UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Series Global ex U.S. Index Fund Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	15.7%
United Kingdom	12.9%
Canada	6.8%
France	6.7%
Switzerland	6.5%
Germany	6.4%
Australia	5.0%
Korea (South)	3.3%
Hong Kong	2.6%
Other*	34.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Japan	16.4%
United Kingdom	13.6%
France	6.9%
Switzerland	6.8%
Germany	6.5%
Canada	6.2%
Australia	4.5%
Korea (South)	3.3%
Hong Kong	2.7%
Other*	33.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.4	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0	1.1
Novartis AG (Switzerland, Pharmaceuticals)	1.0	1.2
Toyota Motor Corp. (Japan, Automobiles)	0.8	0.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.7	0.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.7	0.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.7	0.6
Total SA (France, Oil, Gas & Consumable Fuels)	0.6	0.6
Novo Nordisk A/S Series B (Denmark, Pharaceuticals)	0.6	0.6
	8.3

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.5	27.2
Consumer Discretionary	11.6	11.6
Consumer Staples	11.1	10.1
Industrials	10.5	10.3
Health Care	8.7	9.2
Information Technology	8.3	7.8
Materials	6.7	6.3
Energy	6.7	6.1
Telecommunication Services	5.1	5.3
Utilities	3.4	3.8

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 5.0%
AGL Energy Ltd.	125,987	$1,752,076
Alumina Ltd.	483,997	550,171
Amcor Ltd. (a)	217,246	2,543,818
AMP Ltd.	554,102	2,477,311
APA Group unit	207,968	1,383,624
Aristocrat Leisure Ltd.	101,515	771,869
Asciano Ltd.	166,630	1,118,736
ASX Ltd.	35,933	1,194,776
Aurizon Holdings Ltd.	389,835	1,265,675
Australia & New Zealand Banking Group Ltd.	546,085	10,009,703
Bank of Queensland Ltd.	71,106	608,236
Bendigo & Adelaide Bank Ltd.	84,962	602,080
BHP Billiton Ltd.	603,324	9,422,083
Boral Ltd.	138,801	679,660
Brambles Ltd.	296,028	2,809,059
Caltex Australia Ltd.	50,573	1,249,728
Challenger Ltd.	105,157	716,407
Cimic Group Ltd.	19,195	522,352
Coca-Cola Amatil Ltd.	105,605	690,552
Cochlear Ltd.	10,705	879,315
Commonwealth Bank of Australia	320,707	18,018,045
Computershare Ltd.	87,659	673,847
Crown Ltd.	68,273	613,073
CSL Ltd.	87,304	6,982,016
DEXUS Property Group unit	181,580	1,162,502
DUET Group	430,830	737,059
Flight Centre Travel Group Ltd.	10,503	313,928
Fortescue Metals Group Ltd. (b)	291,943	756,948
Goodman Group unit	329,903	1,728,300
Harvey Norman Holdings Ltd.	104,056	354,453
Healthscope Ltd.	322,366	666,702
Iluka Resources Ltd.	79,100	386,724
Incitec Pivot Ltd.	319,310	781,775
Insurance Australia Group Ltd.	455,230	1,997,194
Lendlease Group unit	103,801	1,002,349
Macquarie Group Ltd.	57,467	2,774,635
Medibank Private Ltd.	519,115	1,239,387
Mirvac Group unit	697,080	991,146
National Australia Bank Ltd.	493,186	10,118,223
Newcrest Mining Ltd. (a)	143,830	2,074,581
Orica Ltd.	68,652	798,653
Origin Energy Ltd.	324,808	1,355,853
Platinum Asset Management Ltd.	43,767	201,666
Qantas Airways Ltd.	145,592	356,457
QBE Insurance Group Ltd.	257,237	2,180,830
Ramsay Health Care Ltd.	26,539	1,310,621
realestate.com.au Ltd.	9,856	381,595
Rio Tinto Ltd.	79,351	3,110,245
Santos Ltd.	314,717	1,148,616
Scentre Group unit	997,145	3,555,860
SEEK Ltd.	60,548	753,637
Sonic Healthcare Ltd.	73,785	1,082,753
South32 Ltd. (a)	991,295	1,251,194
South32 Ltd. sponsored ADR (a)	2,887	17,928
SP AusNet	317,725	370,829
Stockland Corp. Ltd. unit	445,195	1,479,263
Suncorp Group Ltd.	241,192	2,292,379
Sydney Airport unit	205,004	1,061,507
Tabcorp Holdings Ltd.	152,048	512,151
Tatts Group Ltd.	273,859	785,022
Telstra Corp. Ltd.	801,513	3,254,434
The GPT Group unit	335,610	1,283,561
TPG Telecom Ltd.	53,915	439,049
Transurban Group unit	379,778	3,343,889
Treasury Wine Estates Ltd.	137,004	970,874
Vicinity Centers unit	630,340	1,591,206
Vocus Communications Ltd.	84,492	554,421
Wesfarmers Ltd.	211,399	6,874,731
Westfield Corp. unit (a)	370,070	2,841,966
Westpac Banking Corp.	624,179	14,651,705
Woodside Petroleum Ltd.	139,048	2,996,251
Woolworths Ltd.	240,358	4,040,740

TOTAL AUSTRALIA		161,470,004

Austria - 0.1%
Andritz AG	14,434	808,367
Erste Group Bank AG	52,562	1,511,875
IMMOEAST AG (a)	928	0
OMV AG	27,037	811,428
Raiffeisen International Bank-Holding AG (a)	21,416	342,210
Voestalpine AG	21,188	763,746

TOTAL AUSTRIA		4,237,626

Bailiwick of Jersey - 0.8%
Experian PLC	181,510	3,317,819
Glencore Xstrata PLC	2,299,543	5,473,403
Petrofac Ltd.	48,519	599,050
Randgold Resources Ltd.	17,538	1,751,840
Shire PLC	111,317	6,946,404
Wolseley PLC	47,816	2,678,273
WPP PLC	242,919	5,675,216

TOTAL BAILIWICK OF JERSEY		26,442,005

Belgium - 1.0%
Ageas	37,850	1,484,833
Anheuser-Busch InBev SA NV	151,183	18,713,417
Belgacom SA	28,738	966,627
Colruyt NV	13,321	766,931
Delhaize Group SA	19,477	2,046,734
Groupe Bruxelles Lambert SA	15,146	1,337,660
KBC Groep NV	47,106	2,644,616
Solvay SA Class A	13,981	1,412,949
Telenet Group Holding NV (a)	10,031	498,492
UCB SA	23,771	1,778,761
Umicore SA	17,668	880,543

TOTAL BELGIUM		32,531,563

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	450,000	303,598
Alibaba Pictures Group Ltd. (a)(b)	1,930,000	450,884
Beijing Enterprises Water Group Ltd.	824,000	491,463
Brilliance China Automotive Holdings Ltd.	566,000	558,272
Cheung Kong Infrastructure Holdings Ltd.	124,000	1,170,239
China Gas Holdings Ltd.	328,000	473,545
China Resource Gas Group Ltd.	168,000	475,413
Cosco Pacific Ltd.	325,377	346,015
Credicorp Ltd. (United States)	12,738	1,852,360
First Pacific Co. Ltd.	458,078	290,081
GOME Electrical Appliances Holdings Ltd.	2,252,418	288,878
Haier Electronics Group Co. Ltd.	240,000	403,087
Hanergy Thin Film Power Group Ltd. (a)	1,902,000	2
Hongkong Land Holdings Ltd.	110,900	704,215
Jardine Matheson Holdings Ltd.	46,200	2,554,860
Kerry Properties Ltd.	124,000	336,957
Kunlun Energy Co. Ltd.	608,000	527,804
Li & Fung Ltd.	1,096,000	677,832
Luye Pharma Group Ltd. (a)	246,000	170,703
Nine Dragons Paper (Holdings) Ltd.	315,000	225,706
Noble Group Ltd. (a)	892,497	305,275
NWS Holdings Ltd.	284,199	431,681
Shangri-La Asia Ltd.	230,000	280,978
Yue Yuen Industrial (Holdings) Ltd.	141,000	513,582

TOTAL BERMUDA		13,833,430

Brazil - 1.0%
Ambev SA	817,730	4,610,245
B2W Companhia Global do Varejo (a)	23,600	94,009
Banco Bradesco SA	152,142	1,242,616
Banco do Brasil SA	161,100	1,035,668
Banco Santander SA (Brasil) unit	77,000	415,532
BB Seguridade Participacoes SA	132,700	1,157,520
BM&F BOVESPA SA	323,700	1,616,971
BR Malls Participacoes SA	81,900	403,160
Brasil Foods SA	113,400	1,622,237
CCR SA	166,500	783,302
Cetip SA - Mercados Organizado	42,560	522,464
Cielo SA	191,579	1,866,074
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	64,700	496,643
Companhia Siderurgica Nacional SA (CSN) (a)	118,800	453,887
Cosan SA Industria e Comercio	23,200	214,782
CPFL Energia SA	37,150	214,415
Drogasil SA	40,500	648,141
Duratex SA (a)	2,319	5,280
Duratex SA	57,266	130,375
Embraer SA	126,600	757,189
Energias do Brasil SA	43,300	161,151
Equatorial Energia SA	34,100	421,782
Estacio Participacoes SA	55,800	192,584
Fibria Celulose SA	47,195	416,889
Hypermarcas SA	65,900	581,349
JBS SA	137,600	361,679
Klabin SA unit	104,100	527,575
Kroton Educacional SA	258,492	962,040
Localiza Rent A Car SA	28,260	271,158
Lojas Americanas SA	42,210	135,862
Lojas Renner SA	120,800	729,524
M. Dias Branco SA	6,300	146,177
Multiplan Empreendimentos Imobiliarios SA	15,300	262,248
Natura Cosmeticos SA	32,500	240,968
Odontoprev SA	48,600	147,810
Petroleo Brasileiro SA - Petrobras (ON) (a)	498,411	1,923,069
Porto Seguro SA	22,200	178,801
Qualicorp SA	43,500	188,457
Rumo Logistica Operadora Multimodal SA (a)	140,000	174,224
Sul America SA unit	34,342	167,254
Terna Participacoes SA unit	18,700	106,352
TIM Participacoes SA	163,403	362,986
Totvs SA	23,200	190,228
Tractebel Energia SA	29,700	329,448
Ultrapar Participacoes SA	67,000	1,410,813
Vale SA	218,000	1,248,069
Vale SA sponsored ADR (b)	26,400	149,688
Weg SA	107,320	473,684

TOTAL BRAZIL		30,752,379

Canada - 6.8%
Agnico Eagle Mines Ltd. (Canada)	40,878	1,932,314
Agrium, Inc.	24,731	2,131,120
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	78,841	3,456,009
AltaGas Ltd. (b)	27,437	666,955
ARC Resources Ltd.	64,002	1,079,878
ATCO Ltd. Class I (non-vtg.)	14,452	472,020
Bank of Montreal	120,747	7,866,311
Bank of Nova Scotia	226,181	11,861,568
Barrick Gold Corp.	218,801	4,235,814
BCE, Inc.	27,079	1,269,888
BlackBerry Ltd. (a)	92,652	654,257
Bombardier, Inc. Class B (sub. vtg.) (a)	363,696	547,848
Brookfield Asset Management, Inc. Class A	165,971	5,608,648
CAE, Inc.	51,783	612,465
Cameco Corp.	73,712	922,355
Canadian Imperial Bank of Commerce	74,659	6,030,081
Canadian National Railway Co.	149,295	9,193,059
Canadian Natural Resources Ltd.	205,593	6,174,180
Canadian Pacific Railway Ltd.	27,690	3,995,155
Canadian Tire Ltd. Class A (non-vtg.)	13,367	1,456,020
Canadian Utilities Ltd. Class A (non-vtg.)	23,784	684,119
CCL Industries, Inc. Class B	5,257	962,617
Cenovus Energy, Inc.	156,392	2,479,188
CGI Group, Inc. Class A (sub. vtg.) (a)	41,567	1,898,956
CI Financial Corp.	44,015	974,525
Constellation Software, Inc.	3,593	1,404,154
Crescent Point Energy Corp.	95,168	1,603,452
Dollarama, Inc.	22,624	1,631,121
Eldorado Gold Corp.	132,932	560,461
Element Financial Corp.	73,467	824,432
Empire Co. Ltd. Class A (non-vtg.)	30,560	507,831
Enbridge, Inc.	172,269	7,156,022
Encana Corp.	158,269	1,210,953
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,145	2,221,657
Finning International, Inc.	31,844	565,969
First Capital Realty, Inc.	21,474	347,603
First Quantum Minerals Ltd.	128,407	1,094,023
Fortis, Inc.	52,613	1,668,923
Franco-Nevada Corp.	32,802	2,303,225
George Weston Ltd.	9,607	833,674
Gildan Activewear, Inc.	43,523	1,351,790
Goldcorp, Inc.	155,933	3,141,776
Great-West Lifeco, Inc.	56,239	1,654,853
H&R REIT/H&R Finance Trust	25,560	446,541
Husky Energy, Inc.	66,193	834,073
IGM Financial, Inc.	18,655	587,290
Imperial Oil Ltd.	55,637	1,845,107
Industrial Alliance Insurance and Financial Services, Inc.	19,022	632,197
Intact Financial Corp.	24,792	1,834,651
Inter Pipeline Ltd.	62,471	1,335,855
Jean Coutu Group, Inc. Class A (sub. vtg.)	16,129	245,271
Keyera Corp.	31,712	1,021,345
Kinross Gold Corp. (a)	233,159	1,328,674
Linamar Corp.	9,322	403,654
Loblaw Companies Ltd.	42,660	2,353,831
Magna International, Inc. Class A (sub. vtg.)	76,004	3,192,326
Manulife Financial Corp.	370,653	5,465,116
Methanex Corp.	17,053	596,386
Metro, Inc. Class A (sub. vtg.)	45,246	1,514,210
National Bank of Canada	64,650	2,310,438
Onex Corp. (sub. vtg.)	15,920	987,530
Open Text Corp.	22,970	1,286,078
Pembina Pipeline Corp.	69,624	2,091,439
Peyto Exploration & Development Corp.	28,104	717,439
Potash Corp. of Saskatchewan, Inc.	156,962	2,777,203
Power Corp. of Canada (sub. vtg.)	70,225	1,706,512
Power Financial Corp.	47,196	1,240,931
PrairieSky Royalty Ltd. (b)	33,880	713,405
Progressive Waste Solution Ltd. (Canada)	20,652	664,643
Restaurant Brands International, Inc.	38,126	1,646,039
RioCan (REIT)	29,423	639,722
Rogers Communications, Inc. Class B (non-vtg.)	68,064	2,647,265
Royal Bank of Canada	279,222	17,340,383
Saputo, Inc.	47,990	1,508,891
Seven Generations Energy Ltd. (a)	30,670	540,214
Shaw Communications, Inc. Class B	76,683	1,419,127
Silver Wheaton Corp.	81,666	1,711,165
Smart (REIT)	11,926	320,130
SNC-Lavalin Group, Inc.	28,247	1,062,836
Sun Life Financial, Inc.	114,964	3,921,622
Suncor Energy, Inc.	297,074	8,720,200
Teck Resources Ltd. Class B (sub. vtg.)	107,466	1,315,596
TELUS Corp.	36,887	1,169,495
The Toronto-Dominion Bank	348,536	15,514,255
Thomson Reuters Corp.	65,074	2,678,267
Tourmaline Oil Corp. (a)	34,951	806,154
TransCanada Corp.	133,185	5,530,357
Turquoise Hill Resources Ltd. (a)	192,203	574,449
Valeant Pharmaceuticals International, Inc. (Canada) (a)	60,940	2,032,958
Veresen, Inc.	54,947	397,640
Vermilion Energy, Inc. (b)	20,582	707,829
West Fraser Timber Co. Ltd.	12,761	420,451
Yamana Gold, Inc.	179,628	890,481

TOTAL CANADA		218,894,940

Cayman Islands - 2.1%
58.com, Inc. ADR (a)	7,043	384,900
AAC Technology Holdings, Inc.	139,000	964,795
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	93,060	7,160,036
Anta Sports Products Ltd.	188,000	478,879
ASM Pacific Technology Ltd.	45,800	330,041
Baidu.com, Inc. sponsored ADR (a)	25,435	4,942,021
Belle International Holdings Ltd.	868,000	529,355
Car, Inc. (a)(b)	148,000	168,020
Casetek Holdings	24,000	108,101
Chailease Holding Co. Ltd.	190,977	320,433
Cheung Kong Property Holdings Ltd.	508,116	3,470,174
China Conch Venture Holdings Ltd.	251,000	507,856
China Huishan Dairy Hld Co. Ltd. (b)	1,079,000	402,809
China Medical System Holdings Ltd.	215,000	279,005
China Mengniu Dairy Co. Ltd.	511,000	864,163
China Resources Land Ltd.	522,465	1,283,534
China State Construction International Holdings Ltd.	342,000	532,735
CK Hutchison Holdings Ltd.	508,116	6,078,908
Country Garden Holdings Co. Ltd.	1,053,537	415,696
Ctrip.com International Ltd. ADR (a)(b)	26,030	1,135,168
ENN Energy Holdings Ltd.	142,000	692,625
Evergrande Real Estate Group Ltd. (b)	950,000	701,990
GCL-Poly Energy Holdings Ltd. (b)	2,464,000	367,194
Geely Automobile Holdings Ltd.	1,005,000	499,577
Haitian International Holdings Ltd.	123,000	209,858
Hengan International Group Co. Ltd.	137,500	1,231,975
JD.com, Inc. sponsored ADR (a)	31,833	813,651
Kingsoft Corp. Ltd.	159,000	365,064
Longfor Properties Co. Ltd.	267,500	375,280
Melco Crown Entertainment Ltd. sponsored ADR	17,894	264,831
MGM China Holdings Ltd.	177,200	248,269
NetEase, Inc. sponsored ADR	7,459	1,049,481
New Oriental Education & Technology Group, Inc. sponsored ADR	12,244	479,475
Qihoo 360 Technology Co. Ltd. ADR (a)	8,709	661,361
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	5,286	215,722
Sands China Ltd.	455,600	1,623,166
Semiconductor Manufacturing International Corp. (a)	5,089,000	418,357
Shenzhou International Group Holdings Ltd.	105,000	542,800
Shimao Property Holdings Ltd.	256,000	353,322
Shui On Land Ltd.	643,170	167,846
Sino Biopharmaceutical Ltd.	832,000	589,559
SOHO China Ltd.	372,500	187,278
SouFun Holdings Ltd. ADR	22,703	129,180
Sunac China Holdings Ltd.	363,000	232,080
TAL Education Group ADR (a)(b)	4,065	235,201
Tencent Holdings Ltd.	971,900	19,776,528
Tingyi (Cayman Islands) Holding Corp.	372,000	433,350
Vipshop Holdings Ltd. ADR (a)	37,492	511,391
Want Want China Holdings Ltd. (b)	1,094,000	839,096
WH Group Ltd.	1,087,500	878,402
Wynn Macau Ltd.	297,200	422,576
YY, Inc. ADR (a)	2,884	181,173
Zhen Ding Technology Holding Ltd.	76,230	160,233

TOTAL CAYMAN ISLANDS		66,214,520

Chile - 0.3%
AES Gener SA	474,078	241,095
Aguas Andinas SA	478,932	278,004
Banco de Chile	4,500,619	491,497
Banco de Credito e Inversiones	7,417	319,166
Banco Santander Chile	12,368,910	598,905
Cencosud SA	237,337	639,473
Colbun SA	1,512,125	410,832
Compania Cervecerias Unidas SA	28,610	321,166
Compania de Petroleos de Chile SA (COPEC)	85,298	852,109
CorpBanca SA	28,932,461	263,323
Empresa Nacional de Electricidad SA	612,281	569,952
Empresa Nacional de Telecomunicaciones SA (ENTEL)	22,699	199,238
Empresas CMPC SA	236,818	535,522
Endesa Americas SA	612,281	289,128
Enersis Chile SA	3,668,785	447,579
Enersis SA	3,668,785	632,608
LATAM Airlines Group SA (a)	55,297	393,982
S.A.C.I. Falabella	91,494	693,134
Sonda SA	94,546	188,155

TOTAL CHILE		8,364,868

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)	4,324,000	1,560,588
Air China Ltd. (H Shares)	338,000	255,894
Aluminum Corp. of China Ltd. (H Shares) (a)(b)	726,000	242,739
Anhui Conch Cement Co. Ltd. (H Shares)	232,500	612,653
AviChina Industry & Technology Co. Ltd. (H Shares)	410,000	285,785
Bank Communications Co. Ltd. (H Shares)	1,646,200	1,037,546
Bank of China Ltd. (H Shares)	14,920,024	6,041,037
Beijing Capital International Airport Co. Ltd. (H Shares)	312,000	334,746
BYD Co. Ltd. (H Shares) (a)(b)	120,500	704,696
CGN Power Co. Ltd.	1,678,000	535,446
China Cinda Asset Management Co. Ltd. (H Shares)	1,637,000	536,059
China CITIC Bank Corp. Ltd. (H Shares)	1,548,293	971,014
China Coal Energy Co. Ltd. (H Shares)	614,000	290,714
China Communications Construction Co. Ltd. (H Shares)	824,000	989,077
China Communications Services Corp. Ltd. (H Shares)	444,000	209,565
China Construction Bank Corp. (H Shares)	15,794,649	10,031,609
China Cosco Holdings Co. Ltd. (H Shares) (a)	496,500	193,859
China Everbright Bank Co. Ltd. (H Shares)	642,000	291,115
China Galaxy Securities Co. Ltd. (H Shares)	632,500	554,760
China International Marine Containers (Group) Ltd. (H Shares)	99,200	154,806
China Life Insurance Co. Ltd. (H Shares)	1,397,000	3,218,069
China Longyuan Power Grid Corp. Ltd. (H Shares)	582,000	402,656
China Merchants Bank Co. Ltd. (H Shares)	860,191	1,884,357
China Minsheng Banking Corp. Ltd. (H Shares)	1,113,360	1,045,772
China National Building Materials Co. Ltd. (H Shares)	524,000	270,158
China Oilfield Services Ltd. (H Shares)	330,000	286,276
China Pacific Insurance (Group) Co. Ltd. (H Shares)	495,000	1,735,691
China Petroleum & Chemical Corp. (H Shares)	4,769,800	3,361,205
China Railway Construction Corp. Ltd. (H Shares)	362,500	460,844
China Railway Group Ltd. (H Shares)	749,000	592,856
China Shenhua Energy Co. Ltd. (H Shares)	630,000	1,060,819
China Shipping Container Lines Co. Ltd. (H Shares) (a)	667,000	152,265
China Southern Airlines Ltd. (H Shares)	338,000	211,940
China Telecom Corp. Ltd. (H Shares)	2,602,000	1,288,163
China Vanke Co. Ltd. (H Shares)	246,100	614,272
Chongqing Changan Automobile Co. Ltd. (B Shares)	156,700	271,102
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	476,000	250,176
CITIC Securities Co. Ltd. (H Shares)	402,000	883,508
CRRC Corp. Ltd. (H Shares)	810,800	786,890
Dalian Wanda Commercial Properties Co., Ltd.	110,000	726,772
Datang International Power Generation Co. Ltd. (H Shares)	542,000	153,978
Dongfeng Motor Group Co. Ltd. (H Shares)	508,000	555,137
GF Securities Co. Ltd. (a)	257,200	583,734
Great Wall Motor Co. Ltd. (H Shares)	587,000	441,594
Guangzhou Automobile Group Co. Ltd. (H Shares)	417,376	485,020
Guangzhou R&F Properties Co. Ltd. (H Shares)	187,200	261,054
Haitong Securities Co. Ltd. (H Shares)	613,200	1,013,386
Huadian Power International Corp. Ltd. (H Shares)	280,000	143,575
Huaneng Power International, Inc. (H Shares)	788,000	562,048
Huaneng Renewables Corp. Ltd. (H Shares)	754,000	222,494
Huatai Securities Co. Ltd. (a)	271,200	572,066
Industrial & Commercial Bank of China Ltd. (H Shares)	13,860,008	7,420,661
Jiangsu Expressway Co. Ltd. (H Shares)	226,000	297,004
Jiangxi Copper Co. Ltd. (H Shares)	243,000	296,682
New China Life Insurance Co. Ltd. (H Shares)	147,700	481,487
People's Insurance Co. of China Group (H Shares)	1,232,000	495,468
PetroChina Co. Ltd. (H Shares)	3,948,000	2,888,476
PICC Property & Casualty Co. Ltd. (H Shares)	737,334	1,341,268
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	979,000	4,594,529
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	356,000	213,716
Shanghai Electric Group Co. Ltd. (H Shares)	526,000	219,876
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	75,000	203,377
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	88,061	293,772
Shanghai Pharma Holding Co. Ltd. (H Shares)	129,400	274,271
Sinopec Engineering Group Co. Ltd. (H Shares) (c)	218,000	202,201
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	656,000	321,784
Sinopharm Group Co. Ltd. (H Shares)	226,000	965,978
Sinotrans Ltd. (H Shares)	318,000	146,975
TravelSky Technology Ltd. (H Shares)	177,000	328,924
Tsingtao Brewery Co. Ltd. (H Shares)	66,000	249,100
Weichai Power Co. Ltd. (H Shares)	183,400	220,234
Yanzhou Coal Mining Co. Ltd. (H Shares)	334,000	189,696
Zhejiang Expressway Co. Ltd. (H Shares)	266,000	271,427
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	98,000	557,595
Zijin Mining Group Co. Ltd. (H Shares)	1,085,000	361,979
ZTE Corp. (H Shares)	144,736	225,179

TOTAL CHINA		73,393,244

Colombia - 0.1%
Cementos Argos SA	74,763	303,914
Corporacion Financiera Colombiana SA	15,550	210,595
Ecopetrol SA	916,214	455,101
Grupo de Inversiones Suramerica SA	44,610	602,903
Interconexion Electrica SA ESP	74,921	228,811
Inversiones Argos SA	56,368	372,002

TOTAL COLOMBIA		2,173,326

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	30,488	595,584
Komercni Banka A/S	2,847	585,694
Telefonica Czech Rep A/S	10,000	101,613

TOTAL CZECH REPUBLIC		1,282,891

Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A	711	968,099
Series B	1,306	1,838,204
Carlsberg A/S Series B	20,130	1,960,443
Christian Hansen Holding A/S	18,643	1,160,222
Coloplast A/S Series B	20,956	1,569,929
Danske Bank A/S	132,693	3,752,323
DSV de Sammensluttede Vognmaend A/S	36,020	1,515,681
Genmab A/S (a)	10,089	1,494,793
ISS Holdings A/S	28,095	1,066,795
Novo Nordisk A/S:
Series B	349,933	19,538,298
Series B sponsored ADR	18,490	1,031,557
Novozymes A/S Series B	43,882	2,103,058
Pandora A/S	20,675	2,684,693
TDC A/S	152,975	782,797
Tryg A/S	22,436	423,542
Vestas Wind Systems A/S	42,073	3,011,673
William Demant Holding A/S (a)	4,730	486,121

TOTAL DENMARK		45,388,228

Egypt - 0.0%
Commercial International Bank SAE	152,347	789,189
Commercial International Bank SAE sponsored GDR	40,173	149,845
Global Telecom Holding (a)	437,779	145,434
Global Telecom Holding GDR (a)	10,000	16,500
Talaat Moustafa Group Holding	182,639	137,803

TOTAL EGYPT		1,238,771

Finland - 0.7%
Elisa Corp. (A Shares)	26,262	980,625
Fortum Corp.	84,079	1,266,975
Kone Oyj (B Shares)	63,235	2,884,704
Metso Corp.	20,921	502,828
Neste Oyj	23,496	751,700
Nokia Corp.	1,084,410	6,401,811
Nokian Tyres PLC	21,476	792,325
Orion Oyj (B Shares)	19,055	664,605
Sampo Oyj (A Shares)	84,239	3,677,938
Stora Enso Oyj (R Shares)	102,961	898,364
UPM-Kymmene Corp.	100,392	1,917,430
Wartsila Corp.	27,736	1,189,061

TOTAL FINLAND		21,928,366

France - 6.6%
Accor SA	39,859	1,765,605
Aeroports de Paris	5,530	695,901
Air Liquide SA	31,749	3,600,865
Alstom SA (a)	38,516	984,373
Arkema SA	12,384	988,083
Atos Origin SA	16,484	1,467,186
AXA SA	370,328	9,350,633
BIC SA	5,364	761,307
BNP Paribas SA	198,996	10,536,263
Bollore Group	159,995	633,880
Bollore Group (a)	642	2,499
Bouygues SA	38,127	1,271,301
Bureau Veritas SA	50,073	1,186,857
Capgemini SA	30,726	2,868,454
Carrefour SA	104,088	2,949,257
Casino Guichard Perrachon SA	10,706	636,973
Christian Dior SA	10,241	1,798,252
CNP Assurances	32,693	556,473
Compagnie de St. Gobain	89,379	4,093,225
Credit Agricole SA	198,354	2,193,803
Danone SA	110,696	7,755,736
Dassault Systemes SA	24,116	1,886,038
Edenred SA	39,133	771,615
EDF SA (a)	23,260	334,122
EDF SA	21,836	313,667
Engie	274,245	4,521,949
Essilor International SA	38,608	4,997,725
Eurazeo SA	7,333	516,394
Eutelsat Communications	31,717	985,114
Fonciere des Regions	5,711	540,414
Gecina SA	6,469	935,546
Groupe Eurotunnel SA	87,038	1,111,241
Hermes International SCA	4,955	1,764,528
ICADE	6,234	490,754
Iliad SA	4,957	1,083,267
Imerys SA	6,655	491,205
Ingenico SA	10,361	1,221,978
JCDecaux SA	14,070	621,476
Kering SA	14,223	2,437,207
Klepierre SA	41,282	1,941,613
L'Oreal SA	24,313	4,411,185
L'Oreal SA	23,031	4,178,587
Lagardere S.C.A. (Reg.)	21,869	580,202
Legrand SA	50,128	2,855,030
LVMH Moet Hennessy - Louis Vuitton SA	52,513	8,749,270
Michelin CGDE Series B	34,989	3,651,848
Natixis SA	175,282	966,804
Numericable Group SA	20,590	673,937
Orange SA	373,138	6,199,289
Pernod Ricard SA	39,933	4,310,980
Peugeot Citroen SA (a)	83,813	1,348,859
Publicis Groupe SA	35,541	2,630,148
Remy Cointreau SA	4,425	367,245
Renault SA	36,119	3,485,657
Rexel SA	55,997	848,299
Safran SA	58,748	4,047,600
Sanofi SA	215,030	17,724,184
Sanofi SA sponsored ADR	11,693	480,582
Schneider Electric SA	104,901	6,859,223
SCOR SE	28,928	984,942
Societe Generale Series A	136,272	5,361,918
Sodexo SA (a)	1,778	179,546
Sodexo SA	9,947	1,004,468
Sodexo SA (a)	6,008	606,700
Suez Environnement SA	55,391	1,021,150
Technip SA	19,548	1,144,017
Thales SA	19,761	1,708,364
Total SA	399,606	20,196,401
Total SA sponsored ADR	13,854	703,091
Unibail-Rodamco	18,526	4,963,888
Valeo SA	14,914	2,364,349
Veolia Environnement SA	84,294	2,070,855
VINCI SA	90,112	6,731,642
Vivendi SA	218,324	4,194,073
Wendel SA	5,274	609,334
Zodiac Aerospace	37,959	889,945

TOTAL FRANCE		212,166,391

Germany - 6.0%
adidas AG	39,306	5,067,826
Allianz SE	85,910	14,615,687
Axel Springer Verlag AG	8,207	458,218
BASF AG	172,674	14,265,524
Bayer AG	155,522	17,941,607
Bayerische Motoren Werke AG (BMW)	62,453	5,756,701
Beiersdorf AG	19,003	1,705,065
Brenntag AG	29,078	1,705,076
Commerzbank AG	199,965	1,868,395
Continental AG	20,669	4,539,338
Daimler AG (Germany)	181,053	12,581,931
Deutsche Bank AG	259,200	4,888,246
Deutsche Boerse AG	36,274	2,977,683
Deutsche Lufthansa AG	44,023	683,540
Deutsche Post AG	182,070	5,347,990
Deutsche Telekom AG	606,091	10,638,974
Deutsche Wohnen AG (Bearer)	63,469	1,943,698
E.ON AG	375,960	3,896,514
Evonik Industries AG	26,150	828,375
Fraport AG Frankfurt Airport Services Worldwide	7,941	480,648
Fresenius Medical Care AG & Co. KGaA	38,687	3,367,204
Fresenius Medical Care AG & Co. KGaA sponsored ADR	4,913	214,354
Fresenius SE & Co. KGaA	71,744	5,218,198
GEA Group AG	34,329	1,591,598
Hannover Reuck SE	11,360	1,295,314
HeidelbergCement Finance AG	26,481	2,352,689
Henkel AG & Co. KGaA	19,524	1,983,644
Hugo Boss AG	12,531	799,075
Infineon Technologies AG	211,981	3,024,455
K&S AG	35,894	895,167
Lanxess AG	17,214	900,098
Linde AG	34,926	5,334,935
MAN SE	6,592	715,189
Merck KGaA	24,356	2,288,837
Metro AG	33,163	1,053,759
Muenchener Rueckversicherungs AG	31,371	5,817,465
OSRAM Licht AG	16,662	869,517
ProSiebenSat.1 Media AG	41,190	2,099,768
RWE AG	92,450	1,380,942
SAP AG	184,793	14,499,052
Siemens AG	146,079	15,286,913
Siemens AG sponsored ADR	2,955	309,625
Symrise AG	23,216	1,538,120
Telefonica Deutschland Holding AG	140,671	714,208
Thyssenkrupp AG	69,201	1,609,336
TUI AG	67,733	980,774
TUI AG	26,331	381,401
United Internet AG	23,403	1,142,516
Volkswagen AG	6,673	1,065,654
Vonovia SE	87,597	2,947,402
Zalando SE (a)	16,170	535,837

TOTAL GERMANY		194,404,082

Greece - 0.1%
Alpha Bank AE (a)	263,254	572,010
EFG Eurobank Ergasias SA (a)	362,226	305,658
Folli Follie SA	6,133	126,302
Greek Organization of Football Prognostics SA	40,740	307,973
Hellenic Telecommunications Organization SA	44,590	434,100
Jumbo SA (a)	19,570	256,331
National Bank of Greece SA (a)	1,013,564	302,767
Piraeus Bank SA (a)	1,239,138	367,154
Public Power Corp. of Greece	20,000	66,421
Titan Cement Co. SA (Reg.)	9,358	213,471

TOTAL GREECE		2,952,187

Hong Kong - 2.6%
AIA Group Ltd.	2,265,800	13,559,920
Bank of East Asia Ltd.	225,586	818,423
Beijing Enterprises Holdings Ltd.	97,500	508,499
BOC Hong Kong (Holdings) Ltd.	696,000	2,078,881
Cathay Pacific Airways Ltd.	217,000	345,974
China Everbright International Ltd.	465,000	520,581
China Everbright Ltd.	172,000	339,538
China Jinmao Hlds Group Ltd.	708,000	202,706
China Merchants Holdings International Co. Ltd.	216,712	642,813
China Mobile Ltd.	1,154,000	13,248,811
China Overseas Land and Investment Ltd.	740,000	2,348,957
China Power International Development Ltd.	613,000	261,640
China Resources Beer Holdings Co. Ltd.	225,242	494,949
China Resources Power Holdings Co. Ltd.	357,780	602,591
China Taiping Insurance Group Ltd. (a)	304,065	619,608
China Unicom Ltd.	1,124,000	1,315,404
CITIC Pacific Ltd.	819,000	1,194,344
CLP Holdings Ltd.	355,500	3,286,604
CNOOC Ltd.	3,351,000	4,139,562
CSPC Pharmaceutical Group Ltd.	770,000	684,358
Far East Horizon Ltd.	333,000	264,328
Fosun International Ltd.	404,000	558,214
Galaxy Entertainment Group Ltd.	441,000	1,482,307
Guangdong Investment Ltd.	524,000	739,920
Hang Lung Properties Ltd.	420,000	836,293
Hang Seng Bank Ltd.	143,900	2,608,987
Henderson Land Development Co. Ltd.	218,359	1,360,931
HK Electric Investments & HK Electric Investments Ltd. unit	488,500	439,264
HKT Trust/HKT Ltd. unit	504,640	725,390
Hong Kong & China Gas Co. Ltd.	1,304,343	2,428,015
Hong Kong Exchanges and Clearing Ltd.	216,016	5,445,171
Hysan Development Co. Ltd.	119,434	527,715
Lenovo Group Ltd.	1,364,000	1,079,049
Link (REIT)	423,730	2,570,719
MTR Corp. Ltd.	271,671	1,343,120
New World Development Co. Ltd.	1,008,319	1,002,782
PCCW Ltd.	775,690	525,052
Power Assets Holdings Ltd.	260,000	2,473,663
Shanghai Industrial Holdings Ltd.	94,000	213,710
Sino Land Ltd.	575,365	903,291
Sino-Ocean Land Holdings Ltd.	627,913	282,396
SJM Holdings Ltd.	385,000	258,125
Sun Art Retail Group Ltd.	447,500	335,322
Sun Hung Kai Properties Ltd.	326,583	4,115,966
Swire Pacific Ltd. (A Shares)	109,500	1,187,924
Swire Properties Ltd.	219,000	568,646
Techtronic Industries Co. Ltd.	260,500	976,529
Wharf Holdings Ltd.	257,000	1,389,096
Wheelock and Co. Ltd.	169,000	782,404
Yuexiu Property Co. Ltd.	1,246,000	180,889

TOTAL HONG KONG		84,819,381

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	6,556	400,662
OTP Bank PLC	44,936	1,190,025
Richter Gedeon PLC	26,485	526,313

TOTAL HUNGARY		2,117,000

India - 1.7%
ABB Ltd. India (a)	4	78
ACC Ltd.	8,115	176,305
Adani Ports & Special Economic Zone	156,117	559,831
Ambuja Cements Ltd.	125,334	416,991
Apollo Hospitals Enterprise Ltd.	13,688	270,389
Ashok Leyland Ltd.	200,000	321,563
Asian Paints India Ltd.	53,338	695,577
Aurobindo Pharma Ltd.	49,340	564,481
Axis Bank Ltd. (a)	110,000	782,290
Bajaj Auto Ltd.	15,611	585,646
Bharat Forge Ltd.	18,661	224,211
Bharat Heavy Electricals Ltd. (a)	110,152	207,948
Bharat Petroleum Corp. Ltd. (a)	30,199	444,628
Bharti Airtel Ltd.	226,023	1,237,205
Bharti Infratel Ltd.	105,455	595,259
Bosch Ltd. (a)	1,417	419,476
Cadila Healthcare Ltd.	38,000	187,410
Cairn India Ltd. (a)	84,435	184,504
Cipla Ltd.	64,618	522,388
Coal India Ltd.	129,857	563,117
Container Corp. of India Ltd.	10,558	215,029
Dabur India Ltd.	99,349	412,499
Divi's Laboratories Ltd.	15,079	238,606
Dr. Reddy's Laboratories Ltd. (a)	22,259	1,026,242
Eicher Motors Ltd. (a)	2,266	683,462
GAIL India Ltd.	72,164	391,481
GlaxoSmithKline Consumer Healthcare Ltd. (a)	1,912	169,757
Glenmark Pharmaceuticals Ltd. (a)	25,245	315,232
Godrej Consumer Products Ltd.	22,431	446,303
HCL Technologies Ltd.	106,037	1,197,726
Hero Motocorp Ltd. (a)	9,086	396,320
Hindalco Industries Ltd. (a)	210,948	305,979
Hindustan Unilever Ltd.	142,239	1,858,461
Housing Development Finance Corp. Ltd.	281,595	4,614,223
ICICI Bank Ltd. (a)	205,128	724,223
Idea Cellular Ltd. (a)	201,794	360,143
Indiabulls Housing Finance Ltd.	55,025	574,269
Indiabulls Wholesale Services Ltd. (a)	510	114
Infosys Ltd.	345,258	6,271,842
ITC Ltd.	421,734	2,063,100
JSW Steel Ltd. (a)	15,038	310,877
Larsen & Toubro Ltd. (a)	58,722	1,109,101
LIC Housing Finance Ltd. (a)	50,077	348,520
Lupin Ltd.	41,727	1,009,638
Mahindra & Mahindra Financial Services Ltd. (a)	53,575	241,963
Mahindra & Mahindra Ltd. (a)	70,106	1,404,695
Marico Ltd.	85,567	333,764
Maruti Suzuki India Ltd. (a)	19,930	1,138,529
Motherson Sumi Systems Ltd.	60,011	227,981
Nestle India Ltd.	4,181	360,375
NTPC Ltd.	253,922	532,496
Oil& Natural Gas Corp. Ltd.	155,160	507,463
Piramal Enterprises Ltd.	12,199	218,589
Power Finance Corp. Ltd.	51,497	139,043
Reliance Communication Ltd. (a)	170,897	144,589
Reliance Industries Ltd.	242,826	3,592,372
Rural Electrification Corp. Ltd.	53,366	143,326
Shree Cement Ltd.	1,515	289,516
Shriram Transport Finance Co. Ltd.	26,965	382,744
Siemens India Ltd. (a)	12,797	219,199
State Bank of India (a)	287,190	817,140
Sun Pharmaceutical Industries Ltd.	180,875	2,209,150
Tata Consultancy Services Ltd.	88,738	3,387,181
Tata Motors Ltd. (a)	148,642	908,738
Tata Motors Ltd. Class A (a)	71,945	322,545
Tata Power Co. Ltd.	207,430	220,154
Tata Steel Ltd.	54,224	286,608
Tech Mahindra Ltd.	42,484	310,929
Ultratech Cemco Ltd. (a)	6,589	313,596
United Breweries Ltd. (a)	12,807	146,944
United Spirits Ltd. (a)	11,082	396,396
UPL Ltd.	51,012	413,085
Vedanta Ltd. (a)	172,390	269,386
Wipro Ltd.	114,035	950,321
Zee Entertainment Enterprises Ltd.	107,007	668,376

TOTAL INDIA		55,499,637

Indonesia - 0.6%
PT Adaro Energy Tbk	2,642,800	146,288
PT AKR Corporindo Tbk	335,200	165,211
PT Astra Agro Lestari Tbk	76,000	92,781
PT Astra International Tbk	3,801,300	1,938,409
PT Bank Central Asia Tbk	2,314,000	2,289,786
PT Bank Danamon Indonesia Tbk Series A	596,213	148,737
PT Bank Mandiri (Persero) Tbk	1,761,800	1,280,696
PT Bank Negara Indonesia (Persero) Tbk	1,401,089	487,109
PT Bank Rakyat Indonesia Tbk	2,088,900	1,639,378
PT Bumi Serpong Damai Tbk	1,454,500	204,036
PT Charoen Pokphand Indonesia Tbk	1,382,000	389,303
PT Global Mediacom Tbk	1,477,200	129,933
PT Gudang Garam Tbk	91,100	478,365
PT Hanjaya Mandala Sampoerna Tbk	69,900	529,365
PT Indocement Tunggal Prakarsa Tbk	280,200	419,089
PT Indofood CBP Sukses Makmur Tbk	213,300	247,055
PT Indofood Sukses Makmur Tbk	832,800	449,932
PT Jasa Marga Tbk	358,200	148,028
PT Kalbe Farma Tbk	4,011,800	418,276
PT Lippo Karawaci Tbk	3,805,600	292,894
PT Matahari Department Store Tbk	438,900	632,325
PT Media Nusantara Citra Tbk	924,700	164,774
PT Perusahaan Gas Negara Tbk Series B	2,007,100	398,741
PT Semen Gresik (Persero) Tbk	565,300	424,361
PT Summarecon Agung Tbk	1,934,400	229,552
PT Surya Citra Media Tbk	1,123,100	272,514
PT Telkomunikasi Indonesia Tbk Series B	9,449,900	2,535,341
PT Tower Bersama Infrastructure Tbk (a)	375,700	168,792
PT Unilever Indonesia Tbk	284,600	918,778
PT United Tractors Tbk	318,712	362,502
PT XL Axiata Tbk (a)	536,100	143,090

TOTAL INDONESIA		18,145,441

Ireland - 0.4%
Bank of Ireland (a)	5,195,348	1,576,467
CRH PLC	155,027	4,511,736
James Hardie Industries PLC CDI	82,824	1,166,931
Kerry Group PLC Class A	29,832	2,659,972
Paddy Power PLC (Ireland)	15,236	2,042,052
Ryanair Holdings PLC	4,983	75,540
Ryanair Holdings PLC sponsored ADR	4,638	375,446

TOTAL IRELAND		12,408,144

Isle of Man - 0.0%
Genting Singapore PLC	1,130,700	685,222
New Europe Property Investments PLC	43,072	542,332

TOTAL ISLE OF MAN		1,227,554

Israel - 0.5%
Azrieli Group	7,151	284,015
Bank Hapoalim BM (Reg.)	200,691	1,032,338
Bank Leumi le-Israel BM (a)	265,049	976,080
Bezeq The Israel Telecommunication Corp. Ltd.	359,778	767,421
Check Point Software Technologies Ltd. (a)(b)	12,874	1,066,868
Delek Group Ltd.	861	153,030
Israel Chemicals Ltd.	94,813	470,455
Mizrahi Tefahot Bank Ltd.	25,514	295,670
NICE Systems Ltd.	10,714	687,559
Taro Pharmaceutical Industries Ltd. (a)	1,436	200,667
Teva Pharmaceutical Industries Ltd.	129,560	7,285,139
Teva Pharmaceutical Industries Ltd. sponsored ADR	42,261	2,301,111

TOTAL ISRAEL		15,520,353

Italy - 1.4%
Assicurazioni Generali SpA	219,224	3,343,619
Atlantia SpA	77,351	2,154,041
Banco Popolare Societa Cooperativa	69,293	489,155
Enel SpA	1,469,703	6,679,544
Eni SpA	476,988	7,792,519
EXOR SpA	20,674	776,467
Finmeccanica SpA (a)	75,366	951,865
Intesa Sanpaolo SpA	2,384,835	6,629,365
Intesa Sanpaolo SpA (Risparmio Shares)	175,556	461,543
Luxottica Group SpA	31,826	1,733,563
Mediobanca SpA	106,311	873,423
Prysmian SpA	36,105	851,232
Saipem SpA	1,153,369	552,038
Snam Rete Gas SpA	393,245	2,400,020
Telecom Italia SpA (a)	2,160,281	2,109,458
Terna SpA	279,493	1,575,845
UniCredit SpA	896,685	3,464,252
Unione di Banche Italiane SCpA	169,965	720,477
Unipolsai SpA	204,934	478,236

TOTAL ITALY		44,036,662

Japan - 15.7%
ABC-MART, Inc.	5,300	343,929
ACOM Co. Ltd. (a)	75,800	395,421
AEON Co. Ltd.	122,900	1,841,706
AEON Financial Service Co. Ltd.	20,100	448,607
AEON MALL Co. Ltd.	21,820	300,094
Air Water, Inc.	30,000	450,685
Aisin Seiki Co. Ltd.	36,000	1,398,953
Ajinomoto Co., Inc.	106,100	2,445,634
Alfresa Holdings Corp.	32,800	631,631
All Nippon Airways Ltd.	214,000	597,561
Alps Electric Co. Ltd.	34,300	592,831
Amada Holdings Co. Ltd.	62,600	628,910
Aozora Bank Ltd.	208,000	737,987
Asahi Glass Co. Ltd.	177,000	1,036,592
Asahi Group Holdings	72,800	2,310,457
Asahi Kasei Corp.	238,000	1,628,427
Asics Corp.	29,800	590,200
Astellas Pharma, Inc.	397,200	5,355,286
Bandai Namco Holdings, Inc.	33,400	711,063
Bank of Kyoto Ltd.	65,000	435,999
Benesse Holdings, Inc.	12,700	360,318
Bridgestone Corp.	122,200	4,497,868
Brother Industries Ltd.	44,000	498,800
Calbee, Inc.	13,800	537,250
Canon, Inc.	189,800	5,307,329
Canon, Inc. sponsored ADR	11,056	308,794
Casio Computer Co. Ltd.	38,000	723,023
Central Japan Railway Co.	27,000	4,729,746
Chiba Bank Ltd.	132,000	666,603
Chubu Electric Power Co., Inc.	121,300	1,597,783
Chugai Pharmaceutical Co. Ltd.	42,200	1,422,171
Chugoku Electric Power Co., Inc.	56,000	726,797
Citizen Holdings Co. Ltd.	48,800	275,261
Concordia Financial Group Ltd. (a)	221,700	1,019,616
Credit Saison Co. Ltd.	28,200	518,549
Dai Nippon Printing Co. Ltd.	103,000	965,982
Dai-ichi Mutual Life Insurance Co.	202,800	2,437,594
Daicel Chemical Industries Ltd.	56,200	702,048
Daihatsu Motor Co. Ltd.	35,700	476,419
Daiichi Sankyo Kabushiki Kaisha	120,000	2,828,088
Daikin Industries Ltd.	44,100	3,500,615
Dainippon Sumitomo Pharma Co. Ltd.	29,400	378,459
Daito Trust Construction Co. Ltd.	13,400	1,895,192
Daiwa House Industry Co. Ltd.	112,700	3,010,976
Daiwa Securities Group, Inc.	313,000	1,822,857
DENSO Corp.	91,400	3,474,221
Dentsu, Inc.	40,700	2,067,927
Don Quijote Holdings Co. Ltd.	22,300	793,341
East Japan Railway Co.	62,500	5,498,505
Eisai Co. Ltd.	47,400	2,934,047
Electric Power Development Co. Ltd.	27,300	822,770
FamilyMart Co. Ltd.	11,100	585,798
Fanuc Corp.	36,800	5,436,171
Fast Retailing Co. Ltd.	10,000	2,633,023
Fuji Electric Co. Ltd.	105,000	446,801
Fuji Heavy Industries Ltd.	110,400	3,624,984
Fujifilm Holdings Corp.	87,200	3,579,410
Fujitsu Ltd.	352,000	1,229,922
Fukuoka Financial Group, Inc.	143,000	488,845
GungHo Online Entertainment, Inc. (b)	79,200	207,298
Gunma Bank Ltd.	72,000	285,071
Hakuhodo DY Holdings, Inc.	44,700	503,930
Hamamatsu Photonics K.K.	26,500	736,457
Hankyu Hanshin Holdings, Inc.	212,000	1,343,764
Hikari Tsushin, Inc.	3,600	269,648
Hino Motors Ltd.	48,900	471,838
Hirose Electric Co. Ltd.	5,625	680,322
Hiroshima Bank Ltd.	93,000	336,690
Hisamitsu Pharmaceutical Co., Inc.	10,700	506,219
Hitachi Chemical Co. Ltd.	19,700	330,837
Hitachi Construction Machinery Co. Ltd.	19,900	315,949
Hitachi High-Technologies Corp.	13,200	357,161
Hitachi Ltd.	908,000	4,160,661
Hitachi Metals Ltd.	41,100	417,336
Hokuhoku Financial Group, Inc.	227,000	285,802
Hokuriku Electric Power Co., Inc.	32,500	425,661
Honda Motor Co. Ltd.	306,700	8,276,542
Hoshizaki Electric Co. Ltd.	7,400	621,032
Hoya Corp.	78,300	2,998,442
Hulic Co. Ltd.	56,000	557,366
Idemitsu Kosan Co. Ltd.	16,600	354,613
IHI Corp.	263,000	570,315
Iida Group Holdings Co. Ltd.	27,500	513,593
INPEX Corp.	179,100	1,423,818
Isetan Mitsukoshi Holdings Ltd.	66,700	707,803
Isuzu Motors Ltd.	112,600	1,204,852
Itochu Corp.	296,900	3,773,185
ITOCHU Techno-Solutions Corp.	9,100	178,327
Iyo Bank Ltd.	45,700	300,300
J. Front Retailing Co. Ltd.	46,100	553,843
Japan Airlines Co. Ltd.	22,300	802,673
Japan Airport Terminal Co. Ltd. (b)	8,100	289,068
Japan Exchange Group, Inc.	103,500	1,541,451
Japan Post Bank Co. Ltd. (a)	75,800	925,448
Japan Post Holdings Co. Ltd. (a)	85,100	1,146,520
Japan Prime Realty Investment Corp.	156	687,630
Japan Real Estate Investment Corp.	246	1,531,846
Japan Retail Fund Investment Corp.	483	1,186,668
Japan Tobacco, Inc.	206,800	8,449,422
JFE Holdings, Inc.	92,700	1,300,891
JGC Corp.	39,000	665,143
Joyo Bank Ltd.	117,000	407,758
JSR Corp.	34,500	472,932
JTEKT Corp.	38,700	492,793
JX Holdings, Inc.	421,510	1,811,611
Kajima Corp.	160,000	993,947
Kakaku.com, Inc.	26,900	484,499
Kamigumi Co. Ltd.	45,000	403,463
Kaneka Corp.	52,000	435,225
Kansai Electric Power Co., Inc. (a)	133,000	1,171,349
Kansai Paint Co. Ltd.	43,300	757,302
Kao Corp.	94,800	5,244,050
Kawasaki Heavy Industries Ltd.	267,000	748,841
KDDI Corp.	328,800	9,471,325
Keihan Electric Railway Co., Ltd.	96,000	696,094
Keihin Electric Express Railway Co. Ltd.	85,000	769,432
Keio Corp.	107,000	942,451
Keisei Electric Railway Co.	51,000	701,651
Keyence Corp.	8,570	5,136,798
Kikkoman Corp.	28,000	892,182
Kintetsu Group Holdings Co. Ltd.	335,000	1,377,695
Kirin Holdings Co. Ltd.	154,800	2,232,648
Kobe Steel Ltd.	586,000	562,689
Koito Manufacturing Co. Ltd.	19,500	844,824
Komatsu Ltd.	173,300	2,976,413
Konami Holdings Corp.	17,200	542,307
Konica Minolta, Inc.	84,200	726,778
Kose Corp.	5,600	512,204
Kubota Corp.	210,600	3,067,780
Kuraray Co. Ltd.	66,800	846,893
Kurita Water Industries Ltd.	19,900	478,515
Kyocera Corp.	60,300	2,992,097
Kyowa Hakko Kirin Co., Ltd.	42,900	762,678
Kyushu Electric Power Co., Inc.	79,900	801,933
Kyushu Financial Group, Inc. (a)	66,200	347,476
Lawson, Inc.	12,400	959,801
LIXIL Group Corp.	50,400	1,055,285
M3, Inc.	36,900	995,431
Mabuchi Motor Co. Ltd.	9,200	457,946
Makita Corp.	22,400	1,413,068
Marubeni Corp.	310,500	1,648,214
Marui Group Co. Ltd.	42,300	646,244
Maruichi Steel Tube Ltd.	9,000	261,758
Mazda Motor Corp.	101,600	1,548,008
McDonald's Holdings Co. (Japan) Ltd.(b)	12,800	319,777
Medipal Holdings Corp.	25,000	395,531
Meiji Holdings Co. Ltd.	23,000	1,772,421
Minebea Mitsumi, Inc.	60,000	491,459
Miraca Holdings, Inc.	10,400	441,970
Mitsubishi Chemical Holdings Corp.	255,800	1,334,902
Mitsubishi Corp.	254,000	4,269,385
Mitsubishi Electric Corp.	363,000	3,857,753
Mitsubishi Estate Co. Ltd.	235,000	4,465,615
Mitsubishi Gas Chemical Co., Inc.	73,000	400,318
Mitsubishi Heavy Industries Ltd.	570,000	2,026,128
Mitsubishi Logistics Corp.	21,000	287,092
Mitsubishi Materials Corp.	207,000	656,559
Mitsubishi Motors Corp. of Japan	119,300	480,105
Mitsubishi Tanabe Pharma Corp.	42,400	754,911
Mitsubishi UFJ Financial Group, Inc.	2,397,300	11,063,097
Mitsubishi UFJ Lease & Finance Co. Ltd.	91,300	397,899
Mitsui & Co. Ltd.	320,700	3,917,428
Mitsui Chemicals, Inc.	154,000	510,747
Mitsui Fudosan Co. Ltd.	177,000	4,322,771
Mitsui OSK Lines Ltd.	212,000	450,510
mixi, Inc.	8,300	283,601
Mizuho Financial Group, Inc.	4,441,060	6,656,758
MS&AD Insurance Group Holdings, Inc.	95,290	2,516,752
Murata Manufacturing Co. Ltd.	38,100	4,968,670
Nabtesco Corp.	22,400	505,326
Nagoya Railroad Co. Ltd.	163,000	822,081
NEC Corp.	492,000	1,197,417
New Hampshire Foods Ltd.	33,000	735,550
Nexon Co. Ltd.	24,800	372,382
NGK Insulators Ltd.	49,000	1,006,291
NGK Spark Plug Co. Ltd.	34,000	678,075
NHK Spring Co. Ltd.	29,600	260,536
Nidec Corp.	42,100	3,084,838
Nikon Corp. (b)	64,400	938,785
Nintendo Co. Ltd.	20,000	2,708,020
Nippon Building Fund, Inc.	266	1,685,111
Nippon Electric Glass Co. Ltd.	73,000	386,493
Nippon Express Co. Ltd.	152,000	693,640
Nippon Paint Holdings Co. Ltd.	27,400	719,439
Nippon Prologis REIT, Inc.	294	704,964
Nippon Steel & Sumitomo Metal Corp.	142,717	2,969,622
Nippon Telegraph & Telephone Corp.	133,400	5,969,694
Nippon Yusen KK	300,000	587,707
Nissan Motor Co. Ltd.	467,600	4,149,495
Nisshin Seifun Group, Inc.	40,145	657,218
Nissin Food Holdings Co. Ltd.	12,100	561,718
Nitori Holdings Co. Ltd.	14,000	1,302,264
Nitto Denko Corp.	31,100	1,675,372
NKSJ Holdings, Inc.	62,600	1,643,628
NOK Corp.	18,100	299,984
Nomura Holdings, Inc.	683,200	2,902,755
Nomura Real Estate Holdings, Inc.	23,000	420,331
Nomura Real Estate Master Fund, Inc.	660	1,035,375
Nomura Research Institute Ltd.	23,300	817,367
NSK Ltd.	87,700	765,429
NTT Data Corp.	23,900	1,244,250
NTT DOCOMO, Inc.	247,700	5,940,832
NTT DOCOMO, Inc. sponsored ADR	21,056	512,503
NTT Urban Development Co.	21,700	203,067
Obayashi Corp.	122,400	1,199,561
OBIC Co. Ltd.	12,200	641,243
Odakyu Electric Railway Co. Ltd.	117,000	1,270,562
Oji Holdings Corp.	149,000	611,875
Olympus Corp.	51,600	2,010,162
OMRON Corp.	37,000	1,174,265
Ono Pharmaceutical Co. Ltd.	77,500	3,491,985
Oracle Corp. Japan	7,200	387,811
Oriental Land Co. Ltd.	37,600	2,610,962
ORIX Corp.	248,900	3,520,675
Osaka Gas Co. Ltd.	354,000	1,276,231
Otsuka Corp.	10,000	476,881
Otsuka Holdings Co. Ltd.	73,400	2,861,464
Panasonic Corp.	415,200	3,702,801
Park24 Co. Ltd.	17,300	484,884
Rakuten, Inc.	174,700	1,899,227
Recruit Holdings Co. Ltd.	26,600	821,834
Resona Holdings, Inc.	415,300	1,468,195
Ricoh Co. Ltd.	133,600	1,361,507
Rinnai Corp.	6,800	600,121
ROHM Co. Ltd.	18,300	791,946
Ryohin Keikaku Co. Ltd.	4,500	1,002,437
Sankyo Co. Ltd. (Gunma)	9,300	352,109
Sanrio Co. Ltd. (b)	9,300	182,844
Santen Pharmaceutical Co. Ltd.	70,300	1,007,512
SBI Holdings, Inc. Japan	41,280	427,401
Secom Co. Ltd.	39,500	3,035,381
Sega Sammy Holdings, Inc.	35,800	389,803
Seibu Holdings, Inc.	22,100	466,241
Seiko Epson Corp.	53,200	871,783
Sekisui Chemical Co. Ltd.	79,300	991,097
Sekisui House Ltd.	113,400	1,969,002
Seven & i Holdings Co. Ltd.	141,700	5,781,705
Seven Bank Ltd.	113,900	483,985
Shikoku Electric Power Co., Inc.	34,200	422,149
Shimadzu Corp.	47,000	703,474
Shimamura Co. Ltd.	4,200	566,973
SHIMANO, Inc.	14,800	2,123,377
SHIMIZU Corp.	111,000	994,875
Shin-Etsu Chemical Co. Ltd.	77,200	4,323,878
Shinsei Bank Ltd.	335,000	469,528
Shionogi & Co. Ltd.	56,100	2,863,465
Shiseido Co. Ltd.	67,800	1,507,904
Shizuoka Bank Ltd.	99,000	733,759
Showa Shell Sekiyu K.K.	35,100	366,293
SMC Corp.	10,100	2,462,983
SoftBank Corp.	180,600	9,710,952
Sohgo Security Services Co., Ltd.	11,300	627,488
Sony Corp.	230,700	5,587,928
Sony Corp. sponsored ADR	6,648	160,217
Sony Financial Holdings, Inc.	33,000	407,977
Stanley Electric Co. Ltd.	26,400	536,772
Sumitomo Chemical Co. Ltd.	282,000	1,274,590
Sumitomo Corp.	211,400	2,234,976
Sumitomo Electric Industries Ltd.	141,700	1,704,601
Sumitomo Heavy Industries Ltd.	102,000	428,663
Sumitomo Metal Mining Co. Ltd.	92,000	1,037,988
Sumitomo Mitsui Financial Group, Inc.	234,200	7,047,480
Sumitomo Mitsui Financial Group, Inc. ADR	25,186	153,383
Sumitomo Mitsui Trust Holdings, Inc.	624,250	1,918,871
Sumitomo Realty & Development Co. Ltd.	67,000	1,948,110
Sumitomo Rubber Industries Ltd.	31,800	484,109
Suntory Beverage & Food Ltd.	26,300	1,148,840
Suzuken Co. Ltd.	14,510	497,231
Suzuki Motor Corp.	68,600	1,879,885
Sysmex Corp.	27,400	1,713,577
T&D Holdings, Inc.	109,700	1,050,100
Taiheiyo Cement Corp.	219,000	579,477
Taisei Corp.	199,000	1,358,281
Taisho Pharmaceutical Holdings Co. Ltd.	5,900	484,602
Taiyo Nippon Sanso Corp.	27,700	255,780
Takashimaya Co. Ltd.	53,000	386,944
Takeda Pharmaceutical Co. Ltd.	148,600	7,097,411
TDK Corp.	23,300	1,363,373
Teijin Ltd.	174,000	622,962
Terumo Corp.	57,100	2,170,676
The Chugoku Bank Ltd.	30,500	315,292
The Hachijuni Bank Ltd.	75,000	327,888
The Suruga Bank Ltd.	33,800	657,206
THK Co. Ltd.	22,600	448,902
Tobu Railway Co. Ltd.	185,000	948,137
Toho Co. Ltd.	21,300	539,849
Toho Gas Co. Ltd.	75,000	512,080
Tohoku Electric Power Co., Inc.	85,800	1,096,951
Tokio Marine Holdings, Inc.	128,200	4,195,024
Tokyo Electric Power Co., Inc. (a)	271,900	1,456,267
Tokyo Electron Ltd.	32,200	2,128,169
Tokyo Gas Co. Ltd.	428,000	1,889,053
Tokyo Tatemono Co. Ltd.	39,200	517,579
Tokyu Corp.	209,000	1,811,391
Tokyu Fudosan Holdings Corp.	95,600	649,959
TonenGeneral Sekiyu K.K.	51,000	483,057
Toppan Printing Co. Ltd.	99,000	846,487
Toray Industries, Inc.	276,000	2,305,366
Toshiba Corp. (a)	758,000	1,603,134
Toto Ltd.	26,800	908,786
Toyo Seikan Group Holdings Ltd.	30,900	609,186
Toyo Suisan Kaisha Ltd.	16,400	579,211
Toyoda Gosei Co. Ltd.	12,200	224,954
Toyota Industries Corp.	30,800	1,336,349
Toyota Motor Corp.	496,700	25,177,597
Toyota Motor Corp. sponsored ADR	6,255	636,134
Toyota Tsusho Corp.	39,800	900,848
Trend Micro, Inc.	19,800	750,896
Unicharm Corp.	70,300	1,453,177
United Urban Investment Corp.	524	904,426
USS Co. Ltd.	41,000	648,552
West Japan Railway Co.	30,800	1,859,280
Yahoo! Japan Corp.	265,600	1,188,143
Yakult Honsha Co. Ltd.	16,500	817,916
Yamada Denki Co. Ltd.	128,400	646,400
Yamaguchi Financial Group, Inc.	37,000	343,908
Yamaha Corp.	31,800	912,664
Yamaha Motor Co. Ltd.	49,500	810,233
Yamato Holdings Co. Ltd.	64,200	1,294,840
Yamazaki Baking Co. Ltd.	21,000	497,130
Yaskawa Electric Corp.	44,700	523,495
Yokogawa Electric Corp.	43,800	470,596
Yokohama Rubber Co. Ltd.	19,700	330,263

TOTAL JAPAN		506,787,586

Korea (South) - 3.1%
AMOREPACIFIC Corp.	6,009	2,137,314
AMOREPACIFIC Group, Inc.	5,244	768,972
BGFretail Co. Ltd.	1,669	270,962
BS Financial Group, Inc.	48,609	394,159
Celltrion, Inc.	13,054	1,146,252
Cheil Industries, Inc.	14,288	1,633,734
Cheil Worldwide, Inc.	14,658	214,943
CJ CheilJedang Corp.	1,491	494,538
CJ Corp.	2,737	511,243
CJ E&M Corp.	3,638	213,706
Coway Co. Ltd.	10,054	865,275
Daelim Industrial Co.	5,245	415,233
Daewoo Engineering & Construction Co. Ltd. (a)	21,022	116,516
Daewoo Securities Co. Ltd.	33,595	242,504
DGB Financial Group Co. Ltd.	31,253	250,149
Dong Suh Companies, Inc.	6,838	192,485
Dongbu Insurance Co. Ltd.	7,876	481,906
Doosan Co. Ltd.	1,464	137,369
Doosan Heavy Industries & Construction Co. Ltd.	9,311	212,117
E-Mart Co. Ltd.	3,925	628,658
GS Engineering & Construction Corp. (a)	8,911	241,116
GS Holdings Corp.	9,470	457,103
GS Retail Co. Ltd.	5,156	240,772
Hana Financial Group, Inc.	55,669	1,246,348
Hanjin Shipping Co. Ltd. (a)	12	20
Hanjin Shipping Holdings Co. Ltd.	6	53
Hankook Tire Co. Ltd.	13,935	645,862
Hanmi Pharm Co. Ltd.	983	512,232
Hanmi Science Co. Ltd.	2,181	258,901
Hanon Systems	35,793	321,791
Hanssem Co. Ltd.	1,815	302,586
Hanwha Chemical Corp.	19,966	438,296
Hanwha Corp.	8,322	274,573
Hanwha Life Insurance Co. Ltd.	40,585	236,636
Hotel Shilla Co.	6,164	394,371
Hyosung Corp.	4,320	461,911
Hyundai Department Store Co. Ltd.	2,906	374,133
Hyundai Engineering & Construction Co. Ltd.	14,736	517,064
Hyundai Fire & Marine Insurance Co. Ltd.	11,455	317,951
Hyundai Glovis Co. Ltd.	3,528	585,087
Hyundai Heavy Industries Co. Ltd. (a)	7,765	786,209
Hyundai Industrial Development & Construction Co.	10,732	473,054
Hyundai Mobis	12,804	2,911,333
Hyundai Motor Co.	28,893	3,618,954
Hyundai Steel Co.	14,886	817,273
Hyundai Wia Corp.	2,972	250,590
Industrial Bank of Korea	52,321	554,870
Kakao Corp.	5,698	499,835
Kangwon Land, Inc.	21,964	817,653
KB Financial Group, Inc.	72,620	2,209,793
KCC Corp.	1,065	395,073
KEPCO Plant Service & Engineering Co. Ltd.	4,073	268,411
Kia Motors Corp.	49,534	2,070,988
Korea Aerospace Industries Ltd.	10,930	646,827
Korea Electric Power Corp.	48,199	2,603,770
Korea Express Co. Ltd. (a)	1,201	203,892
Korea Gas Corp.	5,253	190,051
Korea Investment Holdings Co. Ltd.	7,109	286,054
Korea Zinc Co. Ltd.	1,582	684,209
Korean Air Lines Co. Ltd. (a)	6,882	175,403
KT Corp.	8,413	224,125
KT&G Corp.	20,643	2,216,238
Kumho Petro Chemical Co. Ltd.	2,423	144,448
LG Chemical Ltd.	8,653	2,243,168
LG Corp.	17,906	1,064,349
LG Display Co. Ltd.	44,119	913,338
LG Electronics, Inc.	20,116	1,021,888
LG Household & Health Care Ltd.	1,762	1,548,724
LG Innotek Co. Ltd.	2,656	170,858
LG Telecom Ltd.	40,103	392,043
Lotte Chemical Corp.	2,870	732,734
Lotte Chilsung Beverage Co. Ltd.	111	190,866
Lotte Confectionery Co. Ltd.	119	259,465
Lotte Shopping Co. Ltd.	2,102	499,046
Mirae Asset Securities Co. Ltd.	14,324	308,191
NAVER Corp.	5,269	3,113,547
NCSOFT Corp.	3,279	655,414
Oci Co. Ltd.	3,163	313,353
Orion Corp.	676	548,742
Ottogi Corp.	219	156,173
Paradise Co. Ltd.	8,123	123,014
POSCO	13,086	2,726,700
Posco Daewoo Corp.	8,773	190,289
S-Oil Corp.	8,467	643,704
S1 Corp.	3,431	278,810
Samsung Card Co. Ltd.	6,651	225,246
Samsung Electro-Mechanics Co. Ltd.	11,293	513,553
Samsung Electronics Co. Ltd.	20,511	22,289,214
Samsung Electronics Co. Ltd. GDR	562	306,290
Samsung Fire & Marine Insurance Co. Ltd.	6,683	1,717,890
Samsung Heavy Industries Co. Ltd.	27,896	260,534
Samsung Life Insurance Co. Ltd.	15,069	1,440,247
Samsung SDI Co. Ltd.	10,220	1,016,938
Samsung SDS Co. Ltd.	5,897	877,595
Samsung Securities Co. Ltd.	10,938	376,160
Shinhan Financial Group Co. Ltd.	80,227	2,925,487
Shinsegae Co. Ltd.	1,273	235,005
SK C&C Co. Ltd.	6,633	1,296,870
SK Energy Co. Ltd.	12,145	1,643,114
SK Hynix, Inc.	109,464	2,689,604
SK Networks Co. Ltd.	22,332	132,354
SK Telecom Co. Ltd.	3,832	692,077
Woori Bank	62,654	574,218
Woori Investment & Securities Co. Ltd.	26,008	225,875
Yuhan Corp.	1,491	380,014

TOTAL KOREA (SOUTH)		100,116,595

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (b)	332,900	1,879,261
Millicom International Cellular SA (depository receipt)	12,297	710,522
RTL Group SA	7,225	603,597
SES SA (France) (depositary receipt)	61,435	1,675,997
Tenaris SA	88,470	1,196,336

TOTAL LUXEMBOURG		6,065,713

Malaysia - 0.7%
AirAsia Bhd	244,700	119,014
Alliance Financial Group Bhd	194,600	199,258
AMMB Holdings Bhd	375,600	435,548
Astro Malaysia Holdings Bhd	303,400	215,133
Axiata Group Bhd	492,833	712,788
Berjaya Sports Toto Bhd	120,014	93,394
British American Tobacco (Malaysia) Bhd	24,800	291,264
Bumi Armada Bhd	404,350	81,771
Bumiputra-Commerce Holdings Bhd	979,952	1,171,477
Dialog Group Bhd	754,222	306,979
DiGi.com Bhd	653,800	736,393
Felda Global Ventures Holdings Bhd	236,100	87,635
Gamuda Bhd	315,075	383,107
Gamuda Bhd warrants 3/6/21 (a)	49,479	12,602
Genting Bhd	419,700	949,737
Genting Malaysia Bhd	560,100	640,893
Genting Plantations Bhd	41,900	114,765
Hap Seng Consolidated Bhd	105,900	207,652
Hartalega Holdings Bhd	126,700	139,138
Hong Leong Bank Bhd	125,800	433,449
Hong Leong Credit Bhd	44,900	171,715
IHH Healthcare Bhd	464,300	778,488
IJM Corp. Bhd	575,900	508,602
IOI Corp. Bhd	551,100	623,541
IOI Properties Group Sdn Bhd	292,200	181,012
Kuala Lumpur Kepong Bhd	78,300	479,441
Lafarge Malaysia Bhd	70,200	157,418
Malayan Banking Bhd	914,829	2,091,238
Malaysia Airports Holdings Bhd	161,698	277,327
Maxis Bhd	355,600	509,756
MISC Bhd	212,400	459,434
Petronas Chemicals Group Bhd	520,600	894,209
Petronas Dagangan Bhd	46,300	282,553
Petronas Gas Bhd	130,000	731,448
PPB Group Bhd	90,100	373,178
Public Bank Bhd	473,600	2,267,073
RHB Capital Bhd	122,876	192,500
SapuraKencana Petroleum Bhd	612,500	258,703
Sime Darby Bhd	578,516	1,140,298
Telekom Malaysia Bhd	215,074	366,119
Tenaga Nasional Bhd	635,725	2,336,877
UMW Holdings Bhd	112,100	188,244
Westports Holdings Bhd	191,000	202,905
YTL Corp. Bhd	817,800	326,576
YTL Power International Bhd	408,315	156,783

TOTAL MALAYSIA		23,287,435

Malta - 0.0%
Brait SA	62,988	704,294
Mauritius - 0.0%
Golden Agri-Resources Ltd.	1,306,800	388,683
Mexico - 1.0%
Alfa SA de CV Series A	532,300	1,000,577
America Movil S.A.B. de CV Series L	5,923,646	4,186,748
CEMEX S.A.B. de CV unit	2,632,099	1,953,652
Coca-Cola FEMSA S.A.B. de CV Series L	92,100	800,518
Compartamos S.A.B. de CV	196,600	391,037
El Puerto de Liverpool S.A.B. de CV Class C	35,755	406,437
Embotelladoras Arca S.A.B. de CV	76,362	527,110
Fibra Uno Administracion SA de CV	462,100	1,100,145
Fomento Economico Mexicano S.A.B. de CV unit	345,200	3,211,900
Gruma S.A.B. de CV Series B	36,335	530,791
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	58,100	547,411
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	38,740	594,926
Grupo Bimbo S.A.B. de CV Series A	312,900	953,905
Grupo Carso SA de CV Series A1	107,800	515,483
Grupo Comercial Chedraui S.A.B. de CV	66,300	187,902
Grupo Financiero Banorte S.A.B. de CV Series O	468,900	2,661,924
Grupo Financiero Inbursa S.A.B. de CV Series O	443,600	870,974
Grupo Financiero Santander Mexico S.A.B. de CV	340,100	623,282
Grupo Lala S.A.B. de CV	115,200	308,077
Grupo Mexico SA de CV Series B	717,323	1,824,510
Grupo Televisa SA de CV	459,800	2,679,482
Industrias Penoles SA de CV	26,035	406,990
Kimberly-Clark de Mexico SA de CV Series A	286,200	677,379
Mexichem S.A.B. de CV	198,784	501,794
OHL Mexico S.A.B. de CV (a)	147,400	239,717
Promotora y Operadora de Infraestructura S.A.B. de CV	46,565	590,539
Wal-Mart de Mexico SA de CV Series V	983,600	2,432,609

TOTAL MEXICO		30,725,819

Netherlands - 2.5%
AEGON NV	343,032	1,972,207
AerCap Holdings NV (a)	16,465	658,765
Airbus Group NV	111,081	6,946,026
Akzo Nobel NV	46,572	3,308,784
Altice NV:
Class A (a)	66,419	1,007,703
Class B (a)	24,148	368,998
ASML Holding NV (Netherlands)	65,084	6,290,743
CNH Industrial NV	179,010	1,373,335
Ferrari NV	23,504	1,058,229
Fiat Chrysler Automobiles NV	169,885	1,363,633
Gemalto NV	15,229	990,476
Heineken Holding NV	19,027	1,570,615
Heineken NV (Bearer)	43,332	4,061,177
ING Groep NV:
(Certificaten Van Aandelen)	702,341	8,601,085
sponsored ADR	24,888	305,376
Koninklijke Ahold NV	156,813	3,411,616
Koninklijke Boskalis Westminster NV	16,580	691,146
Koninklijke DSM NV	34,040	2,089,258
Koninklijke KPN NV	600,823	2,361,027
Koninklijke Philips Electronics NV	178,916	4,916,356
Mobileye NV (a)(b)	15,217	580,529
NN Group NV	59,544	2,063,153
NXP Semiconductors NV (a)	25,453	2,170,632
OCI NV (a)	16,464	325,482
QIAGEN NV (Germany) (a)	41,198	923,191
Randstad Holding NV	24,177	1,298,512
RELX NV	187,074	3,139,234
STMicroelectronics NV	117,833	724,486
TNT Express NV	90,722	823,466
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	299,724	13,166,828
(NY Reg.)	6,558	288,683
Vopak NV	13,120	712,769
Wolters Kluwer NV	56,725	2,158,712

TOTAL NETHERLANDS		81,722,232

New Zealand - 0.1%
Auckland International Airport Ltd.	180,425	774,788
Contact Energy Ltd.	135,666	481,222
Fletcher Building Ltd.	127,717	743,748
Meridian Energy Ltd.	243,299	450,191
Mighty River Power Ltd.	130,726	275,664
Ryman Healthcare Group Ltd.	72,331	451,011
Spark New Zealand Ltd.	344,613	892,723

TOTAL NEW ZEALAND		4,069,347

Norway - 0.4%
DNB ASA	183,898	2,354,724
Gjensidige Forsikring ASA	37,574	643,511
Norsk Hydro ASA	251,279	1,093,311
Orkla ASA	153,228	1,337,670
Schibsted ASA:
(A Shares)	14,397	420,010
(B Shares)	16,404	466,337
Statoil ASA	199,254	3,507,128
Statoil ASA sponsored ADR (b)	10,127	178,134
Telenor ASA	141,201	2,430,554
Yara International ASA	33,720	1,350,165

TOTAL NORWAY		13,781,544

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	258,506	1,381,782
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	35,701	362,365
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	364,870	515,092
Aboitiz Power Corp.	264,400	252,398
Alliance Global Group, Inc.	367,300	113,232
Ayala Corp.	40,700	667,156
Ayala Land, Inc.	1,392,500	1,025,834
Bank of the Philippine Islands (BPI)	151,738	291,959
BDO Unibank, Inc.	312,613	664,639
DMCI Holdings, Inc.	744,700	197,594
Globe Telecom, Inc.	6,175	288,040
GT Capital Holdings, Inc.	14,945	434,353
International Container Terminal Services, Inc.	95,890	132,515
JG Summit Holdings, Inc.	467,030	809,247
Jollibee Food Corp.	81,920	399,890
Megaworld Corp.	2,158,300	172,994
Metro Pacific Investments Corp.	2,514,100	310,020
Metropolitan Bank & Trust Co.	54,651	94,406
Philippine Long Distance Telephone Co.	18,180	662,539
PNOC Energy Development Corp.	1,720,900	215,501
Robinsons Land Corp.	316,800	182,530
SM Investments Corp.	30,167	605,457
SM Prime Holdings, Inc.	1,549,875	746,352
Universal Robina Corp.	163,060	722,477

TOTAL PHILIPPINES		9,504,225

Poland - 0.3%
Alior Bank SA (a)	9,576	173,158
Bank Handlowy w Warszawie SA	6,075	117,793
Bank Millennium SA (a)	117,830	154,351
Bank Polska Kasa Opieki SA	24,859	1,011,111
Bank Zachodni WBK SA	6,607	459,571
BRE Bank SA	2,686	227,437
Cyfrowy Polsat SA (a)	37,546	238,834
ENEA SA	44,130	136,427
Energa SA	37,385	121,843
Eurocash SA	16,038	228,997
Grupa Lotos SA (a)	15,943	123,970
KGHM Polska Miedz SA (Bearer)	26,363	513,591
LPP SA	246	362,879
NG2 SA	4,400	195,968
Polish Oil & Gas Co. SA	328,343	436,994
Polska Grupa Energetyczna SA	159,287	550,021
Polski Koncern Naftowy Orlen SA	59,509	1,071,862
Powszechna Kasa Oszczednosci Bank SA (a)	165,413	1,060,009
Powszechny Zaklad Ubezpieczen SA	104,773	947,553
Synthos SA	90,228	96,210
Tauron Polska Energia SA	209,762	162,668
Telekomunikacja Polska SA	124,734	203,263
Zaklady Azotowe w Tarnowie-Moscicach SA (a)	8,546	194,566

TOTAL POLAND		8,789,076

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	7,701,066	341,261
Banco Espirito Santo SA (Reg.) (a)	319,729	4
Energias de Portugal SA	435,526	1,547,962
Galp Energia SGPS SA Class B	85,744	1,177,683
Jeronimo Martins SGPS SA	47,301	773,975

TOTAL PORTUGAL		3,840,885

Qatar - 0.2%
Barwa Real Estate Co. (a)	18,980	176,248
Commercial Bank of Qatar (a)	30,866	324,780
Doha Bank (a)	23,045	233,305
Ezdan Holding Group (a)	149,047	753,445
Industries Qatar QSC (a)	28,702	827,965
Masraf al Rayan (a)	70,248	660,041
Qatar Electricity & Water Co. (a)	5,062	290,378
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	50,112	318,716
Qatar Insurance Co. SAQ (a)	18,504	406,184
Qatar Insurance Co. SAQ rights 5/1/16	3,700	30,394
Qatar Islamic Bank (a)	10,876	293,421
Qatar National Bank SAQ	39,432	1,559,990
Qatar Telecom (Qtel) Q.S.C. (a)	14,727	371,017
Vodafone Qatar QSC (a)	66,983	220,829

TOTAL QATAR		6,466,713

Russia - 0.8%
Alrosa Co. Ltd. (a)	337,000	384,489
Gazprom OAO (a)	40,634	105,868
Gazprom OAO sponsored ADR (Reg. S)	1,086,542	5,615,249
Lukoil PJSC (a)	665	28,254
Lukoil PJSC sponsored ADR	95,072	4,029,627
Magnit OJSC GDR (Reg. S)	48,882	1,691,317
Megafon OJSC GDR	17,558	201,917
MMC Norilsk Nickel PJSC (a)	279	40,528
MMC Norilsk Nickel PJSC sponsored ADR	101,906	1,503,114
Mobile TeleSystems OJSC sponsored ADR	96,237	891,155
Moscow Exchange MICEX-RTS OAO (a)	222,000	350,107
NOVATEK OAO GDR (Reg. S)	17,157	1,647,072
Rosneft Oil Co. OJSC (a)	1,806	9,787
Rosneft Oil Co. OJSC GDR (Reg. S)	215,665	1,177,531
Rostelecom PJSC sponsored ADR	24,117	216,571
RusHydro PJSC(a)	144,700	1,542
RusHydro PJSC ADR	207,336	211,483
Sberbank of Russia (a)	280,115	534,775
Sberbank of Russia sponsored ADR	414,101	3,319,434
Severstal PAO (a)	229	2,570
Severstal PAO GDR (Reg. S)	39,925	463,929
Sistema JSFC sponsored GDR	33,109	243,351
Surgutneftegas OJSC (a)	10,100	5,317
Surgutneftegas OJSC sponsored ADR	212,272	1,122,919
Tatneft PAO sponsored ADR	44,531	1,396,047
VTB Bank OJSC (a)	2,224,000	2,405
VTB Bank OJSC sponsored GDR (Reg. S)	490,772	1,051,234

TOTAL RUSSIA		26,247,592

Singapore - 0.9%
Ascendas Real Estate Investment Trust	401,300	734,058
CapitaCommercial Trust (REIT)	394,200	419,159
CapitaLand Ltd.	483,500	1,118,106
CapitaMall Trust	473,400	728,660
City Developments Ltd.	76,200	472,549
ComfortDelgro Corp. Ltd.	394,100	846,897
DBS Group Holdings Ltd.	331,034	3,761,163
Global Logistic Properties Ltd.	592,700	843,976
Hutchison Port Holdings Trust	1,076,000	478,820
Jardine Cycle & Carriage Ltd.	22,393	643,059
Keppel Corp. Ltd.	275,000	1,104,212
Oversea-Chinese Banking Corp. Ltd.	580,932	3,788,358
Sembcorp Industries Ltd.	188,300	404,645
Sembcorp Marine Ltd.	163,800	203,403
Singapore Airlines Ltd.	99,600	851,694
Singapore Exchange Ltd.	152,300	852,749
Singapore Press Holdings Ltd.	299,300	903,564
Singapore Technologies Engineering Ltd.	289,900	694,113
Singapore Telecommunications Ltd.	1,497,400	4,297,850
StarHub Ltd.	116,900	287,719
Suntec (REIT)	450,200	564,068
United Overseas Bank Ltd.	242,872	3,359,051
UOL Group Ltd.	88,834	405,577
Wilmar International Ltd.	361,000	995,881
Yangzijiang Shipbuilding Holdings Ltd.	349,600	257,355

TOTAL SINGAPORE		29,016,686

South Africa - 1.6%
African Bank Investments Ltd. (a)	149,482	0
Anglo American Platinum Ltd. (a)	10,200	294,623
AngloGold Ashanti Ltd. (a)	76,614	1,245,460
Aspen Pharmacare Holdings Ltd.	64,504	1,520,156
Barclays Africa Group Ltd.	63,729	646,009
Barloworld Ltd.	41,284	238,738
Bidvest Group Ltd.	59,735	1,516,030
Capitec Bank Holdings Ltd.	6,373	264,613
Coronation Fund Managers Ltd.	43,138	224,338
Discovery Ltd.	67,311	601,556
Exxaro Resources Ltd.	27,305	172,152
FirstRand Ltd.	631,752	2,030,358
Fortress Income Fund Ltd.:
Class A	181,009	203,449
Class B	131,907	348,410
Foschini Ltd.	38,732	415,338
Gold Fields Ltd.	147,304	681,525
Growthpoint Properties Ltd.	446,632	789,083
Hyprop Investments Ltd.	45,140	389,621
Impala Platinum Holdings Ltd. (a)	116,642	483,439
Imperial Holdings Ltd.	34,983	366,240
Investec Ltd.	46,470	358,402
Liberty Holdings Ltd.	21,755	213,802
Life Healthcare Group Holdings Ltd.	177,695	466,730
Massmart Holdings Ltd.	21,030	180,410
MMI Holdings Ltd.	206,787	343,840
Mondi Ltd.	22,355	429,472
Mr Price Group Ltd.	45,747	581,123
MTN Group Ltd.	311,928	3,265,421
Naspers Ltd. Class N	74,899	10,276,899
Nedbank Group Ltd.	37,480	479,451
Netcare Ltd.	177,243	451,473
Pick 'n Pay Stores Ltd.	46,374	240,645
Pioneer Foods Ltd.	23,626	275,989
PSG Group Ltd.	16,993	237,253
Rand Merchant Insurance Holdings Ltd.	128,501	384,458
Redefine Properties Ltd.	825,264	712,492
Remgro Ltd.	90,411	1,623,368
Resilient Property Income Fund Ltd.	53,709	512,745
RMB Holdings Ltd.	133,147	543,335
Sanlam Ltd.	326,973	1,584,878
Sappi Ltd. (a)	103,973	450,651
Sasol Ltd.	103,801	3,395,347
Shoprite Holdings Ltd.	86,957	1,045,970
Sibanye Gold Ltd.	136,134	521,079
Spar Group Ltd.	34,201	511,144
Standard Bank Group Ltd.	227,623	2,042,255
Steinhoff International Holdings NV (South Africa)	542,560	3,390,607
Telkom SA Ltd.	44,689	177,937
Tiger Brands Ltd.	30,489	754,233
Transportation Hex Group Ltd.	136	38
Truworths International Ltd.	82,260	614,324
Tsogo Sun Holdings Ltd.	72,446	135,474
Vodacom Group Ltd.	69,332	806,059
Woolworths Holdings Ltd.	186,968	1,203,220

TOTAL SOUTH AFRICA		50,641,662

Spain - 2.3%
Abertis Infraestructuras SA	97,601	1,645,637
ACS Actividades de Construccion y Servicios SA	35,814	1,184,130
Aena SA (a)	12,689	1,809,654
Amadeus IT Holding SA Class A	82,660	3,761,384
Banco Bilbao Vizcaya Argentaria SA	1,195,602	8,215,944
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (b)	27,246	187,725
Banco de Sabadell SA	979,245	1,871,424
Banco Popular Espanol SA	324,825	883,360
Banco Santander SA:
(Spain)	2,601,510	13,169,536
(Spain) sponsored ADR	112,095	563,838
Bankia SA	856,762	797,582
Bankinter SA	125,396	955,700
CaixaBank SA	502,757	1,517,676
Distribuidora Internacional de Alimentacion SA	113,629	630,517
Enagas SA	40,435	1,231,814
Endesa SA	59,972	1,259,082
Ferrovial SA	89,604	1,927,874
Gas Natural SDG SA	66,124	1,375,368
Grifols SA	56,391	1,226,517
Iberdrola SA	1,030,916	7,338,824
Inditex SA	205,077	6,583,275
International Consolidated Airlines Group SA	152,449	1,172,182
MAPFRE SA (Reg.)	200,589	508,751
Red Electrica Corporacion SA	20,290	1,811,482
Repsol YPF SA	205,806	2,711,794
Telefonica SA	830,481	9,084,796
Telefonica SA sponsored ADR	16,739	182,622
Zardoya Otis SA	33,654	357,224

TOTAL SPAIN		73,965,712

Sweden - 2.0%
Alfa Laval AB	54,511	859,366
ASSA ABLOY AB (B Shares)	188,431	3,951,432
Atlas Copco AB:
(A Shares) (b)	126,701	3,278,579
(B Shares)	72,876	1,748,744
Boliden AB	51,427	896,560
Electrolux AB (B Shares)	45,475	1,319,437
Getinge AB (B Shares)	37,504	793,004
H&M Hennes & Mauritz AB (B Shares)	178,505	6,346,242
Hakon Invest AB (b)	14,911	489,640
Hexagon AB (B Shares)	48,515	1,934,450
Husqvarna AB (B Shares)	78,455	625,260
Industrivarden AB (C Shares)	30,624	557,532
Investment AB Kinnevik (B Shares)	44,381	1,276,642
Investor AB (B Shares)	85,676	3,144,122
Lundin Petroleum AB (a)	40,582	760,049
Nordea Bank AB	571,173	5,544,264
Sandvik AB (b)	200,043	2,052,630
Securitas AB (B Shares)	58,273	920,125
Skandinaviska Enskilda Banken AB (A Shares)	285,673	2,728,505
Skanska AB (B Shares)	71,532	1,573,081
SKF AB (B Shares)	74,956	1,380,495
Svenska Cellulosa AB (SCA) (B Shares)	114,098	3,593,246
Svenska Handelsbanken AB (A Shares)	281,680	3,757,654
Swedbank AB (A Shares)	170,296	3,672,928
Swedish Match Co. AB	37,110	1,177,010
Tele2 AB (B Shares)	59,844	570,834
Telefonaktiebolaget LM Ericsson:
(B Shares)	548,527	4,444,392
(B Shares) sponsored ADR	23,312	188,594
TeliaSonera AB	488,638	2,333,526
Volvo AB (B Shares)	289,349	3,386,959

TOTAL SWEDEN		65,305,302

Switzerland - 6.5%
ABB Ltd. (Reg.)	413,248	8,748,575
Actelion Ltd.	19,291	3,116,966
Adecco SA (Reg.)	31,178	2,006,923
Aryzta AG	16,344	634,644
Baloise Holdings AG	9,435	1,167,450
Barry Callebaut AG	407	478,150
Coca-Cola HBC AG	36,994	756,753
Compagnie Financiere Richemont SA Series A	98,125	6,543,002
Credit Suisse Group AG	337,165	5,131,133
Credit Suisse Group AG sponsored ADR	399	6,069
Dufry AG (a)	7,567	995,471
Ems-Chemie Holding AG	1,516	749,466
Galenica AG	734	1,072,728
Geberit AG (Reg.)	7,100	2,725,873
Givaudan SA	1,736	3,420,244
Julius Baer Group Ltd.	42,123	1,805,214
Kuehne & Nagel International AG	10,156	1,463,108
Lafargeholcim Ltd. (Reg.)	85,546	4,331,251
Lindt & Spruengli AG	19	1,390,191
Lindt & Spruengli AG (participation certificate)	187	1,144,261
Lonza Group AG	9,929	1,651,901
Nestle SA	599,315	44,732,681
Novartis AG	417,142	31,745,450
Novartis AG sponsored ADR	10,706	813,335
Pargesa Holding SA	5,690	395,328
Partners Group Holding AG	3,015	1,241,452
Roche Holding AG (participation certificate)	132,111	33,425,302
Schindler Holding AG:
(participation certificate)	8,187	1,490,951
(Reg.)	3,909	718,395
SGS SA (Reg.)	1,029	2,264,379
Sika AG	405	1,723,773
Sonova Holding AG Class B	10,062	1,344,677
Sulzer AG (Reg.)	4,098	374,002
Swatch Group AG (Bearer)	5,848	1,995,229
Swatch Group AG (Bearer) (Reg.)	9,050	604,717
Swiss Life Holding AG	6,020	1,519,277
Swiss Prime Site AG	12,433	1,089,329
Swiss Re Ltd.	66,160	5,869,088
Swisscom AG	4,862	2,465,718
Syngenta AG (Switzerland)	17,472	6,993,900
UBS Group AG	654,499	11,325,637
UBS Group AG	32,977	569,513
Zurich Insurance Group AG	28,278	6,345,140

TOTAL SWITZERLAND		208,386,646

Taiwan - 2.5%
Acer, Inc. (a)	543,060	193,332
Advanced Semiconductor Engineering, Inc.	1,191,639	1,144,862
Advantech Co. Ltd.	60,516	427,132
Asia Cement Corp.	446,785	397,643
Asia Pacific Telecom Co. Ltd. (a)	332,000	106,374
ASUSTeK Computer, Inc.	131,422	1,153,396
AU Optronics Corp.	1,635,000	467,135
Catcher Technology Co. Ltd.	122,000	857,320
Cathay Financial Holding Co. Ltd.	1,538,227	1,726,178
Chang Hwa Commercial Bank	872,001	454,856
Cheng Shin Rubber Industry Co. Ltd.	305,513	634,614
Chicony Electronics Co. Ltd.	95,088	228,131
China Airlines Ltd. (a)	503,835	164,550
China Development Finance Holding Corp.	2,535,819	646,064
China Life Insurance Co. Ltd.	601,321	453,276
China Steel Corp.	2,224,421	1,559,705
Chinatrust Financial Holding Co. Ltd.	2,889,829	1,467,145
Chunghwa Picture Tubes, Ltd. (a)	551	9
Chunghwa Telecom Co. Ltd.	713,400	2,407,225
Compal Electronics, Inc.	796,394	468,424
Delta Electronics, Inc.	366,383	1,701,311
E.SUN Financial Holdings Co. Ltd.	1,328,869	736,364
ECLAT Textile Co. Ltd.	34,589	394,578
EVA Airways Corp. (a)	352,982	174,836
Evergreen Marine Corp. (Taiwan)	353,730	130,309
Far Eastern Textile Ltd.	601,032	449,337
Far EasTone Telecommunications Co. Ltd.	299,000	673,845
Feng Tay Enterprise Co. Ltd.	55,500	238,817
First Financial Holding Co. Ltd.	1,734,817	848,531
Formosa Chemicals & Fibre Corp.	605,620	1,544,844
Formosa Petrochemical Corp.	208,000	590,459
Formosa Plastics Corp.	777,640	1,933,086
Formosa Taffeta Co. Ltd.	150,000	137,449
Foxconn Technology Co. Ltd.	174,071	358,887
Fubon Financial Holding Co. Ltd.	1,252,487	1,521,844
Giant Manufacturing Co. Ltd.	53,042	318,551
Hermes Microvision, Inc.	7,000	215,615
Highwealth Construction Corp.	147,400	221,308
HIWIN Technologies Corp.	35,785	157,306
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,703,493	6,452,630
Hotai Motor Co. Ltd.	47,000	464,136
HTC Corp.	127,057	324,103
Hua Nan Financial Holdings Co. Ltd.	1,194,718	578,811
Innolux Corp.	1,605,819	497,111
Inotera Memories, Inc. (a)	436,000	395,468
Inventec Corp.	432,209	285,660
Largan Precision Co. Ltd.	19,000	1,335,170
Lite-On Technology Corp.	397,992	484,199
MediaTek, Inc.	280,989	2,000,665
Mega Financial Holding Co. Ltd.	2,048,833	1,452,443
Merida Industry Co. Ltd.	40,050	164,277
Nan Ya Plastics Corp.	895,980	1,752,962
Novatek Microelectronics Corp.	106,000	370,801
OBI Pharma, Inc. (a)	19,000	223,803
Pegatron Corp.	363,652	768,889
Phison Electronics Corp.	26,199	218,575
Pou Chen Corp.	415,240	523,180
Powertech Technology, Inc.	122,700	248,416
President Chain Store Corp.	107,000	756,880
Quanta Computer, Inc.	504,000	811,318
Radiant Opto-Electronics Corp.	77,672	111,929
Realtek Semiconductor Corp.	84,744	237,156
Ruentex Development Co. Ltd.	151,984	171,260
Ruentex Industries Ltd.	93,484	130,518
Shin Kong Financial Holding Co. Ltd.	1,501,637	303,554
Siliconware Precision Industries Co. Ltd.	489,000	722,906
Simplo Technology Co. Ltd.	52,971	178,740
Sinopac Holdings Co.	1,803,400	533,712
Standard Foods Corp.	66,517	161,232
Synnex Technology International Corp.	242,496	240,597
Taishin Financial Holdings Co. Ltd.	1,486,158	561,283
Taiwan Business Bank	786,078	202,463
Taiwan Cement Corp.	628,110	639,718
Taiwan Cooperative Financial Holding Co. Ltd.	1,328,453	586,028
Taiwan Fertilizer Co. Ltd.	149,000	202,261
Taiwan Mobile Co. Ltd.	316,400	1,043,142
Taiwan Semiconductor Manufacturing Co. Ltd.	4,630,000	21,239,007
TECO Electric & Machinery Co. Ltd.	368,000	290,499
Transcend Information, Inc.	36,000	101,080
Unified-President Enterprises Corp.	907,620	1,635,250
United Microelectronics Corp.	2,287,000	847,082
Vanguard International Semiconductor Corp.	152,000	232,684
Wistron Corp.	440,815	260,643
WPG Holding Co. Ltd.	282,107	301,294
Yuanta Financial Holding Co. Ltd.	1,817,085	599,076
Yulon Motor Co. Ltd.	173,000	152,097

TOTAL TAIWAN		79,099,356

Thailand - 0.5%
Advanced Info Service PCL	4,600	20,550
Advanced Info Service PCL (For. Reg.)	192,500	859,966
Airports of Thailand PCL	1,800	20,206
Airports of Thailand PCL (For. Reg.)	78,700	883,459
Bangkok Bank PCL	66,000	313,746
Bangkok Bank PCL (For. Reg.)	61,400	291,879
Bangkok Dusit Medical Services PCL (For. Reg.)	703,000	479,135
Bangkok Expressway and Metro PCL	1,196,400	203,854
Banpu PCL:
rights 5/31/16 (a)	87,850	19,623
(For. Reg.)	175,700	64,403
BEC World PCL (For. Reg.)	168,400	125,384
BTS Group Holdings PCL	930,600	245,175
BTS Group Holdings PCL	81,600	21,498
Bumrungrad Hospital PCL (For. Reg.)	64,100	372,632
C.P. ALL PCL	15,500	20,307
C.P. ALL PCL (For. Reg.)	810,600	1,061,997
Central Pattana PCL (For. Reg.)	234,600	354,386
Charoen Pokphand Foods PCL (For. Reg.)	577,200	393,395
Delta Electronics PCL	7,900	16,289
Delta Electronics PCL (For. Reg.)	86,800	178,969
Energy Absolute PCL	184,800	112,722
Glow Energy PCL (For. Reg.)	93,600	237,216
Home Product Center PCL	82,900	19,111
Home Product Center PCL (For. Reg.)	635,047	146,395
Indorama Ventures PCL (For. Reg.)	265,200	216,443
IRPC PCL (For. Reg.)	1,705,900	249,143
Kasikornbank PCL	15,000	71,735
Kasikornbank PCL (For. Reg.)	308,200	1,473,923
Krung Thai Bank PCL (For. Reg.)	609,775	305,586
Minor International PCL (For. Reg.)	307,170	327,666
PTT Exploration and Production PCL (For. Reg.)	259,751	559,744
PTT Global Chemical PCL (For. Reg.)	385,586	690,124
PTT PCL	2,400	20,893
PTT PCL (For. Reg.)	184,900	1,609,668
Siam Cement PCL (For. Reg.)	74,350	1,043,285
Siam Commercial Bank PCL	5,300	20,262
Siam Commercial Bank PCL (For. Reg.)	286,100	1,093,767
Thai Oil PCL (For. Reg.)	145,800	275,567
Thai Union Frozen Products PCL (For. Reg.)	351,600	208,423
TMB PCL (For. Reg.)	2,266,000	147,952
True Corp. PCL:
(For. Reg.)	1,605,074	342,434
rights 6/22/16(a)	539,261	0

TOTAL THAILAND		15,118,912

Turkey - 0.3%
Akbank T.A.S.	414,738	1,274,749
Anadolu Efes Biracilik Ve Malt Sanayii A/S	40,064	315,014
Arcelik A/S	44,623	299,666
Bim Birlesik Magazalar A/S JSC	39,849	877,305
Coca-Cola Icecek Sanayi A/S	15,431	226,336
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	350,729	377,303
Enka Insaat ve Sanayi A/S	101,089	175,587
Eregli Demir ve Celik Fabrikalari T.A.S.	268,639	448,372
Ford Otomotiv Sanayi A/S	12,534	168,434
Haci Omer Sabanci Holding A/S	169,724	612,656
Koc Holding A/S	119,437	624,504
Petkim Petrokimya Holding A/S	113,940	167,367
TAV Havalimanlari Holding A/S	31,388	182,966
Tofas Turk Otomobil Fabrikasi A/S	22,865	180,926
Tupras Turkiye Petrol Rafinelleri A/S	23,506	620,414
Turk Hava Yollari AO (a)	99,558	245,515
Turk Sise ve Cam Fabrikalari A/S	119,017	166,318
Turk Telekomunikasyon A/S	88,490	213,793
Turkcell Iletisim Hizmet A/S	166,155	719,022
Turkiye Garanti Bankasi A/S	433,587	1,334,675
Turkiye Halk Bankasi A/S	118,149	453,932
Turkiye Is Bankasi A/S Series C	294,211	516,289
Turkiye Vakiflar Bankasi TAO	142,089	250,865
Ulker Biskuvi Sanayi A/S	28,902	230,142
Yapi ve Kredi Bankasi A/S	160,431	245,406

TOTAL TURKEY		10,927,556

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	364,535	655,049
Aldar Properties PJSC (a)	584,725	433,024
Arabtec Holding Co. (a)	441,723	196,033
DP World Ltd.	31,334	592,213
Dubai Financial Market PJSC (a)	390,847	162,813
Dubai Islamic Bank Pakistan Ltd. (a)	182,241	290,760
Emaar Malls Group PJSC (a)	372,945	294,465
Emaar Properties PJSC	659,864	1,221,671
Emirates Telecommunications Corp.	325,713	1,676,053
First Gulf Bank PJSC	168,733	594,923
National Bank of Abu Dhabi PJSC (a)	130,704	316,004

TOTAL UNITED ARAB EMIRATES		6,433,008

United Kingdom - 12.9%
3i Group PLC	183,461	1,269,551
Aberdeen Asset Management PLC	172,160	751,385
Admiral Group PLC	39,724	1,077,853
Aggreko PLC	47,781	758,891
Anglo American PLC (United Kingdom)	263,403	2,938,107
Antofagasta PLC	74,290	524,508
ARM Holdings PLC	251,836	3,456,666
ARM Holdings PLC sponsored ADR	3,940	162,289
Ashtead Group PLC	95,223	1,262,651
Associated British Foods PLC	66,752	2,988,463
AstraZeneca PLC:
(United Kingdom)	229,248	13,152,551
sponsored ADR	16,548	479,230
Auto Trader Group PLC	180,202	987,383
Aviva PLC	759,766	4,813,489
Babcock International Group PLC	49,270	682,113
BAE Systems PLC	594,186	4,145,433
Barclays PLC	3,090,797	7,760,245
Barclays PLC sponsored ADR	16,118	161,986
Barratt Developments PLC	188,475	1,466,453
Berkeley Group Holdings PLC	24,492	1,071,805
BHP Billiton PLC	382,248	5,223,226
BHP Billiton PLC ADR	7,219	199,028
BP PLC	3,470,786	19,121,883
British American Tobacco PLC:
(United Kingdom)	340,245	20,745,448
sponsored ADR	4,978	608,063
British Land Co. PLC	183,455	1,927,317
BT Group PLC	1,590,829	10,311,867
Bunzl PLC	62,731	1,868,935
Burberry Group PLC	83,850	1,456,732
Capita Group PLC	124,782	1,825,075
Carnival PLC	35,473	1,769,352
Carphone Warehouse Group PLC	185,129	1,150,171
Centrica PLC	950,851	3,312,177
Cobham PLC	212,994	479,273
Compass Group PLC	308,997	5,502,739
Croda International PLC	25,613	1,126,850
Diageo PLC	462,078	12,492,784
Diageo PLC sponsored ADR	2,628	284,691
Direct Line Insurance Group PLC	258,687	1,367,911
easyJet PLC	29,748	640,258
Fresnillo PLC	41,766	679,224
G4S PLC (United Kingdom)	289,364	796,563
GKN PLC	318,623	1,297,505
GlaxoSmithKline PLC	884,856	18,911,547
GlaxoSmithKline PLC sponsored ADR	14,928	640,560
Hammerson PLC	151,445	1,293,404
Hargreaves Lansdown PLC	48,575	912,743
HSBC Holdings PLC:
(United Kingdom)	3,642,323	24,137,222
sponsored ADR	7,574	252,441
ICAP PLC	102,741	703,312
IMI PLC	50,418	688,798
Imperial Tobacco Group PLC	180,006	9,780,241
Inmarsat PLC	84,467	1,147,179
InterContinental Hotel Group PLC	44,410	1,774,849
Intertek Group PLC	29,919	1,423,835
Intu Properties PLC	175,837	781,820
Investec PLC	103,374	789,965
ITV PLC	718,484	2,364,179
J Sainsbury PLC	249,999	1,055,311
Johnson Matthey PLC	36,444	1,537,332
Kingfisher PLC	430,372	2,292,902
Land Securities Group PLC	148,192	2,451,128
Legal & General Group PLC	1,116,428	3,639,361
Lloyds Banking Group PLC	10,504,986	10,310,759
Lloyds Banking Group PLC sponsored ADR (b)	56,591	225,798
London Stock Exchange Group PLC	58,851	2,332,912
Marks & Spencer Group PLC	306,597	1,901,831
Mediclinic International PLC	19,266	254,762
Mediclinic International PLC	53,316	703,939
Meggitt PLC	144,651	868,042
Merlin Entertainments PLC	133,434	841,283
Mondi PLC	69,388	1,326,132
National Grid PLC	701,985	10,016,348
Next PLC	27,274	2,026,444
Old Mutual PLC	925,971	2,509,783
Pearson PLC	143,797	1,694,429
Pearson PLC sponsored ADR	10,528	123,599
Persimmon PLC	57,607	1,672,507
Provident Financial PLC	27,781	1,182,857
Prudential PLC	472,270	9,322,390
Prudential PLC ADR	5,458	215,536
Reckitt Benckiser Group PLC	119,717	11,662,698
RELX PLC	208,097	3,679,137
Rexam PLC	126,705	1,157,094
Rio Tinto PLC	225,684	7,570,862
Rio Tinto PLC sponsored ADR	7,367	247,973
Rolls-Royce Group PLC	345,599	3,380,787
Royal Bank of Scotland Group PLC (a)	651,353	2,191,377
Royal Dutch Shell PLC:
Class A (Netherlands)	110,749	2,925,754
Class A (United Kingdom)	639,912	16,761,342
Class A sponsored ADR	5,697	301,314
Class B (United Kingdom)	736,062	19,325,209
Royal Mail PLC	168,814	1,201,000
RSA Insurance Group PLC	188,807	1,266,544
SABMiller PLC	182,604	11,166,075
Sage Group PLC	202,409	1,750,839
Schroders PLC	23,180	851,478
Scottish & Southern Energy PLC	190,228	4,202,814
Segro PLC	139,594	851,973
Severn Trent PLC	44,233	1,439,333
SKY PLC	193,880	2,658,656
Smith & Nephew PLC	168,102	2,846,689
Smiths Group PLC	73,472	1,189,478
Sports Direct International PLC (a)	50,303	283,123
St. James's Place Capital PLC	99,046	1,254,732
Standard Chartered PLC (United Kingdom)	615,271	4,963,397
Standard Life PLC	370,726	1,766,439
Tate & Lyle PLC	86,207	740,653
Taylor Wimpey PLC	611,117	1,645,677
Tesco PLC (a)	1,529,900	3,846,230
The Weir Group PLC	40,273	706,139
Travis Perkins PLC	46,795	1,263,561
Unilever PLC	241,030	10,757,368
United Utilities Group PLC	127,758	1,753,798
Vodafone Group PLC	4,868,721	15,686,229
Vodafone Group PLC sponsored ADR	12,032	393,928
Whitbread PLC	34,357	1,943,772
William Hill PLC	164,354	750,936
WM Morrison Supermarkets PLC	412,171	1,150,888
Worldpay Group PLC (a)	264,860	1,032,904

TOTAL UNITED KINGDOM		416,773,804

United States of America - 0.0%
Southern Copper Corp.	29,496	875,146
TOTAL COMMON STOCKS
(Cost $3,224,281,901)		3,132,228,669

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.6%
Ambev SA sponsored ADR	66,500	371,735
Banco Bradesco SA:
(PN)	470,727	3,544,909
(PN) sponsored ADR	55,422	414,005
Brasil Foods SA sponsored ADR	9,700	137,934
Braskem SA (PN-A)	28,100	200,583
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	44,200	164,630
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	30,201	444,420
Companhia Energetica de Minas Gerais (CEMIG) (PN)	140,104	279,047
Companhia Energetica de Sao Paulo Series B	37,500	157,011
Companhia Paranaense de Energia-Copel (PN-B)	20,400	167,921
Gerdau SA (PN)	163,150	370,488
Itau Unibanco Holding SA	507,759	4,852,813
Itau Unibanco Holding SA sponsored ADR	61,957	590,450
Itausa-Investimentos Itau SA (PN)	663,973	1,671,878
Lojas Americanas SA (PN)	106,237	495,160
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (a)	652,640	1,941,268
(PN) sponsored (non-vtg.) (a)	41,350	243,965
sponsored ADR (a)(b)	30,750	237,083
Suzano Papel e Celulose SA	69,500	265,330
Telefonica Brasil SA	73,040	899,607
Vale SA:
(PN-A)	325,200	1,488,304
(PN-A) sponsored ADR	32,200	146,188

TOTAL BRAZIL		19,084,729

Chile - 0.0%
Embotelladora Andina SA Class B	51,079	173,259
Sociedad Quimica y Minera de Chile SA (PN-B)	18,374	393,803

TOTAL CHILE		567,062

Colombia - 0.0%
Bancolombia SA (PN)	80,268	763,038
Grupo Aval Acciones y Valores SA	639,128	266,987
Grupo de Inversiones Suramerica SA	17,460	232,907

TOTAL COLOMBIA		1,262,932

France - 0.1%
Air Liquide SA (a)	32,925	3,732,376
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	10,036	796,951
Fuchs Petrolub AG	12,906	552,033
Henkel AG & Co. KGaA	33,546	3,828,893
Porsche Automobil Holding SE (Germany)	28,865	1,612,493
Volkswagen AG	34,878	5,050,040

TOTAL GERMANY		11,840,410

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	1,125,755	882,996
Korea (South) - 0.2%
AMOREPACIFIC Corp.	1,748	347,105
Hyundai Motor Co.	4,939	419,891
Hyundai Motor Co. Series 2	6,773	590,589
LG Chemical Ltd.	1,511	260,477
Samsung Electronics Co. Ltd.	3,842	3,497,681

TOTAL KOREA (SOUTH)		5,115,743

Russia - 0.1%
AK Transneft OAO (a)	288	890,156
Sberbank of Russia (a)	130,675	169,465
Surgutneftegas OJSC (a)	652,517	423,035

TOTAL RUSSIA		1,482,656

United Kingdom - 0.0%
Rolls-Royce Group PLC	24,537,529	35,853
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $59,231,945)		44,004,757
	Principal Amount(d)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	233,068	44,939

U.S. Government and Government Agency Obligations - 0.2%
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.17% to 0.47% 5/26/16 to 9/1/16 (e)
(Cost $7,995,136)	8,000,000	7,997,344
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.38% (f)	70,342,398	$70,342,398
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	24,649,231	24,649,231
TOTAL MONEY MARKET FUNDS
(Cost $94,991,629)		94,991,629
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $3,386,547,292)		3,279,267,338
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(55,926,262)
NET ASSETS - 100%		$3,223,341,076

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
186 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2016	15,455,670	$710,301
111 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	4,653,120	307,987
11 TME S&P/TSX 60 Index Contracts (Canada)	June 2016	1,426,747	56,535
TOTAL FUTURES CONTRACTS			$1,074,823

The face value of futures purchased as a percentage of Net Assets is 0.7%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $96,268,955.

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $202,201 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,086,890.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$148,415
Fidelity Securities Lending Cash Central Fund	409,781
Total	$558,196

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$367,413,820	$203,200,316	$164,213,504	$--
Consumer Staples	350,610,244	198,477,690	151,873,089	259,465
Energy	215,829,594	101,163,411	114,666,183	--
Financials	821,750,849	463,772,098	356,958,203	1,020,548
Health Care	284,897,250	85,273,183	199,624,067	--
Industrials	363,220,924	191,686,103	171,534,821	--
Information Technology	257,817,394	107,911,378	149,906,014	2
Materials	235,013,827	158,787,581	76,226,246	--
Telecommunication Services	167,309,448	50,725,561	116,583,887	--
Utilities	112,370,076	49,811,638	62,558,438	--
Corporate Bonds	44,939	--	44,939	--
U.S. Government and Government Agency Obligations	7,997,344	--	7,997,344	--
Money Market Funds	94,991,629	94,991,629	--	--
Total Investments in Securities:	$3,279,267,338	$1,705,800,588	$1,572,186,735	$1,280,015
Derivative Instruments:
Assets
Futures Contracts	$1,074,823	$1,074,823	$--	$--
Total Assets	$1,074,823	$1,074,823	$--	$--
Total Derivative Instruments:	$1,074,823	$1,074,823	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$35,856,422
Level 2 to Level 1	$317,347,115

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,074,823	$0
Total Equity Risk	1,074,823	0
Total Value of Derivatives	$1,074,823	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,468,698) — See accompanying schedule: Unaffiliated issuers (cost $3,291,555,663)	$3,184,275,709
Fidelity Central Funds (cost $94,991,629)	94,991,629
Total Investments (cost $3,386,547,292)		$3,279,267,338
Foreign currency held at value (cost $2,447,876)		2,469,603
Receivable for investments sold		30,028
Dividends receivable		14,537,992
Interest receivable		30
Distributions receivable from Fidelity Central Funds		103,392
Other receivables		1,479
Total assets		3,296,409,862
Liabilities
Payable for fund shares redeemed	$47,225,041
Accrued management fee	535,793
Payable for daily variation margin for derivative instruments	343,467
Other payables and accrued expenses	315,254
Collateral on securities loaned, at value	24,649,231
Total liabilities		73,068,786
Net Assets		$3,223,341,076
Net Assets consist of:
Paid in capital		$3,362,082,290
Undistributed net investment income		31,439,136
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(64,025,823)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(106,154,527)
Net Assets, for 302,756,952 shares outstanding		$3,223,341,076
Net Asset Value, offering price and redemption price per share ($3,223,341,076 ÷ 302,756,952 shares)		$10.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$46,224,985
Interest		13,383
Income from Fidelity Central Funds		558,196
Income before foreign taxes withheld		46,796,564
Less foreign taxes withheld		(4,132,781)
Total income		42,663,783
Expenses
Management fee	$2,991,419
Independent trustees' compensation	6,538
Miscellaneous	2,592
Total expenses before reductions	3,000,549
Expense reductions	(34)	3,000,515
Net investment income (loss)		39,663,268
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(23,146,474)
Foreign currency transactions	(288,634)
Futures contracts	3,935,065
Total net realized gain (loss)		(19,500,043)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $133,354)	(61,616,308)
Assets and liabilities in foreign currencies	504,397
Futures contracts	(2,770,854)
Total change in net unrealized appreciation (depreciation)		(63,882,765)
Net gain (loss)		(83,382,808)
Net increase (decrease) in net assets resulting from operations		$(43,719,540)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,663,268	$75,328,611
Net realized gain (loss)	(19,500,043)	(25,377,623)
Change in net unrealized appreciation (depreciation)	(63,882,765)	(205,850,677)
Net increase (decrease) in net assets resulting from operations	(43,719,540)	(155,899,689)
Distributions to shareholders from net investment income	(75,093,553)	(73,074,117)
Distributions to shareholders from net realized gain	–	(1,043,916)
Total distributions	(75,093,553)	(74,118,033)
Share transactions
Proceeds from sales of shares	426,915,216	1,011,725,307
Reinvestment of distributions	75,093,553	74,118,033
Cost of shares redeemed	(158,151,500)	(335,726,404)
Net increase (decrease) in net assets resulting from share transactions	343,857,269	750,116,936
Total increase (decrease) in net assets	225,044,176	520,099,214
Net Assets
Beginning of period	2,998,296,900	2,478,197,686
End of period (including undistributed net investment income of $31,439,136 and undistributed net investment income of $66,869,421, respectively)	$3,223,341,076	$2,998,296,900
Other Information
Shares
Sold	41,942,937	87,499,853
Issued in reinvestment of distributions	7,018,089	6,313,291
Redeemed	(15,088,997)	(28,663,203)
Net increase (decrease)	33,872,029	65,149,941

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Global ex U.S. Index Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$11.15	$12.16	$12.35	$10.55	$10.24	$11.05
Income from Investment Operations
Net investment income (loss)A	.14	.31	.39	.31	.31	.31
Net realized and unrealized gain (loss)	(.37)	(.96)	(.33)	1.75	.19	(.96)
Total from investment operations	(.23)	(.65)	.06	2.06	.50	(.65)
Distributions from net investment income	(.27)	(.35)	(.24)	(.25)	(.19)	(.11)
Distributions from net realized gain	–	(.01)	(.01)	(.02)	–	(.05)
Total distributions	(.27)	(.36)	(.25)	(.26)B	(.19)	(.16)
Net asset value, end of period	$10.65	$11.15	$12.16	$12.35	$10.55	$10.24
Total ReturnC,D	(2.05)%	(5.53)%	.52%	19.97%	5.08%	(6.00)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.20%G	.20%	.20%	.20%	.20%	.24%
Expenses net of fee waivers, if any	.20%G	.20%	.20%	.20%	.20%	.24%
Expenses net of all reductions	.20%G	.20%	.20%	.20%	.20%	.24%
Net investment income (loss)	2.65%G	2.68%	3.19%	2.73%	3.09%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$3,223,341	$2,998,297	$2,478,198	$1,723,870	$1,027,731	$483,664
Portfolio turnover rateH	2%G	2%	2%	1%	1%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.26 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.018 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$368,963,729
Gross unrealized depreciation	(476,235,521)
Net unrealized appreciation (depreciation) on securities	$(107,271,792)
Tax cost	$3,386,539,130

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(2,685,793)
No expiration
Short-term	(8,235,920)
Long-term	(23,644,070)
Total no expiration	(31,879,990)
Total capital loss carryforward	$(34,565,783)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,935,065 and a change in net unrealized appreciation (depreciation) of $(2,770,854) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $354,558,679 and $22,184,179, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,592 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $409,781.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $34.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Actual	.20%	$1,000.00	$979.50	$.98
Hypothetical-C		$1,000.00	$1,023.87	$1.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SGX-SANN-0616
1.899282.106

Spartan® Emerging Markets Index Fund
Spartan® Global ex U.S. Index Fund
(To be renamed Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund)

Institutional Class and Fidelity Advantage® Institutional Class
(Fidelity Advantage® Institutional Class to be renamed Institutional Premium Class)

Semi-Annual Report

April 30, 2016

Contents

Spartan® Emerging Markets Index Fund
Investment Summary
Investments
Financial Statements
Spartan® Global ex U.S. Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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Spartan® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.4	3.2
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.4	3.2
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.9	2.0
Naspers Ltd. Class N (South Africa, Media)	1.8	1.9
China Construction Bank Corp. (H Shares) (China, Banks)	1.8	2.1
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.2	1.5
Infosys Ltd. (India, IT Services)	1.1	1.1
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.0	1.2
Bank of China Ltd. (H Shares) (China, Banks)	1.0	1.1
Itau Unibanco Holding SA (Brazil, Banks)	0.9	0.7
	17.5

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.9	31.3
Information Technology	14.2	14.3
Energy	9.5	8.8
Consumer Discretionary	8.3	8.5
Consumer Staples	8.0	7.9
Materials	7.5	5.9
Telecommunication Services	7.4	7.4
Industrials	5.9	7.0
Utilities	3.2	3.2
Health Care	3.1	3.2

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Taiwan	13.4%
China	13.3%
India	11.9%
South Africa	9.0%
Brazil	8.6%
Cayman Islands	5.6%
Mexico	5.4%
Hong Kong	4.9%
Russia	4.8%
Other*	23.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
China	15.3%
Taiwan	13.9%
India	12.5%
South Africa	9.1%
Brazil	6.8%
Cayman Islands	5.6%
Mexico	5.5%
Hong Kong	5.4%
Russia	4.4%
Other*	21.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Spartan® Emerging Markets Index Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
		Shares	Value
Bermuda - 1.1%
Alibaba Health Information Technology Ltd. (a)		560,000	$377,811
Alibaba Pictures Group Ltd. (a)(b)		2,320,000	541,995
Beijing Enterprises Water Group Ltd.		738,000	440,170
Brilliance China Automotive Holdings Ltd.		506,000	499,091
China Foods Ltd.		114,000	41,863
China Gas Holdings Ltd.		296,000	427,345
China Resource Gas Group Ltd.		124,000	350,900
China Yurun Food Group Ltd. (a)(b)		202,000	34,437
CITIC Resources Holdings Ltd. (a)		340,000	30,563
Cosco Pacific Ltd.		316,735	336,825
Credicorp Ltd.		6,502	943,245
Credicorp Ltd. (United States)		3,039	441,931
GOME Electrical Appliances Holdings Ltd.		2,147,802	275,461
Haier Electronics Group Co. Ltd.		227,000	381,253
Hanergy Thin Film Power Group Ltd. (a)		1,618,000	2
HengTen Networks Group Ltd. (a)		1,812,000	82,598
Hopson Development Holdings Ltd.		68,000	64,625
Kunlun Energy Co. Ltd.		524,000	454,884
Luye Pharma Group Ltd. (a)		278,500	193,256
Nine Dragons Paper (Holdings) Ltd.		289,000	207,076
Shenzhen International Holdings Ltd.		188,980	308,391
Sinofert Holdings Ltd.		262,000	35,739

TOTAL BERMUDA			6,469,461

Brazil - 5.5%
AES Tiete Energia SA unit		25,800	105,923
Ambev SA		858,900	4,842,355
B2W Companhia Global do Varejo (a)		17,100	68,117
Banco Bradesco SA		141,301	1,154,073
Banco do Brasil SA		157,300	1,011,239
Banco Santander SA (Brasil) unit		82,300	444,134
BB Seguridade Participacoes SA		110,000	959,512
BM&F BOVESPA SA		314,300	1,570,015
BR Malls Participacoes SA		75,900	373,624
Brasil Foods SA		159,900	2,287,441
BTG Pactual Participations Ltd. unit		20,700	118,269
CCR SA		161,400	759,309
Centrais Eletricas Brasileiras SA (Electrobras) (a)		49,400	111,892
Cetip SA - Mercados Organizado		41,217	505,977
Cielo SA		189,279	1,843,671
Companhia de Gas de Sao Paulo rights 5/27/16 (a)		58	36
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		62,600	480,523
Companhia Energetica de Minas Gerais (CEMIG)		21,980	45,312
Companhia Paranaense de Energia-Copel		3,400	18,378
Companhia Siderurgica Nacional SA (CSN) (a)		127,200	485,980
Cosan SA Industria e Comercio		18,100	167,567
CPFL Energia SA		53,433	308,394
Drogasil SA		45,600	729,759
Duratex SA		47,097	107,224
Duratex SA (a)		1,908	4,344
Ecorodovias Infraestrutura e Logistica SA		31,700	69,128
Embraer SA		127,900	764,964
Energias do Brasil SA		38,200	142,171
Equatorial Energia SA		36,400	450,231
Estacio Participacoes SA		49,000	169,115
Fibria Celulose SA		41,400	365,700
Hypermarcas SA		69,300	611,343
JBS SA		124,400	326,983
Klabin SA unit		101,700	515,412
Kroton Educacional SA		276,048	1,027,379
Localiza Rent A Car SA		25,490	244,579
Lojas Americanas SA		47,498	152,883
Lojas Renner SA		118,600	716,238
M. Dias Branco SA		7,500	174,021
Multiplan Empreendimentos Imobiliarios SA		13,400	229,681
Multiplus SA		7,900	87,172
Natura Cosmeticos SA		31,600	234,295
Oi SA (a)		42,730	10,685
Petroleo Brasileiro SA - Petrobras (ON) (a)		692,700	2,672,713
Porto Seguro SA		16,900	136,114
Smiles SA		7,200	83,530
Sul America SA unit		41,928	204,200
Terna Participacoes SA unit		15,400	87,584
TIM Participacoes SA		146,500	325,437
Totvs SA		24,000	196,787
Tractebel Energia SA		37,500	415,970
Ultrapar Participacoes SA		71,000	1,495,041
Usinas Siderurgicas de Minas Gerais SA - Usiminas (a)		4,043	2,833
Usinas Siderurgicas de Minas Gerais SA - Usiminas		9,800	12,823
Usinas Siderurgicas de Minas Gerais SA - Usiminas rights 5/23/16 (a)		15,958	371
Vale SA		243,700	1,395,203
Via Varejo SA unit		18,900	33,687
Weg SA		102,340	451,703

TOTAL BRAZIL			32,309,044

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)		376,000	52,920
Cayman Islands - 5.6%
3SBio, Inc. (a)		178,000	214,877
Agile Property Holdings Ltd.		280,856	159,486
Anta Sports Products Ltd.		165,000	420,293
Belle International Holdings Ltd.		961,000	586,072
Biostime International Holdings Ltd.		27,500	76,390
Bosideng International Holdings Ltd.		188,000	15,227
Car, Inc. (a)(b)		156,000	177,102
China Conch Venture Holdings Ltd.		237,000	479,529
China Dongxiang Group Co. Ltd.		578,000	119,042
China Hongqiao Group Ltd.		197,500	144,554
China Huishan Dairy Holdings Co. Ltd.(b)		833,000	310,973
China Medical System Holdings Ltd.		226,000	293,280
China Resources Cement Holdings Ltd.		347,064	114,203
China Resources Land Ltd.		498,744	1,225,259
China State Construction International Holdings Ltd.		300,000	467,311
China Zhongwang Holdings Ltd. (b)		283,200	141,025
Cimc Enric Holdings Ltd.		90,000	47,144
Country Garden Holdings Co. Ltd.		1,326,737	523,493
Dali Foods Group Co. Ltd. (b)		236,500	146,457
ENN Energy Holdings Ltd.		134,000	653,604
Evergrande Real Estate Group Ltd.		652,000	481,787
Fullshare Holdings Ltd.		947,500	302,150
GCL-Poly Energy Holdings Ltd. (b)		2,350,000	350,205
Geely Automobile Holdings Ltd.		885,000	439,926
Golden Eagle Retail Group Ltd. (H Shares) (b)		41,000	47,255
Greentown China Holdings Ltd. (a)		139,000	103,296
Haitian International Holdings Ltd.		98,000	167,204
Hengan International Group Co. Ltd.		134,500	1,205,095
Kingboard Chemical Holdings Ltd.		117,000	225,023
Kingboard Laminates Holdings Ltd.		85,000	43,455
Kingsoft Corp. Ltd.		154,000	353,584
KWG Property Holding Ltd.		225,737	146,052
Lee & Man Paper Manufacturing Ltd.		248,000	162,545
Li Ning Co. Ltd. (a)		266,208	115,455
Longfor Properties Co. Ltd.		269,500	378,086
Renhe Commercial Holdings Co. Ltd. (a)		2,613,000	89,009
Sany Heavy Equipment International Holdings Co. Ltd. (a)		61,000	12,160
Shenzhou International Group Holdings Ltd.		104,000	537,631
Shimao Property Holdings Ltd.		234,500	323,649
Sino Biopharmaceutical Ltd.		766,000	542,791
SOHO China Ltd.		330,000	165,911
Sunac China Holdings Ltd.		327,000	209,064
Tencent Holdings Ltd.		984,000	20,022,743
TPK Holding Co. Ltd.		47,775	100,274
Zhongsheng Group Holdings Ltd. Class H		103,500	53,010

TOTAL CAYMAN ISLANDS			32,892,681

Chile - 1.4%
AES Gener SA		470,755	239,405
Aguas Andinas SA		544,388	315,999
Banco de Chile		4,596,077	501,921
Banco de Credito e Inversiones		9,270	398,904
Banco Santander Chile		11,676,346	565,371
Cencosud SA		204,304	550,470
Colbun SA		1,230,838	334,409
Compania Cervecerias Unidas SA		27,281	306,247
Compania de Petroleos de Chile SA (COPEC)		69,540	694,690
CorpBanca SA		32,083,142	291,998
Empresa Nacional de Electricidad SA		615,583	573,025
Empresa Nacional de Electricidad SA sponsored ADR		203	5,654
Empresa Nacional de Telecomunicaciones SA (ENTEL)		18,264	160,310
Empresas CMPC SA		204,142	461,631
Endesa Americas SA		615,583	290,687
Endesa Americas SA sponsored ADR (a)		203	2,868
Enersis Chile SA		3,319,295	404,942
Enersis Chile SA sponsored ADR (a)		300	1,911
Enersis SA		3,571,721	615,871
Enersis SA sponsored ADR		300	2,568
LATAM Airlines Group SA (a)		62,046	442,067
LATAM Airlines Group SA sponsored ADR (a)		212	1,522
S.A.C.I. Falabella		90,178	683,165
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	3,499
Sonda SA		78,767	156,753

TOTAL CHILE			8,005,887

China - 13.3%
Agricultural Bank of China Ltd. (H Shares)		4,788,000	1,728,052
Air China Ltd. (H Shares)		336,000	254,380
Aluminum Corp. of China Ltd. (H Shares) (a)		686,000	229,365
Angang Steel Co. Ltd. (H Shares)		186,000	87,965
Anhui Conch Cement Co. Ltd. (H Shares)		223,000	587,620
Anhui Expressway Co. Ltd. (H Shares)		38,000	30,259
Anhui Gujing Distillery Co. Ltd. (B Shares)		8,300	27,606
AviChina Industry & Technology Co. Ltd. (H Shares)		426,000	296,938
Baic Motor Corp. Ltd.		111,500	93,765
Bank Communications Co. Ltd. (H Shares)		1,503,000	947,292
Bank of China Ltd. (H Shares)		13,885,000	5,621,961
BBMG Corp. (H Shares)		204,000	149,089
Beijing Capital International Airport Co. Ltd. (H Shares)		284,000	304,705
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)		362,000	114,214
Beijing North Star Co. Ltd. (H Shares)		106,000	33,666
Bengang Steel Plates Co. Ltd. (B Shares)		55,100	18,824
BOE Technology Group Co. Ltd. (B Shares)		182,900	45,743
BYD Co. Ltd. (H Shares) (a)(b)		127,000	742,709
CGN Power Co. Ltd.		1,850,000	590,330
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)		218,200	73,620
China BlueChemical Ltd. (H Shares)		326,000	75,444
China Cinda Asset Management Co. Ltd. (H Shares)		1,680,000	550,140
China CITIC Bank Corp. Ltd. (H Shares)		1,408,000	883,029
China Coal Energy Co. Ltd. (H Shares) (b)		468,000	221,586
China Communications Construction Co. Ltd. (H Shares)		815,000	978,274
China Communications Services Corp. Ltd. (H Shares)		466,000	219,949
China Construction Bank Corp. (H Shares)		16,860,000	10,708,242
China Cosco Holdings Co. Ltd. (H Shares) (a)(b)		502,500	196,201
China Eastern Airlines Corp. Ltd. (H Shares) (a)		292,000	159,637
China Energy Engineering Corp. Ltd.		288,000	50,269
China Everbright Bank Co. Ltd. (H Shares)		625,000	283,406
China Galaxy Securities Co. Ltd. (H Shares)		684,000	599,930
China Huarong Asset Management Co. Ltd. (a)		190,000	66,997
China International Marine Containers (Group) Ltd. (H Shares)		98,100	153,089
China Life Insurance Co. Ltd. (H Shares)		1,373,000	3,162,784
China Longyuan Power Grid Corp. Ltd. (H Shares)		626,000	433,097
China Machinery Engineering Co. (H Shares)		77,000	52,314
China Merchants Bank Co. Ltd. (H Shares)		850,346	1,862,791
China Merchants Shekou Industrial Zone Co. Ltd. (a)		32,738	71,857
China Minsheng Banking Corp. Ltd. (H Shares)		1,206,200	1,132,976
China Molybdenum Co. Ltd. (H Shares)		693,000	116,142
China National Accord Medicines Corp. Ltd.		6,800	37,222
China National Building Materials Co. Ltd. (H Shares)		506,000	260,878
China National Materials Co. Ltd. (H Shares)		171,000	45,153
China Oilfield Services Ltd. (H Shares)		316,000	274,131
China Pacific Insurance (Group) Co. Ltd. (H Shares)		477,600	1,674,679
China Petroleum & Chemical Corp. (H Shares)		4,703,000	3,314,132
China Railway Construction Corp. Ltd. (H Shares)		354,000	450,038
China Railway Group Ltd. (H Shares)		690,000	546,156
China Railway Signal & Communications Corp.		138,000	81,835
China Reinsurance Group Corp.		637,000	148,849
China Shenhua Energy Co. Ltd. (H Shares)		625,500	1,053,242
China Shipping Container Lines Co. Ltd. (H Shares) (a)		693,000	158,200
China Shipping Development Co. Ltd. (H Shares)		252,000	178,935
China Southern Airlines Ltd. (H Shares)		322,000	201,908
China Telecom Corp. Ltd. (H Shares)		2,976,000	1,473,317
China Vanke Co. Ltd. (H Shares)		245,500	612,774
Chongqing Changan Automobile Co. Ltd. (B Shares)		160,700	278,023
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		516,000	271,199
CITIC Securities Co. Ltd. (H Shares)		420,000	923,068
CRRC Corp. Ltd. (H Shares)		753,600	731,377
CSG Holding Co. Ltd. (B Shares)		125,000	104,101
Cssc Offshore & Marine Engin (H Shares) (a)		42,000	64,706
Dalian Port (PDA) Co. Ltd. (H Shares)		156,000	67,729
Dalian Wanda Commercial Properties Co., Ltd.		123,200	813,985
Datang International Power Generation Co. Ltd. (H Shares)		560,000	159,092
Dazhong Transport Group Co. Ltd. (B Shares)		96,100	119,260
Dongfang Electric Corp. Ltd. (H Shares)		52,800	41,050
Dongfeng Motor Group Co. Ltd. (H Shares)		536,000	585,735
Double Coin Holdings Ltd. (B Shares)		39,100	47,741
Foshan Electrical and Lighting Co. Ltd. (B Shares)		44,270	34,585
Fuyao Glass Industries Group Co. Ltd. (a)		94,800	213,679
GF Securities Co. Ltd. (a)		286,200	649,552
Great Wall Motor Co. Ltd. (H Shares)		575,500	432,943
Guangdong Electric Power Development Co. Ltd. (B Shares)		129,600	73,514
Guangshen Railway Co. Ltd. (H Shares)		290,000	150,226
Guangzhou Automobile Group Co. Ltd. (H Shares)		406,000	471,800
Guangzhou Baiyunshan Pharma Health (H Shares)		34,000	72,025
Guangzhou R&F Properties Co. Ltd. (H Shares)		172,400	240,415
Haitong Securities Co. Ltd. (H Shares)		628,800	1,039,167
Harbin Electric Machinery Co. Ltd.(H Shares)		114,000	46,659
Huadian Energy Co. Ltd. (B Shares) (a)		68,200	34,782
Huadian Fuxin Energy Corp. Ltd. (H Shares)		426,000	92,797
Huadian Power International Corp. Ltd. (H Shares)		266,000	136,396
Huaneng Power International, Inc. (H Shares)		780,000	556,342
Huaneng Renewables Corp. Ltd. (H Shares)		744,000	219,543
Huatai Securities Co. Ltd. (a)		317,400	669,519
Huishang Bank Corp. Ltd.		166,000	79,883
Industrial & Commercial Bank of China Ltd. (H Shares)		13,282,000	7,111,195
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		194,962	157,334
Jiangling Motors Corp. Ltd. (B Shares)		6,200	17,097
Jiangsu Expressway Co. Ltd. (H Shares)		226,000	297,004
Jiangxi Copper Co. Ltd. (H Shares)		224,000	273,484
Jinzhou Port Co. Ltd. (B Shares)		29,800	16,688
Lao Feng Xiang Co. Ltd. (B Shares)		35,502	134,943
Legend Holdings Corp. (a)		72,200	174,452
Maanshan Iron & Steel Ltd. (H Shares) (a)		262,000	60,208
Metallurgical Corp. China Ltd. (H Shares)		524,000	157,449
New China Life Insurance Co. Ltd. (H Shares)		146,700	478,227
People's Insurance Co. of China Group (H Shares)		1,182,000	475,359
PetroChina Co. Ltd. (H Shares)		3,892,000	2,847,505
PICC Property & Casualty Co. Ltd. (H Shares)		713,227	1,297,415
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		922,000	4,327,023
Red Star Macalline Group Corp.		92,000	104,450
Shandong Chenming Paper Holdings Ltd. (B Shares)		156,600	121,535
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		328,000	196,907
Shanghai Bailian Group Co. Ltd. (B Shares)		25,400	40,869
Shanghai Baosight Software Co. Ltd.		20,600	77,703
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)		63,200	52,330
Shanghai Electric Group Co. Ltd. (H Shares)		522,000	218,204
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H		75,500	204,733
Shanghai Haixin Group Co. Ltd. (B Shares)		66,200	54,085
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)		27,800	84,290
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)		29,440	59,145
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)		45,900	74,083
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		85,000	283,560
Shanghai Pharma Holding Co. Ltd. (H Shares)		134,600	285,293
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)		33,600	76,944
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)		33,917	64,307
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)		142,600	72,298
Shengjing Bank Co. Ltd.		100,000	136,093
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)		19,400	32,013
Shenzhen Expressway Co. (H Shares)		116,000	102,951
Sichuan Expressway Co. Ltd. (H Shares)		142,000	47,473
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		209,000	193,854
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		655,000	321,294
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares) (a)		346,000	75,590
Sinopharm Group Co. Ltd. (H Shares)		193,600	827,493
Sinotrans Ltd. (H Shares)		321,000	148,361
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)		54,000	30,021
TravelSky Technology Ltd. (H Shares)		187,000	347,508
Tsingtao Brewery Co. Ltd. (H Shares)		74,000	279,294
Weichai Power Co. Ltd. (H Shares)		172,600	207,265
Weifu High-Technology Co. Ltd. (B Shares)		48,050	101,590
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		69,200	113,968
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)		39,720	125,864
Yanzhou Coal Mining Co. Ltd. (H Shares)		374,000	212,414
Zhaojin Mining Industry Co. Ltd. (H Shares)		171,000	147,760
Zhejiang Expressway Co. Ltd. (H Shares)		262,000	267,345
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		92,500	526,301
Zijin Mining Group Co. Ltd. (H Shares)		1,038,000	346,299
ZTE Corp. (H Shares)		131,080	203,934

TOTAL CHINA			78,579,403

Colombia - 0.4%
Almacenes Exito SA		42,897	241,237
Bancolombia SA sponsored ADR		76	2,940
Cementos Argos SA		66,860	271,788
Cemex Latam Holdings SA (a)		11,847	54,313
Corporacion Financiera Colombiana SA		22,288	301,848
Ecopetrol SA		887,366	440,772
Grupo de Inversiones Suramerica SA		41,376	559,196
Interconexion Electrica SA ESP		57,747	176,361
Inversiones Argos SA		60,021	396,110
Isagen SA		151,394	218,161

TOTAL COLOMBIA			2,662,726

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		29,695	580,093
Komercni Banka A/S		2,839	584,049

TOTAL CZECH REPUBLIC			1,164,142

Egypt - 0.3%
Commercial International Bank SAE		191,383	991,404
Commercial International Bank SAE sponsored GDR		2,831	10,560
EFG-Hermes Holding SAE		88,969	101,293
Elsewedy Electric Co.		11,817	61,228
Global Telecom Holding (a)		470,936	156,449
JUHAYNA Food Industries		34,546	28,049
Madinet Nasr for Housing & Development		37,156	85,359
Sidi Kerir Petrochemcials Co.		18,309	26,618
Talaat Moustafa Group Holding		180,826	136,435
Telecom Egypt SAE		50,999	44,682

TOTAL EGYPT			1,642,077

Greece - 0.5%
Alpha Bank AE (a)		251,668	546,835
EFG Eurobank Ergasias SA (a)		325,508	274,674
Folli Follie SA		6,224	128,176
Greek Organization of Football Prognostics SA		38,758	292,990
Hellenic Petroleum SA (a)		12,816	56,655
Hellenic Telecommunications Organization SA		45,079	438,860
Jumbo SA (a)		17,965	235,308
Motor Oil (HELLAS) Corinth Refineries SA		10,327	117,918
National Bank of Greece SA (a)		1,010,563	301,871
Piraeus Bank SA (a)		1,042,994	309,037
Titan Cement Co. SA (Reg.)		8,306	189,474

TOTAL GREECE			2,891,798

Hong Kong - 4.9%
Beijing Enterprises Holdings Ltd.		98,000	511,107
China Agri-Industries Holdings Ltd. (a)		331,630	113,622
China Everbright International Ltd.		486,000	544,091
China Everbright Ltd.		160,000	315,849
China Jinmao Holdings Group Ltd.		906,000	259,395
China Merchants Holdings International Co. Ltd.		221,227	656,205
China Minsheng Financial Holding Corp. Ltd.(a)		700,000	71,014
China Mobile Ltd.		982,000	11,274,118
China Overseas Land and Investment Ltd.		710,000	2,253,729
China Overseas Property Holdings Ltd.		210,666	29,437
China Power International Development Ltd.		601,000	256,518
China Resources Beer Holdings Co. Ltd.		223,159	490,372
China Resources Power Holdings Co. Ltd.		359,691	605,809
China South City Holdings Ltd.		402,000	76,928
China Taiping Insurance Group Ltd. (a)		268,377	546,884
China Unicom Ltd.		1,056,000	1,235,824
CITIC Pacific Ltd.		1,174,000	1,712,038
CNOOC Ltd.		2,937,000	3,628,139
CNOOC Ltd. sponsored ADR		200	24,686
CSPC Pharmaceutical Group Ltd.		758,000	673,693
Far East Horizon Ltd.		500,000	396,889
Fosun International Ltd.		423,000	584,467
Guangdong Investment Ltd.		512,000	722,976
Lenovo Group Ltd.		1,184,000	936,653
Poly Property Group Co. Ltd.		278,000	74,215
Shanghai Industrial Holdings Ltd.		82,000	186,428
Shenzhen Investment Ltd.		538,431	217,190
Sino-Ocean Land Holdings Ltd.		533,479	239,925
Sinotruk Hong Kong Ltd.		100,000	50,353
Winteam Pharmaceutical Group Ltd. (a)		322,000	151,080
Yuexiu Property Co. Ltd.		1,208,000	175,373

TOTAL HONG KONG			29,015,007

Hungary - 0.3%
Magyar Telekom PLC		78,866	136,923
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		8,779	536,519
OTP Bank PLC		34,883	923,795
Richter Gedeon PLC		25,122	499,227

TOTAL HUNGARY			2,096,464

India - 11.9%
ABB Ltd. India (a)		4,676	91,323
ACC Ltd.		11,177	242,830
Adani Enterprises Ltd. (a)		43,358	56,592
Adani Ports & Special Economic Zone		154,129	552,702
Adani Power Ltd. (a)		156,679	75,597
Adani Transmissions Ltd. (a)		37,892	18,026
Aditya Birla Fashion and Retail Ltd. (a)		31,350	69,637
Aditya Birla Nuvo Ltd.		6,029	77,653
Ambuja Cements Ltd.		131,829	438,600
Ashok Leyland Ltd.		229,565	369,098
Asian Paints India Ltd.		55,187	719,690
Aurobindo Pharma Ltd.		49,553	566,918
Axis Bank Ltd. (a)		105,685	751,603
Bajaj Auto Ltd.		13,912	521,908
Bajaj Finance Ltd.		3,110	319,734
Bajaj Finserv Ltd.		7,907	223,233
Bajaj Holdings & Investment Ltd.		3,100	67,154
Bank of Baroda (a)		88,790	211,063
Bank of India		82,954	115,517
Bharat Electronics Ltd.		3,075	54,711
Bharat Forge Ltd.		18,548	222,854
Bharat Heavy Electricals Ltd. (a)		108,777	205,352
Bharat Petroleum Corp. Ltd. (a)		32,733	481,937
Bharti Airtel Ltd.		238,728	1,306,750
Bharti Infratel Ltd.		102,269	577,275
Bosch Ltd. (a)		1,454	430,429
Britannia Industries Ltd.		5,631	242,667
Cadila Healthcare Ltd.		46,721	230,421
Cairn India Ltd. (a)		89,322	195,182
Canara Bank Ltd. (a)		31,137	96,539
Castrol India Ltd.		24,120	143,902
Cipla Ltd.		59,977	484,869
Coal India Ltd.		245,656	1,065,272
Colgate-Palmolive (India)		13,410	169,751
Corporation Bank Ltd. (a)		50,254	29,165
Crompton Greaves Consumer Electricals Ltd.		76,166	144,706
Crompton Greaves Ltd. (a)		76,166	66,104
Cummins India Ltd. (a)		14,057	187,316
Dabur India Ltd.		101,146	419,960
Divi's Laboratories Ltd.		15,428	244,129
DLF Ltd.		81,426	158,744
Dr. Reddy's Laboratories Ltd. (a)		15,423	711,071
Eicher Motors Ltd. (a)		2,285	689,193
Emami Ltd.		10,495	159,063
Essar Oil Ltd. (a)		27,057	107,046
Exide Industries Ltd. (a)		45,697	101,300
GAIL India Ltd.		57,912	314,165
GlaxoSmithKline Consumer Healthcare Ltd. (a)		2,089	185,472
GlaxoSmithKline Pharmaceuticals Ltd. (a)		2,316	130,099
Glenmark Pharmaceuticals Ltd. (a)		26,432	330,054
GMR Infrastructure Ltd. (a)		357,429	67,799
Godrej Consumer Products Ltd.		23,570	468,966
Godrej Industries Ltd.		14,503	76,177
Grasim Industries Ltd.		1,387	89,489
Great Eastern Shipping Co. Ltd.		6,327	31,275
HCL Technologies Ltd.		98,883	1,116,919
HDFC Bank Ltd. (a)		82,559	1,678,163
Hero Motocorp Ltd. (a)		18,725	816,762
Hindalco Industries Ltd. (a)		149,991	217,562
Hindustan Petroleum Corp. Ltd.		16,426	206,174
Hindustan Unilever Ltd.		132,694	1,733,749
Hindustan Zinc Ltd. (a)		48,918	126,740
Housing Development Finance Corp. Ltd.		293,105	4,802,826
ICICI Bank Ltd. (a)		523,551	1,848,443
IDBI Bank Ltd. (a)		133,155	139,017
Idea Cellular Ltd. (a)		269,346	480,703
IDFC Bank Ltd. (a)		159,288	114,744
IDFC Ltd.		55,030	40,259
Indiabulls Housing Finance Ltd.		60,567	632,108
Indian Oil Corp. Ltd. (a)		106,122	692,164
IndusInd Bank Ltd.		17,361	274,128
Infosys Ltd.		349,772	6,353,841
InterGlobe Aviation Ltd. (a)		7,545	122,213
ITC Ltd.		357,738	1,750,035
Jindal Steel & Power Ltd. (a)		60,559	63,635
JSW Energy Ltd. (a)		79,203	80,723
JSW Steel Ltd. (a)		22,776	470,843
Kotak Mahindra Bank Ltd.		103,195	1,114,125
Larsen & Toubro Ltd. (a)		42,321	799,330
LIC Housing Finance Ltd. (a)		48,498	337,530
Lupin Ltd.		40,704	984,885
Mahindra & Mahindra Financial Services Ltd. (a)		63,690	287,646
Mahindra & Mahindra Ltd. (a)		56,755	1,137,185
Mangalore Refinery & Petrochemicals Ltd. (a)		37,776	38,444
Marico Ltd.		88,478	345,118
Maruti Suzuki India Ltd. (a)		4,930	281,633
Motherson Sumi Systems Ltd.		70,857	269,185
Mphasis BFL Ltd.		16,016	117,964
Nestle India Ltd.		4,543	391,577
NHPC Ltd. (a)		323,666	100,620
NMDC Ltd. (a)		143,218	205,150
NTPC Ltd.		370,524	777,021
Oil & Natural Gas Corp. Ltd.		380,646	1,244,934
Oil India Ltd.		21,498	107,465
Oracle Finance Services Software Ltd. (a)		2,058	111,794
Oriental Bank of Commerce (a)		19,172	26,265
Pidilite Industries Ltd. (a)		25,314	229,815
Piramal Enterprises Ltd.		15,018	269,101
Power Finance Corp. Ltd.		57,476	155,186
Power Grid Corp. of India Ltd.		196,896	425,061
Punjab National Bank (a)		20,735	27,142
Rajesh Exports Ltd. (a)		26,728	238,226
Reliance Capital Ltd. (a)		23,930	145,740
Reliance Communication Ltd. (a)		195,807	165,665
Reliance Industries Ltd.		293,276	4,338,730
Reliance Infrastructure Ltd. (a)		23,780	192,798
Reliance Power Ltd. (a)		115,141	88,316
Rural Electrification Corp. Ltd.		65,460	175,807
Shree Cement Ltd.		1,609	307,480
Shriram Transport Finance Co. Ltd.		31,744	450,577
Siemens India Ltd. (a)		18,151	310,908
State Bank of India (a)		292,564	832,430
Steel Authority of India Ltd. (a)		186,417	133,024
Sun Pharmaceutical Industries Ltd.		204,777	2,501,081
Sun TV Ltd.		19,789	110,958
Tata Chemicals Ltd. (a)		15,858	96,830
Tata Communications Ltd.		14,718	91,553
Tata Consultancy Services Ltd.		87,373	3,335,078
Tata Motors Ltd. (a)		183,463	1,121,620
Tata Motors Ltd. Class A (a)		77,424	347,109
Tata Power Co. Ltd.		193,582	205,456
Tata Steel Ltd.		47,856	252,949
Tech Mahindra Ltd.		87,168	637,959
Titan Co. Ltd.		14,520	77,796
Torrent Pharmaceuticals Ltd.		8,080	173,976
Torrent Power Ltd. (a)		30,860	109,060
Ultratech Cemco Ltd. (a)		12,810	609,678
Union Bank of India (a)		60,050	115,172
United Breweries Ltd. (a)		14,154	162,400
United Spirits Ltd. (a)		11,162	399,258
UPL Ltd.		58,112	470,579
Vedanta Ltd. (a)		220,802	345,037
Wipro Ltd.		113,091	942,454
Wockhardt Ltd. (a)		5,623	83,978
Yes Bank Ltd. (a)		25,998	369,057
Zee Entertainment Enterprises Ltd.		102,033	637,308

TOTAL INDIA			70,230,056

Indonesia - 2.6%
PT Adaro Energy Tbk		2,290,700	126,798
PT Astra Agro Lestari Tbk		51,800	63,238
PT Astra International Tbk		3,704,600	1,889,099
PT Bank Central Asia Tbk		2,274,400	2,250,601
PT Bank Danamon Indonesia Tbk Series A		590,900	147,411
PT Bank Mandiri (Persero) Tbk		1,726,000	1,254,672
PT Bank Negara Indonesia (Persero) Tbk		1,378,600	479,290
PT Bank Rakyat Indonesia Tbk		1,985,300	1,558,072
PT Charoen Pokphand Indonesia Tbk		1,356,400	382,092
PT Global Mediacom Tbk		1,207,300	106,193
PT Gudang Garam Tbk		83,900	440,558
PT Indo Tambangraya Megah Tbk		58,500	34,600
PT Indocement Tunggal Prakarsa Tbk		244,600	365,843
PT Indofood CBP Sukses Makmur Tbk		206,400	239,063
PT Indofood Sukses Makmur Tbk		802,000	433,292
PT International Nickel Indonesia Tbk (a)		314,500	44,356
PT Jasa Marga Tbk		386,600	159,764
PT Kalbe Farma Tbk		3,536,600	368,731
PT Media Nusantara Citra Tbk		905,600	161,371
PT Perusahaan Gas Negara Tbk Series B		1,961,600	389,702
PT Semen Gresik (Persero) Tbk		547,700	411,149
PT Surya Citra Media Tbk		1,042,500	252,957
PT Tambang Batubara Bukit Asam Tbk		127,400	68,105
PT Telkomunikasi Indonesia Tbk Series B		9,282,600	2,490,455
PT Tower Bersama Infrastructure Tbk (a)		372,300	167,264
PT Unilever Indonesia Tbk		207,900	671,166
PT United Tractors Tbk		283,400	322,338
PT XL Axiata Tbk (a)		538,100	143,624

TOTAL INDONESIA			15,421,804

Isle of Man - 0.1%
New Europe Property Investments PLC		39,491	497,242
Korea (South) - 0.0%
Samsung Electronics Co. Ltd.		10	10,867
Malaysia - 4.3%
AirAsia Bhd		199,100	96,836
Alliance Financial Group Bhd		226,600	232,024
AMMB Holdings Bhd		365,900	424,300
Astro Malaysia Holdings Bhd		350,000	248,176
Axiata Group Bhd		823,393	1,190,879
Berjaya Sports Toto Bhd		138,528	107,801
British American Tobacco (Malaysia) Bhd		26,200	307,707
Bumi Armada Bhd		630,500	127,504
Bumiputra-Commerce Holdings Bhd		1,031,316	1,232,880
Dialog Group Bhd		463,500	188,651
DiGi.com Bhd		680,200	766,128
Felda Global Ventures Holdings Bhd		349,900	129,875
Gamuda Bhd		398,700	484,788
Gamuda Bhd warrants 3/6/21 (a)		62,050	15,804
Genting Bhd		401,600	908,779
Genting Malaysia Bhd		516,800	591,347
Hap Seng Consolidated Bhd		107,300	210,398
Hong Leong Bank Bhd		119,700	412,431
Hong Leong Credit Bhd		46,600	178,217
IHH Healthcare Bhd		510,100	855,281
IJM Corp. Bhd		582,600	514,519
IOI Corp. Bhd		670,500	758,636
IOI Properties Group Sdn Bhd		335,500	207,836
KLCC Property Holdings Bhd		35,400	65,336
Kuala Lumpur Kepong Bhd		97,000	593,943
Lafarge Malaysia Bhd		86,100	193,072
Malayan Banking Bhd		999,871	2,285,639
Malaysia Airports Holdings Bhd		165,706	284,201
Maxis Bhd		480,500	688,801
MISC Bhd		267,500	578,619
MMC Corp. Bhd		58,800	31,609
Petronas Chemicals Group Bhd		525,100	901,938
Petronas Dagangan Bhd		54,400	331,984
Petronas Gas Bhd		143,600	807,968
PPB Group Bhd		107,000	443,174
Public Bank Bhd		578,200	2,767,782
RHB Capital Bhd		155,432	243,503
SapuraKencana Petroleum Bhd		709,700	299,758
Sime Darby Bhd		602,618	1,187,805
SP Setia Bhd		67,410	55,564
Telekom Malaysia Bhd		200,080	340,594
Tenaga Nasional Bhd		646,500	2,376,485
UEM Land Holdings Bhd		248,800	64,963
UMW Holdings Bhd		120,500	202,350
Westports Holdings Bhd		200,900	213,423
YTL Corp. Bhd		907,086	362,231
YTL Power International Bhd		421,870	161,988

TOTAL MALAYSIA			25,673,527

Malta - 0.1%
Brait SA		61,640	689,221
Mexico - 5.4%
Alfa SA de CV Series A		516,400	970,690
Alpek SA de CV		60,400	100,862
Alsea S.A.B. de CV		95,300	364,978
America Movil S.A.B. de CV Series L		5,117,600	3,617,046
Banregio Grupo Financiero S.A.B. de CV		12,300	73,709
CEMEX S.A.B. de CV unit		2,571,094	1,908,372
Coca-Cola FEMSA S.A.B. de CV Series L		75,700	657,972
Compartamos S.A.B. de CV		205,200	408,142
Concentradora Fibra Danhos SA de CV		19,000	42,584
Controladora Comercial Mexicana S.A.B de C.V. (a)		33,600	35,075
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)		65,800	137,416
El Puerto de Liverpool S.A.B. de CV Class C		36,145	410,870
Embotelladoras Arca S.A.B. de CV		51,100	352,732
Fibra Uno Administracion SA de CV		496,200	1,181,329
Fomento Economico Mexicano S.A.B. de CV unit		398,600	3,708,758
Gruma S.A.B. de CV Series B		30,820	450,227
Grupo Aeromexico S.A.B. de CV (a)		34,900	79,599
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		63,100	594,520
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		41,740	640,997
Grupo Aeroportuario Norte S.A.B. de CV		37,600	217,584
Grupo Bimbo S.A.B. de CV Series A		348,500	1,062,435
Grupo Carso SA de CV Series A1		89,600	428,453
Grupo Comercial Chedraui S.A.B. de CV (b)		56,800	160,978
Grupo Elektra SA de CV		6,705	126,078
Grupo Financiero Banorte S.A.B. de CV Series O		420,900	2,389,430
Grupo Financiero Inbursa S.A.B. de CV Series O		385,700	757,292
Grupo Financiero Santander Mexico S.A.B. de CV		281,600	516,073
Grupo Lala S.A.B. de CV		85,100	227,581
Grupo Mexico SA de CV Series B		714,307	1,816,839
Grupo Sanborns SA de CV		29,600	40,947
Grupo Televisa SA de CV		484,700	2,824,586
Industrias Bachoco SA de CV Series B		12,200	51,127
Industrias CH SA de CV (a)		30,700	127,942
Industrias Penoles SA de CV		22,295	348,524
Infraestructura Energetica Nova S.A.B. de CV		37,100	144,974
Kimberly-Clark de Mexico SA de CV Series A		154,500	365,671
Megacable Holdings S.A.B. de CV unit		52,100	240,595
Mexichem S.A.B. de CV		210,527	531,437
Minera Frisco S.A.B. de CV (a)(b)		39,125	27,949
OHL Mexico S.A.B. de CV (a)		144,500	235,001
Organizacion Soriana S.A.B. de CV Series B (a)		18,600	45,082
Promotora y Operadora de Infraestructura S.A.B. de CV		35,715	452,939
Promotora y Operadora de Infraestructura S.A.B. de CV		9,900	103,628
Telesites S.A.B. de C.V. (a)		253,220	155,423
Tenedora Nemak SA de CV		106,800	153,204
Wal-Mart de Mexico SA de CV Series V		1,038,000	2,567,149

TOTAL MEXICO			31,854,799

Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.		58,465	59,812
National Bank of Pakistan		97,662	51,741
Oil & Gas Development Co. Ltd.		105,617	132,370
Pakistan Petroleum Ltd.		71,513	99,754

TOTAL PAKISTAN			343,677

Peru - 0.1%
Compania de Minas Buenaventura SA (a)		337	3,077
Compania de Minas Buenaventura SA sponsored ADR (a)		38,156	387,283

TOTAL PERU			390,360

Philippines - 1.6%
Aboitiz Equity Ventures, Inc.		405,680	572,704
Aboitiz Power Corp.		303,300	289,533
Alliance Global Group, Inc.		710,000	218,880
Ayala Corp.		44,550	730,266
Ayala Land, Inc.		999,900	736,612
Bank of the Philippine Islands (BPI)		202,472	389,576
BDO Unibank, Inc.		268,372	570,579
Bloomberry Resorts Corp.		246,800	22,353
DMCI Holdings, Inc.		712,450	189,037
Emperador, Inc.		533,500	90,060
Globe Telecom, Inc.		5,110	238,362
GT Capital Holdings, Inc.		10,160	295,285
International Container Terminal Services, Inc.		123,780	171,058
JG Summit Holdings, Inc.		419,200	726,370
Jollibee Food Corp.		80,150	391,250
LT Group, Inc.		215,400	70,525
Manila Electric Co.		24,590	179,321
Megaworld Corp.		2,048,200	164,170
Metropolitan Bank & Trust Co.		245,645	424,336
Petron Corp.		481,200	109,059
Philippine Long Distance Telephone Co.		14,275	520,228
PNOC Energy Development Corp.		1,293,900	162,030
Robinsons Land Corp.		195,000	112,353
Semirara Mining & Power Corp.		49,120	132,630
SM Investments Corp.		40,177	806,359
SM Prime Holdings, Inc.		1,438,900	692,911
Travellers International Hotel Group, Inc.		81,600	5,864
Universal Robina Corp.		157,130	696,203

TOTAL PHILIPPINES			9,707,914

Poland - 1.5%
Alior Bank SA (a)		10,200	184,442
Asseco Poland SA		5,568	84,462
Bank Handlowy w Warszawie SA		6,217	120,547
Bank Millennium SA (a)		116,926	153,167
Bank Polska Kasa Opieki SA		23,978	975,277
Bank Zachodni WBK SA		5,417	376,797
BRE Bank SA		2,418	204,744
Budimex SA		821	41,943
Ciech SA (a)		4,473	82,969
Cyfrowy Polsat SA (a)		37,952	241,416
ENEA SA		34,738	107,392
Energa SA		61,071	199,039
Eurocash SA		14,391	205,481
Getin Noble Bank SA (a)		215,913	28,849
Grupa Lotos SA (a)		14,866	115,596
KGHM Polska Miedz SA (Bearer)		25,822	503,052
LPP SA		236	348,128
NG2 SA		4,625	205,989
Polish Oil & Gas Co. SA		327,361	435,687
Polska Grupa Energetyczna SA		134,346	463,899
Polski Koncern Naftowy Orlen SA		58,735	1,057,921
Powszechna Kasa Oszczednosci Bank SA (a)		158,794	1,017,593
Powszechny Zaklad Ubezpieczen SA		102,903	930,641
Synthos SA		77,912	83,077
Tauron Polska Energia SA		168,902	130,982
Telekomunikacja Polska SA		127,383	207,580
Zaklady Azotowe w Tarnowie-Moscicach SA (a)		8,403	191,310

TOTAL POLAND			8,697,980

Qatar - 0.5%
Commercial Bank of Qatar (a)		19,056	200,512
Doha Bank (a)		15,075	152,618
Ezdan Holding Group (a)		94,743	478,934
Industries Qatar QSC (a)		18,009	519,505
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		32,322	205,570
Qatar Insurance Co. SAQ (a)		14,217	312,080
Qatar Islamic Bank (a)		7,035	189,796
Qatar National Bank SAQ		25,068	991,728

TOTAL QATAR			3,050,743

Russia - 4.5%
Acron Group GDR (Reg. S)		5,995	32,373
Aeroflot - Russian Airlines (a)		78,443	93,832
Alrosa Co. Ltd. (a)		318,710	363,621
Bashneft OJSC (a)		4,130	183,538
E.ON Russia JSC (a)		2,415,665	98,420
Federal Grid Co. of Unified Energy System (a)		34,171,301	52,993
Gazprom OAO sponsored ADR (Reg. S)		1,018,126	5,261,675
Inter Rao Ues JSC (a)		5,213,649	144,684
LSR Group OJSC GDR (Reg. S)		17,058	38,381
Lukoil PJSC sponsored ADR		88,871	3,766,797
Magnit OJSC GDR (Reg. S)		51,400	1,778,440
Magnitogorsk Iron & Steel Works OJSC sponsored GDR (Reg. S)		27,478	131,894
Megafon OJSC GDR		16,952	194,948
MMC Norilsk Nickel PJSC sponsored ADR		86,312	1,273,102
Mobile TeleSystems OJSC sponsored ADR		90,325	836,410
Moscow Exchange MICEX-RTS OAO (a)		252,852	398,762
NOVATEK OAO GDR (Reg. S)		20,735	1,990,560
Novolipetsk Steel OJSC GDR (Reg. S)		16,143	218,738
PhosAgro OJSC GDR (Reg. S)		13,637	211,374
Rosetti OAO (a)		2,996,145	28,836
Rosneft Oil Co. OJSC GDR (Reg. S)		212,767	1,161,708
Rostelecom PJSC sponsored ADR		28,392	254,960
RusHydro PJSC ADR		240,828	245,645
Sberbank of Russia (a)		39,030	74,513
Sberbank of Russia sponsored ADR		487,699	3,909,395
Severstal PAO GDR (Reg. S)		29,950	348,019
Sistema JSFC (a)		550,000	165,155
Surgutneftegas OJSC sponsored ADR		140,723	744,425
Tatneft PAO sponsored ADR		45,931	1,439,937
Uralkali OJSC (a)		65,866	166,159
VTB Bank OJSC sponsored GDR (Reg. S)		474,833	1,017,092

TOTAL RUSSIA			26,626,386

South Africa - 9.0%
AdBEE (RF) Ltd. (a)		2,775	5,604
Adcock Ingram Holdings Ltd.		6,990	20,623
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	317
Aeci Ltd.		18,576	125,391
African Bank Investments Ltd. (a)		116,009	0
African Rainbow Minerals Ltd.		18,941	149,157
Alexander Forbes Group Holdings Ltd.		141,684	71,463
Anglo American Platinum Ltd. (a)		11,046	319,060
AngloGold Ashanti Ltd. (a)		73,901	1,201,356
Aspen Pharmacare Holdings Ltd.		60,859	1,434,255
Assore Ltd.		5,875	82,542
Attacq Ltd. (a)		52,937	77,461
AVI Ltd.		58,773	364,481
Barclays Africa Group Ltd.		60,056	608,776
Barloworld Ltd.		34,775	201,098
Bidvest Group Ltd.		58,639	1,488,214
Capitec Bank Holdings Ltd.		9,722	403,666
Clicks Group Ltd.		46,593	340,301
Coronation Fund Managers Ltd.		50,770	264,028
DataTec Ltd.		33,491	105,753
Discovery Ltd.		59,324	530,177
Distell Group Ltd.		3,285	36,692
EOH Holdings Ltd.		20,761	202,064
Exxaro Resources Ltd.		23,246	146,561
FirstRand Ltd.		558,940	1,796,351
Fortress Income Fund Ltd.:
Class A		117,950	132,572
Class B		123,136	325,243
Foschini Ltd.		35,171	377,152
Gold Fields Ltd.		140,830	651,572
Grindrod Ltd.		74,123	74,512
Growthpoint Properties Ltd.		494,497	873,648
Hyprop Investments Ltd.		45,848	395,732
Impala Platinum Holdings Ltd. (a)		111,465	461,982
Imperial Holdings Ltd.		29,678	310,701
Investec Ltd.		43,866	338,318
JSE Ltd.		16,390	189,987
KAP Industrial Holdings Ltd.		98,894	43,767
Kumba Iron Ore Ltd. (a)		10,260	83,369
Liberty Holdings Ltd.		18,482	181,636
Life Healthcare Group Holdings Ltd.		187,948	493,660
Massmart Holdings Ltd.		19,528	167,525
MMI Holdings Ltd.		188,308	313,114
Mondi Ltd.		21,805	418,906
Mr Price Group Ltd.		42,921	545,224
MTN Group Ltd.		323,147	3,382,867
Nampak Ltd.		98,797	169,066
Naspers Ltd. Class N		79,049	10,846,321
Nedbank Group Ltd.		37,421	478,696
Netcare Ltd.		268,474	683,856
Northam Platinum Ltd. (a)		65,062	221,714
Oceana Group Ltd.		5,386	45,535
Omnia Holdings Ltd.		10,189	100,027
Pick 'n Pay Holdings Ltd.		44,791	95,181
Pick 'n Pay Stores Ltd.		41,589	215,815
Pioneer Foods Ltd.		26,791	312,961
Pretoria Portland Cement Co. Ltd.		73,836	77,803
PSG Group Ltd.		18,513	258,475
Redefine Properties Ltd.		787,981	680,303
Remgro Ltd.		88,966	1,597,423
Resilient Property Income Fund Ltd.		48,836	466,224
Reunert Ltd.		26,433	132,840
RMB Holdings Ltd.		123,188	502,695
Royal Bafokeng Holdings (Pty) Ltd. (a)		9,571	29,314
Sanlam Ltd.		323,586	1,568,461
Santam Ltd.		6,289	103,750
Sappi Ltd. (a)		98,472	426,808
Sasol Ltd.		101,756	3,328,455
Shoprite Holdings Ltd.		79,165	952,243
Sibanye Gold Ltd.		132,526	507,268
Spar Group Ltd.		32,876	491,341
Standard Bank Group Ltd.		221,677	1,988,907
Steinhoff International Holdings NV (South Africa)		470,517	2,940,390
Sun International Ltd.		15,826	85,605
Super Group Ltd. (a)		61,877	178,825
Telkom SA Ltd.		54,096	215,392
Tiger Brands Ltd.		29,883	739,242
Tongaat Hulett Ltd.		21,073	174,251
Truworths International Ltd.		78,119	583,399
Tsogo Sun Holdings Ltd.		107,591	201,196
Vodacom Group Ltd.		60,005	697,622
Woolworths Holdings Ltd.		175,086	1,126,754

TOTAL SOUTH AFRICA			52,961,036

Taiwan - 13.4%
Acer, Inc. (a)		540,994	192,596
Advanced Semiconductor Engineering, Inc.		1,139,940	1,095,192
Advantech Co. Ltd.		62,784	443,140
Asia Cement Corp.		436,153	388,181
ASUSTeK Computer, Inc.		129,000	1,132,139
AU Optronics Corp.		1,641,000	468,849
Capital Securities Corp.		153,195	40,358
Catcher Technology Co. Ltd.		136,000	955,701
Cathay Financial Holding Co. Ltd.		1,462,641	1,641,356
Cathay Real Estate Development Co. Ltd.		136,000	60,205
Chang Hwa Commercial Bank		1,014,303	529,084
Cheng Shin Rubber Industry Co. Ltd.		338,937	704,042
Cheng Uei Precision Industries Co. Ltd.		62,109	79,792
Chicony Electronics Co. Ltd.		108,917	261,309
China Airlines Ltd. (a)		517,043	168,864
China Development Finance Holding Corp.		2,611,800	665,422
China Motor Co. Ltd.		123,000	86,054
China Steel Corp.		2,249,204	1,577,082
Chinatrust Financial Holding Co. Ltd.		3,106,913	1,577,357
Chunghwa Telecom Co. Ltd.		702,000	2,368,758
Compal Electronics, Inc.		781,000	459,369
Delta Electronics, Inc.		400,381	1,859,182
E.SUN Financial Holdings Co. Ltd.		1,403,622	777,786
ECLAT Textile Co. Ltd.		36,758	419,321
EPISTAR Corp.		189,000	121,405
Eternal Materials Co. Ltd.		61,160	61,060
EVA Airways Corp. (a)		326,575	161,756
Evergreen Marine Corp. (Taiwan)		305,420	112,513
Far Eastern International Bank		158,356	45,934
Far Eastern Textile Ltd.		740,705	553,757
Far EasTone Telecommunications Co. Ltd.		291,000	655,815
Feng Hsin Iron & Steel Co.		87,000	122,543
Feng Tay Enterprise Co. Ltd.		56,000	240,968
First Financial Holding Co. Ltd.		1,714,201	838,448
Formosa Chemicals & Fibre Corp.		807,760	2,060,472
Formosa Petrochemical Corp.		351,000	996,400
Formosa Plastics Corp.		901,520	2,241,032
Formosa Taffeta Co. Ltd.		184,000	168,604
Foxconn Technology Co. Ltd.		202,988	418,506
Fubon Financial Holding Co. Ltd.		1,335,334	1,622,507
Giant Manufacturing Co. Ltd.		53,000	318,299
Hermes Microvision, Inc.		10,000	308,021
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,535,443	6,051,533
Hotai Motor Co. Ltd.		54,000	533,263
HTC Corp.		135,000	344,364
Hua Nan Financial Holdings Co. Ltd.		1,399,375	677,962
Innolux Corp.		1,797,347	556,403
Inotera Memories, Inc. (a)		431,000	390,933
Inventec Corp.		560,865	370,692
Largan Precision Co. Ltd.		18,000	1,264,898
Lite-On Technology Corp.		395,565	481,246
Macronix International Co. Ltd. (a)		258,101	28,764
MediaTek, Inc.		268,292	1,910,261
Mega Financial Holding Co. Ltd.		2,005,413	1,421,662
Nan Ya Plastics Corp.		1,046,860	2,048,155
Nan Ya Printed Circuit Board Corp.		15,000	14,116
Nanya Technology Corp.		75,586	88,214
Novatek Microelectronics Corp.		105,000	367,303
OBI Pharma, Inc. (a)		22,000	259,140
Oriental Union Chemical Corp.		119,300	76,448
Pegatron Corp.		353,000	746,367
Pou Chen Corp.		483,000	608,553
President Chain Store Corp.		102,000	721,512
President Securities Corp.		55,500	20,961
Quanta Computer, Inc.		483,000	777,513
Realtek Semiconductor Corp.		87,401	244,592
Shin Kong Financial Holding Co. Ltd.		1,482,533	299,692
Siliconware Precision Industries Co. Ltd.		407,000	601,682
Sinopac Holdings Co.		1,766,623	522,828
Synnex Technology International Corp.		250,000	248,042
Taishin Financial Holdings Co. Ltd.		1,586,060	599,013
Taiwan Business Bank		745,703	192,064
Taiwan Cement Corp.		592,000	602,941
Taiwan Cooperative Financial Holding Co. Ltd.		1,521,140	671,029
Taiwan Fertilizer Co. Ltd.		120,000	162,895
Taiwan Glass Industry Corp. (a)		250,475	106,616
Taiwan Mobile Co. Ltd.		308,900	1,018,415
Taiwan Secom Co.		22,390	62,936
Taiwan Semiconductor Manufacturing Co. Ltd.		4,411,000	20,234,398
TECO Electric & Machinery Co. Ltd.		317,000	250,240
Ton Yi Industrial Corp.		108,000	51,822
Transcend Information, Inc.		51,000	143,197
U-Ming Marine Transport Corp.		70,000	56,558
Unified-President Enterprises Corp.		889,983	1,603,474
Unimicron Technology Corp.		213,000	101,874
United Microelectronics Corp.		2,165,000	801,894
Vanguard International Semiconductor Corp.		166,000	254,116
Walsin Lihwa Corp. (a)		289,000	75,598
Wan Hai Lines Ltd.		138,000	75,829
Wistron Corp.		475,017	280,866
Yang Ming Marine Transport Corp. (a)		302,900	79,984
Yuanta Financial Holding Co. Ltd.		2,013,952	663,981
Yuen Foong Yu Paper Manufacturing Co.		96,000	29,867
Yulon Motor Co. Ltd.		169,000	148,581
Yulon Nissan Motor Co. Ltd.		4,000	25,013

TOTAL TAIWAN			78,969,479

Thailand - 2.6%
Advanced Info Service PCL (For. Reg.)		218,200	974,777
Airports of Thailand PCL (For. Reg.)		79,100	887,950
Bangkok Bank PCL (For. Reg.)		91,600	435,441
Bangkok Dusit Medical Services PCL (For. Reg.)		710,900	484,519
Bangkok Life Assurance PCL		77,200	84,562
Banpu PCL:
rights 5/31/16 (a)		79,950	17,858
(For. Reg.)		159,900	58,612
BEC World PCL (For. Reg.)		176,700	131,564
Berli Jucker PCL (For. Reg)		33,600	36,082
Big C Supercenter PCL (For. Reg.)		35,200	252,005
BTS Group Holdings PCL		1,043,100	274,814
Bumrungrad Hospital PCL (For. Reg.)		65,300	379,608
C.P. ALL PCL (For. Reg.)		809,300	1,060,294
Central Pattana PCL (For. Reg.)		250,100	377,800
Charoen Pokphand Foods PCL (For. Reg.)		559,700	381,468
Delta Electronics PCL (For. Reg.)		89,200	183,918
Electricity Generating PCL (For. Reg.)		43,600	221,621
Glow Energy PCL (For. Reg.)		80,300	203,509
Home Product Center PCL (For. Reg.)		697,106	160,702
Indorama Ventures PCL (For. Reg.)		251,800	205,507
Intouch Holdings PCL		67,300	101,663
Intouch Holdings PCL (For. Reg.)		209,700	316,772
IRPC PCL (For. Reg.)		1,739,100	253,992
Kasikornbank PCL (For. Reg.)		215,600	1,031,077
Krung Thai Bank PCL (For. Reg.)		684,170	342,869
Land & House PCL		394,500	95,462
Land & House PCL (For. Reg.)		309,300	74,845
Minor International PCL (For. Reg.)		318,480	339,730
PTT Exploration and Production PCL (For. Reg.)		255,539	550,668
PTT Global Chemical PCL (For. Reg.)		306,939	549,361
PTT PCL (For. Reg.)		156,400	1,361,558
Ratchaburi Electric Generating Holding PCL (For. Reg.)		31,600	45,699
Siam Cement PCL (For. Reg.)		55,050	772,466
Siam City Cement PCL (For. Reg.)		12,400	115,052
Siam Commercial Bank PCL (For. Reg.)		287,200	1,097,973
Thai Airways International PCL (For. Reg.) (a)		107,700	44,721
Thai Oil PCL (For. Reg.)		151,200	285,773
Thai Union Frozen Products PCL (For. Reg.)		399,020	236,532
TMB PCL (For. Reg.)		4,045,700	264,152
Total Access Communication PCL (For. Reg.)		129,100	124,774
True Corp. PCL:
rights 6/22/16 (a)		474,500	0
(For. Reg.)		1,412,319	301,311

TOTAL THAILAND			15,119,061

Turkey - 1.8%
Akbank T.A.S.		379,637	1,166,861
Akcansa Cimento A/S		5,053	26,114
Akfen Holding AS		5,031	19,437
Anadolu Efes Biracilik Ve Malt Sanayii A/S		35,288	277,461
Arcelik A/S		32,278	216,763
Aselsan A/S		26,045	185,796
Aygaz A/S		8,076	33,280
Bim Birlesik Magazalar A/S JSC		41,514	913,961
Coca-Cola Icecek Sanayi A/S		11,716	171,846
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		358,970	386,169
Enka Insaat ve Sanayi A/S		99,278	172,441
Eregli Demir ve Celik Fabrikalari T.A.S.		233,723	390,095
Ford Otomotiv Sanayi A/S		12,836	172,492
Haci Omer Sabanci Holding A/S		150,047	541,628
Koc Holding A/S		116,595	609,644
Koza Altin Isletmeleri A/S		6,430	42,055
Migros Turk Ticaret A/S (a)		4,727	33,028
Pegasus Hava Tasimaciligi A/S (a)		5,398	31,466
Petkim Petrokimya Holding A/S		108,677	159,636
TAV Havalimanlari Holding A/S		25,411	148,125
Tofas Turk Otomobil Fabrikasi A/S		22,831	180,657
Tupras Turkiye Petrol Rafinelleri A/S		22,301	588,609
Turk Hava Yollari AO (a)		99,196	244,622
Turk Sise ve Cam Fabrikalari A/S		115,567	161,496
Turk Telekomunikasyon A/S		88,583	214,018
Turk Traktor ve Ziraat Makinalari A/S		2,878	85,270
Turkcell Iletisim Hizmet A/S		145,622	630,167
Turkiye Garanti Bankasi A/S		390,762	1,202,850
Turkiye Halk Bankasi A/S		118,747	456,230
Turkiye Is Bankasi A/S Series C		263,272	461,996
Turkiye Sinai Kalkinma Bankasi A/S		120,189	75,172
Turkiye Vakiflar Bankasi TAO		193,191	341,088
Ulker Biskuvi Sanayi A/S		28,524	227,132
Yapi ve Kredi Bankasi A/S		158,493	242,441
Yazicilar Holding A/S		5,696	31,391

TOTAL TURKEY			10,841,437

United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank PJSC (a)		337,811	607,028
Agthia Group PJSC		10,269	21,808
Air Arabia PJSC (a)		410,722	138,663
Aldar Properties PJSC (a)		588,977	436,172
Arabtec Holding Co. (a)		436,843	193,867
Damac Properties Dubai Co. PJSC (a)		315,546	221,653
Dana Gas PJSC (a)		554,248	86,014
Deyaar Development PJSC (a)		194,465	34,097
DP World Ltd.		30,242	571,574
Dubai Financial Market PJSC (a)		295,822	123,229
Dubai Investments Ltd. (a)		255,799	151,826
Dubai Islamic Bank Pakistan Ltd. (a)		182,675	291,452
Dubai Parks and Resorts PJSC (a)		479,811	175,052
Emaar Malls Group PJSC (a)		388,604	306,829
Emaar Properties PJSC		643,708	1,191,760
Emirates Telecommunications Corp.		322,569	1,659,875
First Gulf Bank PJSC		210,980	743,878
National Bank of Abu Dhabi PJSC (a)		80,637	194,957
Orascom Construction Ltd. (a)		8,928	48,033
Union National Bank		127,260	123,695
Union Properties Ltd. (a)		124,815	28,545
Waha Capital PJSC (a)		68,701	38,345

TOTAL UNITED ARAB EMIRATES			7,388,352

TOTAL COMMON STOCKS
(Cost $610,244,980)			556,255,551

Nonconvertible Preferred Stocks - 3.8%
Brazil - 3.1%
Banco Bradesco SA (PN)		511,904	3,855,001
Braskem SA (PN-A)		26,400	188,448
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		42,600	158,670
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		25,400	373,772
Companhia de Gas de Sao Paulo		2,200	25,734
Companhia de Transmissao de Energia Eletrica Paulista (PN)		5,599	91,980
Companhia Energetica de Minas Gerais (CEMIG) (PN)		115,495	230,033
Companhia Energetica de Sao Paulo Series B		35,400	148,218
Companhia Paranaense de Energia-Copel (PN-B)		14,200	116,887
Gerdau SA (PN)		162,900	369,920
Itau Unibanco Holding SA		557,774	5,330,823
Itausa-Investimentos Itau SA (PN)		645,324	1,624,920
Lojas Americanas SA (PN)		107,484	500,972
Oi SA (PN) (a)		48,090	14,262
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		777,400	2,312,365
Suzano Papel e Celulose SA		51,200	195,466
Telefonica Brasil SA		71,700	883,103
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)		56,400	40,997
Vale SA (PN-A)		352,800	1,614,617

TOTAL BRAZIL			18,076,188

Chile - 0.1%
Embotelladora Andina SA Class B		42,504	144,173
Sociedad Quimica y Minera de Chile SA (PN-B)		16,275	348,816

TOTAL CHILE			492,989

Colombia - 0.2%
Bancolombia SA (PN)		75,235	715,193
Cementos Argos SA		41,246	154,345
Grupo Aval Acciones y Valores SA		720,525	300,989
Grupo de Inversiones Suramerica SA		18,338	244,619

TOTAL COLOMBIA			1,415,146

Korea (South) - 0.1%
AMOREPACIFIC Corp.		1,068	212,076
Hyundai Motor Co.		2,841	241,529

TOTAL KOREA (SOUTH)			453,605

Russia - 0.3%
AK Transneft OAO (a)		284	877,792
Bashneft OJSC (a)		3,300	94,762
Surgutneftegas OJSC (a)		1,301,126	843,537

TOTAL RUSSIA			1,816,091

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $31,759,797)			22,254,019
		Principal Amount(d)

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	50,934

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.41% 7/21/16 (Cost $1,998,173)(e)		2,000,000	1,999,140
		Shares

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.38% (f)		3,726,731	3,726,731
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)		2,321,075	2,321,075
TOTAL MONEY MARKET FUNDS
(Cost $6,047,806)			6,047,806
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $650,103,665)			586,607,450
NET OTHER ASSETS (LIABILITIES) - 0.7%			4,111,202
NET ASSETS - 100%			$590,718,652

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
291 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	12,198,720	$245,881

The face value of futures purchased as a percentage of Net Assets is 2.1%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $12,146,458.

Currency Abbreviations

INR – Indian rupee

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $193,854 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $534,770.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,054
Fidelity Securities Lending Cash Central Fund	92,695
Total	$106,749

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$49,720,358	$41,287,324	$8,433,034	$--
Consumer Staples	47,136,883	44,438,380	2,698,503	--
Energy	56,583,073	40,137,027	16,446,046	--
Financials	177,063,620	111,856,944	64,109,131	1,097,545
Health Care	16,265,864	11,521,554	4,744,310	--
Industrials	39,993,807	26,010,303	13,838,798	144,706
Information Technology	83,162,275	29,924,571	53,237,702	2
Materials	43,843,757	37,645,835	6,028,860	169,062
Telecommunication Services	43,635,948	21,970,163	21,665,785	--
Utilities	21,103,985	15,344,816	5,759,169	--
Corporate Bonds	50,934	--	50,934	--
Government Obligations	1,999,140	--	1,999,140	--
Money Market Funds	6,047,806	6,047,806	--	--
Total Investments in Securities:	$586,607,450	$386,184,723	$199,011,412	$1,411,315
Derivative Instruments:
Assets
Futures Contracts	$245,881	$245,881	$--	$--
Total Assets	$245,881	$245,881	$--	$--
Total Derivative Instruments:	$245,881	$245,881	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$109,896,020

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$245,881	$0
Total Equity Risk	245,881	0
Total Value of Derivatives	$245,881	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Spartan® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,107,328) — See accompanying schedule: Unaffiliated issuers (cost $644,055,859)	$580,559,644
Fidelity Central Funds (cost $6,047,806)	6,047,806
Total Investments (cost $650,103,665)		$586,607,450
Foreign currency held at value (cost $7,621,863)		7,655,289
Receivable for investments sold		2,576,585
Receivable for fund shares sold		937,743
Dividends receivable		557,985
Interest receivable		34
Distributions receivable from Fidelity Central Funds		12,930
Receivable from investment adviser for expense reductions		73,284
Other receivables		1,119
Total assets		598,422,419
Liabilities
Payable for investments purchased	$3,532,931
Payable for fund shares redeemed	1,080,671
Accrued management fee	121,701
Payable for daily variation margin for derivative instruments	42,237
Other affiliated payables	46,529
Other payables and accrued expenses	558,623
Collateral on securities loaned, at value	2,321,075
Total liabilities		7,703,767
Net Assets		$590,718,652
Net Assets consist of:
Paid in capital		$670,937,705
Undistributed net investment income		2,467,314
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,911,921)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(63,774,446)
Net Assets		$590,718,652
Investor Class:
Net Asset Value, offering price and redemption price per share ($26,363,238 ÷ 3,190,520 shares)		$8.26
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($485,929,085 ÷ 58,791,077 shares)		$8.27
Institutional Class:
Net Asset Value, offering price and redemption price per share ($78,201,606 ÷ 9,451,467 shares)		$8.27
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($224,723 ÷ 27,167 shares)		$8.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$4,282,007
Interest		6,740
Income from Fidelity Central Funds		106,749
Income before foreign taxes withheld		4,395,496
Less foreign taxes withheld		(363,452)
Total income		4,032,044
Expenses
Management fee	$650,113
Transfer agent fees	251,147
Independent trustees' compensation	1,129
Miscellaneous	445
Total expenses before reductions	902,834
Expense reductions	(390,641)	512,193
Net investment income (loss)		3,519,851
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,183,479)
Foreign currency transactions	(12,188)
Futures contracts	591,694
Total net realized gain (loss)		(1,603,973)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $90,739)	8,543,918
Assets and liabilities in foreign currencies	65,281
Futures contracts	(322,816)
Total change in net unrealized appreciation (depreciation)		8,286,383
Net gain (loss)		6,682,410
Net increase (decrease) in net assets resulting from operations		$10,202,261

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,519,851	$12,413,298
Net realized gain (loss)	(1,603,973)	(5,129,520)
Change in net unrealized appreciation (depreciation)	8,286,383	(89,144,537)
Net increase (decrease) in net assets resulting from operations	10,202,261	(81,860,759)
Distributions to shareholders from net investment income	(11,347,194)	(6,840,222)
Share transactions - net increase (decrease)	74,903,947	243,665,786
Redemption fees	56,455	96,041
Total increase (decrease) in net assets	73,815,469	155,060,846
Net Assets
Beginning of period	516,903,183	361,842,337
End of period (including undistributed net investment income of $2,467,314 and undistributed net investment income of $10,294,657, respectively)	$590,718,652	$516,903,183

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Emerging Markets Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$8.41	$10.16	$10.04	$9.76	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.24	.25	.26	.27	.02
Net realized and unrealized gain (loss)	(.03)C	(1.82)	.06	.19	(.06)	(.48)
Total from investment operations	.02	(1.58)	.31	.45	.21	(.46)
Distributions from net investment income	(.17)	(.17)	(.19)	(.12)	–	–
Distributions from net realized gain	–	–	–	(.06)	(.03)	–
Total distributions	(.17)	(.17)	(.19)	(.19)D	(.03)	–
Redemption fees added to paid in capitalB	–E	–E	–E	.02	.04	–E
Net asset value, end of period	$8.26	$8.41	$10.16	$10.04	$9.76	$9.54
Total ReturnF,G	.51%	(15.68)%	3.18%	4.78%	2.68%	(4.60)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.46%J	.46%	.46%	.46%	.46%	.46%J
Expenses net of fee waivers, if any	.31%J	.31%	.31%	.32%	.33%	.33%J
Expenses net of all reductions	.31%J	.31%	.31%	.32%	.33%	.33%J
Net investment income (loss)	1.24%J	2.55%	2.50%	2.56%	2.80%	1.76%J
Supplemental Data
Net assets, end of period (000 omitted)	$26,363	$23,983	$16,792	$10,259	$44,554	$14,188
Portfolio turnover rateK	3%J	1%	8%	33%	62%	- %L,M

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount represents less than 1%.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Emerging Markets Index Fund Fidelity Advantage Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$8.42	$10.17	$10.05	$9.77	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.25	.26	.26	.28	.02
Net realized and unrealized gain (loss)	(.02)C	(1.82)	.06	.21	(.06)	(.48)
Total from investment operations	.03	(1.57)	.32	.47	.22	(.46)
Distributions from net investment income	(.18)	(.18)	(.20)	(.14)	–	–
Distributions from net realized gain	–	–	–	(.06)	(.03)	–
Total distributions	(.18)	(.18)	(.20)	(.20)	(.03)	–
Redemption fees added to paid in capitalB	–D	–D	–D	.01	.04	–D
Net asset value, end of period	$8.27	$8.42	$10.17	$10.05	$9.77	$9.54
Total ReturnE,F	.63%	(15.57)%	3.30%	4.93%	2.78%	(4.60)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%I	.35%	.35%	.35%	.35%	.35%I
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.22%	.22%I
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.22%	.22%I
Net investment income (loss)	1.35%I	2.66%	2.61%	2.68%	2.91%	1.87%I
Supplemental Data
Net assets, end of period (000 omitted)	$485,929	$443,052	$323,342	$210,071	$51,728	$10,517
Portfolio turnover rateJ	3%I	1%	8%	33%	62%	- %K,L

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Emerging Markets Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$10.18	$10.06	$9.79	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.25	.26	.27	.28	.03
Net realized and unrealized gain (loss)	(.02)C	(1.81)	.06	.20	(.04)	(.49)
Total from investment operations	.03	(1.56)	.32	.47	.24	(.46)
Distributions from net investment income	(.19)	(.19)	(.20)	(.15)	–	–
Distributions from net realized gain	–	–	–	(.06)	(.03)	–
Total distributions	(.19)	(.19)	(.20)	(.21)	(.03)	–
Redemption fees added to paid in capitalB	–D	–D	–D	.01	.04	–D
Net asset value, end of period	$8.27	$8.43	$10.18	$10.06	$9.79	$9.54
Total ReturnE,F	.58%	(15.49)%	3.37%	4.91%	2.99%	(4.60)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.28%I	.28%	.28%	.28%	.28%	.28%I
Expenses net of fee waivers, if any	.13%I	.13%	.13%	.13%	.15%	.15%I
Expenses net of all reductions	.13%I	.13%	.13%	.13%	.15%	.15%I
Net investment income (loss)	1.42%I	2.73%	2.68%	2.74%	2.99%	1.93%I
Supplemental Data
Net assets, end of period (000 omitted)	$78,202	$49,626	$21,598	$474	$517	$4,771
Portfolio turnover rateJ	3%I	1%	8%	33%	62%	- %K,L

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Emerging Markets Index Fund Fidelity Advantage Institutional Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$10.18	$10.06	$9.79	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.26	.27	.26	.28	.03
Net realized and unrealized gain (loss)	(.03)C	(1.82)	.06	.21	(.04)	(.49)
Total from investment operations	.03	(1.56)	.33	.47	.24	(.46)
Distributions from net investment income	(.19)	(.19)	(.21)	(.15)	–	–
Distributions from net realized gain	–	–	–	(.06)	(.03)	–
Total distributions	(.19)	(.19)	(.21)	(.21)	(.03)	–
Redemption fees added to paid in capitalB	–D	–D	–D	.01	.04	–D
Net asset value, end of period	$8.27	$8.43	$10.18	$10.06	$9.79	$9.54
Total ReturnE,F	.61%	(15.46)%	3.40%	4.95%	2.99%	(4.60)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.24%	.25%	.25%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.12%	.12%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.12%	.12%I
Net investment income (loss)	1.45%I	2.76%	2.71%	2.78%	3.02%	1.96%I
Supplemental Data
Net assets, end of period (000 omitted)	$225	$243	$111	$7,372	$80	$4,771
Portfolio turnover rateJ	3%I	1%	8%	33%	62%	- %K,L

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Spartan® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.4	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0	1.1
Novartis AG (Switzerland, Pharmaceuticals)	1.0	1.2
Toyota Motor Corp. (Japan, Automobiles)	0.8	1.0
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.7	0.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.7	0.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.7	0.6
Total SA (France, Oil, Gas & Consumable Fuels)	0.6	0.6
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.6	0.6
	8.3

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	27.1
Consumer Discretionary	11.5	11.5
Industrials	11.0	10.5
Consumer Staples	10.3	9.9
Health Care	8.7	9.2
Information Technology	8.2	7.9
Materials	6.4	6.2
Energy	6.4	6.1
Telecommunication Services	4.8	5.2
Utilities	3.4	3.8

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	15.4%
United Kingdom	12.7%
Canada	6.9%
France	6.6%
Switzerland	6.3%
Germany	6.3%
Australia	4.9%
Korea (South)	3.3%
United States of America*	3.1%
Other	34.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Japan	16.4%
United Kingdom	13.6%
France	6.9%
Switzerland	6.7%
Germany	6.5%
Canada	6.3%
Australia	4.5%
Korea (South)	3.3%
Hong Kong	2.7%
Other*	33.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Spartan® Global ex U.S. Index Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
		Shares	Value
Australia - 4.9%
AGL Energy Ltd.		52,017	$723,390
Alumina Ltd.		191,722	217,935
Amcor Ltd. (a)		88,962	1,041,691
AMP Ltd.		225,300	1,007,284
APA Group unit		83,683	556,748
Aristocrat Leisure Ltd.		42,670	324,441
Asciano Ltd.		69,577	467,132
ASX Ltd.		14,747	490,339
Aurizon Holdings Ltd.		162,381	527,202
Australia & New Zealand Banking Group Ltd.		222,709	4,082,242
Bank of Queensland Ltd.		28,391	242,855
Bendigo & Adelaide Bank Ltd.		34,009	241,003
BHP Billiton Ltd.		246,705	3,852,781
Boral Ltd.		56,386	276,103
Brambles Ltd.		120,544	1,143,862
Caltex Australia Ltd.		21,062	520,471
Challenger Ltd.		43,035	293,186
Cimic Group Ltd.		7,717	210,002
Coca-Cola Amatil Ltd.		43,066	281,609
Cochlear Ltd.		4,455	365,936
Commonwealth Bank of Australia		130,649	7,340,156
Computershare Ltd.		35,491	272,824
Crown Ltd.		28,850	259,065
CSL Ltd.		35,653	2,851,299
DEXUS Property Group unit		75,177	481,294
DUET Group		172,707	295,465
Flight Centre Travel Group Ltd.		4,211	125,864
Fortescue Metals Group Ltd.		116,750	302,709
Goodman Group unit		136,121	713,112
Harvey Norman Holdings Ltd.		40,156	136,786
Healthscope Ltd.		129,940	268,736
Iluka Resources Ltd.		30,631	149,757
Incitec Pivot Ltd.		133,097	325,865
Insurance Australia Group Ltd.		186,868	819,831
Lendlease Group unit		42,893	414,194
Macquarie Group Ltd.		23,466	1,132,991
Medibank Private Ltd.		212,902	508,303
Mirvac Group unit		287,701	409,069
National Australia Bank Ltd.		201,078	4,125,324
Newcrest Mining Ltd. (a)		58,945	850,213
Orica Ltd.		29,215	339,868
Origin Energy Ltd.		134,627	561,976
Platinum Asset Management Ltd.		17,593	81,064
Qantas Airways Ltd.		52,337	128,138
QBE Insurance Group Ltd.		104,990	890,095
Ramsay Health Care Ltd.		10,958	541,158
realestate.com.au Ltd.		3,967	153,590
Rio Tinto Ltd.		32,734	1,283,043
Santos Ltd.		130,783	477,316
Scentre Group unit		406,390	1,449,204
SEEK Ltd.		24,511	305,087
Sonic Healthcare Ltd.		29,907	438,868
South32 Ltd. (a)		402,276	507,745
SP AusNet		133,655	155,994
Stockland Corp. Ltd. unit		179,374	596,011
Suncorp Group Ltd.		98,430	935,516
Sydney Airport unit		84,451	437,286
Tabcorp Holdings Ltd.		61,344	206,628
Tatts Group Ltd.		110,310	316,206
Telstra Corp. Ltd.		324,666	1,318,262
The GPT Group unit		139,196	532,364
TPG Telecom Ltd.		21,252	173,062
Transurban Group unit		154,314	1,358,712
Treasury Wine Estates Ltd.		55,351	392,243
Vicinity Centers unit		260,750	658,227
Vocus Communications Ltd.		34,669	227,492
Wesfarmers Ltd.		86,056	2,798,556
Westfield Corp. unit (a)		150,925	1,159,034
Westpac Banking Corp.		254,457	5,973,012
Woodside Petroleum Ltd.		56,802	1,223,988
Woolworths Ltd.		97,085	1,632,129

TOTAL AUSTRALIA			65,900,943

Austria - 0.1%
Andritz AG		6,132	343,419
Erste Group Bank AG		21,690	623,884
OMV AG		11,055	331,780
Raiffeisen International Bank-Holding AG (a)		8,981	143,509
Voestalpine AG		8,499	306,356

TOTAL AUSTRIA			1,748,948

Bailiwick of Jersey - 0.8%
Experian PLC		74,196	1,356,228
Glencore Xstrata PLC		939,959	2,237,303
Petrofac Ltd.		19,447	240,107
Randgold Resources Ltd.		7,031	702,314
Shire PLC		45,496	2,839,041
Wolseley PLC		19,658	1,101,085
WPP PLC		99,145	2,316,284

TOTAL BAILIWICK OF JERSEY			10,792,362

Belgium - 1.0%
Ageas		15,575	610,998
Anheuser-Busch InBev SA NV		61,653	7,631,402
Belgacom SA		11,905	400,435
Colruyt NV		5,521	317,861
Delhaize Group SA		7,973	837,840
Groupe Bruxelles Lambert SA		6,217	549,071
KBC Groep NV		19,238	1,080,056
Solvay SA Class A		5,609	566,857
Telenet Group Holding NV (a)		4,081	202,806
UCB SA		9,764	730,631
Umicore SA		7,248	361,228

TOTAL BELGIUM			13,289,185

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)		182,000	122,789
Alibaba Pictures Group Ltd. (a)		820,000	191,567
Beijing Enterprises Water Group Ltd.		322,000	192,052
Brilliance China Automotive Holdings Ltd.		240,000	236,723
Cheung Kong Infrastructure Holdings Ltd.		50,000	471,871
China Gas Holdings Ltd.		130,000	187,685
China Resource Gas Group Ltd.		66,000	186,769
Cosco Pacific Ltd.		130,707	138,997
Credicorp Ltd. (United States)		5,228	760,256
First Pacific Co. Ltd.		184,852	117,059
GOME Electrical Appliances Holdings Ltd.		881,104	113,004
Haier Electronics Group Co. Ltd.		93,000	156,196
Hanergy Thin Film Power Group Ltd. (a)		576,000	1
Hongkong Land Holdings Ltd.		44,736	284,074
Jardine Matheson Holdings Ltd.		18,876	1,043,843
Kerry Properties Ltd.		48,500	131,794
Kunlun Energy Co. Ltd.		260,000	225,706
Li & Fung Ltd.		468,000	289,439
Luye Pharma Group Ltd. (a)		97,500	67,657
Nine Dragons Paper (Holdings) Ltd.		121,000	86,700
Noble Group Ltd. (a)		352,331	120,513
NWS Holdings Ltd.		111,203	168,911
Shangri-La Asia Ltd.		94,000	114,835
Yue Yuen Industrial (Holdings) Ltd.		55,500	202,154

TOTAL BERMUDA			5,610,595

Brazil - 1.0%
Ambev SA		362,600	2,044,287
B2W Companhia Global do Varejo (a)		8,900	35,453
Banco Bradesco SA		63,624	519,648
Banco do Brasil SA		67,200	432,010
Banco Santander SA (Brasil) unit		34,900	188,339
BB Seguridade Participacoes SA		54,300	473,650
BM&F BOVESPA SA		134,400	671,365
BR Malls Participacoes SA		33,000	162,445
Brasil Foods SA		50,800	726,717
CCR SA		67,900	319,437
Cetip SA - Mercados Organizado		16,504	202,602
Cielo SA		79,043	769,918
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		25,200	193,438
Companhia Siderurgica Nacional SA (CSN) (a)		45,900	175,366
Cosan SA Industria e Comercio		8,800	81,469
CPFL Energia SA		14,909	86,049
Drogasil SA		17,200	275,260
Duratex SA (a)		705	1,605
Duratex SA		23,944	54,512
Embraer SA		50,700	303,234
Energias do Brasil SA		17,500	65,130
Equatorial Energia SA		14,800	183,061
Estacio Participacoes SA		21,300	73,513
Fibria Celulose SA		18,400	162,533
Hypermarcas SA		25,800	227,600
JBS SA		53,100	139,572
Klabin SA unit		41,300	209,307
Kroton Educacional SA		108,752	404,747
Localiza Rent A Car SA		10,680	102,476
Lojas Americanas SA		12,750	41,039
Lojas Renner SA		49,000	295,916
M. Dias Branco SA		2,500	58,007
Multiplan Empreendimentos Imobiliarios SA		6,100	104,556
Natura Cosmeticos SA		12,900	95,646
Odontoprev SA		19,900	60,523
Petroleo Brasileiro SA - Petrobras (ON) (a)		229,400	885,117
Porto Seguro SA		8,500	68,460
Qualicorp SA		16,200	70,184
Rumo Logistica Operadora Multimodal SA (a)		60,000	74,667
Sul America SA unit		13,153	64,058
Terna Participacoes SA unit		6,900	39,242
TIM Participacoes SA		63,000	139,949
Totvs SA		9,400	77,075
Tractebel Energia SA		12,000	133,110
Ultrapar Participacoes SA		28,300	595,911
Vale SA		100,700	576,516
Weg SA		41,400	182,729

TOTAL BRAZIL			12,847,448

Canada - 6.7%
Agnico Eagle Mines Ltd. (Canada)		16,810	794,613
Agrium, Inc.		10,132	873,095
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		32,199	1,411,449
AltaGas Ltd.		11,020	267,881
ARC Resources Ltd.		26,476	446,718
ATCO Ltd. Class I (non-vtg.)		5,835	190,578
Bank of Montreal		49,074	3,197,026
Bank of Nova Scotia		92,249	4,837,797
Barrick Gold Corp.		89,554	1,733,695
BCE, Inc.		11,151	522,934
BlackBerry Ltd. (a)		37,518	264,931
Bombardier, Inc. Class B (sub. vtg.) (a)		150,968	227,409
Brookfield Asset Management, Inc. Class A		67,947	2,296,129
CAE, Inc.		20,454	241,920
Cameco Corp.		31,143	389,691
Canadian Imperial Bank of Commerce		30,404	2,455,680
Canadian National Railway Co.		60,875	3,748,468
Canadian Natural Resources Ltd.		84,039	2,523,782
Canadian Pacific Railway Ltd.		11,145	1,608,017
Canadian Tire Ltd. Class A (non-vtg.)		5,560	605,631
Canadian Utilities Ltd. Class A (non-vtg.)		9,342	268,712
CCL Industries, Inc. Class B		2,078	380,506
Cenovus Energy, Inc.		64,117	1,016,408
CGI Group, Inc. Class A (sub. vtg.) (a)		16,968	775,170
CI Financial Corp.		18,430	408,054
Constellation Software, Inc.		1,484	579,951
Crescent Point Energy Corp.		38,896	655,345
Dollarama, Inc.		9,223	664,950
Eldorado Gold Corp.		55,126	232,419
Element Financial Corp.		28,918	324,512
Empire Co. Ltd. Class A (non-vtg.)		12,484	207,453
Enbridge, Inc.		70,334	2,921,661
Encana Corp.		63,899	488,906
Fairfax Financial Holdings Ltd. (sub. vtg.)		1,692	906,886
Finning International, Inc.		12,991	230,891
First Capital Realty, Inc.		8,149	131,909
First Quantum Minerals Ltd.		51,952	442,629
Fortis, Inc.		21,732	689,355
Franco-Nevada Corp.		13,922	977,547
George Weston Ltd.		3,850	334,094
Gildan Activewear, Inc.		17,479	542,884
Goldcorp, Inc.		63,905	1,287,573
Great-West Lifeco, Inc.		23,016	677,254
H&R REIT/H&R Finance Trust		9,976	174,284
Husky Energy, Inc.		26,465	333,475
IGM Financial, Inc.		7,450	234,538
Imperial Oil Ltd.		22,782	755,526
Industrial Alliance Insurance and Financial Services, Inc.		7,702	255,976
Intact Financial Corp.		10,098	747,270
Inter Pipeline Ltd.		25,987	555,696
Jean Coutu Group, Inc. Class A (sub. vtg.)		6,056	92,093
Keyera Corp.		13,352	430,027
Kinross Gold Corp. (a)		93,255	531,420
Linamar Corp.		3,759	162,769
Loblaw Companies Ltd.		17,433	961,893
Magna International, Inc. Class A (sub. vtg.)		31,097	1,306,138
Manulife Financial Corp.		151,543	2,234,435
Methanex Corp.		6,836	239,072
Metro, Inc. Class A (sub. vtg.)		18,555	620,965
National Bank of Canada		26,485	946,511
Onex Corp. (sub. vtg.)		6,629	411,202
Open Text Corp.		9,177	513,815
Pembina Pipeline Corp.		28,738	863,262
Peyto Exploration & Development Corp.		11,390	290,764
Potash Corp. of Saskatchewan, Inc.		64,323	1,138,097
Power Corp. of Canada (sub. vtg.)		28,788	699,567
Power Financial Corp.		19,318	507,931
PrairieSky Royalty Ltd.		13,763	289,805
Progressive Waste Solution Ltd. (Canada)		7,915	254,728
Restaurant Brands International, Inc.		15,399	664,831
Restaurant Brands International, Inc.		304	13,151
RioCan (REIT)		11,915	259,059
Rogers Communications, Inc. Class B (non-vtg.)		27,753	1,079,419
Royal Bank of Canada		113,814	7,068,133
Saputo, Inc.		19,792	622,296
Seven Generations Energy Ltd. (a)		12,499	220,155
Shaw Communications, Inc. Class B		30,793	569,868
Silver Wheaton Corp.		33,748	707,129
Smart (REIT)		4,677	125,545
SNC-Lavalin Group, Inc.		11,239	422,885
Sun Life Financial, Inc.		46,871	1,598,851
Suncor Energy, Inc.		121,365	3,562,503
Teck Resources Ltd. Class B (sub. vtg.)		44,422	543,813
TELUS Corp.		15,327	485,939
The Toronto-Dominion Bank		141,876	6,315,274
Thomson Reuters Corp.		26,504	1,090,832
Tourmaline Oil Corp. (a)		14,148	326,328
TransCanada Corp.		54,376	2,257,902
Turquoise Hill Resources Ltd. (a)		77,242	230,858
Valeant Pharmaceuticals International, Inc. (Canada) (a)		24,897	830,564
Veresen, Inc.		24,119	174,544
Vermilion Energy, Inc.		8,394	288,675
West Fraser Timber Co. Ltd.		5,204	171,462
Yamana Gold, Inc.		72,284	358,338

TOTAL CANADA			89,322,126

Cayman Islands - 2.0%
58.com, Inc. ADR (a)		2,739	149,686
AAC Technology Holdings, Inc.		58,000	402,576
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		37,988	2,922,797
Anta Sports Products Ltd.		74,000	188,495
ASM Pacific Technology Ltd.		18,300	131,872
Baidu.com, Inc. sponsored ADR (a)		10,390	2,018,777
Belle International Holdings Ltd.		344,000	209,791
Car, Inc. (a)		61,000	69,252
Casetek Holdings		10,000	45,042
Chailease Holding Co. Ltd.		75,816	127,209
Cheung Kong Property Holdings Ltd.		207,716	1,418,595
China Conch Venture Holdings Ltd.		103,500	209,415
China Huishan Dairy Holdings Co. Ltd.		305,000	113,862
China Medical System Holdings Ltd.		97,000	125,877
China Mengniu Dairy Co. Ltd.		215,000	363,591
China Resources Land Ltd.		214,634	527,289
China State Construction International Holdings Ltd.		136,000	211,848
CK Hutchison Holdings Ltd.		206,716	2,473,072
Country Garden Holdings Co. Ltd.		423,644	167,158
Ctrip.com International Ltd. ADR (a)(b)		10,176	443,775
ENN Energy Holdings Ltd.		58,000	282,903
Evergrande Real Estate Group Ltd.		312,000	230,548
GCL-Poly Energy Holdings Ltd. (b)		973,000	145,000
Geely Automobile Holdings Ltd.		405,000	201,322
Haitian International Holdings Ltd.		46,000	78,483
Hengan International Group Co. Ltd.		56,500	506,230
JD.com, Inc. sponsored ADR (a)		13,476	344,447
Kingsoft Corp. Ltd.		64,000	146,944
Longfor Properties Co. Ltd.		109,500	153,619
Melco Crown Entertainment Ltd. sponsored ADR		6,948	102,830
MGM China Holdings Ltd.		74,400	104,239
NetEase, Inc. sponsored ADR		3,079	433,215
New Oriental Education & Technology Group, Inc. sponsored ADR		4,951	193,881
Qihoo 360 Technology Co. Ltd. ADR (a)		3,718	282,345
Qunar Cayman Islands Ltd. sponsored ADR (a)		2,128	86,844
Sands China Ltd.		188,400	671,213
Semiconductor Manufacturing International Corp. (a)		2,037,000	167,458
Shenzhou International Group Holdings Ltd.		42,000	217,120
Shimao Property Holdings Ltd.		104,000	143,537
Shui On Land Ltd.		275,003	71,767
Sino Biopharmaceutical Ltd.		356,000	252,263
SOHO China Ltd.		156,000	78,431
SouFun Holdings Ltd. ADR		9,211	52,411
Sunac China Holdings Ltd.		140,000	89,507
TAL Education Group ADR (a)		1,554	89,914
Tencent Holdings Ltd.		396,600	8,070,142
Tingyi (Cayman Islands) Holding Corp.		146,000	170,078
Vipshop Holdings Ltd. ADR (a)		14,828	202,254
Want Want China Holdings Ltd. (b)		455,000	348,984
WH Group Ltd.		464,000	374,785
Wynn Macau Ltd.		118,800	168,917
YY, Inc. ADR (a)		1,095	68,788
Zhen Ding Technology Holding Ltd.		29,302	61,592

TOTAL CAYMAN ISLANDS			26,911,990

Chile - 0.3%
AES Gener SA		185,195	94,182
Aguas Andinas SA		204,654	118,795
Banco de Chile		1,804,808	197,097
Banco de Credito e Inversiones		3,065	131,892
Banco Santander Chile		4,930,541	238,738
Cencosud SA		95,250	256,638
Colbun SA		690,344	187,561
Compania Cervecerias Unidas SA		11,011	123,606
Compania de Petroleos de Chile SA (COPEC)		34,519	344,837
CorpBanca SA		11,690,009	106,394
Empresa Nacional de Electricidad SA		243,202	226,389
Empresa Nacional de Telecomunicaciones SA (ENTEL)		8,886	77,996
Empresas CMPC SA		101,743	230,074
Endesa Americas SA		243,202	114,843
Enersis Chile SA		1,461,202	178,261
Enersis SA		1,461,202	251,955
LATAM Airlines Group SA (a)		22,271	158,677
S.A.C.I. Falabella		37,507	284,143
Sonda SA		36,484	72,606

TOTAL CHILE			3,394,684

China - 2.2%
Agricultural Bank of China Ltd. (H Shares)		1,793,000	647,117
Air China Ltd. (H Shares)		136,000	102,963
Aluminum Corp. of China Ltd. (H Shares) (a)		284,000	94,956
Anhui Conch Cement Co. Ltd. (H Shares)		95,000	250,332
AviChina Industry & Technology Co. Ltd. (H Shares)		181,000	126,164
Bank Communications Co. Ltd. (H Shares)		665,000	419,128
Bank of China Ltd. (H Shares)		6,091,000	2,466,213
Beijing Capital International Airport Co. Ltd. (H Shares)		110,000	118,019
BYD Co. Ltd. (H Shares) (a)(b)		51,000	298,253
CGN Power Co. Ltd.		688,000	219,539
China Cinda Asset Management Co. Ltd. (H Shares)		689,000	225,623
China CITIC Bank Corp. Ltd. (H Shares)		639,000	400,750
China Coal Energy Co. Ltd. (H Shares)		195,000	92,328
China Communications Construction Co. Ltd. (H Shares)		345,000	414,116
China Communications Services Corp. Ltd. (H Shares)		174,000	82,127
China Construction Bank Corp. (H Shares)		6,457,000	4,101,015
China Cosco Holdings Co. Ltd. (H Shares) (a)		190,000	74,186
China Everbright Bank Co. Ltd. (H Shares)		255,000	115,630
China Galaxy Securities Co. Ltd. (H Shares)		267,000	234,183
China International Marine Containers (Group) Ltd. (H Shares)		36,600	57,116
China Life Insurance Co. Ltd. (H Shares)		574,000	1,322,242
China Longyuan Power Grid Corp. Ltd. (H Shares)		236,000	163,276
China Merchants Bank Co. Ltd. (H Shares)		354,751	777,127
China Minsheng Banking Corp. Ltd. (H Shares)		458,500	430,666
China National Building Materials Co. Ltd. (H Shares)		212,000	109,301
China Oilfield Services Ltd. (H Shares)		134,000	116,245
China Pacific Insurance (Group) Co. Ltd. (H Shares)		204,800	718,120
China Petroleum & Chemical Corp. (H Shares)		1,958,000	1,379,773
China Railway Construction Corp. Ltd. (H Shares)		147,000	186,880
China Railway Group Ltd. (H Shares)		321,000	254,081
China Shenhua Energy Co. Ltd. (H Shares)		257,500	433,589
China Shipping Container Lines Co. Ltd. (H Shares) (a)		274,000	62,550
China Southern Airlines Ltd. (H Shares)		134,000	84,024
China Telecom Corp. Ltd. (H Shares)		1,050,000	519,820
China Vanke Co. Ltd. (H Shares)		97,800	244,111
Chongqing Changan Automobile Co. Ltd. (B Shares)		64,500	111,590
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		187,000	98,283
CITIC Securities Co. Ltd. (H Shares)		164,500	361,535
CRRC Corp. Ltd. (H Shares)		331,950	322,161
Dalian Wanda Commercial Properties Co., Ltd.		43,900	290,048
Datang International Power Generation Co. Ltd. (H Shares)		206,000	58,523
Dongfeng Motor Group Co. Ltd. (H Shares)		218,000	238,228
GF Securities Co. Ltd. (a)		109,200	247,837
Great Wall Motor Co. Ltd. (H Shares)		253,500	190,705
Guangzhou Automobile Group Co. Ltd. (H Shares)		172,000	199,876
Guangzhou R&F Properties Co. Ltd. (H Shares)		76,400	106,541
Haitong Securities Co. Ltd. (H Shares)		246,000	406,544
Huadian Power International Corp. Ltd. (H Shares)		118,000	60,507
Huaneng Power International, Inc. (H Shares)		330,000	235,376
Huaneng Renewables Corp. Ltd. (H Shares)		296,000	87,345
Huatai Securities Co. Ltd. (a)		116,800	246,376
Industrial & Commercial Bank of China Ltd. (H Shares)		5,653,000	3,026,621
Jiangsu Expressway Co. Ltd. (H Shares)		90,000	118,276
Jiangxi Copper Co. Ltd. (H Shares)		94,000	114,766
New China Life Insurance Co. Ltd. (H Shares)		57,700	188,096
People's Insurance Co. of China Group (H Shares)		494,000	198,670
PetroChina Co. Ltd. (H Shares)		1,618,000	1,183,778
PICC Property & Casualty Co. Ltd. (H Shares)		303,289	551,706
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		400,500	1,879,580
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		140,000	84,046
Shanghai Electric Group Co. Ltd. (H Shares)		210,000	87,783
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H		29,000	78,639
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		24,800	82,733
Shanghai Pharma Holding Co. Ltd. (H Shares)		51,400	108,946
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		92,500	85,796
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		281,000	137,837
Sinopharm Group Co. Ltd. (H Shares)		93,200	398,359
Sinotrans Ltd. (H Shares)		136,000	62,857
TravelSky Technology Ltd. (H Shares)		70,000	130,083
Tsingtao Brewery Co. Ltd. (H Shares)		28,000	105,679
Weichai Power Co. Ltd. (H Shares)		75,800	91,024
Yanzhou Coal Mining Co. Ltd. (H Shares)		138,000	78,377
Zhejiang Expressway Co. Ltd. (H Shares)		114,000	116,326
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		42,000	238,969
Zijin Mining Group Co. Ltd. (H Shares)		416,000	138,786
ZTE Corp. (H Shares)		57,280	89,116

TOTAL CHINA			29,979,887

Colombia - 0.1%
Cementos Argos SA		29,968	121,821
Corporacion Financiera Colombiana SA		6,427	87,041
Ecopetrol SA		363,296	180,456
Grupo de Inversiones Suramerica SA		17,972	242,891
Interconexion Electrica SA ESP		28,898	88,256
Inversiones Argos SA		21,545	142,187

TOTAL COLOMBIA			862,652

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		12,184	238,015
Komercni Banka A/S		1,143	235,142
Telefonica Czech Rep A/S		4,467	45,390

TOTAL CZECH REPUBLIC			518,547

Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A		293	398,949
Series B		532	748,794
Carlsberg A/S Series B		8,262	804,629
Christian Hansen Holding A/S		7,456	464,014
Coloplast A/S Series B		8,666	649,218
Danske Bank A/S		53,992	1,526,798
DSV de Sammensluttede Vognmaend A/S		14,900	626,975
Genmab A/S (a)		4,152	615,163
ISS Holdings A/S		11,518	437,350
Novo Nordisk A/S Series B		150,274	8,390,458
Novozymes A/S Series B		17,955	860,499
Pandora A/S		8,415	1,092,706
TDC A/S		64,297	329,018
Tryg A/S		8,756	165,294
Vestas Wind Systems A/S		17,137	1,226,702
William Demant Holding A/S (a)		1,892	194,448

TOTAL DENMARK			18,531,015

Egypt - 0.0%
Commercial International Bank SAE		63,504	328,964
Commercial International Bank SAE sponsored GDR		17,695	66,002
Global Telecom Holding (a)		149,355	49,617
Global Telecom Holding GDR (a)		10,000	16,500
Talaat Moustafa Group Holding		80,236	60,539

TOTAL EGYPT			521,622

Finland - 0.7%
Elisa Corp. (A Shares)		11,003	410,853
Fortum Corp.		34,587	521,187
Kone Oyj (B Shares)		25,732	1,173,863
Metso Corp.		8,377	201,338
Neste Oyj		9,624	307,898
Nokia Corp.		442,411	2,611,772
Nokian Tyres PLC		8,582	316,620
Orion Oyj (B Shares)		7,603	265,179
Sampo Oyj (A Shares)		34,045	1,486,430
Stora Enso Oyj (R Shares)		43,257	377,429
UPM-Kymmene Corp.		41,314	789,074
Wartsila Corp.		11,382	487,954

TOTAL FINLAND			8,949,597

France - 6.5%
Accor SA		16,338	723,712
Aeroports de Paris		2,228	280,374
Air Liquide SA		19,075	2,163,422
Alstom SA (a)		15,649	399,950
Arkema SA		5,021	400,611
Atos Origin SA		6,623	589,491
AXA SA		151,214	3,818,093
BIC SA		2,255	320,050
BNP Paribas SA		81,278	4,303,435
Bollore Group		64,827	256,836
Bollore Group (a)		186	724
Bouygues SA		15,311	510,528
Bureau Veritas SA		20,040	474,999
Capgemini SA		12,549	1,171,524
Carrefour SA		42,328	1,199,333
Casino Guichard Perrachon SA (b)		4,266	253,813
Christian Dior SA		4,200	737,492
CNP Assurances		12,662	215,522
Compagnie de St. Gobain		36,590	1,675,686
Credit Agricole SA		81,125	897,246
Danone SA		45,156	3,163,782
Dassault Systemes SA		9,885	773,075
Edenred SA		15,724	310,042
EDF SA (a)		5,248	75,386
EDF SA		12,931	185,749
Engie		112,302	1,851,716
Essilor International SA		15,750	2,038,804
Eurazeo SA		2,940	207,036
Eutelsat Communications		12,783	397,033
Fonciere des Regions		2,207	208,842
Gecina SA		2,617	378,470
Groupe Eurotunnel SA		36,516	466,211
Hermes International SCA		2,033	723,973
ICADE		2,561	201,608
Iliad SA		1,999	436,847
Imerys SA		2,696	198,992
Ingenico SA		4,156	490,159
JCDecaux SA		5,883	259,854
Kering SA		5,812	995,925
Klepierre SA		17,051	801,958
L'Oreal SA		5,097	924,765
L'Oreal SA		14,196	2,575,625
Lagardere S.C.A. (Reg.)		8,925	236,787
Legrand SA		20,442	1,164,270
LVMH Moet Hennessy - Louis Vuitton SA		21,396	3,564,820
Michelin CGDE Series B		14,272	1,489,587
Natixis SA		73,141	403,424
Numericable Group SA		8,168	267,349
Orange SA		152,231	2,529,155
Pernod Ricard SA		16,325	1,762,371
Peugeot Citroen SA (a)		33,500	539,138
Publicis Groupe SA		14,482	1,071,715
Remy Cointreau SA		1,981	164,410
Renault SA		14,756	1,424,025
Rexel SA		22,729	344,322
Safran SA		24,021	1,654,991
Sanofi SA		90,128	7,428,941
Schneider Electric SA		42,840	2,801,204
SCOR SE		11,477	390,770
Societe Generale Series A		55,755	2,193,801
Sodexo SA (a)		1,000	100,982
Sodexo SA		4,704	475,019
Sodexo SA (a)		512	51,703
Sodexo SA (a)		1,068	107,849
Suez Environnement SA		23,161	426,980
Technip SA		7,945	464,969
Thales SA		8,115	701,552
Total SA		168,226	8,502,274
Unibail-Rodamco		7,584	2,032,070
Valeo SA		6,110	968,632
Veolia Environnement SA		34,654	851,346
VINCI SA		36,704	2,741,901
Vivendi SA (b)		89,165	1,712,888
Wendel SA		2,110	243,780
Zodiac Aerospace		15,250	357,535

TOTAL FRANCE			87,229,253

Germany - 5.9%
adidas AG		16,016	2,064,985
Allianz SE		34,992	5,953,115
Axel Springer Verlag AG		3,399	189,775
BASF AG		70,458	5,820,913
Bayer AG		63,453	7,320,178
Bayerische Motoren Werke AG (BMW)		25,257	2,328,102
Beiersdorf AG		7,816	701,299
Brenntag AG		11,951	700,783
Commerzbank AG		82,542	771,240
Continental AG		8,434	1,852,280
Daimler AG (Germany)		73,845	5,131,717
Deutsche Bank AG		106,042	1,999,843
Deutsche Boerse AG		14,795	1,214,501
Deutsche Lufthansa AG		17,274	268,211
Deutsche Post AG		74,215	2,179,937
Deutsche Telekom AG		246,628	4,329,166
Deutsche Wohnen AG (Bearer)		26,019	796,815
E.ON AG		153,938	1,595,440
Evonik Industries AG		10,546	334,074
Fraport AG Frankfurt Airport Services Worldwide		3,043	184,185
Fresenius Medical Care AG & Co. KGaA		16,787	1,461,092
Fresenius SE & Co. KGaA		29,274	2,129,203
GEA Group AG		14,137	655,435
Hannover Reuck SE		4,561	520,064
HeidelbergCement Finance AG		10,856	964,495
Henkel AG & Co. KGaA		8,071	820,016
Hugo Boss AG		5,276	336,439
Infineon Technologies AG		86,776	1,238,083
K&S AG		14,498	361,568
Lanxess AG		7,175	375,171
Linde AG		14,255	2,177,447
MAN SE		2,728	295,970
Merck KGaA		10,026	942,186
Metro AG		13,507	429,187
Muenchener Rueckversicherungs AG		12,754	2,365,113
OSRAM Licht AG		7,007	365,665
ProSiebenSat.1 Media AG		16,882	860,604
RWE AG		37,755	563,953
SAP AG		75,274	5,906,077
Siemens AG		60,788	6,361,358
Symrise AG		9,589	635,296
Telefonica Deutschland Holding AG		55,141	279,959
Thyssenkrupp AG		29,369	683,004
TUI AG		29,020	420,210
TUI AG		10,000	144,849
United Internet AG		9,589	468,127
Volkswagen AG		2,651	423,355
Vonovia SE		35,805	1,204,741
Zalando SE (a)		6,536	216,588

TOTAL GERMANY			79,341,814

Greece - 0.1%
Alpha Bank AE (a)		102,567	222,862
EFG Eurobank Ergasias SA (a)		137,700	116,196
Folli Follie SA		2,440	50,249
Greek Organization of Football Prognostics SA		16,534	124,988
Hellenic Telecommunications Organization SA		20,387	198,475
Jumbo SA (a)		7,518	98,472
National Bank of Greece SA (a)		406,874	121,540
Piraeus Bank SA (a)		485,773	143,934
Public Power Corp. of Greece		9,766	32,433
Titan Cement Co. SA (Reg.)		3,377	77,035

TOTAL GREECE			1,186,184

Hong Kong - 2.6%
AIA Group Ltd.		923,800	5,528,579
Bank of East Asia Ltd.		90,778	329,341
Beijing Enterprises Holdings Ltd.		41,500	216,438
BOC Hong Kong (Holdings) Ltd.		285,000	851,266
Cathay Pacific Airways Ltd.		98,000	156,246
China Everbright International Ltd.		183,000	204,874
China Everbright Ltd.		72,000	142,132
China Jinmao Holdings Group Ltd.		280,000	80,166
China Merchants Holdings International Co. Ltd.		89,761	266,250
China Mobile Ltd.		470,500	5,401,703
China Overseas Land and Investment Ltd.		304,000	964,977
China Power International Development Ltd.		244,000	104,144
China Resources Beer Holdings Co. Ltd.		90,372	198,584
China Resources Power Holdings Co. Ltd.		148,523	250,150
China Taiping Insurance Group Ltd. (a)		130,177	265,268
China Unicom Ltd.		468,000	547,695
CITIC Pacific Ltd.		331,000	482,696
CLP Holdings Ltd.		144,500	1,335,905
CNOOC Ltd.		1,373,000	1,696,096
CSPC Pharmaceutical Group Ltd.		316,000	280,853
Far East Horizon Ltd.		133,000	105,572
Fosun International Ltd.		173,500	239,728
Galaxy Entertainment Group Ltd.		183,000	615,107
Guangdong Investment Ltd.		222,000	313,478
Hang Lung Properties Ltd.		177,000	352,438
Hang Seng Bank Ltd.		58,500	1,060,637
Henderson Land Development Co. Ltd.		90,331	562,992
HK Electric Investments & HK Electric Investments Ltd. unit		193,500	173,997
HKT Trust/HKT Ltd. unit		199,860	287,287
Hong Kong & China Gas Co. Ltd.		534,000	994,033
Hong Kong Exchanges and Clearing Ltd.		87,973	2,217,558
Hysan Development Co. Ltd.		48,020	212,175
Lenovo Group Ltd.		550,000	435,100
Link (REIT)		173,047	1,049,856
MTR Corp. Ltd.		108,933	538,556
New World Development Co. Ltd.		409,431	407,183
PCCW Ltd.		338,592	229,187
Power Assets Holdings Ltd.		106,500	1,013,251
Shanghai Industrial Holdings Ltd.		36,000	81,847
Sino Land Ltd.		233,460	366,519
Sino-Ocean Land Holdings Ltd.		252,591	113,600
SJM Holdings Ltd.		151,000	101,239
Sun Art Retail Group Ltd.		178,000	133,380
Sun Hung Kai Properties Ltd.		133,781	1,686,058
Swire Pacific Ltd. (A Shares)		46,000	499,037
Swire Properties Ltd.		93,800	243,557
Techtronic Industries Co. Ltd.		108,000	404,856
Wharf Holdings Ltd.		104,000	562,124
Wheelock and Co. Ltd.		72,000	333,332
Yuexiu Property Co. Ltd.		516,000	74,911

TOTAL HONG KONG			34,711,958

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		2,742	167,574
OTP Bank PLC		18,669	494,405
Richter Gedeon PLC		10,582	210,287

TOTAL HUNGARY			872,266

India - 1.7%
ACC Ltd.		3,205	69,631
Adani Ports & Special Economic Zone		66,877	239,819
Aditya Birla Fashion and Retail Ltd. (a)		9,937	22,073
Aditya Birla Nuvo Ltd.		1,911	24,613
Ambuja Cements Ltd.		55,682	185,256
Apollo Hospitals Enterprise Ltd.		5,673	112,063
Ashok Leyland Ltd.		81,205	130,563
Asian Paints India Ltd.		21,967	286,470
Aurobindo Pharma Ltd.		20,174	230,803
Axis Bank Ltd. (a)		44,928	319,516
Bajaj Auto Ltd.		6,349	238,182
Bharat Forge Ltd.		7,573	90,989
Bharat Heavy Electricals Ltd. (a)		43,066	81,301
Bharat Petroleum Corp. Ltd. (a)		8,348	122,910
Bharti Airtel Ltd.		91,055	498,417
Bharti Infratel Ltd.		42,211	238,267
Bosch Ltd. (a)		617	182,651
Cadila Healthcare Ltd.		14,834	73,159
Cairn India Ltd. (a)		32,189	70,338
Cipla Ltd.		26,519	214,386
Coal India Ltd.		55,716	241,609
Container Corp. of India Ltd.		3,000	61,099
Dabur India Ltd.		39,101	162,348
Divi's Laboratories Ltd.		5,776	91,398
Dr. Reddy's Laboratories Ltd. (a)		8,926	411,530
Eicher Motors Ltd. (a)		963	290,456
GAIL India Ltd.		28,083	152,347
GlaxoSmithKline Consumer Healthcare Ltd. (a)		745	66,145
Glenmark Pharmaceuticals Ltd. (a)		10,077	125,831
Godrej Consumer Products Ltd.		8,833	175,748
HCL Technologies Ltd.		44,123	498,385
Hero Motocorp Ltd. (a)		3,793	165,446
Hindalco Industries Ltd. (a)		85,997	124,738
Hindustan Unilever Ltd.		58,537	764,831
Housing Development Finance Corp. Ltd.		115,371	1,890,472
ICICI Bank Ltd. (a)		87,008	307,189
Idea Cellular Ltd. (a)		80,020	142,812
Indiabulls Housing Finance Ltd.		21,846	227,996
Infosys Ltd.		138,665	2,518,942
Infosys Ltd. sponsored ADR		2,400	45,120
ITC Ltd.		173,599	849,237
JSW Steel Ltd. (a)		6,033	124,719
Larsen & Toubro Ltd. (a)		24,068	454,580
LIC Housing Finance Ltd. (a)		20,672	143,870
Lupin Ltd.		16,732	404,852
Mahindra & Mahindra Financial Services Ltd. (a)		20,913	94,450
Mahindra & Mahindra Ltd. (a)		29,061	582,287
Marico Ltd.		33,435	130,417
Maruti Suzuki India Ltd. (a)		7,962	454,840
Motherson Sumi Systems Ltd.		23,237	88,277
Nestle India Ltd.		1,709	147,305
NTPC Ltd.		94,136	197,411
Oil & Natural Gas Corp. Ltd.		69,041	225,804
Piramal Enterprises Ltd.		4,949	88,679
Power Finance Corp. Ltd.		19,366	52,289
Reliance Communication Ltd. (a)		63,855	54,025
Reliance Industries Ltd.		99,400	1,470,525
Rural Electrification Corp. Ltd.		21,594	57,995
Shree Cement Ltd.		619	118,291
Shriram Transport Finance Co. Ltd.		11,045	156,774
Siemens India Ltd. (a)		5,230	89,584
State Bank of India (a)		121,565	345,888
Sun Pharmaceutical Industries Ltd.		74,226	906,573
Tata Consultancy Services Ltd.		36,330	1,386,737
Tata Motors Ltd. (a)		60,483	369,769
Tata Motors Ltd. Class A (a)		33,149	148,614
Tata Power Co. Ltd.		81,867	86,889
Tata Steel Ltd.		21,454	113,398
Tech Mahindra Ltd.		17,006	124,462
Ultratech Cemco Ltd. (a)		2,606	124,030
United Breweries Ltd. (a)		4,889	56,095
United Spirits Ltd. (a)		4,320	154,524
UPL Ltd.		21,760	176,208
Vedanta Ltd. (a)		64,603	100,952
Wipro Ltd.		48,181	401,521
Zee Entertainment Enterprises Ltd.		42,939	268,201

TOTAL INDIA			22,645,921

Indonesia - 0.6%
PT Adaro Energy Tbk		1,058,500	58,592
PT AKR Corporindo Tbk		131,900	65,010
PT Astra Agro Lestari Tbk		29,800	36,380
PT Astra International Tbk		1,566,300	798,708
PT Bank Central Asia Tbk		959,800	949,757
PT Bank Danamon Indonesia Tbk Series A		249,900	62,342
PT Bank Mandiri (Persero) Tbk		705,600	512,918
PT Bank Negara Indonesia (Persero) Tbk		553,900	192,571
PT Bank Rakyat Indonesia Tbk		863,400	677,600
PT Bumi Serpong Damai Tbk		577,700	81,039
PT Charoen Pokphand Indonesia Tbk		548,100	154,397
PT Global Mediacom Tbk		534,800	47,040
PT Gudang Garam Tbk		35,800	187,985
PT Hanjaya Mandala Sampoerna Tbk		27,700	209,777
PT Indocement Tunggal Prakarsa Tbk		109,200	163,328
PT Indofood CBP Sukses Makmur Tbk		86,800	100,536
PT Indofood Sukses Makmur Tbk		346,300	187,093
PT Jasa Marga Tbk		149,800	61,906
PT Kalbe Farma Tbk		1,555,900	162,220
PT Lippo Karawaci Tbk		1,460,600	112,413
PT Matahari Department Store Tbk		187,800	270,564
PT Media Nusantara Citra Tbk		373,700	66,590
PT Perusahaan Gas Negara Tbk Series B		858,900	170,634
PT Semen Gresik (Persero) Tbk		232,700	174,684
PT Summarecon Agung Tbk		754,000	89,476
PT Surya Citra Media Tbk		437,300	106,109
PT Telkomunikasi Indonesia Tbk Series B		3,900,900	1,046,584
PT Tower Bersama Infrastructure Tbk (a)		142,600	64,066
PT Unilever Indonesia Tbk		116,500	376,099
PT United Tractors Tbk		123,100	140,014
PT XL Axiata Tbk (a)		221,200	59,040

TOTAL INDONESIA			7,385,472

Ireland - 0.4%
Bank of Ireland (a)		2,144,334	650,673
CRH PLC		62,488	1,818,582
CRH PLC sponsored ADR		800	23,288
James Hardie Industries PLC CDI		34,643	488,095
Kerry Group PLC Class A		12,159	1,084,158
Paddy Power PLC (Ireland)		6,251	837,810
Ryanair Holdings PLC		5,681	86,122
Ryanair Holdings PLC sponsored ADR		1,356	109,768

TOTAL IRELAND			5,098,496

Isle of Man - 0.0%
Genting Singapore PLC		455,700	276,161
New Europe Property Investments PLC		16,810	211,659

TOTAL ISLE OF MAN			487,820

Israel - 0.5%
Azrieli Group		2,716	107,871
Bank Hapoalim BM (Reg.)		82,790	425,865
Bank Leumi le-Israel BM (a)		105,525	388,611
Bezeq The Israel Telecommunication Corp. Ltd.		153,062	326,487
Check Point Software Technologies Ltd. (a)(b)		5,288	438,217
Delek Group Ltd.		333	59,186
Israel Chemicals Ltd.		39,005	193,540
Mizrahi Tefahot Bank Ltd.		10,143	117,543
NICE Systems Ltd.		3,630	232,951
NICE Systems Ltd. sponsored ADR		773	49,356
Taro Pharmaceutical Industries Ltd. (a)		551	76,997
Teva Pharmaceutical Industries Ltd.		58,879	3,310,757
Teva Pharmaceutical Industries Ltd. sponsored ADR		11,242	612,127

TOTAL ISRAEL			6,339,508

Italy - 1.3%
Assicurazioni Generali SpA		89,457	1,364,404
Atlantia SpA		31,763	884,524
Banco Popolare Societa Cooperativa		26,826	189,371
Enel SpA		586,896	2,667,340
Eni SpA		194,880	3,183,741
EXOR SpA		8,425	316,423
Finmeccanica SpA (a)		30,369	383,557
Intesa Sanpaolo SpA		973,131	2,705,110
Intesa Sanpaolo SpA (Risparmio Shares)		71,930	189,106
Luxottica Group SpA		13,088	712,904
Mediobanca SpA		44,497	365,576
Prysmian SpA		15,249	359,519
Saipem SpA		453,475	217,047
Snam Rete Gas SpA		160,556	979,892
Telecom Italia SpA (a)		889,221	868,301
Terna SpA		116,222	655,286
UniCredit SpA		366,854	1,417,303
Unione di Banche Italiane SCpA		67,756	287,216
Unipolsai SpA		82,674	192,929

TOTAL ITALY			17,939,549

Japan - 15.4%
ABC-MART, Inc.		2,100	136,274
ACOM Co. Ltd. (a)		30,700	160,151
AEON Co. Ltd.		50,400	755,264
AEON Financial Service Co. Ltd.		8,100	180,782
AEON MALL Co. Ltd.		8,570	117,864
Air Water, Inc.		12,000	180,274
Aisin Seiki Co. Ltd.		14,500	563,467
Ajinomoto Co., Inc.		43,300	998,077
Alfresa Holdings Corp.		13,400	258,044
All Nippon Airways Ltd.		87,000	242,934
Alps Electric Co. Ltd.		13,900	240,243
Amada Holdings Co. Ltd.		25,400	255,181
Aozora Bank Ltd.		88,000	312,225
Asahi Glass Co. Ltd.		72,000	421,664
Asahi Group Holdings		29,700	942,590
Asahi Kasei Corp.		97,000	663,687
Asics Corp.		12,800	253,509
Astellas Pharma, Inc.		161,800	2,181,484
Bandai Namco Holdings, Inc.		14,100	300,179
Bank of Kyoto Ltd.		28,000	187,815
Benesse Holdings, Inc.		5,000	141,858
Bridgestone Corp.		49,700	1,829,329
Brother Industries Ltd.		18,200	206,322
Calbee, Inc.		5,900	229,694
Canon, Inc.		81,600	2,281,760
Casio Computer Co. Ltd.		15,300	291,112
Central Japan Railway Co.		11,000	1,926,934
Chiba Bank Ltd.		53,000	267,651
Chubu Electric Power Co., Inc.		49,600	653,339
Chugai Pharmaceutical Co. Ltd.		17,500	589,763
Chugoku Electric Power Co., Inc.		22,600	293,314
Citizen Holdings Co. Ltd.		19,400	109,428
Concordia Financial Group Ltd. (a)		92,300	424,495
Credit Saison Co. Ltd.		11,200	205,949
Dai Nippon Printing Co. Ltd.		41,000	384,517
Dai-ichi Mutual Life Insurance Co.		82,800	995,231
Daicel Chemical Industries Ltd.		23,200	289,813
Daihatsu Motor Co. Ltd.		14,200	189,500
Daiichi Sankyo Kabushiki Kaisha		48,900	1,152,446
Daikin Industries Ltd.		17,900	1,420,885
Dainippon Sumitomo Pharma Co. Ltd.		11,900	153,186
Daito Trust Construction Co. Ltd.		5,500	777,877
Daiwa House Industry Co. Ltd.		46,000	1,228,970
Daiwa Securities Group, Inc.		129,000	751,273
DENSO Corp.		37,200	1,414,016
Dentsu, Inc.		16,700	848,510
Don Quijote Holdings Co. Ltd.		9,300	330,855
East Japan Railway Co.		25,400	2,234,592
Eisai Co. Ltd.		19,300	1,194,665
Electric Power Development Co. Ltd.		11,600	349,602
FamilyMart Co. Ltd.		4,400	232,208
Fanuc Corp.		15,000	2,215,831
Fast Retailing Co. Ltd.		4,100	1,079,539
Fuji Electric Co. Ltd.		43,000	182,976
Fuji Heavy Industries Ltd.		44,900	1,474,291
Fujifilm Holdings Corp.		35,500	1,457,214
Fujitsu Ltd.		141,000	492,668
Fukuoka Financial Group, Inc.		58,000	198,273
GungHo Online Entertainment, Inc. (b)		33,700	88,206
Gunma Bank Ltd.		28,000	110,861
Hakuhodo DY Holdings, Inc.		17,800	200,670
Hamamatsu Photonics K.K.		11,200	311,257
Hankyu Hanshin Holdings, Inc.		87,000	551,450
Hikari Tsushin, Inc.		1,400	104,863
Hino Motors Ltd.		20,600	198,770
Hirose Electric Co. Ltd.		2,265	273,943
Hiroshima Bank Ltd.		37,000	133,952
Hisamitsu Pharmaceutical Co., Inc.		4,600	217,627
Hitachi Chemical Co. Ltd.		8,100	136,029
Hitachi Construction Machinery Co. Ltd.		7,900	125,427
Hitachi High-Technologies Corp.		5,000	135,288
Hitachi Ltd.		371,000	1,700,006
Hitachi Metals Ltd.		15,900	161,451
Hokuhoku Financial Group, Inc.		89,000	112,055
Hokuriku Electric Power Co., Inc.		12,900	168,955
Honda Motor Co. Ltd.		124,700	3,365,128
Hoshizaki Electric Co. Ltd.		3,000	251,770
Hoya Corp.		31,900	1,221,587
Hulic Co. Ltd.		22,400	222,946
Idemitsu Kosan Co. Ltd.		6,800	145,263
IHI Corp.		105,000	227,692
Iida Group Holdings Co. Ltd.		11,600	216,643
INPEX Corp.		74,200	589,879
Isetan Mitsukoshi Holdings Ltd.		26,800	284,395
Isuzu Motors Ltd.		46,200	494,353
Itochu Corp.		121,200	1,540,283
ITOCHU Techno-Solutions Corp.		3,500	68,587
Iyo Bank Ltd.		17,800	116,966
J. Front Retailing Co. Ltd.		18,200	218,654
Japan Airlines Co. Ltd.		9,000	323,949
Japan Airport Terminal Co. Ltd. (b)		3,100	110,631
Japan Exchange Group, Inc.		42,600	634,452
Japan Post Bank Co. Ltd. (a)		30,300	369,935
Japan Post Holdings Co. Ltd. (a)		34,200	460,764
Japan Prime Realty Investment Corp.		62	273,289
Japan Real Estate Investment Corp.		101	628,929
Japan Retail Fund Investment Corp.		200	491,374
Japan Tobacco, Inc.		84,300	3,444,324
JFE Holdings, Inc.		38,000	533,267
JGC Corp.		16,000	272,879
Joyo Bank Ltd.		50,000	174,256
JSR Corp.		13,900	190,544
JTEKT Corp.		15,300	194,825
JX Holdings, Inc.		173,700	746,547
Kajima Corp.		66,000	410,003
Kakaku.com, Inc.		10,900	196,321
Kamigumi Co. Ltd.		19,000	170,351
Kaneka Corp.		21,000	175,764
Kansai Electric Power Co., Inc. (a)		54,600	480,869
Kansai Paint Co. Ltd.		18,200	318,312
Kao Corp.		38,500	2,129,704
Kawasaki Heavy Industries Ltd.		112,000	314,121
KDDI Corp.		134,000	3,859,968
Keihan Electric Railway Co., Ltd.		41,000	297,290
Keihin Electric Express Railway Co. Ltd.		34,000	307,773
Keio Corp.		44,000	387,550
Keisei Electric Railway Co.		21,000	288,915
Keyence Corp.		3,510	2,103,870
Kikkoman Corp.		12,000	382,364
Kintetsu Group Holdings Co. Ltd.		138,000	567,528
Kirin Holdings Co. Ltd.		63,200	911,520
Kobe Steel Ltd.		236,000	226,612
Koito Manufacturing Co. Ltd.		7,900	342,262
Komatsu Ltd.		70,800	1,215,984
Konami Holdings Corp.		6,900	217,553
Konica Minolta, Inc.		34,600	298,652
Kose Corp.		2,300	210,369
Kubota Corp.		86,000	1,252,750
Kuraray Co. Ltd.		26,600	337,236
Kurita Water Industries Ltd.		8,600	206,795
Kyocera Corp.		24,600	1,220,657
Kyowa Hakko Kirin Co., Ltd.		18,100	321,783
Kyushu Electric Power Co., Inc.		32,100	322,179
Kyushu Financial Group, Inc. (a)		25,400	133,322
Lawson, Inc.		5,200	402,497
LIXIL Group Corp.		20,000	418,764
M3, Inc.		15,300	412,740
Mabuchi Motor Co. Ltd.		3,800	189,151
Makita Corp.		9,200	580,367
Marubeni Corp.		128,400	681,580
Marui Group Co. Ltd.		16,900	258,192
Maruichi Steel Tube Ltd.		3,500	101,795
Mazda Motor Corp.		42,000	639,925
McDonald's Holdings Co. (Japan) Ltd.		5,000	124,913
Medipal Holdings Corp.		10,400	164,541
Meiji Holdings Co. Ltd.		9,400	724,381
Minebea Mitsumi, Inc.		24,000	196,584
Miraca Holdings, Inc.		4,100	174,238
Mitsubishi Chemical Holdings Corp.		102,700	535,944
Mitsubishi Corp.		103,900	1,746,414
Mitsubishi Electric Corp.		148,000	1,572,858
Mitsubishi Estate Co. Ltd.		96,000	1,824,251
Mitsubishi Gas Chemical Co., Inc.		30,000	164,514
Mitsubishi Heavy Industries Ltd.		233,000	828,224
Mitsubishi Logistics Corp.		9,000	123,040
Mitsubishi Materials Corp.		84,000	266,430
Mitsubishi Motors Corp. of Japan		47,500	191,157
Mitsubishi Tanabe Pharma Corp.		17,100	304,457
Mitsubishi UFJ Financial Group, Inc.		978,200	4,514,213
Mitsubishi UFJ Lease & Finance Co. Ltd.		36,400	158,637
Mitsui & Co. Ltd.		131,200	1,602,640
Mitsui Chemicals, Inc.		61,000	202,309
Mitsui Fudosan Co. Ltd.		72,000	1,758,415
Mitsui OSK Lines Ltd.		87,000	184,879
mixi, Inc.		3,200	109,340
Mizuho Financial Group, Inc.		1,811,800	2,715,729
MS&AD Insurance Group Holdings, Inc.		38,800	1,024,766
Murata Manufacturing Co. Ltd.		15,600	2,034,416
Nabtesco Corp.		9,200	207,545
Nagoya Railroad Co. Ltd.		68,000	342,954
NEC Corp.		197,000	479,454
New Hampshire Foods Ltd.		13,000	289,762
Nexon Co. Ltd.		9,700	145,649
NGK Insulators Ltd.		20,000	410,731
NGK Spark Plug Co. Ltd.		13,400	267,241
NHK Spring Co. Ltd.		11,400	100,342
Nidec Corp.		17,100	1,252,987
Nikon Corp. (b)		26,500	386,301
Nintendo Co. Ltd.		8,100	1,096,748
Nippon Building Fund, Inc.		107	677,845
Nippon Electric Glass Co. Ltd.		29,000	153,539
Nippon Express Co. Ltd.		62,000	282,932
Nippon Paint Holdings Co. Ltd.		11,100	291,451
Nippon Prologis REIT, Inc.		117	280,547
Nippon Steel & Sumitomo Metal Corp.		58,570	1,218,711
Nippon Telegraph & Telephone Corp.		54,300	2,429,943
Nippon Yusen KK		129,000	252,714
Nissan Motor Co. Ltd.		190,300	1,688,727
Nisshin Seifun Group, Inc.		15,795	258,581
Nissin Food Holdings Co. Ltd.		4,800	222,830
Nitori Holdings Co. Ltd.		5,800	539,509
Nitto Denko Corp.		12,700	684,155
NKSJ Holdings, Inc.		25,850	678,718
NOK Corp.		6,900	114,359
Nomura Holdings, Inc.		279,000	1,185,405
Nomura Real Estate Holdings, Inc.		9,400	171,788
Nomura Real Estate Master Fund, Inc.		275	431,406
Nomura Research Institute Ltd.		9,820	344,487
NSK Ltd.		35,300	308,092
NTT Data Corp.		9,800	510,195
NTT DOCOMO, Inc.		109,400	2,623,848
NTT Urban Development Co.		8,600	80,478
Obayashi Corp.		50,300	492,957
OBIC Co. Ltd.		5,200	273,317
Odakyu Electric Railway Co. Ltd.		48,000	521,256
Oji Holdings Corp.		60,000	246,392
Olympus Corp.		21,200	825,880
OMRON Corp.		15,200	482,401
Ono Pharmaceutical Co. Ltd.		31,600	1,423,829
Oracle Corp. Japan		2,900	156,202
Oriental Land Co. Ltd.		15,300	1,062,439
ORIX Corp.		101,600	1,437,125
Osaka Gas Co. Ltd.		145,000	522,750
Otsuka Corp.		3,900	185,984
Otsuka Holdings Co. Ltd.		29,900	1,165,637
Panasonic Corp.		169,400	1,510,729
Park24 Co. Ltd.		7,600	213,013
Rakuten, Inc.		71,600	778,390
Recruit Holdings Co. Ltd.		10,600	327,498
Resona Holdings, Inc.		172,100	608,419
Ricoh Co. Ltd.		55,400	564,577
Rinnai Corp.		2,900	255,934
ROHM Co. Ltd.		7,300	315,913
Ryohin Keikaku Co. Ltd.		1,800	400,975
Sankyo Co. Ltd. (Gunma)		3,800	143,872
Sanrio Co. Ltd.		3,600	70,778
Santen Pharmaceutical Co. Ltd.		29,100	417,050
SBI Holdings, Inc. Japan		16,430	170,112
Secom Co. Ltd.		16,000	1,229,521
Sega Sammy Holdings, Inc.		13,900	151,348
Seibu Holdings, Inc.		9,100	191,981
Seiko Epson Corp.		22,100	362,151
Sekisui Chemical Co. Ltd.		32,800	409,937
Sekisui House Ltd.		46,500	807,395
Seven & i Holdings Co. Ltd.		57,700	2,354,301
Seven Bank Ltd.		45,200	192,064
Shikoku Electric Power Co., Inc.		13,800	170,341
Shimadzu Corp.		19,000	284,383
Shimamura Co. Ltd.		1,700	229,489
SHIMANO, Inc.		6,000	860,829
SHIMIZU Corp.		46,000	412,291
Shin-Etsu Chemical Co. Ltd.		31,400	1,758,676
Shinsei Bank Ltd.		135,000	189,213
Shionogi & Co. Ltd.		22,900	1,168,865
Shiseido Co. Ltd.		27,700	616,061
Shizuoka Bank Ltd.		40,000	296,468
Showa Shell Sekiyu K.K.		14,200	148,187
SMC Corp.		4,100	999,825
SoftBank Corp.		73,700	3,962,886
Sohgo Security Services Co., Ltd.		4,600	255,438
Sony Corp.		96,800	2,344,653
Sony Financial Holdings, Inc.		12,900	159,482
Stanley Electric Co. Ltd.		10,700	217,555
Sumitomo Chemical Co. Ltd.		115,000	519,780
Sumitomo Corp.		86,800	917,672
Sumitomo Electric Industries Ltd.		58,500	703,734
Sumitomo Heavy Industries Ltd.		41,000	172,306
Sumitomo Metal Mining Co. Ltd.		39,000	440,017
Sumitomo Mitsui Financial Group, Inc.		97,600	2,936,952
Sumitomo Mitsui Trust Holdings, Inc.		257,000	789,988
Sumitomo Realty & Development Co. Ltd.		28,000	814,136
Sumitomo Rubber Industries Ltd.		12,800	194,861
Suntory Beverage & Food Ltd.		10,900	476,135
Suzuken Co. Ltd.		6,330	216,917
Suzuki Motor Corp.		28,200	772,781
Sysmex Corp.		11,300	706,694
T&D Holdings, Inc.		45,000	430,761
Taiheiyo Cement Corp.		90,000	238,141
Taisei Corp.		80,000	546,043
Taisho Pharmaceutical Holdings Co. Ltd.		2,400	197,126
Taiyo Nippon Sanso Corp.		11,700	108,037
Takashimaya Co. Ltd.		21,000	153,317
Takeda Pharmaceutical Co. Ltd.		60,600	2,894,368
TDK Corp.		9,500	555,882
Teijin Ltd.		71,000	254,197
Terumo Corp.		23,400	889,559
The Chugoku Bank Ltd.		11,700	120,948
The Hachijuni Bank Ltd.		31,000	135,527
The Suruga Bank Ltd.		14,400	279,993
THK Co. Ltd.		9,200	182,739
Tobu Railway Co. Ltd.		75,000	384,380
Toho Co. Ltd.		8,400	212,898
Toho Gas Co. Ltd.		31,000	211,660
Tohoku Electric Power Co., Inc.		35,300	451,310
Tokio Marine Holdings, Inc.		52,300	1,711,386
Tokyo Electric Power Co., Inc. (a)		109,300	585,399
Tokyo Electron Ltd.		13,200	872,417
Tokyo Gas Co. Ltd.		175,000	772,393
Tokyo Tatemono Co. Ltd.		15,600	205,975
Tokyu Corp.		85,000	736,690
Tokyu Fudosan Holdings Corp.		38,600	262,431
TonenGeneral Sekiyu K.K.		21,000	198,906
Toppan Printing Co. Ltd.		41,000	350,566
Toray Industries, Inc.		112,000	935,511
Toshiba Corp. (a)		309,000	653,520
Toto Ltd.		11,100	376,400
Toyo Seikan Group Holdings Ltd.		12,500	246,435
Toyo Suisan Kaisha Ltd.		6,800	240,161
Toyoda Gosei Co. Ltd.		5,400	99,570
Toyota Industries Corp.		12,300	533,672
Toyota Motor Corp.		207,600	10,523,191
Toyota Tsusho Corp.		16,000	362,150
Trend Micro, Inc.		7,900	299,600
Unicharm Corp.		28,700	593,260
United Urban Investment Corp.		218	376,269
USS Co. Ltd.		16,600	262,585
West Japan Railway Co.		12,600	760,615
Yahoo! Japan Corp.		110,400	493,866
Yakult Honsha Co. Ltd.		6,700	332,124
Yamada Denki Co. Ltd.		57,800	290,981
Yamaguchi Financial Group, Inc.		15,000	139,422
Yamaha Corp.		13,100	375,972
Yamaha Motor Co. Ltd.		19,700	322,456
Yamato Holdings Co. Ltd.		26,600	536,491
Yamazaki Baking Co. Ltd.		9,000	213,056
Yaskawa Electric Corp.		17,700	207,290
Yokogawa Electric Corp.		17,300	185,875
Yokohama Rubber Co. Ltd.		7,400	124,058

TOTAL JAPAN			206,783,488

Korea (South) - 3.1%
AMOREPACIFIC Corp.		2,514	894,193
AMOREPACIFIC Group, Inc.		2,214	324,658
BGFretail Co. Ltd.		643	104,391
BS Financial Group, Inc.		19,681	159,588
Celltrion, Inc.		5,220	458,360
Cheil Industries, Inc.		5,892	673,709
Cheil Worldwide, Inc.		6,018	88,247
CJ CheilJedang Corp.		649	215,262
CJ Corp.		1,080	201,733
CJ E&M Corp.		1,411	82,886
Coway Co. Ltd.		4,248	365,595
Daelim Industrial Co.		2,073	164,114
Daewoo Engineering & Construction Co. Ltd. (a)		8,036	44,540
Daewoo Securities Co. Ltd.		13,349	96,359
DGB Financial Group Co. Ltd.		12,508	100,114
Dong Suh Companies, Inc.		2,620	73,751
Dongbu Insurance Co. Ltd.		3,173	194,145
Doosan Co. Ltd.		561	52,639
Doosan Heavy Industries & Construction Co. Ltd.		3,531	80,441
E-Mart Co. Ltd.		1,681	269,242
GS Engineering & Construction Corp. (a)		3,677	99,493
GS Holdings Corp.		4,163	200,942
GS Retail Co. Ltd.		1,999	93,348
Hana Financial Group, Inc.		22,487	503,451
Hankook Tire Co. Ltd.		5,919	274,335
Hanmi Pharm Co. Ltd.		386	201,141
Hanmi Science Co. Ltd.		862	102,326
Hanon Systems		13,803	124,094
Hanssem Co. Ltd.		699	116,533
Hanwha Chemical Corp.		7,785	170,897
Hanwha Corp.		3,337	110,100
Hanwha Life Insurance Co. Ltd.		16,445	95,885
Hotel Shilla Co.		2,463	157,582
Hyosung Corp.		1,690	180,701
Hyundai Department Store Co. Ltd.		1,124	144,709
Hyundai Engineering & Construction Co. Ltd.		5,792	203,233
Hyundai Fire & Marine Insurance Co. Ltd.		4,675	129,762
Hyundai Glovis Co. Ltd.		1,513	250,918
Hyundai Heavy Industries Co. Ltd. (a)		3,280	332,101
Hyundai Industrial Development & Construction Co.		4,206	185,396
Hyundai Mobis		5,241	1,191,682
Hyundai Motor Co.		11,852	1,484,507
Hyundai Steel Co.		6,061	332,762
Hyundai Wia Corp.		1,198	101,012
Industrial Bank of Korea		20,740	219,950
Kakao Corp.		2,462	215,970
Kangwon Land, Inc.		9,333	347,439
KB Financial Group, Inc.		29,868	908,869
KCC Corp.		429	159,142
KEPCO Plant Service & Engineering Co. Ltd.		1,672	110,185
Kia Motors Corp.		20,321	849,609
Korea Aerospace Industries Ltd.		4,648	275,064
Korea Electric Power Corp.		19,780	1,068,540
Korea Express Co. Ltd. (a)		494	83,866
Korea Gas Corp.		2,047	74,060
Korea Investment Holdings Co. Ltd.		2,895	116,490
Korea Zinc Co. Ltd.		641	277,230
Korean Air Lines Co. Ltd. (a)		2,689	68,535
KT Corp.		2,367	63,058
KT&G Corp.		8,471	909,449
Kumho Petro Chemical Co. Ltd.		1,020	60,808
LG Chemical Ltd.		3,583	928,842
LG Corp.		7,216	428,926
LG Display Co. Ltd.		17,694	366,296
LG Electronics, Inc.		8,077	410,310
LG Household & Health Care Ltd.		732	643,397
LG Innotek Co. Ltd.		1,050	67,545
LG Telecom Ltd.		15,808	154,537
Lotte Chemical Corp.		1,218	310,965
Lotte Chilsung Beverage Co. Ltd.		46	79,097
Lotte Confectionery Co. Ltd.		43	93,756
Lotte Shopping Co. Ltd.		902	214,148
Mirae Asset Securities Co. Ltd.		5,522	118,810
NAVER Corp.		2,154	1,272,837
NCSOFT Corp.		1,309	261,646
Oci Co. Ltd.		1,233	122,151
Orion Corp.		267	216,737
Ottogi Corp.		89	63,467
Paradise Co. Ltd.		3,403	51,535
POSCO		5,398	1,124,769
Posco Daewoo Corp.		3,390	73,530
S-Oil Corp.		3,587	272,702
S1 Corp.		1,414	114,905
Samsung Card Co. Ltd.		2,607	88,290
Samsung Electro-Mechanics Co. Ltd.		4,427	201,319
Samsung Electronics Co. Ltd.		8,481	9,216,266
Samsung Fire & Marine Insurance Co. Ltd.		2,759	709,211
Samsung Heavy Industries Co. Ltd.		10,941	102,183
Samsung Life Insurance Co. Ltd.		6,253	597,642
Samsung SDI Co. Ltd.		4,289	426,775
Samsung SDS Co. Ltd.		2,369	352,556
Samsung Securities Co. Ltd.		4,268	146,777
Shinhan Financial Group Co. Ltd.		32,878	1,198,900
Shinsegae Co. Ltd.		509	93,965
SK C&C Co. Ltd.		2,668	521,642
SK Energy Co. Ltd.		5,015	678,486
SK Hynix, Inc.		44,950	1,104,452
SK Networks Co. Ltd.		8,352	49,499
SK Telecom Co. Ltd.		1,616	291,857
Woori Bank		25,169	230,671
Woori Investment & Securities Co. Ltd.		10,476	90,982
Yuhan Corp.		574	146,296

TOTAL KOREA (SOUTH)			40,877,818

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		133,878	755,758
Millicom International Cellular SA (depository receipt)		5,263	304,097
RTL Group SA		2,869	239,684
SES SA (France) (depositary receipt)		25,327	690,941
Tenaris SA		36,569	494,504

TOTAL LUXEMBOURG			2,484,984

Malaysia - 0.7%
AirAsia Bhd		106,300	51,701
Alliance Financial Group Bhd		81,200	83,143
AMMB Holdings Bhd		145,200	168,375
Astro Malaysia Holdings Bhd		118,900	84,309
Axiata Group Bhd		209,636	303,198
Berjaya Sports Toto Bhd		54,532	42,436
British American Tobacco (Malaysia) Bhd		9,700	113,922
Bumi Armada Bhd		173,700	35,127
Bumiputra-Commerce Holdings Bhd		398,892	476,853
Dialog Group Bhd		291,622	118,694
DiGi.com Bhd		276,300	311,204
Felda Global Ventures Holdings Bhd		100,100	37,155
Gamuda Bhd		125,400	152,477
Gamuda Bhd warrants 3/6/21 (a)		14,250	3,630
Genting Bhd		175,800	397,817
Genting Malaysia Bhd		238,500	272,903
Genting Plantations Bhd		17,400	47,659
Hap Seng Consolidated Bhd		41,600	81,571
Hartalega Holdings Bhd		48,000	52,712
Hong Leong Bank Bhd		48,600	167,453
Hong Leong Credit Bhd		17,100	65,397
IHH Healthcare Bhd		188,800	316,560
IJM Corp. Bhd		248,400	219,373
IOI Corp. Bhd		233,700	264,419
IOI Properties Group Sdn Bhd		116,600	72,231
Kuala Lumpur Kepong Bhd		31,700	194,103
Lafarge Malaysia Bhd		28,200	63,236
Malayan Banking Bhd		375,247	857,790
Malaysia Airports Holdings Bhd		61,102	104,795
Maxis Bhd		139,400	199,831
MISC Bhd		86,100	186,240
Petronas Chemicals Group Bhd		212,800	365,516
Petronas Dagangan Bhd		19,400	118,391
Petronas Gas Bhd		53,000	298,206
PPB Group Bhd		35,100	145,378
Public Bank Bhd		193,300	925,307
RHB Capital Bhd		46,292	72,522
SapuraKencana Petroleum Bhd		244,400	103,228
Sime Darby Bhd		235,437	464,064
Telekom Malaysia Bhd		86,026	146,441
Tenaga Nasional Bhd		260,600	957,946
UMW Holdings Bhd		46,900	78,757
Westports Holdings Bhd		74,000	78,613
YTL Corp. Bhd		322,926	128,955
YTL Power International Bhd		152,550	58,575

TOTAL MALAYSIA			9,488,213

Malta - 0.0%
Brait SA		25,804	288,525
Mauritius - 0.0%
Golden Agri-Resources Ltd.		519,800	154,605
Mexico - 0.9%
Alfa SA de CV Series A		213,300	400,945
America Movil S.A.B. de CV Series L		2,421,400	1,711,411
CEMEX S.A.B. de CV unit		1,080,216	801,781
Coca-Cola FEMSA S.A.B. de CV Series L		37,700	327,682
Compartamos S.A.B. de CV		79,200	157,529
Controladora Comercial Mexicana S.A.B de C.V. (a)		21,100	22,026
El Puerto de Liverpool S.A.B. de CV Class C		13,715	155,902
Embotelladoras Arca S.A.B. de CV		32,600	225,031
Fibra Uno Administracion SA de CV		191,300	455,438
Fomento Economico Mexicano S.A.B. de CV unit		141,800	1,319,373
Gruma S.A.B. de CV Series B		14,385	210,140
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		23,600	222,356
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		15,720	241,410
Grupo Bimbo S.A.B. de CV Series A		125,300	381,989
Grupo Carso SA de CV Series A1		41,800	199,881
Grupo Comercial Chedraui S.A.B. de CV		24,800	70,286
Grupo Financiero Banorte S.A.B. de CV Series O		192,000	1,089,975
Grupo Financiero Inbursa S.A.B. de CV Series O		183,000	359,306
Grupo Financiero Santander Mexico S.A.B. de CV		134,900	247,224
Grupo Lala S.A.B. de CV		45,000	120,342
Grupo Mexico SA de CV Series B		297,424	756,497
Grupo Televisa SA de CV		188,900	1,100,814
Industrias Penoles SA de CV		10,000	156,324
Kimberly-Clark de Mexico SA de CV Series A		116,800	276,442
Mexichem S.A.B. de CV		80,621	203,513
OHL Mexico S.A.B. de CV (a)		56,800	92,374
Promotora y Operadora de Infraestructura S.A.B. de CV		18,210	230,940
Wal-Mart de Mexico SA de CV Series V		402,900	996,440

TOTAL MEXICO			12,533,371

Netherlands - 2.5%
AEGON NV		140,424	807,345
AerCap Holdings NV (a)		6,695	267,867
Airbus Group NV		45,310	2,833,288
Akzo Nobel NV		19,000	1,349,886
Altice NV:
Class A (a)		27,287	413,996
Class B (a)		8,843	135,127
ASML Holding NV (Netherlands)		26,599	2,570,946
CNH Industrial NV		73,588	564,555
Ferrari NV		9,799	441,184
Fiat Chrysler Automobiles NV		69,780	560,110
Gemalto NV		6,257	406,948
Heineken Holding NV		7,859	648,734
Heineken NV (Bearer)		17,613	1,650,732
ING Groep NV (Certificaten Van Aandelen)		296,968	3,636,762
Koninklijke Ahold NV		63,831	1,388,704
Koninklijke Boskalis Westminster NV		6,660	277,626
Koninklijke DSM NV		13,950	856,203
Koninklijke KPN NV		245,722	965,603
Koninklijke Philips Electronics NV		72,945	2,004,424
Mobileye NV (a)(b)		6,184	235,920
NN Group NV		24,369	844,367
NXP Semiconductors NV (a)		10,420	888,618
OCI NV (a)		6,554	129,568
QIAGEN NV (Germany) (a)		16,627	372,588
Randstad Holding NV		9,669	519,308
RELX NV		75,995	1,275,250
STMicroelectronics NV		50,706	311,762
TNT Express NV		35,813	325,068
Unilever NV (Certificaten Van Aandelen) (Bearer)		124,922	5,487,804
Vopak NV		5,613	304,937
Wolters Kluwer NV		23,130	880,229

TOTAL NETHERLANDS			33,355,459

New Zealand - 0.1%
Auckland International Airport Ltd.		71,871	308,631
Contact Energy Ltd.		54,488	193,275
Fletcher Building Ltd.		51,993	302,776
Meridian Energy Ltd.		98,038	181,406
Mighty River Power Ltd.		51,322	108,223
Ryman Healthcare Group Ltd.		28,928	180,377
Spark New Zealand Ltd.		137,670	356,635

TOTAL NEW ZEALAND			1,631,323

Norway - 0.4%
DNB ASA		75,067	961,196
Gjensidige Forsikring ASA		14,851	254,346
Norsk Hydro ASA		104,663	455,387
Orkla ASA		63,280	552,430
Schibsted ASA:
(A Shares)		6,078	177,316
(B Shares)		6,771	192,488
Statoil ASA		85,485	1,504,647
Telenor ASA		57,578	991,115
Yara International ASA		13,541	542,188

TOTAL NORWAY			5,631,113

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		106,838	571,077
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)		13,740	139,461
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		149,570	211,150
Aboitiz Power Corp.		118,800	113,407
Alliance Global Group, Inc.		146,200	45,071
Ayala Corp.		16,590	271,944
Ayala Land, Inc.		558,400	411,365
Bank of the Philippine Islands (BPI)		56,221	108,175
BDO Unibank, Inc.		129,853	276,077
DMCI Holdings, Inc.		290,950	77,199
Globe Telecom, Inc.		2,400	111,951
GT Capital Holdings, Inc.		6,420	186,587
International Container Terminal Services, Inc.		35,990	49,736
JG Summit Holdings, Inc.		190,390	329,899
Jollibee Food Corp.		31,360	153,083
Megaworld Corp.		831,800	66,671
Metro Pacific Investments Corp.		949,900	117,134
Metropolitan Bank & Trust Co.		22,266	38,463
Philippine Long Distance Telephone Co.		7,715	281,160
PNOC Energy Development Corp.		840,100	105,202
Robinsons Land Corp.		121,000	69,716
SM Investments Corp.		12,272	246,301
SM Prime Holdings, Inc.		655,500	315,660
Universal Robina Corp.		66,590	295,043

TOTAL PHILIPPINES			3,880,994

Poland - 0.3%
Alior Bank SA (a)		3,809	68,876
Bank Handlowy w Warszawie SA		2,478	48,048
Bank Millennium SA (a)		45,556	59,676
Bank Polska Kasa Opieki SA		10,282	418,208
Bank Zachodni WBK SA		2,591	180,225
BRE Bank SA		1,108	93,820
Cyfrowy Polsat SA (a)		14,579	92,738
ENEA SA		16,272	50,304
Energa SA		15,329	49,959
Eurocash SA		6,185	88,312
Grupa Lotos SA (a)		6,529	50,768
KGHM Polska Miedz SA (Bearer)		10,723	208,900
LPP SA		95	140,136
NG2 SA		1,713	76,294
Polish Oil & Gas Co. SA		144,848	192,779
Polska Grupa Energetyczna SA		68,349	236,010
Polski Koncern Naftowy Orlen SA		24,226	436,353
Powszechna Kasa Oszczednosci Bank SA (a)		66,499	426,143
Powszechny Zaklad Ubezpieczen SA		42,951	388,443
Synthos SA		39,219	41,819
Tauron Polska Energia SA		77,759	60,301
Telekomunikacja Polska SA		47,985	78,195
Zaklady Azotowe w Tarnowie-Moscicach SA (a)		3,307	75,290

TOTAL POLAND			3,561,597

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)(b)		2,997,428	132,826
Banco Espirito Santo SA (Reg.) (a)		82,039	1
Energias de Portugal SA		180,413	641,230
Galp Energia SGPS SA Class B		34,912	479,512
Jeronimo Martins SGPS SA		18,966	310,336

TOTAL PORTUGAL			1,563,905

Qatar - 0.2%
Barwa Real Estate Co. (a)		7,249	67,314
Commercial Bank of Qatar (a)		11,874	124,941
Doha Bank (a)		9,380	94,962
Ezdan Holding Group (a)		63,021	318,576
Industries Qatar QSC (a)		11,571	333,788
Masraf al Rayan (a)		29,386	276,107
Qatar Electricity & Water Co. (a)		2,052	117,711
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		22,821	145,143
Qatar Insurance Co. SAQ (a)		8,049	176,685
Qatar Insurance Co. SAQ rights 5/1/16 (a)		1,047	8,601
Qatar Islamic Bank (a)		4,400	118,707
Qatar National Bank SAQ		16,378	647,939
Qatar Telecom (Qtel) Q.S.C. (a)		5,899	148,614
Vodafone Qatar QSC (a)		24,990	82,387

TOTAL QATAR			2,661,475

Russia - 0.8%
Alrosa Co. Ltd. (a)		135,000	154,024
Gazprom OAO (a)		280,000	729,512
Gazprom OAO sponsored ADR (Reg. S)		312,888	1,617,005
Lukoil PJSC (a)		11,945	507,509
Lukoil PJSC sponsored ADR		27,160	1,151,177
Magnit OJSC GDR (Reg. S)		20,078	694,699
Megafon OJSC GDR		7,056	81,144
MMC Norilsk Nickel PJSC (a)		1,200	174,315
MMC Norilsk Nickel PJSC sponsored ADR		31,093	458,622
Mobile TeleSystems OJSC sponsored ADR		40,665	376,558
Moscow Exchange MICEX-RTS OAO (a)		85,675	135,114
NOVATEK OAO GDR (Reg. S)		7,092	680,832
Rosneft Oil Co. OJSC (a)		28,000	151,731
Rosneft Oil Co. OJSC GDR (Reg. S)		60,215	328,774
Rostelecom PJSC (a)		20,000	30,414
Rostelecom PJSC sponsored ADR		6,231	55,954
RusHydro PJSC (a)		1,700,000	18,115
RusHydro PJSC ADR		71,112	72,534
Sberbank of Russia (a)		241,860	461,741
Sberbank of Russia sponsored ADR		145,963	1,170,039
Severstal PAO GDR (Reg. S)		15,206	176,694
Sistema JSFC sponsored GDR		12,822	94,242
Surgutneftegas OJSC sponsored ADR		70,387	372,347
Tatneft PAO (a)		33,000	173,706
Tatneft PAO sponsored ADR		12,317	386,138
VTB Bank OJSC (a)		120,000,000	129,777
VTB Bank OJSC sponsored GDR (Reg. S)		136,025	291,366

TOTAL RUSSIA			10,674,083

Singapore - 0.9%
Ascendas Real Estate Investment Trust		159,100	291,026
CapitaCommercial Trust (REIT)		158,400	168,429
CapitaLand Ltd.		194,600	450,017
CapitaMall Trust		188,900	290,756
City Developments Ltd.		33,400	207,128
ComfortDelgro Corp. Ltd.		158,300	340,177
DBS Group Holdings Ltd.		135,691	1,541,702
Global Logistic Properties Ltd.		250,400	356,557
Hutchison Port Holdings Trust		422,100	187,835
Jardine Cycle & Carriage Ltd.		9,000	258,453
Keppel Corp. Ltd.		113,600	456,140
Oversea-Chinese Banking Corp. Ltd.		238,238	1,553,591
Sembcorp Industries Ltd.		72,800	156,443
Sembcorp Marine Ltd.		59,700	74,134
Singapore Airlines Ltd.		42,100	360,003
Singapore Exchange Ltd.		61,100	342,107
Singapore Press Holdings Ltd.		122,000	368,309
Singapore Technologies Engineering Ltd.		119,100	285,163
Singapore Telecommunications Ltd.		612,700	1,758,577
StarHub Ltd.		46,500	114,448
Suntec (REIT)		183,700	230,163
United Overseas Bank Ltd.		99,447	1,375,406
UOL Group Ltd.		36,226	165,392
Wilmar International Ltd.		151,300	417,387
Yangzijiang Shipbuilding Holdings Ltd.		162,500	119,623

TOTAL SINGAPORE			11,868,966

South Africa - 1.5%
African Bank Investments Ltd. (a)		42,096	0
Anglo American Platinum Ltd. (a)		3,964	114,499
AngloGold Ashanti Ltd. (a)		30,747	499,832
Aspen Pharmacare Holdings Ltd.		26,806	631,733
Barclays Africa Group Ltd.		25,206	255,508
Barloworld Ltd.		15,676	90,652
Bidvest Group Ltd.		25,007	634,659
Capitec Bank Holdings Ltd.		2,583	107,248
Coronation Fund Managers Ltd.		16,851	87,633
Discovery Ltd.		26,502	236,848
Exxaro Resources Ltd.		10,515	66,295
FirstRand Ltd.		260,269	836,466
Fortress Income Fund Ltd.:
Class A		85,318	95,895
Class B		45,501	120,183
Foschini Ltd.		15,440	165,569
Gold Fields Ltd.		57,618	266,579
Growthpoint Properties Ltd.		181,340	320,381
Hyprop Investments Ltd.		18,469	159,413
Impala Platinum Holdings Ltd. (a)		45,763	189,671
Imperial Holdings Ltd.		13,755	144,002
Investec Ltd.		18,024	139,011
Liberty Holdings Ltd.		8,636	84,872
Life Healthcare Group Holdings Ltd.		71,526	187,869
Massmart Holdings Ltd.		8,141	69,839
MMI Holdings Ltd.		82,783	137,649
Mondi Ltd.		9,250	177,706
Mr Price Group Ltd.		17,889	227,243
MTN Group Ltd.		127,909	1,339,016
Naspers Ltd. Class N		30,633	4,203,157
Nedbank Group Ltd.		14,717	188,263
Netcare Ltd.		78,283	199,402
Pick 'n Pay Stores Ltd.		18,178	94,330
Pioneer Foods Ltd.		9,523	111,244
PSG Group Ltd.		6,612	92,316
Rand Merchant Insurance Holdings Ltd.		50,527	151,170
Redefine Properties Ltd.		334,752	289,008
Remgro Ltd.		37,853	679,667
Resilient Property Income Fund Ltd.		22,178	211,727
RMB Holdings Ltd.		52,601	214,650
Sanlam Ltd.		131,393	636,878
Sappi Ltd. (a)		39,984	173,303
Sasol Ltd.		42,646	1,394,957
Shoprite Holdings Ltd.		36,162	434,978
Sibanye Gold Ltd.		55,822	213,669
Spar Group Ltd.		14,950	223,432
Standard Bank Group Ltd.		94,269	845,790
Steinhoff International Holdings NV (South Africa)		223,706	1,398,000
Telkom SA Ltd.		17,340	69,042
Tiger Brands Ltd.		13,092	323,868
Truworths International Ltd.		33,318	248,822
Tsogo Sun Holdings Ltd.		28,032	52,420
Vodacom Group Ltd.		29,537	343,399
Woolworths Holdings Ltd.		74,962	482,413

TOTAL SOUTH AFRICA			20,662,176

Spain - 2.3%
Abertis Infraestructuras SA		40,388	680,976
ACS Actividades de Construccion y Servicios SA		14,948	494,230
Aena SA (a)		5,238	747,022
Amadeus IT Holding SA Class A		33,533	1,525,895
Banco Bilbao Vizcaya Argentaria SA		499,600	3,433,154
Banco de Sabadell SA		396,768	758,259
Banco Popular Espanol SA		136,579	371,426
Banco Santander SA (Spain)		1,108,245	5,610,231
Bankia SA		344,340	320,555
Bankinter SA		52,689	401,567
CaixaBank SA		201,328	607,750
Distribuidora Internacional de Alimentacion SA		45,798	254,129
Enagas SA		16,248	494,980
Endesa SA		24,779	520,223
Ferrovial SA		36,686	789,317
Gas Natural SDG SA		27,156	564,840
Grifols SA		22,595	491,446
Iberdrola SA		420,599	2,994,135
Inditex SA		83,431	2,678,258
International Consolidated Airlines Group SA		57,602	442,902
International Consolidated Airlines Group SA CDI		3,400	26,082
MAPFRE SA (Reg.)		79,966	202,817
Red Electrica Corporacion SA		8,297	740,752
Repsol YPF SA		84,587	1,114,557
Telefonica SA		345,906	3,783,934
Zardoya Otis SA		13,553	143,860

TOTAL SPAIN			30,193,297

Sweden - 2.0%
Alfa Laval AB		22,069	347,918
ASSA ABLOY AB (B Shares)		76,901	1,612,628
Atlas Copco AB:
(A Shares)		51,381	1,329,561
(B Shares)		30,016	720,269
Boliden AB		21,412	373,289
Electrolux AB (B Shares)		18,816	545,938
Getinge AB (B Shares)		15,165	320,657
H&M Hennes & Mauritz AB (B Shares)		72,732	2,585,781
Hakon Invest AB		5,998	196,959
Hexagon AB (B Shares)		19,899	793,437
Husqvarna AB (B Shares)		30,745	245,027
Industrivarden AB (C Shares)		12,197	222,055
Investment AB Kinnevik (B Shares)		17,830	512,889
Investor AB (B Shares)		34,662	1,272,020
Lundin Petroleum AB (a)		16,527	309,529
Nordea Bank AB		232,768	2,259,433
Sandvik AB (b)		81,949	840,874
Securitas AB (B Shares)		24,486	386,631
Skandinaviska Enskilda Banken AB (A Shares)		116,515	1,112,852
Skanska AB (B Shares)		29,614	651,250
SKF AB (B Shares)		29,977	552,098
Svenska Cellulosa AB (SCA) (B Shares)		46,472	1,463,526
Svenska Handelsbanken AB (A Shares)		114,874	1,532,437
Swedbank AB (A Shares)		69,350	1,495,734
Swedish Match Co. AB		15,342	486,599
Tele2 AB (B Shares)		24,419	232,925
Telefonaktiebolaget LM Ericsson (B Shares)		233,412	1,891,200
TeliaSonera AB		198,998	950,329
Volvo AB (B Shares)		118,128	1,382,741

TOTAL SWEDEN			26,626,586

Switzerland - 6.3%
ABB Ltd. (Reg.)		168,415	3,565,392
Actelion Ltd.		7,906	1,277,421
Adecco SA (Reg.)		12,772	822,132
Aryzta AG		6,498	252,320
Baloise Holdings AG		3,788	468,712
Barry Callebaut AG		168	197,369
Coca-Cola HBC AG		15,755	322,286
Compagnie Financiere Richemont SA Series A		40,035	2,669,545
Credit Suisse Group AG		138,068	2,101,183
Dufry AG (a)		3,162	415,975
Ems-Chemie Holding AG		644	318,375
Galenica AG		293	428,214
Geberit AG (Reg.)		2,893	1,110,697
Givaudan SA		706	1,390,952
Julius Baer Group Ltd.		17,300	741,405
Kuehne & Nagel International AG		4,138	596,134
Lafargeholcim Ltd. (Reg.)		35,029	1,773,542
Lindt & Spruengli AG		8	585,343
Lindt & Spruengli AG (participation certificate)		74	452,809
Lonza Group AG		4,107	683,287
Nestle SA		244,332	18,236,876
Novartis AG		174,525	13,281,747
Pargesa Holding SA		2,462	171,054
Partners Group Holding AG		1,244	512,228
Roche Holding AG (participation certificate)		53,852	13,625,053
Schindler Holding AG:
(participation certificate)		3,343	608,800
(Reg.)		1,560	286,697
SGS SA (Reg.)		419	922,036
Sika AG		165	702,278
Sonova Holding AG Class B		4,143	553,667
Sulzer AG (Reg.)		1,747	159,439
Swatch Group AG (Bearer)		2,338	797,682
Swatch Group AG (Bearer) (Reg.)		3,956	264,338
Swiss Life Holding AG		2,487	627,648
Swiss Prime Site AG		5,146	450,872
Swiss Re Ltd.		26,904	2,386,668
Swisscom AG		1,974	1,001,096
Syngenta AG (Switzerland)		7,119	2,849,678
UBS Group AG		280,643	4,856,326
Zurich Insurance Group AG		11,534	2,588,049

TOTAL SWITZERLAND			85,055,325

Taiwan - 2.4%
Acer, Inc. (a)		217,288	77,355
Advanced Semiconductor Engineering, Inc.		479,916	461,077
Advantech Co. Ltd.		23,994	169,354
Asia Cement Corp.		195,466	173,967
Asia Pacific Telecom Co. Ltd. (a)		140,000	44,857
ASUSTeK Computer, Inc.		55,000	482,695
AU Optronics Corp.		640,000	182,854
Catcher Technology Co. Ltd.		52,000	365,415
Cathay Financial Holding Co. Ltd.		633,285	710,664
Chang Hwa Commercial Bank		345,543	180,243
Cheng Shin Rubber Industry Co. Ltd.		123,899	257,364
Chicony Electronics Co. Ltd.		36,326	87,152
China Airlines Ltd. (a)		191,490	62,540
China Development Finance Holding Corp.		1,089,800	277,654
China Life Insurance Co. Ltd.		236,018	177,910
China Steel Corp.		921,426	646,079
Chinatrust Financial Holding Co. Ltd.		1,197,055	607,736
Chunghwa Telecom Co. Ltd.		291,000	981,921
Compal Electronics, Inc.		348,000	204,687
Delta Electronics, Inc.		150,621	699,413
E.SUN Financial Holdings Co. Ltd.		568,331	314,928
ECLAT Textile Co. Ltd.		14,452	164,863
EVA Airways Corp. (a)		141,652	70,162
Evergreen Marine Corp. (Taiwan)		125,720	46,314
Far Eastern Textile Ltd.		262,664	196,370
Far EasTone Telecommunications Co. Ltd.		122,000	274,947
Feng Tay Enterprise Co. Ltd.		22,390	96,344
First Financial Holding Co. Ltd.		699,792	342,281
Formosa Chemicals & Fibre Corp.		250,590	639,217
Formosa Petrochemical Corp.		87,000	246,971
Formosa Plastics Corp.		318,480	791,689
Formosa Taffeta Co. Ltd.		54,000	49,481
Foxconn Technology Co. Ltd.		66,827	137,779
Fubon Financial Holding Co. Ltd.		517,398	628,668
Giant Manufacturing Co. Ltd.		21,000	126,118
Hermes Microvision, Inc.		3,000	92,406
Highwealth Construction Corp.		56,480	84,800
HIWIN Technologies Corp.		14,633	64,325
Hon Hai Precision Industry Co. Ltd. (Foxconn)		1,104,080	2,635,191
Hotai Motor Co. Ltd.		19,000	187,630
HTC Corp.		49,000	124,991
Hua Nan Financial Holdings Co. Ltd.		478,615	231,877
Innolux Corp.		624,427	193,303
Inotera Memories, Inc. (a)		171,000	155,103
Inventec Corp.		172,280	113,865
Largan Precision Co. Ltd.		8,000	562,177
Lite-On Technology Corp.		156,062	189,866
MediaTek, Inc.		114,970	818,596
Mega Financial Holding Co. Ltd.		850,246	602,750
Merida Industry Co. Ltd.		15,300	62,757
Nan Ya Plastics Corp.		367,780	719,552
Novatek Microelectronics Corp.		43,000	150,419
OBI Pharma, Inc. (a)		8,000	94,233
Pegatron Corp.		149,000	315,039
Phison Electronics Corp.		10,000	83,429
Pou Chen Corp.		164,000	206,631
Powertech Technology, Inc.		50,000	101,229
President Chain Store Corp.		43,000	304,167
Quanta Computer, Inc.		207,000	333,220
Radiant Opto-Electronics Corp.		33,241	47,902
Realtek Semiconductor Corp.		34,090	95,401
Ruentex Development Co. Ltd.		62,687	70,638
Ruentex Industries Ltd.		38,015	53,075
Shin Kong Financial Holding Co. Ltd.		611,331	123,580
Siliconware Precision Industries Co. Ltd.		163,000	240,969
Simplo Technology Co. Ltd.		20,200	68,161
Sinopac Holdings Co.		783,484	231,870
Standard Foods Corp.		26,238	63,599
Synnex Technology International Corp.		100,000	99,217
Taishin Financial Holdings Co. Ltd.		592,541	223,787
Taiwan Business Bank		312,771	80,558
Taiwan Cement Corp.		256,000	260,731
Taiwan Cooperative Financial Holding Co. Ltd.		579,287	255,544
Taiwan Fertilizer Co. Ltd.		63,000	85,520
Taiwan Mobile Co. Ltd.		127,600	420,685
Taiwan Semiconductor Manufacturing Co. Ltd.		1,889,000	8,665,331
TECO Electric & Machinery Co. Ltd.		140,000	110,516
Transcend Information, Inc.		15,000	42,117
Unified-President Enterprises Corp.		376,080	677,580
United Microelectronics Corp.		955,000	353,722
Vanguard International Semiconductor Corp.		62,000	94,911
Wistron Corp.		179,522	106,147
WPG Holding Co. Ltd.		108,000	115,345
Yuanta Financial Holding Co. Ltd.		725,372	239,148
Yulon Motor Co. Ltd.		70,000	61,542

TOTAL TAIWAN			32,292,221

Thailand - 0.5%
Advanced Info Service PCL		4,500	20,103
Advanced Info Service PCL (For. Reg.)		77,100	344,433
Airports of Thailand PCL (For. Reg.)		32,400	363,711
Bangkok Bank PCL		18,400	87,469
Bangkok Bank PCL (For. Reg.)		21,000	99,828
Bangkok Dusit Medical Services PCL (For. Reg.)		284,100	193,631
Bangkok Expressway and Metro PCL		493,400	84,070
Banpu PCL:
rights 5/31/16 (a)		36,050	8,052
(For. Reg.)		72,100	26,428
BEC World PCL (For. Reg.)		72,900	54,278
BTS Group Holdings PCL		271,600	71,556
BTS Group Holdings PCL		201,600	53,113
Bumrungrad Hospital PCL (For. Reg.)		26,400	153,471
C.P. ALL PCL		15,200	19,914
C.P. ALL PCL (For. Reg.)		325,600	426,581
Central Pattana PCL (For. Reg.)		99,500	150,304
Charoen Pokphand Foods PCL (For. Reg.)		227,800	155,259
Delta Electronics PCL (For. Reg.)		36,600	75,464
Energy Absolute PCL		76,400	46,601
Glow Energy PCL (For. Reg.)		37,000	93,771
Home Product Center PCL (For. Reg.)		288,167	66,430
Indorama Ventures PCL (For. Reg.)		103,100	84,145
IRPC PCL (For. Reg.)		703,900	102,803
Kasikornbank PCL		46,300	221,423
Kasikornbank PCL (For. Reg.)		89,700	428,978
Krung Thai Bank PCL (For. Reg.)		253,955	127,268
Minor International PCL (For. Reg.)		127,070	135,549
PTT Exploration and Production PCL (For. Reg.)		102,444	220,759
PTT Global Chemical PCL		11,000	19,688
PTT Global Chemical PCL (For. Reg.)		152,639	273,194
PTT PCL		2,300	20,023
PTT PCL (For. Reg.)		75,200	654,662
Siam Cement PCL		1,500	21,048
Siam Cement PCL (For. Reg.)		30,000	420,962
Siam Commercial Bank PCL		5,300	20,262
Siam Commercial Bank PCL (For. Reg.)		115,300	440,795
Thai Oil PCL (For. Reg.)		59,100	111,701
Thai Union Frozen Products PCL (For. Reg.)		139,900	82,930
TMB PCL (For. Reg.)		950,300	62,047
True Corp. PCL:
rights 6/22/16 (a)		216,076	0
(For. Reg.)		643,136	137,210

TOTAL THAILAND			6,179,914

Turkey - 0.3%
Akbank T.A.S.		172,943	531,562
Anadolu Efes Biracilik Ve Malt Sanayii A/S		15,621	122,824
Arcelik A/S		17,722	119,012
Bim Birlesik Magazalar A/S JSC		16,775	369,314
Coca-Cola Icecek Sanayi A/S		5,798	85,043
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		145,747	156,790
Enka Insaat ve Sanayi A/S		39,767	69,073
Eregli Demir ve Celik Fabrikalari T.A.S.		106,331	177,472
Ford Otomotiv Sanayi A/S		4,989	67,043
Haci Omer Sabanci Holding A/S		69,035	249,197
Koc Holding A/S		47,798	249,923
Petkim Petrokimya Holding A/S		44,215	64,948
TAV Havalimanlari Holding A/S		12,059	70,294
Tofas Turk Otomobil Fabrikasi A/S		8,947	70,796
Tupras Turkiye Petrol Rafinelleri A/S		9,563	252,404
Turk Hava Yollari AO (a)		49,702	122,567
Turk Sise ve Cam Fabrikalari A/S		50,078	69,980
Turk Telekomunikasyon A/S		34,321	82,920
Turkcell Iletisim Hizmet A/S		70,865	306,662
Turkiye Garanti Bankasi A/S		174,743	537,897
Turkiye Halk Bankasi A/S		48,572	186,615
Turkiye Is Bankasi A/S Series C		117,114	205,515
Turkiye Vakiflar Bankasi TAO		54,793	96,740
Ulker Biskuvi Sanayi A/S		11,695	93,125
Yapi ve Kredi Bankasi A/S		65,760	100,591

TOTAL TURKEY			4,458,307

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)		155,021	278,564
Aldar Properties PJSC (a)		259,022	191,821
Arabtec Holding Co. (a)		166,891	74,065
DP World Ltd.		12,731	240,616
Dubai Financial Market PJSC (a)		147,549	61,464
Dubai Islamic Bank Pakistan Ltd. (a)		78,004	124,453
Emaar Malls Group PJSC (a)		145,376	114,784
Emaar Properties PJSC		266,411	493,233
Emirates Telecommunications Corp.		134,533	692,280
First Gulf Bank PJSC		66,651	235,000
National Bank of Abu Dhabi PJSC (a)		49,662	120,068

TOTAL UNITED ARAB EMIRATES			2,626,348

United Kingdom - 12.7%
3i Group PLC		75,426	521,948
Aberdeen Asset Management PLC		73,249	319,692
Admiral Group PLC		16,573	449,684
Aggreko PLC		19,290	306,377
Anglo American PLC (United Kingdom)		107,745	1,201,833
Antofagasta PLC		29,698	209,676
ARM Holdings PLC		108,074	1,483,409
Ashtead Group PLC		38,186	506,344
Associated British Foods PLC		27,310	1,222,659
AstraZeneca PLC (United Kingdom)		96,992	5,564,682
Auto Trader Group PLC		71,738	393,075
Aviva PLC		310,790	1,969,006
Babcock International Group PLC		21,319	295,149
BAE Systems PLC		242,574	1,692,356
Barclays PLC		1,290,185	3,239,343
Barratt Developments PLC		78,002	606,904
Berkeley Group Holdings PLC		9,752	426,762
BHP Billiton PLC		162,446	2,219,742
BP PLC		1,372,724	7,562,860
BP PLC sponsored ADR		5,315	178,478
British American Tobacco PLC (United Kingdom)		142,894	8,712,546
British Land Co. PLC		75,875	797,118
BT Group PLC		648,872	4,206,034
Bunzl PLC		25,819	769,222
Burberry Group PLC		34,652	602,012
Capita Group PLC		51,310	750,466
Carnival PLC		14,578	727,134
Carphone Warehouse Group PLC		74,138	460,605
Centrica PLC		390,382	1,359,849
Cobham PLC		91,161	205,128
Compass Group PLC		125,696	2,238,443
Croda International PLC		10,549	464,106
Diageo PLC		192,688	5,209,531
Direct Line Insurance Group PLC		106,161	561,369
easyJet PLC		11,772	253,366
Fresnillo PLC		16,673	271,146
G4S PLC (United Kingdom)		117,784	324,237
GKN PLC		129,743	528,343
GlaxoSmithKline PLC		373,110	7,974,277
Hammerson PLC		62,780	536,168
Hargreaves Lansdown PLC		19,587	368,047
HSBC Holdings PLC (United Kingdom)		1,501,907	9,952,951
ICAP PLC		41,846	286,456
IMI PLC		20,342	277,907
Imperial Tobacco Group PLC		73,540	3,995,639
Inmarsat PLC		34,969	474,928
InterContinental Hotel Group PLC		18,260	729,762
Intertek Group PLC		12,486	594,204
Intu Properties PLC		70,265	312,418
Investec PLC		41,993	320,903
ITV PLC		294,846	970,194
J Sainsbury PLC		104,244	440,041
Johnson Matthey PLC		14,651	618,029
Kingfisher PLC		176,154	938,500
Land Securities Group PLC		61,211	1,012,443
Legal & General Group PLC		457,312	1,490,757
Lloyds Banking Group PLC		4,379,046	4,298,082
London Stock Exchange Group PLC		24,087	954,833
Marks & Spencer Group PLC		125,875	780,807
Mediclinic International PLC		15,488	204,490
Mediclinic International PLC		12,182	161,088
Meggitt PLC		58,529	351,229
Merlin Entertainments PLC		53,264	335,822
Mondi PLC		27,759	530,526
National Grid PLC		286,730	4,091,237
Next PLC		11,222	833,789
Old Mutual PLC		378,722	1,026,501
Pearson PLC		63,391	746,967
Persimmon PLC		23,800	690,987
Provident Financial PLC		11,145	474,531
Prudential PLC		197,392	3,896,426
Reckitt Benckiser Group PLC		48,839	4,757,841
RELX PLC		84,859	1,500,300
Rexam PLC		52,243	477,093
Rio Tinto PLC		95,422	3,201,055
Rolls-Royce Group PLC		141,197	1,381,245
Royal Bank of Scotland Group PLC (a)		267,070	898,516
Royal Dutch Shell PLC:
Class A (Netherlands)		22,876	604,335
Class A (United Kingdom)		273,702	7,169,131
Class A sponsored ADR		2,748	145,342
Class B (United Kingdom)		304,424	7,992,611
Royal Mail PLC		69,455	494,126
RSA Insurance Group PLC		78,462	526,334
SABMiller PLC		74,234	4,539,344
Sage Group PLC		83,568	722,864
Schroders PLC		9,782	359,325
Scottish & Southern Energy PLC		77,218	1,706,021
Segro PLC		55,841	340,810
Severn Trent PLC		18,333	596,552
SKY PLC		79,221	1,086,349
Smith & Nephew PLC		68,858	1,166,062
Smiths Group PLC		30,676	496,630
Sports Direct International PLC (a)		19,653	110,614
St. James's Place Capital PLC		39,628	502,014
Standard Chartered PLC (United Kingdom)		251,554	2,029,288
Standard Life PLC		152,436	726,329
Tate & Lyle PLC		34,827	299,218
Taylor Wimpey PLC		252,907	681,053
Tesco PLC (a)		625,213	1,571,810
The Weir Group PLC		16,084	282,014
Travis Perkins PLC		18,725	505,613
Unilever PLC		98,265	4,385,648
United Utilities Group PLC		51,471	706,568
Vodafone Group PLC		2,009,098	6,472,988
Vodafone Group PLC sponsored ADR		2,563	83,913
Whitbread PLC		14,082	796,699
William Hill PLC		66,342	303,118
WM Morrison Supermarkets PLC		167,285	467,103
Worldpay Group PLC (a)		110,267	430,020

TOTAL UNITED KINGDOM			169,997,469

United States of America - 0.0%
Southern Copper Corp.		11,741	348,355
TOTAL COMMON STOCKS
(Cost $1,311,065,353)			1,279,010,297

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.6%
Banco Bradesco SA (PN)		214,468	1,615,097
Braskem SA (PN-A)		11,400	81,375
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		16,700	62,202
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		11,700	172,170
Companhia Energetica de Minas Gerais (CEMIG) (PN)		55,787	111,112
Companhia Energetica de Sao Paulo Series B		13,800	57,780
Companhia Paranaense de Energia-Copel (PN-B)		7,500	61,736
Gerdau SA (PN)		61,800	140,338
Itau Unibanco Holding SA		233,738	2,233,908
Itausa-Investimentos Itau SA (PN)		275,572	693,888
Lojas Americanas SA (PN)		45,836	213,637
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		301,800	897,700
Suzano Papel e Celulose SA		27,100	103,459
Telefonica Brasil SA		29,800	367,036
Vale SA (PN-A)		148,700	680,537

TOTAL BRAZIL			7,491,975

Chile - 0.0%
Embotelladora Andina SA Class B		19,449	65,971
Sociedad Quimica y Minera de Chile SA (PN-B)		7,138	152,986

TOTAL CHILE			218,957

Colombia - 0.0%
Bancolombia SA (PN)		31,892	303,169
Grupo Aval Acciones y Valores SA		263,925	110,251
Grupo de Inversiones Suramerica SA		8,740	116,587

TOTAL COLOMBIA			530,007

France - 0.1%
Air Liquide SA (a)		7,316	829,341
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		4,352	345,589
Fuchs Petrolub AG		5,143	219,983
Henkel AG & Co. KGaA		13,556	1,547,263
Porsche Automobil Holding SE (Germany)		11,926	666,225
Volkswagen AG		14,314	2,072,547

TOTAL GERMANY			4,851,607

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		453,648	355,823
Korea (South) - 0.2%
AMOREPACIFIC Corp.		640	127,087
Hyundai Motor Co.		1,797	152,773
Hyundai Motor Co. Series 2		2,927	255,227
LG Chemical Ltd.		576	99,295
Samsung Electronics Co. Ltd.		1,577	1,435,670

TOTAL KOREA (SOUTH)			2,070,052

Russia - 0.0%
AK Transneft OAO (a)		115	355,444
Surgutneftegas OJSC (a)		411,433	266,737

TOTAL RUSSIA			622,181

United Kingdom - 0.0%
Rolls-Royce Group PLC		10,024,987	14,648
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $20,255,581)			16,984,591
		Principal Amount(d)

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	13,438

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.43% to 0.47% 8/18/16 to 3/2/17 (Cost $2,494,935)(e)		$2,500,000	2,496,257
		Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.38% (f)		16,337,709	16,337,709
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)		5,830,129	5,830,129
TOTAL MONEY MARKET FUNDS
(Cost $22,167,838)			22,167,838
TOTAL INVESTMENT PORTFOLIO - 98.5%
(Cost $1,355,997,666)			1,320,672,421
NET OTHER ASSETS (LIABILITIES) - 1.5%			20,444,520
NET ASSETS - 100%			$1,341,116,941

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
389 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2016	32,323,955	$664,230
232 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	9,725,440	297,978
24 TME S&P/TSX 60 Index Contracts (Canada)	June 2016	3,112,903	63,817
TOTAL FUTURES CONTRACTS			$1,026,025

The face value of futures purchased as a percentage of Net Assets is 3.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $42,377,614.

Currency Abbreviations

INR – Indian rupee

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,796 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,042,015.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,099
Fidelity Securities Lending Cash Central Fund	103,648
Total	$143,747

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$149,949,167	$82,603,811	$67,345,356	$--
Consumer Staples	143,047,992	80,637,144	62,317,092	93,756
Energy	88,065,330	40,502,738	47,562,592	--
Financials	335,337,764	188,525,169	146,439,813	372,782
Health Care	116,258,177	33,255,293	83,002,884	--
Industrials	148,175,928	77,960,592	70,215,336	--
Information Technology	105,148,727	43,888,371	61,260,355	1
Materials	95,911,714	63,996,538	31,915,176	--
Telecommunication Services	68,292,043	20,347,324	47,944,719	--
Utilities	45,808,046	20,339,985	25,468,061	--
Corporate Bonds	13,438	--	13,438	--
Government Obligations	2,496,257	--	2,496,257	--
Money Market Funds	22,167,838	22,167,838	--	--
Total Investments in Securities:	$1,320,672,421	$674,224,803	$645,981,079	$466,539
Derivative Instruments:
Assets
Futures Contracts	$1,026,025	$1,026,025	$--	$--
Total Assets	$1,026,025	$1,026,025	$--	$--
Total Derivative Instruments:	$1,026,025	$1,026,025	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$10,413,592
Level 2 to Level 1	$90,347,867

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,026,025	$0
Total Equity Risk	1,026,025	0
Total Value of Derivatives	$1,026,025	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Spartan® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,511,420) — See accompanying schedule: Unaffiliated issuers (cost $1,333,829,828)	$1,298,504,583
Fidelity Central Funds (cost $22,167,838)	22,167,838
Total Investments (cost $1,355,997,666)		$1,320,672,421
Foreign currency held at value (cost $6,011,552)		6,082,497
Receivable for fund shares sold		21,981,798
Dividends receivable		5,557,941
Interest receivable		9
Distributions receivable from Fidelity Central Funds		28,899
Receivable from investment adviser for expense reductions		155,308
Other receivables		15,075
Total assets		1,354,493,948
Liabilities
Payable to custodian bank	$1,424
Payable for investments purchased	5,696,654
Payable for fund shares redeemed	1,331,586
Accrued management fee	216,128
Payable for daily variation margin for derivative instruments	96,943
Other affiliated payables	48,319
Other payables and accrued expenses	155,824
Collateral on securities loaned, at value	5,830,129
Total liabilities		13,377,007
Net Assets		$1,341,116,941
Net Assets consist of:
Paid in capital		$1,374,568,566
Undistributed net investment income		11,753,542
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,737,075)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(34,468,092)
Net Assets		$1,341,116,941
Investor Class:
Net Asset Value, offering price and redemption price per share ($25,938,500 ÷ 2,397,412 shares)		$10.82
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($632,165,030 ÷ 58,424,664 shares)		$10.82
Institutional Class:
Net Asset Value, offering price and redemption price per share ($190,155,748 ÷ 17,569,830 shares)		$10.82
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($492,857,663 ÷ 45,516,079 shares)		$10.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$16,196,447
Interest		4,078
Income from Fidelity Central Funds		143,747
Income before foreign taxes withheld		16,344,272
Less foreign taxes withheld		(1,451,228)
Total income		14,893,044
Expenses
Management fee	$965,370
Transfer agent fees	264,725
Independent trustees' compensation	1,960
Miscellaneous	723
Total expenses before reductions	1,232,778
Expense reductions	(629,962)	602,816
Net investment income (loss)		14,290,228
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,448,284)
Foreign currency transactions	(13,525)
Futures contracts	2,059,036
Total net realized gain (loss)		(4,402,773)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $25,737)	13,303,206
Assets and liabilities in foreign currencies	48,699
Futures contracts	(17,254)
Total change in net unrealized appreciation (depreciation)		13,334,651
Net gain (loss)		8,931,878
Net increase (decrease) in net assets resulting from operations		$23,222,106

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,290,228	$22,389,065
Net realized gain (loss)	(4,402,773)	(4,959,232)
Change in net unrealized appreciation (depreciation)	13,334,651	(66,085,594)
Net increase (decrease) in net assets resulting from operations	23,222,106	(48,655,761)
Distributions to shareholders from net investment income	(19,754,957)	(17,402,635)
Distributions to shareholders from net realized gain	–	(622,793)
Total distributions	(19,754,957)	(18,025,428)
Share transactions - net increase (decrease)	485,282,080	189,357,812
Redemption fees	35,015	107,182
Total increase (decrease) in net assets	488,784,244	122,783,805
Net Assets
Beginning of period	852,332,697	729,548,892
End of period (including undistributed net investment income of $11,753,542 and undistributed net investment income of $17,218,271, respectively)	$1,341,116,941	$852,332,697

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Global ex U.S. Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$12.28	$12.44	$10.54	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.31	.37C	.29	.29	.03
Net realized and unrealized gain (loss)	(.40)D	(.98)	(.32)	1.76	.18	.06
Total from investment operations	(.25)	(.67)	.05	2.05	.47	.09
Distributions from net investment income	(.25)	(.28)	(.18)	(.15)	–	–
Distributions from net realized gain	–	(.01)	(.03)	(.01)	(.03)	–
Total distributions	(.25)	(.29)	(.21)	(.16)	(.03)	–
Redemption fees added to paid in capitalB	–E	–E	–E	.01	.01	–E
Net asset value, end of period	$10.82	$11.32	$12.28	$12.44	$10.54	$10.09
Total ReturnF,G	(2.15)%	(5.49)%	.46%	19.79%	4.81%	.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	.34%J	.34%	.34%	.34%	.34%	.34%J
Expenses net of fee waivers, if any	.21%J	.22%	.22%	.23%	.24%	.24%J
Expenses net of all reductions	.21%J	.22%	.22%	.23%	.24%	.24%J
Net investment income (loss)	2.85%J	2.66%	3.00%C	2.59%	2.88%	1.79%J
Supplemental Data
Net assets, end of period (000 omitted)	$25,939	$18,132	$15,309	$10,037	$25,552	$1,790
Portfolio turnover rateK	1%J,L	1%	1%	6%	7%	1%M

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Global ex U.S. Index Fund Fidelity Advantage Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$12.29	$12.44	$10.54	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.32	.38C	.30	.30	.03
Net realized and unrealized gain (loss)	(.40)D	(1.00)	(.31)	1.76	.17	.06
Total from investment operations	(.25)	(.68)	.07	2.06	.47	.09
Distributions from net investment income	(.25)	(.28)	(.19)	(.16)	–	–
Distributions from net realized gain	–	(.01)	(.03)	(.01)	(.03)	–
Total distributions	(.25)	(.29)	(.22)	(.17)	(.03)	–
Redemption fees added to paid in capitalB	–E	–E	–E	.01	.01	–E
Net asset value, end of period	$10.82	$11.32	$12.29	$12.44	$10.54	$10.09
Total ReturnF,G	(2.07)%	(5.53)%	.59%	19.88%	4.81%	.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	.28%J	.28%	.28%	.28%	.28%	.28%J
Expenses net of fee waivers, if any	.14%J	.17%	.18%	.18%	.18%	.18%J
Expenses net of all reductions	.14%J	.17%	.18%	.18%	.18%	.18%J
Net investment income (loss)	2.93%J	2.71%	3.04%C	2.64%	2.94%	1.86%J
Supplemental Data
Net assets, end of period (000 omitted)	$632,165	$563,796	$485,998	$281,895	$67,539	$17,715
Portfolio turnover rateK	1%J,L	1%	1%	6%	7%	1%M

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Global ex U.S. Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$12.29	$12.45	$10.55	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.33	.39C	.31	.30	.03
Net realized and unrealized gain (loss)	(.40)D	(.99)	(.33)	1.76	.18	.06
Total from investment operations	(.25)	(.66)	.06	2.07	.48	.09
Distributions from net investment income	(.26)	(.29)	(.20)	(.17)	–	–
Distributions from net realized gain	–	(.01)	(.03)	(.01)	(.03)	–
Total distributions	(.26)	(.30)	(.22)E	(.18)	(.03)	–
Redemption fees added to paid in capitalB	–F	–F	–F	.01	.01	–F
Net asset value, end of period	$10.82	$11.33	$12.29	$12.45	$10.55	$10.09
Total ReturnG,H	(2.14)%	(5.40)%	.56%	19.94%	4.91%	.90%
Ratios to Average Net AssetsI,J
Expenses before reductions	.23%K	.23%	.23%	.23%	.23%	.23%K
Expenses net of fee waivers, if any	.12%K	.13%	.13%	.13%	.13%	.13%K
Expenses net of all reductions	.12%K	.13%	.13%	.13%	.13%	.13%K
Net investment income (loss)	2.95%K	2.75%	3.09%C	2.69%	2.99%	1.91%K
Supplemental Data
Net assets, end of period (000 omitted)	$190,156	$182,432	$153,983	$66,248	$21,199	$7,567
Portfolio turnover rateL	1%K,M	1%	1%	6%	7%	1%N

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Global ex U.S. Index Fund Fidelity Advantage Institutional Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$12.30	$12.45	$10.56	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.33	.39C	.32	.30	.03
Net realized and unrealized gain (loss)	(.39)D	(1.00)	(.31)	1.74	.19	.06
Total from investment operations	(.24)	(.67)	.08	2.06	.49	.09
Distributions from net investment income	(.26)	(.29)	(.20)	(.17)	–	–
Distributions from net realized gain	–	(.01)	(.03)	(.01)	(.03)	–
Total distributions	(.26)	(.30)	(.23)	(.18)	(.03)	–
Redemption fees added to paid in capitalB	–E	–E	–E	.01	.01	–E
Net asset value, end of period	$10.83	$11.33	$12.30	$12.45	$10.56	$10.09
Total ReturnF,G	(2.03)%	(5.45)%	.67%	19.87%	5.01%	.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	.20%J	.20%	.20%	.19%	.20%	.20%J
Expenses net of fee waivers, if any	.09%J	.10%	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.09%J	.10%	.10%	.10%	.10%	.10%J
Net investment income (loss)	2.97%J	2.78%	3.12%C	2.72%	3.03%	1.94%J
Supplemental Data
Net assets, end of period (000 omitted)	$492,858	$87,972	$74,259	$62,884	$117	$7,568
Portfolio turnover rateK	1%J,L	1%	1%	6%	7%	1%M

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

In March 2016, the Board of Trustees approved a change in the name of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund to Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively, effective June 14, 2016. In addition, the Board of Trustees approved a change in the name of Fidelity Advantage Class and Fidelity Advantage Institutional Class to Premium Class and Institutional Premium Class, respectively, effective June 14, 2016.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Emerging Markets Index Fund	$651,899,521	$49,693,257	$(114,985,328)	$(65,292,071)
Spartan Global ex U.S. Index Fund	1,356,468,185	113,366,939	(149,162,703)	(35,795,764)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Spartan Emerging Markets Index Fund	$(9,147,945)	$(5,245,067)	$(14,393,012)	$(14,393,012)
Spartan Global ex U.S. Index Fund	(1,077,940)	(2,714,235)	(3,792,175)	(3,792,175)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Spartan Emerging Markets Index and Spartan Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$591,694	$(322,816)
Totals(a)	$591,694	$(322,816)
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$2,059,036	$(17,254)
Totals(a)	$2,059,036	$(17,254)

 (a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	74,830,089	6,715,871
Spartan Global ex U.S. Index Fund	203,327,481	6,313,402

Exchanges In-Kind. Investments received in-kind through subscriptions totaled $358,909,549 in exchange for 36,586,091 shares of the Spartan Global ex U.S. Index Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Spartan Global ex U.S. Index Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of.21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Emerging Markets Index Fund
Investor Class	$24,630
Fidelity Advantage Class	217,222
Institutional Class	9,295
$251,147
Spartan Global ex U.S. Index Fund
Investor Class	$15,356
Fidelity Advantage Class	223,745
Institutional Class	25,624
$264,725

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Emerging Markets Index Fund	$445
Spartan Global ex U.S. Index Fund	723

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Spartan Emerging Markets Index Fund	$92,695
Spartan Global ex U.S. Index Fund	103,648

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Emerging Markets Index Fund
Investor Class	.31%	$17,599
Fidelity Advantage Class	.20%	326,166
Institutional Class	.13%	46,617
Fidelity Advantage Institutional Class	.10%	167
Spartan Global ex U.S. Index Fund
Investor Class	.22%/.19%(a)	$13,772
Fidelity Advantage Class	.14%/.12%(a)	401,636
Institutional Class	.12%/.10%(a)	96,729
Fidelity Advantage Institutional Class	.10%/.07%(a)	117,818

 (a) Expense limitation effective April 1, 2016.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Emerging Markets Index Fund	$92
Spartan Global ex U.S. Index Fund	7

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
Spartan Emerging Markets Index Fund
From net investment income
Investor Class	$488,081	$296,140
Fidelity Advantage Class	9,746,166	6,143,576
Institutional Class	1,107,403	398,502
Fidelity Advantage Institutional Class	5,544	2,004
Total	$11,347,194	$6,840,222
Spartan Global ex U.S. Index Fund
From net investment income
Investor Class	$469,634	$339,065
Fidelity Advantage Class	13,089,736	11,676,970
Institutional Class	4,201,240	3,619,358
Fidelity Advantage Institutional Class	1,994,347	1,767,242
Total	$19,754,957	$17,402,635
From net realized gain
Investor Class	$–	$12,456
Fidelity Advantage Class	–	419,565
Institutional Class	–	129,205
Fidelity Advantage Institutional Class	–	61,567
Total	$–	$622,793

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	1,635,815	3,467,858	$12,488,826	$32,828,614
Reinvestment of distributions	57,696	28,242	430,181	258,412
Shares redeemed	(1,354,830)	(2,296,962)	(10,559,427)	(21,593,250)
Net increase (decrease)	338,681	1,199,138	$2,359,580	$11,493,776
Fidelity Advantage Class
Shares sold	14,353,570	33,393,241	$110,445,790	$313,985,682
Reinvestment of distributions	1,221,061	623,839	9,103,784	5,708,125
Shares redeemed	(9,421,178)	(13,175,749)	(73,694,812)	(119,741,823)
Net increase (decrease)	6,153,453	20,841,331	$45,854,762	$199,951,984
Institutional Class
Shares sold	4,662,587	5,662,144	$35,225,084	$50,281,128
Reinvestment of distributions	148,530	43,505	1,107,403	398,502
Shares redeemed	(1,246,714)	(1,939,513)	(9,628,494)	(18,612,103)
Net increase (decrease)	3,564,403	3,766,136	$26,703,993	$32,067,527
Fidelity Advantage Institutional Class
Shares sold	3,162	22,264	$23,554	$194,646
Reinvestment of distributions	744	219	5,544	2,004
Shares redeemed	(5,557)	(4,586)	(43,486)	(44,151)
Net increase (decrease)	(1,651)	17,897	$(14,388)	$152,499
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	1,430,691	1,513,135	$15,085,762	$17,845,320
Reinvestment of distributions	43,616	29,716	453,168	338,282
Shares redeemed	(679,243)	(1,186,759)	(7,130,038)	(14,048,442)
Net increase (decrease)	795,064	356,092	$8,408,892	$4,135,160
Fidelity Advantage Class
Shares sold	16,791,311	27,293,753	$174,831,442	$324,392,137
Reinvestment of distributions	1,130,684	1,001,076	11,747,810	11,395,995
Shares redeemed	(9,295,887)	(18,044,413)	(96,206,542)	(212,027,863)
Net increase (decrease)	8,626,108	10,250,416	$90,372,710	$123,760,269
Institutional Class
Shares sold	5,051,208	9,852,843	$53,517,207	$117,116,489
Reinvestment of distributions	404,354	329,286	4,201,240	3,748,563
Shares redeemed	(3,993,280)	(6,599,130)	(42,205,719)	(78,713,159)
Net increase (decrease)	1,462,282	3,582,999	$15,512,728	$42,151,893
Fidelity Advantage Institutional Class
Shares sold	39,323,736(a)	2,671,375	$387,469,634(a)	$30,498,597
Reinvestment of distributions	191,949	160,651	1,994,347	1,828,809
Shares redeemed	(1,763,432)	(1,105,376)	(18,476,231)	(13,016,916)
Net increase (decrease)	37,752,253	1,726,650	$370,987,750	$19,310,490

 (a) Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Spartan Emerging Markets Index Fund
Investor Class	.31%
Actual		$1,000.00	$1,005.10	$1.55
Hypothetical-C		$1,000.00	$1,023.32	$1.56
Fidelity Advantage Class	.20%
Actual		$1,000.00	$1,006.30	$1.00
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Institutional Class	.13%
Actual		$1,000.00	$1,005.80	$.65
Hypothetical-C		$1,000.00	$1,024.22	$.65
Fidelity Advantage Institutional Class	.10%
Actual		$1,000.00	$1,006.10	$.50
Hypothetical-C		$1,000.00	$1,024.37	$.50
Spartan Global ex U.S. Index Fund
Investor Class	.21%
Actual		$1,000.00	$978.50	$1.03
Hypothetical-C		$1,000.00	$1,023.82	$1.06
Fidelity Advantage Class	.14%
Actual		$1,000.00	$979.30	$.69
Hypothetical-C		$1,000.00	$1,024.17	$.70
Institutional Class	.12%
Actual		$1,000.00	$978.60	$.59
Hypothetical-C		$1,000.00	$1,024.27	$.60
Fidelity Advantage Institutional Class	.09%
Actual		$1,000.00	$979.70	$.44
Hypothetical-C		$1,000.00	$1,024.42	$.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Emerging Markets Index Fund

On January 14, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Sub-Advisory Agreement) to decrease the amount of fees paid by Fidelity Management & Research Company (FMR), the fund's investment adviser, to Geode by one basis point. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Amended Sub-Advisory Agreement.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family,and the investment performance of the fund] in connection with the annual renewalof the fund's current management and sub-advisory agreements. At its September 2015 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management and sub-advisory agreements should benefit the fund's shareholders. The Board noted that approval of the Amended Sub-Advisory Agreement would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract and sub-advisory agreements. Based on its review, the Board concluded at its September 2015 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the proposed sub-advisory fee rate under the Amended Sub-Advisory Agreement, the Board considered that the proposed fee rate is lower by one basis point than the current sub-advisory fee rate. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's management fee rate, and that the management fee rate would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses, with certain limited exceptions, under the management contract. In addition, the Board considered that the Amended Sub-Advisory Agreement would not result in any changes to FMR's contractual obligation to pay all "class-level" expenses of the fund to the extent necessary to limit total expenses, FMR's contractual expense reimbursement arrangement for the fund or total expenses.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its September 2015 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive under the circumstances. The Board was satisfied that FMR's profitability would not be excessive in the circumstances following the amendment of the Sub-Advisory Agreement.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2015 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Amended Sub-Advisory Agreement should be approved.

EMX-I-GUX-I-SANN-0616
1.929371.104

Fidelity® SAI Emerging Markets Index Fund

Shares are offered only to (i) certain clients of the Adviser or its affiliates and (ii) certain other Fidelity® funds - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Korea (South)	14.8%
Taiwan	11.2%
China	10.3%
India	7.8%
Cayman Islands	7.5%
South Africa	7.1%
Brazil	7.0%
Hong Kong	4.4%
Mexico	4.3%
Other*	25.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2016

% of fund's net assets
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.0
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.8
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.9
Naspers Ltd. Class N (South Africa, Media)	1.4
China Construction Bank Corp. (H Shares) (China, Banks)	1.4
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	1.0
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	0.9
Gazprom OAO sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	0.9
17.6

Market Sectors as of April 30, 2016

% of fund's net assets
Financials	27.2
Information Technology	19.2
Consumer Discretionary	9.6
Consumer Staples	7.8
Energy	7.7
Materials	7.1
Telecommunication Services	6.6
Industrials	5.9
Utilities	3.1
Health Care	2.3

Asset Allocation as of April 30, 2016

% of fund's net assets
Stocks and Equity Futures	100.0

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)	180,000	$121,439
Alibaba Pictures Group Ltd. (a)	830,000	193,903
Beijing Enterprises Water Group Ltd.	328,000	195,631
Brilliance China Automotive Holdings Ltd.	228,000	224,887
China Gas Holdings Ltd.	130,000	187,685
China Resource Gas Group Ltd.	68,000	192,429
Cosco Pacific Ltd.	136,000	144,626
Credicorp Ltd. (United States)	5,102	741,933
GOME Electrical Appliances Holdings Ltd.	912,000	116,966
Haier Electronics Group Co. Ltd.	95,000	159,555
Kunlun Energy Co. Ltd.	250,000	217,025
Luye Pharma Group Ltd. (a)	102,500	71,126
Nine Dragons Paper (Holdings) Ltd.	119,000	85,267

TOTAL BERMUDA		2,652,472

Brazil - 4.6%
Ambev SA	357,100	2,013,279
B2W Companhia Global do Varejo (a)	8,200	32,664
Banco Bradesco SA	134,090	1,095,177
Banco do Brasil SA	65,000	417,867
Banco Santander SA (Brasil) unit	30,500	164,594
BB Seguridade Participacoes SA	52,800	460,566
BM&F BOVESPA SA	130,000	649,386
BR Malls Participacoes SA	31,700	156,046
Brasil Foods SA	49,500	708,120
CCR SA	68,100	320,377
Cetip SA - Mercados Organizado	17,600	216,056
Cielo SA	77,160	751,577
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	25,900	198,811
Companhia Siderurgica Nacional SA (CSN) (a)	46,100	176,130
Cosan SA Industria e Comercio	9,000	83,320
CPFL Energia SA	13,900	80,225
Drogasil SA	16,300	260,857
Duratex SA (a)	189	430
Duratex SA	23,400	53,274
Embraer SA	50,600	302,636
Energias do Brasil SA	16,600	61,781
Equatorial Energia SA	13,600	168,218
Estacio Participacoes SA	20,800	71,788
Fibria Celulose SA	18,500	163,416
Hypermarcas SA	25,800	227,600
JBS SA	52,600	138,258
Klabin SA unit	41,600	210,827
Kroton Educacional SA	105,000	390,783
Localiza Rent A Car SA	11,500	110,344
Lojas Americanas SA	31,080	100,038
Lojas Renner SA	50,100	302,559
M. Dias Branco SA	2,400	55,687
Multiplan Empreendimentos Imobiliarios SA	5,800	99,414
Natura Cosmeticos SA	13,000	96,387
Odontoprev SA	21,300	64,781
Petroleo Brasileiro SA - Petrobras (ON) (a)	222,200	857,336
Porto Seguro SA	8,000	64,433
Qualicorp SA	15,300	66,285
Rumo Logistica Operadora Multimodal SA (a)	48,000	59,734
Sul America SA unit	13,200	64,287
Terna Participacoes SA unit	6,400	36,399
TIM Participacoes SA	62,200	138,172
Totvs SA	9,200	75,435
Tractebel Energia SA	12,600	139,766
Ultrapar Participacoes SA	27,500	579,065
Vale SA	96,100	550,181
Weg SA	42,200	186,260

TOTAL BRAZIL		13,220,626

Cayman Islands - 7.5%
58.com, Inc. ADR (a)	2,796	152,801
AAC Technology Holdings, Inc.	56,000	388,694
Alibaba Group Holding Ltd. sponsored ADR (a)	37,439	2,880,557
Anta Sports Products Ltd.	78,000	198,684
Baidu.com, Inc. sponsored ADR (a)	10,233	1,988,272
Belle International Holdings Ltd.	356,000	217,109
Car, Inc. (a)	60,000	68,116
Casetek Holdings	10,000	45,042
Chailease Holding Co. Ltd.	90,000	151,008
China Conch Venture Holdings Ltd.	102,500	207,391
China Huishan Dairy Holdings Co. Ltd.	336,000	125,434
China Medical System Holdings Ltd.	98,000	127,174
China Mengniu Dairy Co. Ltd.	208,000	351,753
China Resources Land Ltd.	208,000	510,991
China State Construction International Holdings Ltd.	140,000	218,079
Country Garden Holdings Co. Ltd.	431,000	170,061
Ctrip.com International Ltd. ADR (a)	9,923	432,742
ENN Energy Holdings Ltd.	58,000	282,903
Evergrande Real Estate Group Ltd.	312,000	230,548
GCL-Poly Energy Holdings Ltd.	944,000	140,678
Geely Automobile Holdings Ltd.	405,000	201,322
Haitian International Holdings Ltd.	50,000	85,308
Hengan International Group Co. Ltd.	57,000	510,710
JD.com, Inc. sponsored ADR (a)	12,974	331,615
Kingsoft Corp. Ltd.	64,000	146,944
Longfor Properties Co. Ltd.	112,500	157,828
NetEase, Inc. sponsored ADR	2,987	420,271
New Oriental Education & Technology Group, Inc. sponsored ADR	5,081	198,972
Qihoo 360 Technology Co. Ltd. ADR (a)	3,570	271,106
Qunar Cayman Islands Ltd. sponsored ADR (a)	2,096	85,538
Semiconductor Manufacturing International Corp. (a)	2,123,000	174,528
Shenzhou International Group Holdings Ltd.	42,000	217,120
Shimao Property Holdings Ltd.	117,000	161,479
Shui On Land Ltd.	304,500	79,464
Sino Biopharmaceutical Ltd.	335,000	237,382
SOHO China Ltd.	160,000	80,442
SouFun Holdings Ltd. ADR	8,398	47,785
Sunac China Holdings Ltd.	133,000	85,032
TAL Education Group ADR (a)	1,564	90,493
Tencent Holdings Ltd.	391,000	7,956,191
Tingyi (Cayman Islands) Holding Corp.	144,000	167,748
Vipshop Holdings Ltd. ADR (a)	15,096	205,909
Want Want China Holdings Ltd.	439,000	336,712
YY, Inc. ADR (a)	1,079	67,783
Zhen Ding Technology Holding Ltd.	28,000	58,855

TOTAL CAYMAN ISLANDS		21,264,574

Chile - 1.2%
AES Gener SA	202,955	103,214
Aguas Andinas SA	226,986	131,758
Banco de Chile	1,822,560	199,035
Banco de Credito e Inversiones	2,998	129,009
Banco Santander Chile	4,721,582	228,620
Cencosud SA	97,130	261,704
Colbun SA	561,751	152,623
Compania Cervecerias Unidas SA	12,961	145,496
Compania de Petroleos de Chile SA (COPEC)	34,268	342,330
CorpBanca SA	11,327,029	103,091
Empresa Nacional de Electricidad SA	237,277	220,873
Empresa Nacional de Telecomunicaciones SA (ENTEL)	9,535	83,692
Empresas CMPC SA	93,448	211,316
Endesa Americas SA	237,277	112,046
Enersis Chile SA	1,467,744	179,060
Enersis SA	1,467,744	253,083
LATAM Airlines Group SA (a)	22,674	161,549
S.A.C.I. Falabella	36,650	277,651
Sonda SA	42,380	84,340

TOTAL CHILE		3,380,490

China - 10.3%
Agricultural Bank of China Ltd. (H Shares)	1,737,000	626,906
Air China Ltd. (H Shares)	132,000	99,935
Aluminum Corp. of China Ltd. (H Shares) (a)	286,000	95,624
Anhui Conch Cement Co. Ltd. (H Shares)	94,500	249,014
AviChina Industry & Technology Co. Ltd. (H Shares)	155,000	108,041
Bank Communications Co. Ltd. (H Shares)	658,000	414,716
Bank of China Ltd. (H Shares)	6,003,000	2,430,582
Beijing Capital International Airport Co. Ltd. (H Shares)	114,000	122,311
BYD Co. Ltd. (H Shares) (a)	49,000	286,557
CGN Power Co. Ltd.	658,000	209,966
China Cinda Asset Management Co. Ltd. (H Shares)	648,000	212,197
China CITIC Bank Corp. Ltd. (H Shares)	617,000	386,953
China Coal Energy Co. Ltd. (H Shares)	189,000	89,487
China Communications Construction Co. Ltd. (H Shares)	337,000	404,513
China Communications Services Corp. Ltd. (H Shares)	176,000	83,071
China Construction Bank Corp. (H Shares)	6,358,000	4,038,138
China Cosco Holdings Co. Ltd. (H Shares) (a)	184,500	72,038
China Everbright Bank Co. Ltd. (H Shares)	246,000	111,549
China Galaxy Securities Co. Ltd. (H Shares)	260,500	228,482
China International Marine Containers (Group) Ltd. (H Shares)	39,200	61,173
China Life Insurance Co. Ltd. (H Shares)	561,000	1,292,296
China Longyuan Power Grid Corp. Ltd. (H Shares)	231,000	159,817
China Merchants Bank Co. Ltd. (H Shares)	346,000	757,957
China Minsheng Banking Corp. Ltd. (H Shares)	444,000	417,047
China National Building Materials Co. Ltd. (H Shares)	214,000	110,332
China Oilfield Services Ltd. (H Shares)	132,000	114,510
China Pacific Insurance (Group) Co. Ltd. (H Shares)	198,000	694,276
China Petroleum & Chemical Corp. (H Shares)	1,938,000	1,365,679
China Railway Construction Corp. Ltd. (H Shares)	152,500	193,872
China Railway Group Ltd. (H Shares)	304,000	240,625
China Shenhua Energy Co. Ltd. (H Shares)	258,500	435,272
China Shipping Container Lines Co. Ltd. (H Shares) (a)	269,000	61,408
China Southern Airlines Ltd. (H Shares)	130,000	81,516
China Telecom Corp. Ltd. (H Shares)	1,046,000	517,839
China Vanke Co. Ltd. (H Shares)	97,700	243,862
Chongqing Changan Automobile Co. Ltd. (B Shares)	65,800	113,839
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	172,000	90,400
CITIC Securities Co. Ltd. (H Shares)	162,500	357,140
CRRC Corp. Ltd. (H Shares)	337,000	327,062
Dalian Wanda Commercial Properties Co., Ltd.	44,100	291,370
Datang International Power Generation Co. Ltd. (H Shares)	212,000	60,228
Dongfeng Motor Group Co. Ltd. (H Shares)	206,000	225,114
GF Securities Co. Ltd. (a)	105,400	239,213
Great Wall Motor Co. Ltd. (H Shares)	239,000	179,797
Guangzhou Automobile Group Co. Ltd. (H Shares)	168,000	195,228
Guangzhou R&F Properties Co. Ltd. (H Shares)	77,600	108,215
Haitong Securities Co. Ltd. (H Shares)	242,400	400,595
Huadian Power International Corp. Ltd. (H Shares)	128,000	65,634
Huaneng Power International, Inc. (H Shares)	308,000	219,684
Huaneng Renewables Corp. Ltd. (H Shares)	286,000	84,394
Huatai Securities Co. Ltd. (a)	109,600	231,189
Industrial & Commercial Bank of China Ltd. (H Shares)	5,578,000	2,986,466
Jiangsu Expressway Co. Ltd. (H Shares)	94,000	123,533
Jiangxi Copper Co. Ltd. (H Shares)	97,000	118,428
New China Life Insurance Co. Ltd. (H Shares)	57,800	188,422
People's Insurance Co. of China Group (H Shares)	477,000	191,833
PetroChina Co. Ltd. (H Shares)	1,602,000	1,172,072
PICC Property & Casualty Co. Ltd. (H Shares)	294,000	534,809
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	392,500	1,842,035
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	140,000	84,046
Shanghai Electric Group Co. Ltd. (H Shares)	208,000	86,947
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	37,000	100,333
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	8,000	26,688
Shanghai Pharma Holding Co. Ltd. (H Shares)	56,200	119,119
Sinopec Engineering Group Co. Ltd. (H Shares) (b)	99,000	91,825
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	258,000	126,555
Sinopharm Group Co. Ltd. (H Shares)	89,600	382,972
Sinotrans Ltd. (H Shares)	129,000	59,622
TravelSky Technology Ltd. (H Shares)	69,000	128,225
Tsingtao Brewery Co. Ltd. (H Shares)	28,000	105,679
Weichai Power Co. Ltd. (H Shares)	73,000	87,661
Yanzhou Coal Mining Co. Ltd. (H Shares)	136,000	77,242
Zhejiang Expressway Co. Ltd. (H Shares)	112,000	114,285
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	39,500	224,745
Zijin Mining Group Co. Ltd. (H Shares)	448,000	149,462
ZTE Corp. (H Shares)	52,400	81,524

TOTAL CHINA		29,411,191

Colombia - 0.3%
Cementos Argos SA	31,056	126,243
Corporacion Financiera Colombiana SA	6,582	89,140
Ecopetrol SA	374,799	186,170
Grupo de Inversiones Suramerica SA	19,616	265,110
Interconexion Electrica SA ESP	29,092	88,848
Inversiones Argos SA	22,186	146,417

TOTAL COLOMBIA		901,928

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	12,374	241,727
Komercni Banka A/S	1,161	238,845
Telefonica Czech Rep A/S	4,404	44,750

TOTAL CZECH REPUBLIC		525,322

Egypt - 0.2%
Commercial International Bank SAE	75,858	392,960
Global Telecom Holding (a)	215,899	71,724
Talaat Moustafa Group Holding	86,405	65,193

TOTAL EGYPT		529,877

Greece - 0.4%
Alpha Bank AE (a)	105,054	228,266
EFG Eurobank Ergasias SA (a)	137,668	116,169
Folli Follie SA	2,451	50,476
Greek Organization of Football Prognostics SA	16,541	125,041
Hellenic Telecommunications Organization SA	19,188	186,802
Jumbo SA (a)	7,537	98,721
National Bank of Greece SA (a)	404,218	120,746
Piraeus Bank SA (a)	488,299	144,682
Public Power Corp. of Greece	8,180	27,166
Titan Cement Co. SA (Reg.)	3,692	84,221

TOTAL GREECE		1,182,290

Hong Kong - 4.4%
Beijing Enterprises Holdings Ltd.	38,000	198,184
China Everbright International Ltd.	194,000	217,189
China Everbright Ltd.	66,000	130,288
China Jinmao Holdings Group Ltd.	292,000	83,602
China Merchants Holdings International Co. Ltd.	88,000	261,026
China Mobile Ltd.	464,500	5,332,819
China Overseas Land and Investment Ltd.	296,000	939,583
China Power International Development Ltd.	248,000	105,851
China Resources Beer Holdings Co. Ltd.	92,000	202,162
China Resources Power Holdings Co. Ltd.	146,000	245,900
China Taiping Insurance Group Ltd. (a)	121,400	247,382
China Unicom Ltd.	452,000	528,970
CITIC Pacific Ltd.	332,000	484,154
CNOOC Ltd.	1,353,000	1,671,390
CSPC Pharmaceutical Group Ltd.	324,000	287,964
Far East Horizon Ltd.	143,000	113,510
Fosun International Ltd.	167,000	230,747
Guangdong Investment Ltd.	212,000	299,357
Lenovo Group Ltd.	546,000	431,936
Shanghai Industrial Holdings Ltd.	40,000	90,941
Sino-Ocean Land Holdings Ltd.	239,000	107,487
Sun Art Retail Group Ltd.	173,500	130,008
Yuexiu Property Co. Ltd.	562,000	81,589

TOTAL HONG KONG		12,422,039

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	2,763	168,858
OTP Bank PLC	17,856	472,875
Richter Gedeon PLC	12,337	245,162

TOTAL HUNGARY		886,895

India - 7.8%
ACC Ltd.	3,478	75,562
Adani Ports & Special Economic Zone	60,814	218,077
Ambuja Cements Ltd.	50,914	169,393
Apollo Hospitals Enterprise Ltd.	5,079	100,329
Ashok Leyland Ltd.	80,580	129,558
Asian Paints India Ltd.	20,858	272,008
Aurobindo Pharma Ltd.	19,072	218,196
Axis Bank Ltd. (a)	53,100	377,633
Bajaj Auto Ltd.	6,080	228,091
Bharat Forge Ltd.	6,838	82,158
Bharat Heavy Electricals Ltd. (a)	39,679	74,907
Bharat Petroleum Corp. Ltd. (a)	5,806	85,483
Bharti Airtel Ltd.	88,574	484,836
Bharti Infratel Ltd.	41,859	236,280
Bosch Ltd. (a)	545	161,337
Cadila Healthcare Ltd.	13,651	67,325
Cairn India Ltd. (a)	34,035	74,372
Cipla Ltd.	26,815	216,779
Coal India Ltd.	51,093	221,562
Container Corp. of India Ltd.	2,104	42,851
Dabur India Ltd.	36,493	151,520
Divi's Laboratories Ltd.	5,373	85,021
Dr. Reddy's Laboratories Ltd. (a)	2,544	117,290
Dr. Reddy's Laboratories Ltd. sponsored ADR	6,000	273,600
Eicher Motors Ltd. (a)	910	274,471
GAIL India Ltd.	31,432	170,515
GlaxoSmithKline Consumer Healthcare Ltd. (a)	640	56,823
Glenmark Pharmaceuticals Ltd. (a)	9,506	118,701
Godrej Consumer Products Ltd.	8,584	170,794
HCL Technologies Ltd.	41,387	467,481
Hero Motocorp Ltd. (a)	3,577	156,024
Hindalco Industries Ltd. (a)	76,947	111,611
Hindustan Unilever Ltd.	56,348	736,230
Housing Development Finance Corp. Ltd.	116,224	1,904,450
ICICI Bank Ltd. (a)	96,244	339,798
Idea Cellular Ltd. (a)	78,449	140,008
Indiabulls Housing Finance Ltd.	27,236	284,249
Infosys Ltd.	121,751	2,211,688
Infosys Ltd. sponsored ADR	16,000	300,800
ITC Ltd.	167,938	821,544
JSW Steel Ltd. (a)	6,070	125,484
Larsen & Toubro Ltd. (a)	23,238	438,904
LIC Housing Finance Ltd. (a)	29,208	203,278
Lupin Ltd.	16,383	396,408
Mahindra & Mahindra Financial Services Ltd. (a)	30,446	137,504
Mahindra & Mahindra Ltd. (a)	27,751	556,039
Marico Ltd.	31,868	124,305
Maruti Suzuki India Ltd. (a)	7,857	448,842
Motherson Sumi Systems Ltd.	21,974	83,479
Nestle India Ltd.	1,629	140,409
NTPC Ltd.	101,423	212,693
Oil & Natural Gas Corp. Ltd.	63,124	206,452
Piramal Enterprises Ltd.	4,457	79,863
Power Finance Corp. Ltd.	34,039	91,906
Reliance Communication Ltd. (a)	52,563	44,471
Reliance Industries Ltd.	94,379	1,396,245
Reliance Industries Ltd. sponsored GDR (b)	1,500	44,400
Rural Electrification Corp. Ltd.	41,826	112,333
Shree Cement Ltd.	564	107,780
Shriram Transport Finance Co. Ltd.	13,646	193,693
Siemens India Ltd. (a)	4,429	75,864
State Bank of India (a)	138,151	393,080
Sun Pharmaceutical Industries Ltd.	71,860	877,675
Tata Consultancy Services Ltd.	36,022	1,374,981
Tata Motors Ltd. (a)	59,051	361,014
Tata Motors Ltd. Class A (a)	29,758	133,412
Tata Power Co. Ltd.	121,735	129,202
Tata Steel Ltd.	20,772	109,793
Tech Mahindra Ltd.	16,173	118,366
Ultratech Cemco Ltd. (a)	2,532	120,508
United Breweries Ltd. (a)	3,824	43,876
United Spirits Ltd. (a)	4,123	147,477
UPL Ltd.	20,087	162,660
Vedanta Ltd. (a)	64,483	100,765
Wipro Ltd.	44,360	369,678
Zee Entertainment Enterprises Ltd.	42,659	266,452

TOTAL INDIA		22,358,646

Indonesia - 2.6%
PT Adaro Energy Tbk	1,047,700	57,994
PT AKR Corporindo Tbk	138,300	68,164
PT Astra Agro Lestari Tbk	28,000	34,183
PT Astra International Tbk	1,536,100	783,309
PT Bank Central Asia Tbk	933,800	924,029
PT Bank Danamon Indonesia Tbk Series A	244,300	60,945
PT Bank Mandiri (Persero) Tbk	707,300	514,154
PT Bank Negara Indonesia (Persero) Tbk	568,700	197,717
PT Bank Rakyat Indonesia Tbk	841,000	660,020
PT Bumi Serpong Damai Tbk	565,400	79,314
PT Charoen Pokphand Indonesia Tbk	542,900	152,932
PT Global Mediacom Tbk	508,500	44,727
PT Gudang Garam Tbk	36,300	190,611
PT Hanjaya Mandala Sampoerna Tbk	28,300	214,321
PT Indocement Tunggal Prakarsa Tbk	113,800	170,208
PT Indofood CBP Sukses Makmur Tbk	84,700	98,104
PT Indofood Sukses Makmur Tbk	321,300	173,587
PT Jasa Marga Tbk	158,600	65,542
PT Kalbe Farma Tbk	1,761,200	183,625
PT Lippo Karawaci Tbk	1,402,400	107,934
PT Matahari Department Store Tbk	177,200	255,293
PT Media Nusantara Citra Tbk	362,400	64,577
PT Perusahaan Gas Negara Tbk Series B	802,100	159,350
PT Semen Gresik (Persero) Tbk	236,500	177,536
PT Summarecon Agung Tbk	722,100	85,691
PT Surya Citra Media Tbk	425,600	103,270
PT Telkomunikasi Indonesia Tbk Series B	3,810,700	1,022,384
PT Tower Bersama Infrastructure Tbk (a)	138,600	62,269
PT Unilever Indonesia Tbk	116,000	374,484
PT United Tractors Tbk	125,800	143,085
PT XL Axiata Tbk (a)	211,600	56,478

TOTAL INDONESIA		7,285,837

Isle of Man - 0.1%
New Europe Property Investments PLC	16,461	207,265
Korea (South) - 14.1%
AMOREPACIFIC Corp.	2,671	950,036
AMOREPACIFIC Group, Inc.	2,131	312,487
BGFretail Co. Ltd.	642	104,229
BS Financial Group, Inc.	19,410	157,391
Celltrion, Inc.	5,234	459,590
Cheil Industries, Inc.	5,765	659,188
Cheil Worldwide, Inc.	6,139	90,021
CJ CheilJedang Corp.	587	194,697
CJ Corp.	1,153	215,368
CJ E&M Corp.	1,496	87,879
Coway Co. Ltd.	4,104	353,202
Daelim Industrial Co.	2,058	162,926
Daewoo Engineering & Construction Co. Ltd. (a)	7,644	42,368
Daewoo Securities Co. Ltd.	12,772	92,194
DGB Financial Group Co. Ltd.	11,704	93,679
Dong Suh Companies, Inc.	2,728	76,791
Dongbu Insurance Co. Ltd.	3,209	196,348
Doosan Co. Ltd.	511	47,948
Doosan Heavy Industries & Construction Co. Ltd.	3,466	78,960
E-Mart Co. Ltd.	1,545	247,459
GS Engineering & Construction Corp. (a)	3,674	99,412
GS Holdings Corp.	3,913	188,875
GS Retail Co. Ltd.	2,108	98,438
Hana Financial Group, Inc.	22,117	495,168
Hankook Tire Co. Ltd.	5,668	262,702
Hanmi Pharm Co. Ltd.	394	205,310
Hanmi Science Co. Ltd.	848	100,664
Hanon Systems	14,025	126,089
Hanssem Co. Ltd.	697	116,200
Hanwha Chemical Corp.	7,773	170,634
Hanwha Corp.	3,290	108,549
Hanwha Life Insurance Co. Ltd.	16,209	94,509
Hotel Shilla Co.	2,450	156,750
Hyosung Corp.	1,685	180,167
Hyundai Department Store Co. Ltd.	1,107	142,521
Hyundai Engineering & Construction Co. Ltd.	5,799	203,478
Hyundai Fire & Marine Insurance Co. Ltd.	4,736	131,455
Hyundai Glovis Co. Ltd.	1,430	237,153
Hyundai Heavy Industries Co. Ltd. (a)	3,204	324,406
Hyundai Industrial Development & Construction Co.	4,204	185,307
Hyundai Mobis	5,173	1,176,221
Hyundai Motor Co.	11,824	1,480,999
Hyundai Steel Co.	6,169	338,691
Hyundai Wia Corp.	1,216	102,530
Industrial Bank of Korea	20,884	221,477
Kakao Corp.	2,314	202,987
Kangwon Land, Inc.	8,946	333,032
KB Financial Group, Inc.	29,239	889,729
KCC Corp.	450	166,932
KEPCO Plant Service & Engineering Co. Ltd.	1,670	110,053
Kia Motors Corp.	20,037	837,735
Korea Aerospace Industries Ltd.	4,482	265,241
Korea Electric Power Corp.	19,435	1,049,903
Korea Express Co. Ltd. (a)	510	86,582
Korea Gas Corp.	1,873	67,764
Korea Investment Holdings Co. Ltd.	2,742	110,333
Korea Zinc Co. Ltd.	670	289,772
Korean Air Lines Co. Ltd. (a)	2,603	66,343
KT Corp.	1,594	42,465
KT&G Corp.	8,331	894,419
Kumho Petro Chemical Co. Ltd.	1,019	60,748
LG Chemical Ltd.	3,453	895,141
LG Corp.	7,230	429,758
LG Display Co. Ltd.	17,649	365,364
LG Electronics, Inc.	8,067	409,802
LG Household & Health Care Ltd.	712	625,818
LG Innotek Co. Ltd.	1,111	71,469
LG Telecom Ltd.	15,464	151,174
Lotte Chemical Corp.	1,180	301,263
Lotte Chilsung Beverage Co. Ltd.	49	84,256
Lotte Confectionery Co. Ltd.	42	91,576
Lotte Shopping Co. Ltd.	835	198,241
Mirae Asset Securities Co. Ltd.	5,561	119,649
NAVER Corp.	2,121	1,253,337
NCSOFT Corp.	1,353	270,441
Oci Co. Ltd.	1,243	123,142
Orion Corp.	273	221,607
Ottogi Corp.	88	62,754
Paradise Co. Ltd.	3,160	47,855
POSCO	5,302	1,104,766
Posco Daewoo Corp.	3,370	73,096
S-Oil Corp.	3,418	259,854
S1 Corp.	1,408	114,417
Samsung Card Co. Ltd.	2,662	90,153
Samsung Electro-Mechanics Co. Ltd.	4,425	201,229
Samsung Electronics Co. Ltd.	8,333	9,055,431
Samsung Fire & Marine Insurance Co. Ltd.	2,687	690,703
Samsung Heavy Industries Co. Ltd.	11,088	103,556
Samsung Life Insurance Co. Ltd.	6,050	578,240
Samsung SDI Co. Ltd.	4,179	415,830
Samsung SDS Co. Ltd.	2,361	351,365
Samsung Securities Co. Ltd.	4,104	141,137
Shinhan Financial Group Co. Ltd.	32,297	1,177,714
Shinsegae Co. Ltd.	495	91,381
SK C&C Co. Ltd.	2,672	522,424
SK Energy Co. Ltd.	4,910	664,281
SK Hynix, Inc.	44,168	1,085,237
SK Networks Co. Ltd.	7,873	46,660
SK Telecom Co. Ltd.	1,538	277,770
Woori Bank	25,533	234,007
Woori Investment & Securities Co. Ltd.	10,150	88,151
Yuhan Corp.	599	152,668

TOTAL KOREA (SOUTH)		40,287,221

Malaysia - 3.3%
AirAsia Bhd	88,200	42,898
Alliance Financial Group Bhd	75,000	76,795
AMMB Holdings Bhd	144,800	167,911
Astro Malaysia Holdings Bhd	124,000	87,925
Axiata Group Bhd	197,700	285,935
Berjaya Sports Toto Bhd	71,800	55,874
British American Tobacco (Malaysia) Bhd	9,500	111,573
Bumi Armada Bhd	167,700	33,913
Bumiputra-Commerce Holdings Bhd	393,499	470,406
Dialog Group Bhd	301,400	122,674
DiGi.com Bhd	257,200	289,692
Felda Global Ventures Holdings Bhd	86,100	31,958
Gamuda Bhd	129,500	157,462
Gamuda Bhd warrants 3/6/21 (a)	4,516	1,150
Genting Bhd	175,500	397,138
Genting Malaysia Bhd	220,400	252,192
Genting Plantations Bhd	20,400	55,876
Hap Seng Consolidated Bhd	43,200	84,708
Hartalega Holdings Bhd	51,100	56,116
Hong Leong Bank Bhd	46,700	160,907
Hong Leong Credit Bhd	14,600	55,836
IHH Healthcare Bhd	192,800	323,266
IJM Corp. Bhd	232,800	205,596
IOI Corp. Bhd	213,600	241,677
IOI Properties Group Sdn Bhd	125,300	77,621
Kuala Lumpur Kepong Bhd	34,000	208,186
Lafarge Malaysia Bhd	31,300	70,188
Malayan Banking Bhd	363,100	830,023
Malaysia Airports Holdings Bhd	61,000	104,621
Maxis Bhd	140,300	201,121
MISC Bhd	85,900	185,807
Petronas Chemicals Group Bhd	212,000	364,142
Petronas Dagangan Bhd	19,100	116,561
Petronas Gas Bhd	55,000	309,459
PPB Group Bhd	40,000	165,673
Public Bank Bhd	188,500	902,329
RHB Capital Bhd	42,100	65,955
SapuraKencana Petroleum Bhd	240,300	101,496
Sime Darby Bhd	234,400	462,020
Telekom Malaysia Bhd	81,000	137,886
Tenaga Nasional Bhd	254,600	935,890
UMW Holdings Bhd	45,300	76,070
Westports Holdings Bhd	87,400	92,848
YTL Corp. Bhd	317,400	126,749
YTL Power International Bhd	136,000	52,221

TOTAL MALAYSIA		9,356,344

Malta - 0.1%
Brait SA	26,487	296,162
Mexico - 4.3%
Alfa SA de CV Series A	212,900	400,193
America Movil S.A.B. de CV Series L	2,381,200	1,682,998
CEMEX S.A.B. de CV unit	1,059,344	786,289
Coca-Cola FEMSA S.A.B. de CV Series L	40,000	347,673
Compartamos S.A.B. de CV	80,000	159,120
El Puerto de Liverpool S.A.B. de CV Class C	13,575	154,311
Embotelladoras Arca S.A.B. de CV	30,900	213,296
Fibra Uno Administracion SA de CV	177,400	422,345
Fomento Economico Mexicano S.A.B. de CV unit	138,500	1,288,668
Gruma S.A.B. de CV Series B	14,625	213,646
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	23,400	220,472
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	15,865	243,637
Grupo Bimbo S.A.B. de CV Series A	123,400	376,197
Grupo Carso SA de CV Series A1	43,500	208,010
Grupo Comercial Chedraui S.A.B. de CV	23,800	67,452
Grupo Financiero Banorte S.A.B. de CV Series O	188,200	1,068,403
Grupo Financiero Inbursa S.A.B. de CV Series O	174,400	342,421
Grupo Financiero Santander Mexico S.A.B. de CV	135,900	249,056
Grupo Lala S.A.B. de CV	48,800	130,505
Grupo Mexico SA de CV Series B	290,100	737,869
Grupo Televisa SA de CV	184,300	1,074,007
Industrias Penoles SA de CV	10,355	161,874
Kimberly-Clark de Mexico SA de CV Series A	119,200	282,123
Mexichem S.A.B. de CV	82,900	209,266
OHL Mexico S.A.B. de CV (a)	56,300	91,561
Promotora y Operadora de Infraestructura S.A.B. de CV	18,945	240,261
Wal-Mart de Mexico SA de CV Series V	396,500	980,611

TOTAL MEXICO		12,352,264

Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR (a)	14,066	142,770
Philippines - 1.3%
Aboitiz Equity Ventures, Inc.	154,890	218,660
Aboitiz Power Corp.	116,400	111,116
Alliance Global Group, Inc.	144,400	44,516
Ayala Corp.	16,930	277,517
Ayala Land, Inc.	546,100	402,304
Bank of the Philippine Islands (BPI)	57,480	110,597
BDO Unibank, Inc.	121,260	257,808
DMCI Holdings, Inc.	294,500	78,141
Globe Telecom, Inc.	2,465	114,983
GT Capital Holdings, Inc.	6,185	179,758
International Container Terminal Services, Inc.	34,570	47,774
JG Summit Holdings, Inc.	193,860	335,911
Jollibee Food Corp.	36,170	176,563
Megaworld Corp.	882,000	70,695
Metro Pacific Investments Corp.	998,300	123,103
Metropolitan Bank & Trust Co.	21,680	37,451
Philippine Long Distance Telephone Co.	7,340	267,494
PNOC Energy Development Corp.	662,700	82,987
Robinsons Land Corp.	121,700	70,119
SM Investments Corp.	12,030	241,444
SM Prime Holdings, Inc.	607,400	292,497
Universal Robina Corp.	64,820	287,201

TOTAL PHILIPPINES		3,828,639

Poland - 1.2%
Alior Bank SA (a)	3,722	67,303
Bank Handlowy w Warszawie SA	2,384	46,225
Bank Millennium SA (a)	44,054	57,708
Bank Polska Kasa Opieki SA	9,983	406,047
Bank Zachodni WBK SA	2,583	179,669
BRE Bank SA	1,079	91,364
Cyfrowy Polsat SA (a)	14,735	93,731
ENEA SA	15,549	48,069
Energa SA	14,897	48,552
Eurocash SA	6,142	87,698
Grupa Lotos SA (a)	7,315	56,880
KGHM Polska Miedz SA (Bearer)	10,877	211,901
LPP SA	98	144,562
NG2 SA	1,743	77,630
Polish Oil & Gas Co. SA	136,821	182,096
Polska Grupa Energetyczna SA	63,918	220,710
Polski Koncern Naftowy Orlen SA	24,446	440,316
Powszechna Kasa Oszczednosci Bank SA (a)	66,508	426,200
Powszechny Zaklad Ubezpieczen SA	42,356	383,062
Synthos SA	38,235	40,770
Tauron Polska Energia SA	76,131	59,039
Telekomunikacja Polska SA	46,555	75,865
Zaklady Azotowe w Tarnowie-Moscicach SA (a)	3,510	79,912

TOTAL POLAND		3,525,309

Qatar - 0.9%
Barwa Real Estate Co. (a)	8,034	74,603
Commercial Bank of Qatar (a)	11,724	123,363
Doha Bank (a)	8,729	88,372
Ezdan Holding Group (a)	62,215	314,502
Industries Qatar QSC (a)	11,317	326,461
Masraf al Rayan (a)	27,950	262,614
Qatar Electricity & Water Co. (a)	2,033	116,621
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	20,166	128,257
Qatar Insurance Co. SAQ (a)	9,269	203,465
Qatar Insurance Co. SAQ rights 5/1/16 (a)	1,441	11,837
Qatar Islamic Bank (a)	4,366	117,789
Qatar National Bank SAQ	15,754	623,252
Qatar Telecom (Qtel) Q.S.C. (a)	5,710	143,852
Vodafone Qatar QSC (a)	28,416	93,682

TOTAL QATAR		2,628,670

Russia - 3.7%
Alrosa Co. Ltd. (a)	126,554	144,388
Gazprom OAO sponsored ADR (Reg. S)	477,719	2,468,852
Lukoil PJSC sponsored ADR	40,586	1,720,238
Magnit OJSC GDR (Reg. S)	19,401	671,275
Megafon OJSC GDR	7,764	89,286
MMC Norilsk Nickel PJSC sponsored ADR	42,153	621,757
Mobile TeleSystems OJSC sponsored ADR	38,158	353,343
Moscow Exchange MICEX-RTS OAO (a)	50,127	79,053
NOVATEK OAO GDR (Reg. S)	6,609	634,464
Rosneft Oil Co. OJSC GDR (Reg. S)	94,957	518,465
Rostelecom PJSC sponsored ADR	15,324	137,610
RusHydro PJSC ADR	101,136	103,159
Sberbank of Russia sponsored ADR	197,579	1,583,793
Severstal PAO GDR (Reg. S)	17,207	199,945
Sistema JSFC sponsored GDR	14,464	106,310
Tatneft PAO sponsored ADR	18,258	572,388
VTB Bank OJSC sponsored GDR (Reg. S)	195,557	418,883

TOTAL RUSSIA		10,423,209

South Africa - 7.1%
Anglo American Platinum Ltd. (a)	4,017	116,030
AngloGold Ashanti Ltd. (a)	30,732	499,588
Aspen Pharmacare Holdings Ltd.	25,526	601,567
Barclays Africa Group Ltd.	25,748	261,003
Barloworld Ltd.	15,351	88,772
Bidvest Group Ltd.	24,353	618,061
Capitec Bank Holdings Ltd.	2,455	101,934
Coronation Fund Managers Ltd.	16,338	84,965
Discovery Ltd.	26,904	240,440
Exxaro Resources Ltd.	10,595	66,799
FirstRand Ltd.	254,053	816,489
Fortress Income Fund Ltd.:
Class A	65,267	73,358
Class B	53,815	142,143
Foschini Ltd.	15,139	162,341
Gold Fields Ltd.	59,096	273,417
Growthpoint Properties Ltd.	177,393	313,407
Hyprop Investments Ltd.	17,346	149,720
Impala Platinum Holdings Ltd. (a)	46,380	192,228
Imperial Holdings Ltd.	13,350	139,762
Investec Ltd.	22,318	172,129
Liberty Holdings Ltd.	8,010	78,720
Life Healthcare Group Holdings Ltd.	78,400	205,924
Massmart Holdings Ltd.	7,856	67,394
MMI Holdings Ltd.	83,018	138,040
Mondi Ltd.	9,077	174,382
Mr Price Group Ltd.	18,356	233,176
MTN Group Ltd.	125,769	1,316,614
Naspers Ltd. Class N	30,163	4,138,668
Nedbank Group Ltd.	14,530	185,871
Netcare Ltd.	68,982	175,711
Pick 'n Pay Stores Ltd.	17,637	91,522
Pioneer Foods Ltd.	9,334	109,036
PSG Group Ltd.	6,222	86,870
Rand Merchant Insurance Holdings Ltd.	50,225	150,267
Redefine Properties Ltd.	350,994	303,031
Remgro Ltd.	36,188	649,771
Resilient Property Income Fund Ltd.	20,996	200,443
RMB Holdings Ltd.	52,827	215,572
Sanlam Ltd.	131,069	635,307
Sappi Ltd. (a)	40,020	173,459
Sasol Ltd.	42,009	1,374,121
Shoprite Holdings Ltd.	35,002	421,025
Sibanye Gold Ltd.	54,494	208,586
Spar Group Ltd.	13,819	206,529
Standard Bank Group Ltd.	92,062	825,989
Steinhoff International Holdings NV (South Africa)	219,481	1,371,597
Telkom SA Ltd.	17,130	68,206
Tiger Brands Ltd.	12,495	309,100
Truworths International Ltd.	33,700	251,674
Tsogo Sun Holdings Ltd.	24,414	45,654
Vodacom Group Ltd.	29,139	338,772
Woolworths Holdings Ltd.	75,088	483,224

TOTAL SOUTH AFRICA		20,348,408

Taiwan - 11.2%
Acer, Inc. (a)	212,000	75,473
Advanced Semiconductor Engineering, Inc.	479,000	460,197
Advantech Co. Ltd.	25,000	176,454
Asia Cement Corp.	179,000	159,312
Asia Pacific Telecom Co. Ltd. (a)	130,000	41,652
ASUSTeK Computer, Inc.	54,000	473,919
AU Optronics Corp.	657,000	187,711
Catcher Technology Co. Ltd.	49,000	344,333
Cathay Financial Holding Co. Ltd.	613,000	687,901
Chang Hwa Commercial Bank	344,000	179,438
Cheng Shin Rubber Industry Co. Ltd.	121,000	251,342
Chicony Electronics Co. Ltd.	39,000	93,567
China Airlines Ltd. (a)	186,000	60,747
China Development Finance Holding Corp.	1,018,000	259,361
China Life Insurance Co. Ltd.	228,000	171,866
China Steel Corp.	899,000	630,355
Chinatrust Financial Holding Co. Ltd.	1,154,000	585,877
Chunghwa Telecom Co. Ltd.	286,000	965,050
Compal Electronics, Inc.	319,000	187,630
Delta Electronics, Inc.	147,000	682,599
E.SUN Financial Holdings Co. Ltd.	536,000	297,013
ECLAT Textile Co. Ltd.	14,068	160,482
EVA Airways Corp. (a)	136,000	67,362
Evergreen Marine Corp. (Taiwan)	128,000	47,154
Far Eastern Textile Ltd.	247,000	184,659
Far EasTone Telecommunications Co. Ltd.	127,000	286,215
Feng Tay Enterprise Co. Ltd.	22,000	94,666
First Financial Holding Co. Ltd.	676,000	330,644
Formosa Chemicals & Fibre Corp.	244,000	622,407
Formosa Petrochemical Corp.	86,000	244,132
Formosa Plastics Corp.	313,000	778,067
Formosa Taffeta Co. Ltd.	57,000	52,230
Foxconn Technology Co. Ltd.	66,000	136,074
Fubon Financial Holding Co. Ltd.	497,000	603,884
Giant Manufacturing Co. Ltd.	21,000	126,118
Hermes Microvision, Inc.	3,000	92,406
Highwealth Construction Corp.	52,000	78,073
HIWIN Technologies Corp.	15,000	65,938
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,089,000	2,599,198
Hotai Motor Co. Ltd.	19,000	187,630
HTC Corp.	49,000	124,991
Hua Nan Financial Holdings Co. Ltd.	475,000	230,126
Innolux Corp.	643,000	199,053
Inotera Memories, Inc. (a)	171,000	155,103
Inventec Corp.	169,000	111,697
Largan Precision Co. Ltd.	8,000	562,177
Lite-On Technology Corp.	159,000	193,440
MediaTek, Inc.	113,000	804,569
Mega Financial Holding Co. Ltd.	814,000	577,055
Merida Industry Co. Ltd.	15,000	61,527
Nan Ya Plastics Corp.	360,000	704,331
Novatek Microelectronics Corp.	43,000	150,419
OBI Pharma, Inc. (a)	8,000	94,233
Pegatron Corp.	148,000	312,925
Phison Electronics Corp.	10,000	83,429
Pou Chen Corp.	166,000	209,151
Powertech Technology, Inc.	48,000	97,180
President Chain Store Corp.	43,000	304,167
Quanta Computer, Inc.	203,000	326,781
Radiant Opto-Electronics Corp.	31,000	44,672
Realtek Semiconductor Corp.	33,000	92,351
Ruentex Development Co. Ltd.	62,000	69,863
Ruentex Industries Ltd.	37,000	51,658
Shin Kong Financial Holding Co. Ltd.	599,000	121,087
Siliconware Precision Industries Co. Ltd.	165,000	243,925
Simplo Technology Co. Ltd.	30,000	101,229
Sinopac Holdings Co.	718,000	212,490
Standard Foods Corp.	28,000	67,870
Synnex Technology International Corp.	108,000	107,154
Taishin Financial Holdings Co. Ltd.	602,000	227,360
Taiwan Business Bank	294,000	75,723
Taiwan Cement Corp.	252,000	256,657
Taiwan Cooperative Financial Holding Co. Ltd.	526,000	232,037
Taiwan Fertilizer Co. Ltd.	84,000	114,027
Taiwan Mobile Co. Ltd.	125,000	412,113
Taiwan Semiconductor Manufacturing Co. Ltd.	1,863,000	8,546,063
TECO Electric & Machinery Co. Ltd.	145,000	114,463
Transcend Information, Inc.	14,000	39,309
Unified-President Enterprises Corp.	364,000	655,815
United Microelectronics Corp.	919,000	340,388
Vanguard International Semiconductor Corp.	60,000	91,849
Wistron Corp.	175,000	103,473
WPG Holding Co. Ltd.	128,000	136,706
Yuanta Financial Holding Co. Ltd.	761,000	250,895
Yulon Motor Co. Ltd.	69,000	60,663

TOTAL TAIWAN		31,801,330

Thailand - 2.2%
Advanced Info Service PCL (For. Reg.)	76,600	342,199
Airports of Thailand PCL (For. Reg.)	30,100	337,892
Bangkok Bank PCL (For. Reg.)	18,300	86,993
Bangkok Dusit Medical Services PCL (For. Reg.)	304,400	207,466
Bangkok Expressway and Metro PCL	526,100	89,642
Banpu PCL:
rights 5/31/16 (a)	35,800	7,997
(For. Reg.)	71,600	26,245
BEC World PCL (For. Reg.)	84,400	62,841
BTS Group Holdings PCL	481,500	126,856
Bumrungrad Hospital PCL (For. Reg.)	26,300	152,889
C.P. ALL PCL (For. Reg.)	349,000	457,238
Central Pattana PCL (For. Reg.)	104,300	157,555
Charoen Pokphand Foods PCL (For. Reg.)	262,000	178,568
Delta Electronics PCL (For. Reg.)	90,800	187,216
Energy Absolute PCL	73,200	44,649
Glow Energy PCL (For. Reg.)	56,000	141,924
Home Product Center PCL (For. Reg.)	374,800	86,401
Indorama Ventures PCL (For. Reg.)	134,800	110,017
IRPC PCL (For. Reg.)	788,800	115,203
Kasikornbank PCL (For. Reg.)	129,700	620,272
Krung Thai Bank PCL (For. Reg.)	266,500	133,555
Minor International PCL (For. Reg.)	138,600	147,848
PTT Exploration and Production PCL (For. Reg.)	123,400	265,918
PTT Global Chemical PCL (For. Reg.)	172,400	308,562
PTT PCL (For. Reg.)	75,500	657,274
Siam Cement PCL (For. Reg.)	30,600	429,381
Siam Commercial Bank PCL (For. Reg.)	120,400	460,292
Thai Oil PCL (For. Reg.)	60,400	114,158
Thai Union Frozen Products PCL (For. Reg.)	142,700	84,590
TMB PCL (For. Reg.)	870,900	56,863
True Corp. PCL:
rights 6/22/16 (a)	204,061	0
(For. Reg.)	607,376	129,581

TOTAL THAILAND		6,328,085

Turkey - 1.5%
Akbank T.A.S.	163,802	503,466
Anadolu Efes Biracilik Ve Malt Sanayii A/S	15,476	121,684
Arcelik A/S	17,853	119,892
Bim Birlesik Magazalar A/S JSC	16,009	352,450
Coca-Cola Icecek Sanayi A/S	5,694	83,517
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	166,427	179,037
Enka Insaat ve Sanayi A/S	37,337	64,853
Eregli Demir ve Celik Fabrikalari T.A.S.	107,434	179,313
Ford Otomotiv Sanayi A/S	5,630	75,657
Haci Omer Sabanci Holding A/S	74,578	269,206
Koc Holding A/S	52,911	276,658
Petkim Petrokimya Holding A/S	46,428	68,198
TAV Havalimanlari Holding A/S	11,244	65,543
Tofas Turk Otomobil Fabrikasi A/S	10,142	80,252
Tupras Turkiye Petrol Rafinelleri A/S	9,438	249,105
Turk Hava Yollari AO (a)	44,500	109,739
Turk Sise ve Cam Fabrikalari A/S	47,352	66,171
Turk Telekomunikasyon A/S	32,204	77,805
Turkcell Iletisim Hizmet A/S	65,805	284,766
Turkiye Garanti Bankasi A/S	172,431	530,780
Turkiye Halk Bankasi A/S	46,240	177,655
Turkiye Is Bankasi A/S Series C	111,991	196,525
Turkiye Vakiflar Bankasi TAO	53,642	94,707
Ulker Biskuvi Sanayi A/S	11,268	89,725
Yapi ve Kredi Bankasi A/S	58,241	89,089

TOTAL TURKEY		4,405,793

United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC (a)	148,615	267,053
Aldar Properties PJSC (a)	229,268	169,787
Arabtec Holding Co. (a)	168,202	74,647
DP World Ltd.	12,699	240,011
Dubai Financial Market PJSC (a)	154,441	64,335
Dubai Islamic Bank Pakistan Ltd. (a)	75,667	120,724
Emaar Malls Group PJSC (a)	142,485	112,501
Emaar Properties PJSC	264,044	488,851
Emirates Telecommunications Corp.	131,512	676,734
First Gulf Bank PJSC	68,244	240,616
National Bank of Abu Dhabi PJSC (a)	49,695	120,148

TOTAL UNITED ARAB EMIRATES		2,575,407

United Kingdom - 0.0%
Mediclinic International PLC	1	13
United States of America - 0.1%
Southern Copper Corp.	11,935	354,111
TOTAL COMMON STOCKS
(Cost $240,363,593)		264,883,187

Nonconvertible Preferred Stocks - 3.7%
Brazil - 2.4%
Banco Bradesco SA (PN)	135,530	1,020,637
Braskem SA (PN-A)	11,300	80,661
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	15,700	58,477
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	11,600	170,699
Companhia Energetica de Minas Gerais (CEMIG) (PN)	55,400	110,341
Companhia Energetica de Sao Paulo Series B	13,600	56,943
Companhia Paranaense de Energia-Copel (PN-B)	7,300	60,090
Gerdau SA (PN)	63,700	144,653
Itau Unibanco Holding SA	229,700	2,195,316
Itausa-Investimentos Itau SA (PN)	268,400	675,829
Lojas Americanas SA (PN)	36,120	168,352
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	301,200	895,915
Suzano Papel e Celulose SA	27,000	103,078
Telefonica Brasil SA	29,700	365,804
Vale SA (PN-A)	147,800	676,418

TOTAL BRAZIL		6,783,213

Chile - 0.1%
Embotelladora Andina SA Class B	20,821	70,625
Sociedad Quimica y Minera de Chile SA (PN-B)	7,229	154,936

TOTAL CHILE		225,561

Colombia - 0.2%
Bancolombia SA (PN)	31,894	303,188
Grupo Aval Acciones y Valores SA	257,446	107,544
Grupo de Inversiones Suramerica SA	5,412	72,193

TOTAL COLOMBIA		482,925

Korea (South) - 0.7%
AMOREPACIFIC Corp.	333	66,125
Hyundai Motor Co.	1,573	133,729
Hyundai Motor Co. Series 2	2,884	251,478
LG Chemical Ltd.	667	114,982
Samsung Electronics Co. Ltd.	1,584	1,442,042

TOTAL KOREA (SOUTH)		2,008,356

Russia - 0.3%
AK Transneft OAO (a)	111	343,081
Surgutneftegas OJSC (a)	877,813	569,098

TOTAL RUSSIA		912,179

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $7,645,122)		10,412,234
	Principal Amount	Value

Government Obligations - 0.5%
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.45% 9/15/16 (c) (Cost $1,497,434)	1,500,000	1,498,536
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.38% (d)
(Cost $6,900,299)	6,900,299	6,900,299
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $256,406,448)		283,694,256
NET OTHER ASSETS (LIABILITIES) - 0.6%		1,615,177
NET ASSETS - 100%		$285,309,433

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
235 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	9,851,200	$189,322

The face value of futures purchased as a percentage of Net Assets is 3.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $136,225 or 0.0% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $396,613.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,747
Total	$12,747

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$26,864,271	$23,812,777	$3,051,494	$--
Consumer Staples	23,102,328	21,080,546	1,930,206	91,576
Energy	22,506,895	15,413,002	7,093,893	--
Financials	75,331,282	48,734,785	26,278,439	318,058
Health Care	7,378,012	5,729,167	1,648,845	--
Industrials	18,645,314	13,878,441	4,766,873	--
Information Technology	54,807,036	32,633,302	22,173,734	--
Materials	19,222,996	16,117,736	3,105,260	--
Telecommunication Services	18,791,542	8,930,548	9,860,994	--
Utilities	8,645,745	5,259,197	3,386,548	--
Government Obligations	1,498,536	--	1,498,536	--
Money Market Funds	6,900,299	6,900,299	--	--
Total Investments in Securities:	$283,694,256	$198,489,800	$84,794,822	$409,634
Derivative Instruments:
Assets
Futures Contracts	$189,322	$189,322	$--	$--
Total Assets	$189,322	$189,322	$--	$--
Total Derivative Instruments:	$189,322	$189,322	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$189,322	$0
Total Equity Risk	$189,322	$0
Total Value of Derivatives	$189,322	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $249,506,149)	$276,793,957
Fidelity Central Funds (cost $6,900,299)	6,900,299
Total Investments (cost $256,406,448)		$283,694,256
Foreign currency held at value (cost $923,315)		929,618
Receivable for fund shares sold		768,149
Dividends receivable		177,244
Distributions receivable from Fidelity Central Funds		1,709
Receivable from investment adviser for expense reductions		100,562
Other receivables		19,795
Total assets		285,691,333
Liabilities
Payable for fund shares redeemed	$124,557
Accrued management fee	46,304
Payable for daily variation margin for derivative instruments	31,555
Custodian fees and expenses payable	95,372
Registration fees payable	25,671
Other affiliated payables	26,370
Other payables and accrued expenses	32,071
Total liabilities		381,900
Net Assets		$285,309,433
Net Assets consist of:
Paid in capital		$256,145,217
Undistributed net investment income		802,829
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		876,477
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		27,484,910
Net Assets, for 26,080,127 shares outstanding		$285,309,433
Net Asset Value, offering price and redemption price per share ($285,309,433 ÷ 26,080,127 shares)		$10.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period January 5, 2016 (commencement of operations) to April 30, 2016 (Unaudited)
Investment Income
Dividends		$1,000,913
Interest		1,082
Income from Fidelity Central Funds		12,747
Income before foreign taxes withheld		1,014,742
Less foreign taxes withheld		(93,686)
Total income		921,056
Expenses
Management fee	$118,674
Transfer agent fees	44,503
Accounting fees and expenses	23,082
Custodian fees and expenses	179,330
Independent trustees' compensation	166
Registration fees	64,346
Audit	26,815
Miscellaneous	409
Total expenses before reductions	457,325
Expense reductions	(339,098)	118,227
Net investment income (loss)		802,829
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	701,892
Foreign currency transactions	(227,479)
Futures contracts	402,064
Total net realized gain (loss)		876,477
Change in net unrealized appreciation (depreciation) on: Investment securities	27,287,808
Assets and liabilities in foreign currencies	7,780
Futures contracts	189,322
Total change in net unrealized appreciation (depreciation)		27,484,910
Net gain (loss)		28,361,387
Net increase (decrease) in net assets resulting from operations		$29,164,216

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period January 5, 2016 (commencement of operations) to April 30, 2016 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$802,829
Net realized gain (loss)	876,477
Change in net unrealized appreciation (depreciation)	27,484,910
Net increase (decrease) in net assets resulting from operations	29,164,216
Share transactions
Proceeds from sales of shares	266,412,037
Cost of shares redeemed	(10,266,820)
Net increase (decrease) in net assets resulting from share transactions	256,145,217
Total increase (decrease) in net assets	285,309,433
Net Assets
Beginning of period	–
End of period (including undistributed net investment income of $802,829)	$285,309,433
Other Information
Shares
Sold	27,060,289
Redeemed	(980,162)
Net increase (decrease)	26,080,127

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI Emerging Markets Index Fund

Six months ended (Unaudited) April 30,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	.90
Total from investment operations	.94
Net asset value, end of period	$10.94
Total ReturnC,D	9.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G
Expenses net of fee waivers, if any	.20%G
Expenses net of all reductions	.19%G
Net investment income (loss)	1.32%G
Supplemental Data
Net assets, end of period (000 omitted)	$285,309
Portfolio turnover rateH	5%I

 A For the period January 5, 2016 (commencement of operations) to April 30, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity SAI Emerging Markets Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates and certain other Fidelity funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$30,101,224
Gross unrealized depreciation	(2,901,072)
Net unrealized appreciation (depreciation) on securities	$27,200,152
Tax cost	$256,494,104

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $402,064 and a change in net unrealized appreciation (depreciation) of $189,322 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $258,406,711 and $10,981,194, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .20% of average net assets. This reimbursement will remain in place through December 31, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this waiver. During the period this reimbursement reduced the Fund's expenses by $337,225.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,873.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Emerging Markets Fund was the owner of record of approximately 23% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 5, 2016 to April 30, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2016	Expenses Paid During Period
Actual	.20%	$1,000.00	$1,094.00	$.67-B
Hypothetical-C		$1,000.00	$1,023.87	$1.01-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 117/366 (to reflect the period January 5, 2016 to April 30, 2016).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Emerging Markets Index Fund

On September 17, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation programs and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including its size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's experience in managing other index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered the fund's proposed management fee and the projected total expense ratio of the fund after the effect of the contractual expense cap referred to in the next paragraph in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable and that the management and sub-advisory fee rates paid by other Fidelity equity index funds had been considered in proposing the management fee rate for the fund. The Board also considered that the projected total expense ratio of the fund is below the median expense ratio of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR had contractually agreed to reimburse the fund through December 31, 2017 to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed 0.20%.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Additional Information Considered by the Board:  The Board also received information explaining that the fund's investments will be chosen using an investment discipline developed by Geode, the sub-adviser to Fidelity's equity index funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Board Approval of Investment Advisory Contracts

Fidelity SAI Emerging Markets Index Fund

On January 14, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Sub-Advisory Agreement) to decrease the amount of fees paid by Fidelity Management & Research Company (FMR), the fund's investment adviser, to Geode by one basis point. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Amended Sub-Advisory Agreement.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, and the benefits to shareholders of investment in a large fund family, in connection with the approval of the fund's current management and sub-advisory agreements. At its September 2015 meeting, the Board concluded that the nature, extent and quality of the services to be provided to the fund under the management and sub-advisory agreements should benefit the fund's shareholders. The Board noted that approval of the Amended Sub-Advisory Agreement would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the approval of the management contract and sub-advisory agreements. Based on its review, the Board concluded at its September 2015 meeting that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

In its review of the proposed sub-advisory fee rate under the Amended Sub-Advisory Agreement, the Board considered that the proposed fee rate is lower by one basis point than the current sub-advisory fee rate. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's management fee rate, and that the management fee rate would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the approval of the existing management contract. In addition, the Board considered that the Amended Sub-Advisory Agreement would not result in any changes to FMR's contractual expense reimbursement arrangement for the fund or total expenses.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Amended Sub-Advisory Agreement. In connection with its future renewal of the fund's management agreement and sub-advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Amended Sub-Advisory Agreement should be approved.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SV6-SANN-0616
1.9870287.100

Spartan® Emerging Markets Index Fund
Spartan® Global ex U.S. Index Fund
(To be renamed Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund)

Investor Class and Fidelity Advantage® Class
(Fidelity Advantage® Class to be renamed Premium Class)

Semi-Annual Report

April 30, 2016

Contents

Spartan® Emerging Markets Index Fund
Investment Summary
Investments
Financial Statements
Spartan® Global ex U.S. Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Spartan® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.4	3.2
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	3.4	3.2
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.9	2.0
Naspers Ltd. Class N (South Africa, Media)	1.8	1.9
China Construction Bank Corp. (H Shares) (China, Banks)	1.8	2.1
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.2	1.5
Infosys Ltd. (India, IT Services)	1.1	1.1
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.0	1.2
Bank of China Ltd. (H Shares) (China, Banks)	1.0	1.1
Itau Unibanco Holding SA (Brazil, Banks)	0.9	0.7
	17.5

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.9	31.3
Information Technology	14.2	14.3
Energy	9.5	8.8
Consumer Discretionary	8.3	8.5
Consumer Staples	8.0	7.9
Materials	7.5	5.9
Telecommunication Services	7.4	7.4
Industrials	5.9	7.0
Utilities	3.2	3.2
Health Care	3.1	3.2

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Taiwan	13.4%
China	13.3%
India	11.9%
South Africa	9.0%
Brazil	8.6%
Cayman Islands	5.6%
Mexico	5.4%
Hong Kong	4.9%
Russia	4.8%
Other*	23.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
China	15.3%
Taiwan	13.9%
India	12.5%
South Africa	9.1%
Brazil	6.8%
Cayman Islands	5.6%
Mexico	5.5%
Hong Kong	5.4%
Russia	4.4%
Other*	21.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Spartan® Emerging Markets Index Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
		Shares	Value
Bermuda - 1.1%
Alibaba Health Information Technology Ltd. (a)		560,000	$377,811
Alibaba Pictures Group Ltd. (a)(b)		2,320,000	541,995
Beijing Enterprises Water Group Ltd.		738,000	440,170
Brilliance China Automotive Holdings Ltd.		506,000	499,091
China Foods Ltd.		114,000	41,863
China Gas Holdings Ltd.		296,000	427,345
China Resource Gas Group Ltd.		124,000	350,900
China Yurun Food Group Ltd. (a)(b)		202,000	34,437
CITIC Resources Holdings Ltd. (a)		340,000	30,563
Cosco Pacific Ltd.		316,735	336,825
Credicorp Ltd.		6,502	943,245
Credicorp Ltd. (United States)		3,039	441,931
GOME Electrical Appliances Holdings Ltd.		2,147,802	275,461
Haier Electronics Group Co. Ltd.		227,000	381,253
Hanergy Thin Film Power Group Ltd. (a)		1,618,000	2
HengTen Networks Group Ltd. (a)		1,812,000	82,598
Hopson Development Holdings Ltd.		68,000	64,625
Kunlun Energy Co. Ltd.		524,000	454,884
Luye Pharma Group Ltd. (a)		278,500	193,256
Nine Dragons Paper (Holdings) Ltd.		289,000	207,076
Shenzhen International Holdings Ltd.		188,980	308,391
Sinofert Holdings Ltd.		262,000	35,739

TOTAL BERMUDA			6,469,461

Brazil - 5.5%
AES Tiete Energia SA unit		25,800	105,923
Ambev SA		858,900	4,842,355
B2W Companhia Global do Varejo (a)		17,100	68,117
Banco Bradesco SA		141,301	1,154,073
Banco do Brasil SA		157,300	1,011,239
Banco Santander SA (Brasil) unit		82,300	444,134
BB Seguridade Participacoes SA		110,000	959,512
BM&F BOVESPA SA		314,300	1,570,015
BR Malls Participacoes SA		75,900	373,624
Brasil Foods SA		159,900	2,287,441
BTG Pactual Participations Ltd. unit		20,700	118,269
CCR SA		161,400	759,309
Centrais Eletricas Brasileiras SA (Electrobras) (a)		49,400	111,892
Cetip SA - Mercados Organizado		41,217	505,977
Cielo SA		189,279	1,843,671
Companhia de Gas de Sao Paulo rights 5/27/16 (a)		58	36
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		62,600	480,523
Companhia Energetica de Minas Gerais (CEMIG)		21,980	45,312
Companhia Paranaense de Energia-Copel		3,400	18,378
Companhia Siderurgica Nacional SA (CSN) (a)		127,200	485,980
Cosan SA Industria e Comercio		18,100	167,567
CPFL Energia SA		53,433	308,394
Drogasil SA		45,600	729,759
Duratex SA		47,097	107,224
Duratex SA (a)		1,908	4,344
Ecorodovias Infraestrutura e Logistica SA		31,700	69,128
Embraer SA		127,900	764,964
Energias do Brasil SA		38,200	142,171
Equatorial Energia SA		36,400	450,231
Estacio Participacoes SA		49,000	169,115
Fibria Celulose SA		41,400	365,700
Hypermarcas SA		69,300	611,343
JBS SA		124,400	326,983
Klabin SA unit		101,700	515,412
Kroton Educacional SA		276,048	1,027,379
Localiza Rent A Car SA		25,490	244,579
Lojas Americanas SA		47,498	152,883
Lojas Renner SA		118,600	716,238
M. Dias Branco SA		7,500	174,021
Multiplan Empreendimentos Imobiliarios SA		13,400	229,681
Multiplus SA		7,900	87,172
Natura Cosmeticos SA		31,600	234,295
Oi SA (a)		42,730	10,685
Petroleo Brasileiro SA - Petrobras (ON) (a)		692,700	2,672,713
Porto Seguro SA		16,900	136,114
Smiles SA		7,200	83,530
Sul America SA unit		41,928	204,200
Terna Participacoes SA unit		15,400	87,584
TIM Participacoes SA		146,500	325,437
Totvs SA		24,000	196,787
Tractebel Energia SA		37,500	415,970
Ultrapar Participacoes SA		71,000	1,495,041
Usinas Siderurgicas de Minas Gerais SA - Usiminas (a)		4,043	2,833
Usinas Siderurgicas de Minas Gerais SA - Usiminas		9,800	12,823
Usinas Siderurgicas de Minas Gerais SA - Usiminas rights 5/23/16 (a)		15,958	371
Vale SA		243,700	1,395,203
Via Varejo SA unit		18,900	33,687
Weg SA		102,340	451,703

TOTAL BRAZIL			32,309,044

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)		376,000	52,920
Cayman Islands - 5.6%
3SBio, Inc. (a)		178,000	214,877
Agile Property Holdings Ltd.		280,856	159,486
Anta Sports Products Ltd.		165,000	420,293
Belle International Holdings Ltd.		961,000	586,072
Biostime International Holdings Ltd.		27,500	76,390
Bosideng International Holdings Ltd.		188,000	15,227
Car, Inc. (a)(b)		156,000	177,102
China Conch Venture Holdings Ltd.		237,000	479,529
China Dongxiang Group Co. Ltd.		578,000	119,042
China Hongqiao Group Ltd.		197,500	144,554
China Huishan Dairy Holdings Co. Ltd.(b)		833,000	310,973
China Medical System Holdings Ltd.		226,000	293,280
China Resources Cement Holdings Ltd.		347,064	114,203
China Resources Land Ltd.		498,744	1,225,259
China State Construction International Holdings Ltd.		300,000	467,311
China Zhongwang Holdings Ltd. (b)		283,200	141,025
Cimc Enric Holdings Ltd.		90,000	47,144
Country Garden Holdings Co. Ltd.		1,326,737	523,493
Dali Foods Group Co. Ltd. (b)		236,500	146,457
ENN Energy Holdings Ltd.		134,000	653,604
Evergrande Real Estate Group Ltd.		652,000	481,787
Fullshare Holdings Ltd.		947,500	302,150
GCL-Poly Energy Holdings Ltd. (b)		2,350,000	350,205
Geely Automobile Holdings Ltd.		885,000	439,926
Golden Eagle Retail Group Ltd. (H Shares) (b)		41,000	47,255
Greentown China Holdings Ltd. (a)		139,000	103,296
Haitian International Holdings Ltd.		98,000	167,204
Hengan International Group Co. Ltd.		134,500	1,205,095
Kingboard Chemical Holdings Ltd.		117,000	225,023
Kingboard Laminates Holdings Ltd.		85,000	43,455
Kingsoft Corp. Ltd.		154,000	353,584
KWG Property Holding Ltd.		225,737	146,052
Lee & Man Paper Manufacturing Ltd.		248,000	162,545
Li Ning Co. Ltd. (a)		266,208	115,455
Longfor Properties Co. Ltd.		269,500	378,086
Renhe Commercial Holdings Co. Ltd. (a)		2,613,000	89,009
Sany Heavy Equipment International Holdings Co. Ltd. (a)		61,000	12,160
Shenzhou International Group Holdings Ltd.		104,000	537,631
Shimao Property Holdings Ltd.		234,500	323,649
Sino Biopharmaceutical Ltd.		766,000	542,791
SOHO China Ltd.		330,000	165,911
Sunac China Holdings Ltd.		327,000	209,064
Tencent Holdings Ltd.		984,000	20,022,743
TPK Holding Co. Ltd.		47,775	100,274
Zhongsheng Group Holdings Ltd. Class H		103,500	53,010

TOTAL CAYMAN ISLANDS			32,892,681

Chile - 1.4%
AES Gener SA		470,755	239,405
Aguas Andinas SA		544,388	315,999
Banco de Chile		4,596,077	501,921
Banco de Credito e Inversiones		9,270	398,904
Banco Santander Chile		11,676,346	565,371
Cencosud SA		204,304	550,470
Colbun SA		1,230,838	334,409
Compania Cervecerias Unidas SA		27,281	306,247
Compania de Petroleos de Chile SA (COPEC)		69,540	694,690
CorpBanca SA		32,083,142	291,998
Empresa Nacional de Electricidad SA		615,583	573,025
Empresa Nacional de Electricidad SA sponsored ADR		203	5,654
Empresa Nacional de Telecomunicaciones SA (ENTEL)		18,264	160,310
Empresas CMPC SA		204,142	461,631
Endesa Americas SA		615,583	290,687
Endesa Americas SA sponsored ADR (a)		203	2,868
Enersis Chile SA		3,319,295	404,942
Enersis Chile SA sponsored ADR (a)		300	1,911
Enersis SA		3,571,721	615,871
Enersis SA sponsored ADR		300	2,568
LATAM Airlines Group SA (a)		62,046	442,067
LATAM Airlines Group SA sponsored ADR (a)		212	1,522
S.A.C.I. Falabella		90,178	683,165
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	3,499
Sonda SA		78,767	156,753

TOTAL CHILE			8,005,887

China - 13.3%
Agricultural Bank of China Ltd. (H Shares)		4,788,000	1,728,052
Air China Ltd. (H Shares)		336,000	254,380
Aluminum Corp. of China Ltd. (H Shares) (a)		686,000	229,365
Angang Steel Co. Ltd. (H Shares)		186,000	87,965
Anhui Conch Cement Co. Ltd. (H Shares)		223,000	587,620
Anhui Expressway Co. Ltd. (H Shares)		38,000	30,259
Anhui Gujing Distillery Co. Ltd. (B Shares)		8,300	27,606
AviChina Industry & Technology Co. Ltd. (H Shares)		426,000	296,938
Baic Motor Corp. Ltd.		111,500	93,765
Bank Communications Co. Ltd. (H Shares)		1,503,000	947,292
Bank of China Ltd. (H Shares)		13,885,000	5,621,961
BBMG Corp. (H Shares)		204,000	149,089
Beijing Capital International Airport Co. Ltd. (H Shares)		284,000	304,705
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)		362,000	114,214
Beijing North Star Co. Ltd. (H Shares)		106,000	33,666
Bengang Steel Plates Co. Ltd. (B Shares)		55,100	18,824
BOE Technology Group Co. Ltd. (B Shares)		182,900	45,743
BYD Co. Ltd. (H Shares) (a)(b)		127,000	742,709
CGN Power Co. Ltd.		1,850,000	590,330
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)		218,200	73,620
China BlueChemical Ltd. (H Shares)		326,000	75,444
China Cinda Asset Management Co. Ltd. (H Shares)		1,680,000	550,140
China CITIC Bank Corp. Ltd. (H Shares)		1,408,000	883,029
China Coal Energy Co. Ltd. (H Shares) (b)		468,000	221,586
China Communications Construction Co. Ltd. (H Shares)		815,000	978,274
China Communications Services Corp. Ltd. (H Shares)		466,000	219,949
China Construction Bank Corp. (H Shares)		16,860,000	10,708,242
China Cosco Holdings Co. Ltd. (H Shares) (a)(b)		502,500	196,201
China Eastern Airlines Corp. Ltd. (H Shares) (a)		292,000	159,637
China Energy Engineering Corp. Ltd.		288,000	50,269
China Everbright Bank Co. Ltd. (H Shares)		625,000	283,406
China Galaxy Securities Co. Ltd. (H Shares)		684,000	599,930
China Huarong Asset Management Co. Ltd. (a)		190,000	66,997
China International Marine Containers (Group) Ltd. (H Shares)		98,100	153,089
China Life Insurance Co. Ltd. (H Shares)		1,373,000	3,162,784
China Longyuan Power Grid Corp. Ltd. (H Shares)		626,000	433,097
China Machinery Engineering Co. (H Shares)		77,000	52,314
China Merchants Bank Co. Ltd. (H Shares)		850,346	1,862,791
China Merchants Shekou Industrial Zone Co. Ltd. (a)		32,738	71,857
China Minsheng Banking Corp. Ltd. (H Shares)		1,206,200	1,132,976
China Molybdenum Co. Ltd. (H Shares)		693,000	116,142
China National Accord Medicines Corp. Ltd.		6,800	37,222
China National Building Materials Co. Ltd. (H Shares)		506,000	260,878
China National Materials Co. Ltd. (H Shares)		171,000	45,153
China Oilfield Services Ltd. (H Shares)		316,000	274,131
China Pacific Insurance (Group) Co. Ltd. (H Shares)		477,600	1,674,679
China Petroleum & Chemical Corp. (H Shares)		4,703,000	3,314,132
China Railway Construction Corp. Ltd. (H Shares)		354,000	450,038
China Railway Group Ltd. (H Shares)		690,000	546,156
China Railway Signal & Communications Corp.		138,000	81,835
China Reinsurance Group Corp.		637,000	148,849
China Shenhua Energy Co. Ltd. (H Shares)		625,500	1,053,242
China Shipping Container Lines Co. Ltd. (H Shares) (a)		693,000	158,200
China Shipping Development Co. Ltd. (H Shares)		252,000	178,935
China Southern Airlines Ltd. (H Shares)		322,000	201,908
China Telecom Corp. Ltd. (H Shares)		2,976,000	1,473,317
China Vanke Co. Ltd. (H Shares)		245,500	612,774
Chongqing Changan Automobile Co. Ltd. (B Shares)		160,700	278,023
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		516,000	271,199
CITIC Securities Co. Ltd. (H Shares)		420,000	923,068
CRRC Corp. Ltd. (H Shares)		753,600	731,377
CSG Holding Co. Ltd. (B Shares)		125,000	104,101
Cssc Offshore & Marine Engin (H Shares) (a)		42,000	64,706
Dalian Port (PDA) Co. Ltd. (H Shares)		156,000	67,729
Dalian Wanda Commercial Properties Co., Ltd.		123,200	813,985
Datang International Power Generation Co. Ltd. (H Shares)		560,000	159,092
Dazhong Transport Group Co. Ltd. (B Shares)		96,100	119,260
Dongfang Electric Corp. Ltd. (H Shares)		52,800	41,050
Dongfeng Motor Group Co. Ltd. (H Shares)		536,000	585,735
Double Coin Holdings Ltd. (B Shares)		39,100	47,741
Foshan Electrical and Lighting Co. Ltd. (B Shares)		44,270	34,585
Fuyao Glass Industries Group Co. Ltd. (a)		94,800	213,679
GF Securities Co. Ltd. (a)		286,200	649,552
Great Wall Motor Co. Ltd. (H Shares)		575,500	432,943
Guangdong Electric Power Development Co. Ltd. (B Shares)		129,600	73,514
Guangshen Railway Co. Ltd. (H Shares)		290,000	150,226
Guangzhou Automobile Group Co. Ltd. (H Shares)		406,000	471,800
Guangzhou Baiyunshan Pharma Health (H Shares)		34,000	72,025
Guangzhou R&F Properties Co. Ltd. (H Shares)		172,400	240,415
Haitong Securities Co. Ltd. (H Shares)		628,800	1,039,167
Harbin Electric Machinery Co. Ltd.(H Shares)		114,000	46,659
Huadian Energy Co. Ltd. (B Shares) (a)		68,200	34,782
Huadian Fuxin Energy Corp. Ltd. (H Shares)		426,000	92,797
Huadian Power International Corp. Ltd. (H Shares)		266,000	136,396
Huaneng Power International, Inc. (H Shares)		780,000	556,342
Huaneng Renewables Corp. Ltd. (H Shares)		744,000	219,543
Huatai Securities Co. Ltd. (a)		317,400	669,519
Huishang Bank Corp. Ltd.		166,000	79,883
Industrial & Commercial Bank of China Ltd. (H Shares)		13,282,000	7,111,195
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		194,962	157,334
Jiangling Motors Corp. Ltd. (B Shares)		6,200	17,097
Jiangsu Expressway Co. Ltd. (H Shares)		226,000	297,004
Jiangxi Copper Co. Ltd. (H Shares)		224,000	273,484
Jinzhou Port Co. Ltd. (B Shares)		29,800	16,688
Lao Feng Xiang Co. Ltd. (B Shares)		35,502	134,943
Legend Holdings Corp. (a)		72,200	174,452
Maanshan Iron & Steel Ltd. (H Shares) (a)		262,000	60,208
Metallurgical Corp. China Ltd. (H Shares)		524,000	157,449
New China Life Insurance Co. Ltd. (H Shares)		146,700	478,227
People's Insurance Co. of China Group (H Shares)		1,182,000	475,359
PetroChina Co. Ltd. (H Shares)		3,892,000	2,847,505
PICC Property & Casualty Co. Ltd. (H Shares)		713,227	1,297,415
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		922,000	4,327,023
Red Star Macalline Group Corp.		92,000	104,450
Shandong Chenming Paper Holdings Ltd. (B Shares)		156,600	121,535
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		328,000	196,907
Shanghai Bailian Group Co. Ltd. (B Shares)		25,400	40,869
Shanghai Baosight Software Co. Ltd.		20,600	77,703
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)		63,200	52,330
Shanghai Electric Group Co. Ltd. (H Shares)		522,000	218,204
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H		75,500	204,733
Shanghai Haixin Group Co. Ltd. (B Shares)		66,200	54,085
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)		27,800	84,290
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)		29,440	59,145
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)		45,900	74,083
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		85,000	283,560
Shanghai Pharma Holding Co. Ltd. (H Shares)		134,600	285,293
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)		33,600	76,944
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)		33,917	64,307
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)		142,600	72,298
Shengjing Bank Co. Ltd.		100,000	136,093
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)		19,400	32,013
Shenzhen Expressway Co. (H Shares)		116,000	102,951
Sichuan Expressway Co. Ltd. (H Shares)		142,000	47,473
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		209,000	193,854
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		655,000	321,294
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares) (a)		346,000	75,590
Sinopharm Group Co. Ltd. (H Shares)		193,600	827,493
Sinotrans Ltd. (H Shares)		321,000	148,361
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)		54,000	30,021
TravelSky Technology Ltd. (H Shares)		187,000	347,508
Tsingtao Brewery Co. Ltd. (H Shares)		74,000	279,294
Weichai Power Co. Ltd. (H Shares)		172,600	207,265
Weifu High-Technology Co. Ltd. (B Shares)		48,050	101,590
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		69,200	113,968
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)		39,720	125,864
Yanzhou Coal Mining Co. Ltd. (H Shares)		374,000	212,414
Zhaojin Mining Industry Co. Ltd. (H Shares)		171,000	147,760
Zhejiang Expressway Co. Ltd. (H Shares)		262,000	267,345
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		92,500	526,301
Zijin Mining Group Co. Ltd. (H Shares)		1,038,000	346,299
ZTE Corp. (H Shares)		131,080	203,934

TOTAL CHINA			78,579,403

Colombia - 0.4%
Almacenes Exito SA		42,897	241,237
Bancolombia SA sponsored ADR		76	2,940
Cementos Argos SA		66,860	271,788
Cemex Latam Holdings SA (a)		11,847	54,313
Corporacion Financiera Colombiana SA		22,288	301,848
Ecopetrol SA		887,366	440,772
Grupo de Inversiones Suramerica SA		41,376	559,196
Interconexion Electrica SA ESP		57,747	176,361
Inversiones Argos SA		60,021	396,110
Isagen SA		151,394	218,161

TOTAL COLOMBIA			2,662,726

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		29,695	580,093
Komercni Banka A/S		2,839	584,049

TOTAL CZECH REPUBLIC			1,164,142

Egypt - 0.3%
Commercial International Bank SAE		191,383	991,404
Commercial International Bank SAE sponsored GDR		2,831	10,560
EFG-Hermes Holding SAE		88,969	101,293
Elsewedy Electric Co.		11,817	61,228
Global Telecom Holding (a)		470,936	156,449
JUHAYNA Food Industries		34,546	28,049
Madinet Nasr for Housing & Development		37,156	85,359
Sidi Kerir Petrochemcials Co.		18,309	26,618
Talaat Moustafa Group Holding		180,826	136,435
Telecom Egypt SAE		50,999	44,682

TOTAL EGYPT			1,642,077

Greece - 0.5%
Alpha Bank AE (a)		251,668	546,835
EFG Eurobank Ergasias SA (a)		325,508	274,674
Folli Follie SA		6,224	128,176
Greek Organization of Football Prognostics SA		38,758	292,990
Hellenic Petroleum SA (a)		12,816	56,655
Hellenic Telecommunications Organization SA		45,079	438,860
Jumbo SA (a)		17,965	235,308
Motor Oil (HELLAS) Corinth Refineries SA		10,327	117,918
National Bank of Greece SA (a)		1,010,563	301,871
Piraeus Bank SA (a)		1,042,994	309,037
Titan Cement Co. SA (Reg.)		8,306	189,474

TOTAL GREECE			2,891,798

Hong Kong - 4.9%
Beijing Enterprises Holdings Ltd.		98,000	511,107
China Agri-Industries Holdings Ltd. (a)		331,630	113,622
China Everbright International Ltd.		486,000	544,091
China Everbright Ltd.		160,000	315,849
China Jinmao Holdings Group Ltd.		906,000	259,395
China Merchants Holdings International Co. Ltd.		221,227	656,205
China Minsheng Financial Holding Corp. Ltd.(a)		700,000	71,014
China Mobile Ltd.		982,000	11,274,118
China Overseas Land and Investment Ltd.		710,000	2,253,729
China Overseas Property Holdings Ltd.		210,666	29,437
China Power International Development Ltd.		601,000	256,518
China Resources Beer Holdings Co. Ltd.		223,159	490,372
China Resources Power Holdings Co. Ltd.		359,691	605,809
China South City Holdings Ltd.		402,000	76,928
China Taiping Insurance Group Ltd. (a)		268,377	546,884
China Unicom Ltd.		1,056,000	1,235,824
CITIC Pacific Ltd.		1,174,000	1,712,038
CNOOC Ltd.		2,937,000	3,628,139
CNOOC Ltd. sponsored ADR		200	24,686
CSPC Pharmaceutical Group Ltd.		758,000	673,693
Far East Horizon Ltd.		500,000	396,889
Fosun International Ltd.		423,000	584,467
Guangdong Investment Ltd.		512,000	722,976
Lenovo Group Ltd.		1,184,000	936,653
Poly Property Group Co. Ltd.		278,000	74,215
Shanghai Industrial Holdings Ltd.		82,000	186,428
Shenzhen Investment Ltd.		538,431	217,190
Sino-Ocean Land Holdings Ltd.		533,479	239,925
Sinotruk Hong Kong Ltd.		100,000	50,353
Winteam Pharmaceutical Group Ltd. (a)		322,000	151,080
Yuexiu Property Co. Ltd.		1,208,000	175,373

TOTAL HONG KONG			29,015,007

Hungary - 0.3%
Magyar Telekom PLC		78,866	136,923
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		8,779	536,519
OTP Bank PLC		34,883	923,795
Richter Gedeon PLC		25,122	499,227

TOTAL HUNGARY			2,096,464

India - 11.9%
ABB Ltd. India (a)		4,676	91,323
ACC Ltd.		11,177	242,830
Adani Enterprises Ltd. (a)		43,358	56,592
Adani Ports & Special Economic Zone		154,129	552,702
Adani Power Ltd. (a)		156,679	75,597
Adani Transmissions Ltd. (a)		37,892	18,026
Aditya Birla Fashion and Retail Ltd. (a)		31,350	69,637
Aditya Birla Nuvo Ltd.		6,029	77,653
Ambuja Cements Ltd.		131,829	438,600
Ashok Leyland Ltd.		229,565	369,098
Asian Paints India Ltd.		55,187	719,690
Aurobindo Pharma Ltd.		49,553	566,918
Axis Bank Ltd. (a)		105,685	751,603
Bajaj Auto Ltd.		13,912	521,908
Bajaj Finance Ltd.		3,110	319,734
Bajaj Finserv Ltd.		7,907	223,233
Bajaj Holdings & Investment Ltd.		3,100	67,154
Bank of Baroda (a)		88,790	211,063
Bank of India		82,954	115,517
Bharat Electronics Ltd.		3,075	54,711
Bharat Forge Ltd.		18,548	222,854
Bharat Heavy Electricals Ltd. (a)		108,777	205,352
Bharat Petroleum Corp. Ltd. (a)		32,733	481,937
Bharti Airtel Ltd.		238,728	1,306,750
Bharti Infratel Ltd.		102,269	577,275
Bosch Ltd. (a)		1,454	430,429
Britannia Industries Ltd.		5,631	242,667
Cadila Healthcare Ltd.		46,721	230,421
Cairn India Ltd. (a)		89,322	195,182
Canara Bank Ltd. (a)		31,137	96,539
Castrol India Ltd.		24,120	143,902
Cipla Ltd.		59,977	484,869
Coal India Ltd.		245,656	1,065,272
Colgate-Palmolive (India)		13,410	169,751
Corporation Bank Ltd. (a)		50,254	29,165
Crompton Greaves Consumer Electricals Ltd.		76,166	144,706
Crompton Greaves Ltd. (a)		76,166	66,104
Cummins India Ltd. (a)		14,057	187,316
Dabur India Ltd.		101,146	419,960
Divi's Laboratories Ltd.		15,428	244,129
DLF Ltd.		81,426	158,744
Dr. Reddy's Laboratories Ltd. (a)		15,423	711,071
Eicher Motors Ltd. (a)		2,285	689,193
Emami Ltd.		10,495	159,063
Essar Oil Ltd. (a)		27,057	107,046
Exide Industries Ltd. (a)		45,697	101,300
GAIL India Ltd.		57,912	314,165
GlaxoSmithKline Consumer Healthcare Ltd. (a)		2,089	185,472
GlaxoSmithKline Pharmaceuticals Ltd. (a)		2,316	130,099
Glenmark Pharmaceuticals Ltd. (a)		26,432	330,054
GMR Infrastructure Ltd. (a)		357,429	67,799
Godrej Consumer Products Ltd.		23,570	468,966
Godrej Industries Ltd.		14,503	76,177
Grasim Industries Ltd.		1,387	89,489
Great Eastern Shipping Co. Ltd.		6,327	31,275
HCL Technologies Ltd.		98,883	1,116,919
HDFC Bank Ltd. (a)		82,559	1,678,163
Hero Motocorp Ltd. (a)		18,725	816,762
Hindalco Industries Ltd. (a)		149,991	217,562
Hindustan Petroleum Corp. Ltd.		16,426	206,174
Hindustan Unilever Ltd.		132,694	1,733,749
Hindustan Zinc Ltd. (a)		48,918	126,740
Housing Development Finance Corp. Ltd.		293,105	4,802,826
ICICI Bank Ltd. (a)		523,551	1,848,443
IDBI Bank Ltd. (a)		133,155	139,017
Idea Cellular Ltd. (a)		269,346	480,703
IDFC Bank Ltd. (a)		159,288	114,744
IDFC Ltd.		55,030	40,259
Indiabulls Housing Finance Ltd.		60,567	632,108
Indian Oil Corp. Ltd. (a)		106,122	692,164
IndusInd Bank Ltd.		17,361	274,128
Infosys Ltd.		349,772	6,353,841
InterGlobe Aviation Ltd. (a)		7,545	122,213
ITC Ltd.		357,738	1,750,035
Jindal Steel & Power Ltd. (a)		60,559	63,635
JSW Energy Ltd. (a)		79,203	80,723
JSW Steel Ltd. (a)		22,776	470,843
Kotak Mahindra Bank Ltd.		103,195	1,114,125
Larsen & Toubro Ltd. (a)		42,321	799,330
LIC Housing Finance Ltd. (a)		48,498	337,530
Lupin Ltd.		40,704	984,885
Mahindra & Mahindra Financial Services Ltd. (a)		63,690	287,646
Mahindra & Mahindra Ltd. (a)		56,755	1,137,185
Mangalore Refinery & Petrochemicals Ltd. (a)		37,776	38,444
Marico Ltd.		88,478	345,118
Maruti Suzuki India Ltd. (a)		4,930	281,633
Motherson Sumi Systems Ltd.		70,857	269,185
Mphasis BFL Ltd.		16,016	117,964
Nestle India Ltd.		4,543	391,577
NHPC Ltd. (a)		323,666	100,620
NMDC Ltd. (a)		143,218	205,150
NTPC Ltd.		370,524	777,021
Oil & Natural Gas Corp. Ltd.		380,646	1,244,934
Oil India Ltd.		21,498	107,465
Oracle Finance Services Software Ltd. (a)		2,058	111,794
Oriental Bank of Commerce (a)		19,172	26,265
Pidilite Industries Ltd. (a)		25,314	229,815
Piramal Enterprises Ltd.		15,018	269,101
Power Finance Corp. Ltd.		57,476	155,186
Power Grid Corp. of India Ltd.		196,896	425,061
Punjab National Bank (a)		20,735	27,142
Rajesh Exports Ltd. (a)		26,728	238,226
Reliance Capital Ltd. (a)		23,930	145,740
Reliance Communication Ltd. (a)		195,807	165,665
Reliance Industries Ltd.		293,276	4,338,730
Reliance Infrastructure Ltd. (a)		23,780	192,798
Reliance Power Ltd. (a)		115,141	88,316
Rural Electrification Corp. Ltd.		65,460	175,807
Shree Cement Ltd.		1,609	307,480
Shriram Transport Finance Co. Ltd.		31,744	450,577
Siemens India Ltd. (a)		18,151	310,908
State Bank of India (a)		292,564	832,430
Steel Authority of India Ltd. (a)		186,417	133,024
Sun Pharmaceutical Industries Ltd.		204,777	2,501,081
Sun TV Ltd.		19,789	110,958
Tata Chemicals Ltd. (a)		15,858	96,830
Tata Communications Ltd.		14,718	91,553
Tata Consultancy Services Ltd.		87,373	3,335,078
Tata Motors Ltd. (a)		183,463	1,121,620
Tata Motors Ltd. Class A (a)		77,424	347,109
Tata Power Co. Ltd.		193,582	205,456
Tata Steel Ltd.		47,856	252,949
Tech Mahindra Ltd.		87,168	637,959
Titan Co. Ltd.		14,520	77,796
Torrent Pharmaceuticals Ltd.		8,080	173,976
Torrent Power Ltd. (a)		30,860	109,060
Ultratech Cemco Ltd. (a)		12,810	609,678
Union Bank of India (a)		60,050	115,172
United Breweries Ltd. (a)		14,154	162,400
United Spirits Ltd. (a)		11,162	399,258
UPL Ltd.		58,112	470,579
Vedanta Ltd. (a)		220,802	345,037
Wipro Ltd.		113,091	942,454
Wockhardt Ltd. (a)		5,623	83,978
Yes Bank Ltd. (a)		25,998	369,057
Zee Entertainment Enterprises Ltd.		102,033	637,308

TOTAL INDIA			70,230,056

Indonesia - 2.6%
PT Adaro Energy Tbk		2,290,700	126,798
PT Astra Agro Lestari Tbk		51,800	63,238
PT Astra International Tbk		3,704,600	1,889,099
PT Bank Central Asia Tbk		2,274,400	2,250,601
PT Bank Danamon Indonesia Tbk Series A		590,900	147,411
PT Bank Mandiri (Persero) Tbk		1,726,000	1,254,672
PT Bank Negara Indonesia (Persero) Tbk		1,378,600	479,290
PT Bank Rakyat Indonesia Tbk		1,985,300	1,558,072
PT Charoen Pokphand Indonesia Tbk		1,356,400	382,092
PT Global Mediacom Tbk		1,207,300	106,193
PT Gudang Garam Tbk		83,900	440,558
PT Indo Tambangraya Megah Tbk		58,500	34,600
PT Indocement Tunggal Prakarsa Tbk		244,600	365,843
PT Indofood CBP Sukses Makmur Tbk		206,400	239,063
PT Indofood Sukses Makmur Tbk		802,000	433,292
PT International Nickel Indonesia Tbk (a)		314,500	44,356
PT Jasa Marga Tbk		386,600	159,764
PT Kalbe Farma Tbk		3,536,600	368,731
PT Media Nusantara Citra Tbk		905,600	161,371
PT Perusahaan Gas Negara Tbk Series B		1,961,600	389,702
PT Semen Gresik (Persero) Tbk		547,700	411,149
PT Surya Citra Media Tbk		1,042,500	252,957
PT Tambang Batubara Bukit Asam Tbk		127,400	68,105
PT Telkomunikasi Indonesia Tbk Series B		9,282,600	2,490,455
PT Tower Bersama Infrastructure Tbk (a)		372,300	167,264
PT Unilever Indonesia Tbk		207,900	671,166
PT United Tractors Tbk		283,400	322,338
PT XL Axiata Tbk (a)		538,100	143,624

TOTAL INDONESIA			15,421,804

Isle of Man - 0.1%
New Europe Property Investments PLC		39,491	497,242
Korea (South) - 0.0%
Samsung Electronics Co. Ltd.		10	10,867
Malaysia - 4.3%
AirAsia Bhd		199,100	96,836
Alliance Financial Group Bhd		226,600	232,024
AMMB Holdings Bhd		365,900	424,300
Astro Malaysia Holdings Bhd		350,000	248,176
Axiata Group Bhd		823,393	1,190,879
Berjaya Sports Toto Bhd		138,528	107,801
British American Tobacco (Malaysia) Bhd		26,200	307,707
Bumi Armada Bhd		630,500	127,504
Bumiputra-Commerce Holdings Bhd		1,031,316	1,232,880
Dialog Group Bhd		463,500	188,651
DiGi.com Bhd		680,200	766,128
Felda Global Ventures Holdings Bhd		349,900	129,875
Gamuda Bhd		398,700	484,788
Gamuda Bhd warrants 3/6/21 (a)		62,050	15,804
Genting Bhd		401,600	908,779
Genting Malaysia Bhd		516,800	591,347
Hap Seng Consolidated Bhd		107,300	210,398
Hong Leong Bank Bhd		119,700	412,431
Hong Leong Credit Bhd		46,600	178,217
IHH Healthcare Bhd		510,100	855,281
IJM Corp. Bhd		582,600	514,519
IOI Corp. Bhd		670,500	758,636
IOI Properties Group Sdn Bhd		335,500	207,836
KLCC Property Holdings Bhd		35,400	65,336
Kuala Lumpur Kepong Bhd		97,000	593,943
Lafarge Malaysia Bhd		86,100	193,072
Malayan Banking Bhd		999,871	2,285,639
Malaysia Airports Holdings Bhd		165,706	284,201
Maxis Bhd		480,500	688,801
MISC Bhd		267,500	578,619
MMC Corp. Bhd		58,800	31,609
Petronas Chemicals Group Bhd		525,100	901,938
Petronas Dagangan Bhd		54,400	331,984
Petronas Gas Bhd		143,600	807,968
PPB Group Bhd		107,000	443,174
Public Bank Bhd		578,200	2,767,782
RHB Capital Bhd		155,432	243,503
SapuraKencana Petroleum Bhd		709,700	299,758
Sime Darby Bhd		602,618	1,187,805
SP Setia Bhd		67,410	55,564
Telekom Malaysia Bhd		200,080	340,594
Tenaga Nasional Bhd		646,500	2,376,485
UEM Land Holdings Bhd		248,800	64,963
UMW Holdings Bhd		120,500	202,350
Westports Holdings Bhd		200,900	213,423
YTL Corp. Bhd		907,086	362,231
YTL Power International Bhd		421,870	161,988

TOTAL MALAYSIA			25,673,527

Malta - 0.1%
Brait SA		61,640	689,221
Mexico - 5.4%
Alfa SA de CV Series A		516,400	970,690
Alpek SA de CV		60,400	100,862
Alsea S.A.B. de CV		95,300	364,978
America Movil S.A.B. de CV Series L		5,117,600	3,617,046
Banregio Grupo Financiero S.A.B. de CV		12,300	73,709
CEMEX S.A.B. de CV unit		2,571,094	1,908,372
Coca-Cola FEMSA S.A.B. de CV Series L		75,700	657,972
Compartamos S.A.B. de CV		205,200	408,142
Concentradora Fibra Danhos SA de CV		19,000	42,584
Controladora Comercial Mexicana S.A.B de C.V. (a)		33,600	35,075
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)		65,800	137,416
El Puerto de Liverpool S.A.B. de CV Class C		36,145	410,870
Embotelladoras Arca S.A.B. de CV		51,100	352,732
Fibra Uno Administracion SA de CV		496,200	1,181,329
Fomento Economico Mexicano S.A.B. de CV unit		398,600	3,708,758
Gruma S.A.B. de CV Series B		30,820	450,227
Grupo Aeromexico S.A.B. de CV (a)		34,900	79,599
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		63,100	594,520
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		41,740	640,997
Grupo Aeroportuario Norte S.A.B. de CV		37,600	217,584
Grupo Bimbo S.A.B. de CV Series A		348,500	1,062,435
Grupo Carso SA de CV Series A1		89,600	428,453
Grupo Comercial Chedraui S.A.B. de CV (b)		56,800	160,978
Grupo Elektra SA de CV		6,705	126,078
Grupo Financiero Banorte S.A.B. de CV Series O		420,900	2,389,430
Grupo Financiero Inbursa S.A.B. de CV Series O		385,700	757,292
Grupo Financiero Santander Mexico S.A.B. de CV		281,600	516,073
Grupo Lala S.A.B. de CV		85,100	227,581
Grupo Mexico SA de CV Series B		714,307	1,816,839
Grupo Sanborns SA de CV		29,600	40,947
Grupo Televisa SA de CV		484,700	2,824,586
Industrias Bachoco SA de CV Series B		12,200	51,127
Industrias CH SA de CV (a)		30,700	127,942
Industrias Penoles SA de CV		22,295	348,524
Infraestructura Energetica Nova S.A.B. de CV		37,100	144,974
Kimberly-Clark de Mexico SA de CV Series A		154,500	365,671
Megacable Holdings S.A.B. de CV unit		52,100	240,595
Mexichem S.A.B. de CV		210,527	531,437
Minera Frisco S.A.B. de CV (a)(b)		39,125	27,949
OHL Mexico S.A.B. de CV (a)		144,500	235,001
Organizacion Soriana S.A.B. de CV Series B (a)		18,600	45,082
Promotora y Operadora de Infraestructura S.A.B. de CV		35,715	452,939
Promotora y Operadora de Infraestructura S.A.B. de CV		9,900	103,628
Telesites S.A.B. de C.V. (a)		253,220	155,423
Tenedora Nemak SA de CV		106,800	153,204
Wal-Mart de Mexico SA de CV Series V		1,038,000	2,567,149

TOTAL MEXICO			31,854,799

Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.		58,465	59,812
National Bank of Pakistan		97,662	51,741
Oil & Gas Development Co. Ltd.		105,617	132,370
Pakistan Petroleum Ltd.		71,513	99,754

TOTAL PAKISTAN			343,677

Peru - 0.1%
Compania de Minas Buenaventura SA (a)		337	3,077
Compania de Minas Buenaventura SA sponsored ADR (a)		38,156	387,283

TOTAL PERU			390,360

Philippines - 1.6%
Aboitiz Equity Ventures, Inc.		405,680	572,704
Aboitiz Power Corp.		303,300	289,533
Alliance Global Group, Inc.		710,000	218,880
Ayala Corp.		44,550	730,266
Ayala Land, Inc.		999,900	736,612
Bank of the Philippine Islands (BPI)		202,472	389,576
BDO Unibank, Inc.		268,372	570,579
Bloomberry Resorts Corp.		246,800	22,353
DMCI Holdings, Inc.		712,450	189,037
Emperador, Inc.		533,500	90,060
Globe Telecom, Inc.		5,110	238,362
GT Capital Holdings, Inc.		10,160	295,285
International Container Terminal Services, Inc.		123,780	171,058
JG Summit Holdings, Inc.		419,200	726,370
Jollibee Food Corp.		80,150	391,250
LT Group, Inc.		215,400	70,525
Manila Electric Co.		24,590	179,321
Megaworld Corp.		2,048,200	164,170
Metropolitan Bank & Trust Co.		245,645	424,336
Petron Corp.		481,200	109,059
Philippine Long Distance Telephone Co.		14,275	520,228
PNOC Energy Development Corp.		1,293,900	162,030
Robinsons Land Corp.		195,000	112,353
Semirara Mining & Power Corp.		49,120	132,630
SM Investments Corp.		40,177	806,359
SM Prime Holdings, Inc.		1,438,900	692,911
Travellers International Hotel Group, Inc.		81,600	5,864
Universal Robina Corp.		157,130	696,203

TOTAL PHILIPPINES			9,707,914

Poland - 1.5%
Alior Bank SA (a)		10,200	184,442
Asseco Poland SA		5,568	84,462
Bank Handlowy w Warszawie SA		6,217	120,547
Bank Millennium SA (a)		116,926	153,167
Bank Polska Kasa Opieki SA		23,978	975,277
Bank Zachodni WBK SA		5,417	376,797
BRE Bank SA		2,418	204,744
Budimex SA		821	41,943
Ciech SA (a)		4,473	82,969
Cyfrowy Polsat SA (a)		37,952	241,416
ENEA SA		34,738	107,392
Energa SA		61,071	199,039
Eurocash SA		14,391	205,481
Getin Noble Bank SA (a)		215,913	28,849
Grupa Lotos SA (a)		14,866	115,596
KGHM Polska Miedz SA (Bearer)		25,822	503,052
LPP SA		236	348,128
NG2 SA		4,625	205,989
Polish Oil & Gas Co. SA		327,361	435,687
Polska Grupa Energetyczna SA		134,346	463,899
Polski Koncern Naftowy Orlen SA		58,735	1,057,921
Powszechna Kasa Oszczednosci Bank SA (a)		158,794	1,017,593
Powszechny Zaklad Ubezpieczen SA		102,903	930,641
Synthos SA		77,912	83,077
Tauron Polska Energia SA		168,902	130,982
Telekomunikacja Polska SA		127,383	207,580
Zaklady Azotowe w Tarnowie-Moscicach SA (a)		8,403	191,310

TOTAL POLAND			8,697,980

Qatar - 0.5%
Commercial Bank of Qatar (a)		19,056	200,512
Doha Bank (a)		15,075	152,618
Ezdan Holding Group (a)		94,743	478,934
Industries Qatar QSC (a)		18,009	519,505
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		32,322	205,570
Qatar Insurance Co. SAQ (a)		14,217	312,080
Qatar Islamic Bank (a)		7,035	189,796
Qatar National Bank SAQ		25,068	991,728

TOTAL QATAR			3,050,743

Russia - 4.5%
Acron Group GDR (Reg. S)		5,995	32,373
Aeroflot - Russian Airlines (a)		78,443	93,832
Alrosa Co. Ltd. (a)		318,710	363,621
Bashneft OJSC (a)		4,130	183,538
E.ON Russia JSC (a)		2,415,665	98,420
Federal Grid Co. of Unified Energy System (a)		34,171,301	52,993
Gazprom OAO sponsored ADR (Reg. S)		1,018,126	5,261,675
Inter Rao Ues JSC (a)		5,213,649	144,684
LSR Group OJSC GDR (Reg. S)		17,058	38,381
Lukoil PJSC sponsored ADR		88,871	3,766,797
Magnit OJSC GDR (Reg. S)		51,400	1,778,440
Magnitogorsk Iron & Steel Works OJSC sponsored GDR (Reg. S)		27,478	131,894
Megafon OJSC GDR		16,952	194,948
MMC Norilsk Nickel PJSC sponsored ADR		86,312	1,273,102
Mobile TeleSystems OJSC sponsored ADR		90,325	836,410
Moscow Exchange MICEX-RTS OAO (a)		252,852	398,762
NOVATEK OAO GDR (Reg. S)		20,735	1,990,560
Novolipetsk Steel OJSC GDR (Reg. S)		16,143	218,738
PhosAgro OJSC GDR (Reg. S)		13,637	211,374
Rosetti OAO (a)		2,996,145	28,836
Rosneft Oil Co. OJSC GDR (Reg. S)		212,767	1,161,708
Rostelecom PJSC sponsored ADR		28,392	254,960
RusHydro PJSC ADR		240,828	245,645
Sberbank of Russia (a)		39,030	74,513
Sberbank of Russia sponsored ADR		487,699	3,909,395
Severstal PAO GDR (Reg. S)		29,950	348,019
Sistema JSFC (a)		550,000	165,155
Surgutneftegas OJSC sponsored ADR		140,723	744,425
Tatneft PAO sponsored ADR		45,931	1,439,937
Uralkali OJSC (a)		65,866	166,159
VTB Bank OJSC sponsored GDR (Reg. S)		474,833	1,017,092

TOTAL RUSSIA			26,626,386

South Africa - 9.0%
AdBEE (RF) Ltd. (a)		2,775	5,604
Adcock Ingram Holdings Ltd.		6,990	20,623
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	317
Aeci Ltd.		18,576	125,391
African Bank Investments Ltd. (a)		116,009	0
African Rainbow Minerals Ltd.		18,941	149,157
Alexander Forbes Group Holdings Ltd.		141,684	71,463
Anglo American Platinum Ltd. (a)		11,046	319,060
AngloGold Ashanti Ltd. (a)		73,901	1,201,356
Aspen Pharmacare Holdings Ltd.		60,859	1,434,255
Assore Ltd.		5,875	82,542
Attacq Ltd. (a)		52,937	77,461
AVI Ltd.		58,773	364,481
Barclays Africa Group Ltd.		60,056	608,776
Barloworld Ltd.		34,775	201,098
Bidvest Group Ltd.		58,639	1,488,214
Capitec Bank Holdings Ltd.		9,722	403,666
Clicks Group Ltd.		46,593	340,301
Coronation Fund Managers Ltd.		50,770	264,028
DataTec Ltd.		33,491	105,753
Discovery Ltd.		59,324	530,177
Distell Group Ltd.		3,285	36,692
EOH Holdings Ltd.		20,761	202,064
Exxaro Resources Ltd.		23,246	146,561
FirstRand Ltd.		558,940	1,796,351
Fortress Income Fund Ltd.:
Class A		117,950	132,572
Class B		123,136	325,243
Foschini Ltd.		35,171	377,152
Gold Fields Ltd.		140,830	651,572
Grindrod Ltd.		74,123	74,512
Growthpoint Properties Ltd.		494,497	873,648
Hyprop Investments Ltd.		45,848	395,732
Impala Platinum Holdings Ltd. (a)		111,465	461,982
Imperial Holdings Ltd.		29,678	310,701
Investec Ltd.		43,866	338,318
JSE Ltd.		16,390	189,987
KAP Industrial Holdings Ltd.		98,894	43,767
Kumba Iron Ore Ltd. (a)		10,260	83,369
Liberty Holdings Ltd.		18,482	181,636
Life Healthcare Group Holdings Ltd.		187,948	493,660
Massmart Holdings Ltd.		19,528	167,525
MMI Holdings Ltd.		188,308	313,114
Mondi Ltd.		21,805	418,906
Mr Price Group Ltd.		42,921	545,224
MTN Group Ltd.		323,147	3,382,867
Nampak Ltd.		98,797	169,066
Naspers Ltd. Class N		79,049	10,846,321
Nedbank Group Ltd.		37,421	478,696
Netcare Ltd.		268,474	683,856
Northam Platinum Ltd. (a)		65,062	221,714
Oceana Group Ltd.		5,386	45,535
Omnia Holdings Ltd.		10,189	100,027
Pick 'n Pay Holdings Ltd.		44,791	95,181
Pick 'n Pay Stores Ltd.		41,589	215,815
Pioneer Foods Ltd.		26,791	312,961
Pretoria Portland Cement Co. Ltd.		73,836	77,803
PSG Group Ltd.		18,513	258,475
Redefine Properties Ltd.		787,981	680,303
Remgro Ltd.		88,966	1,597,423
Resilient Property Income Fund Ltd.		48,836	466,224
Reunert Ltd.		26,433	132,840
RMB Holdings Ltd.		123,188	502,695
Royal Bafokeng Holdings (Pty) Ltd. (a)		9,571	29,314
Sanlam Ltd.		323,586	1,568,461
Santam Ltd.		6,289	103,750
Sappi Ltd. (a)		98,472	426,808
Sasol Ltd.		101,756	3,328,455
Shoprite Holdings Ltd.		79,165	952,243
Sibanye Gold Ltd.		132,526	507,268
Spar Group Ltd.		32,876	491,341
Standard Bank Group Ltd.		221,677	1,988,907
Steinhoff International Holdings NV (South Africa)		470,517	2,940,390
Sun International Ltd.		15,826	85,605
Super Group Ltd. (a)		61,877	178,825
Telkom SA Ltd.		54,096	215,392
Tiger Brands Ltd.		29,883	739,242
Tongaat Hulett Ltd.		21,073	174,251
Truworths International Ltd.		78,119	583,399
Tsogo Sun Holdings Ltd.		107,591	201,196
Vodacom Group Ltd.		60,005	697,622
Woolworths Holdings Ltd.		175,086	1,126,754

TOTAL SOUTH AFRICA			52,961,036

Taiwan - 13.4%
Acer, Inc. (a)		540,994	192,596
Advanced Semiconductor Engineering, Inc.		1,139,940	1,095,192
Advantech Co. Ltd.		62,784	443,140
Asia Cement Corp.		436,153	388,181
ASUSTeK Computer, Inc.		129,000	1,132,139
AU Optronics Corp.		1,641,000	468,849
Capital Securities Corp.		153,195	40,358
Catcher Technology Co. Ltd.		136,000	955,701
Cathay Financial Holding Co. Ltd.		1,462,641	1,641,356
Cathay Real Estate Development Co. Ltd.		136,000	60,205
Chang Hwa Commercial Bank		1,014,303	529,084
Cheng Shin Rubber Industry Co. Ltd.		338,937	704,042
Cheng Uei Precision Industries Co. Ltd.		62,109	79,792
Chicony Electronics Co. Ltd.		108,917	261,309
China Airlines Ltd. (a)		517,043	168,864
China Development Finance Holding Corp.		2,611,800	665,422
China Motor Co. Ltd.		123,000	86,054
China Steel Corp.		2,249,204	1,577,082
Chinatrust Financial Holding Co. Ltd.		3,106,913	1,577,357
Chunghwa Telecom Co. Ltd.		702,000	2,368,758
Compal Electronics, Inc.		781,000	459,369
Delta Electronics, Inc.		400,381	1,859,182
E.SUN Financial Holdings Co. Ltd.		1,403,622	777,786
ECLAT Textile Co. Ltd.		36,758	419,321
EPISTAR Corp.		189,000	121,405
Eternal Materials Co. Ltd.		61,160	61,060
EVA Airways Corp. (a)		326,575	161,756
Evergreen Marine Corp. (Taiwan)		305,420	112,513
Far Eastern International Bank		158,356	45,934
Far Eastern Textile Ltd.		740,705	553,757
Far EasTone Telecommunications Co. Ltd.		291,000	655,815
Feng Hsin Iron & Steel Co.		87,000	122,543
Feng Tay Enterprise Co. Ltd.		56,000	240,968
First Financial Holding Co. Ltd.		1,714,201	838,448
Formosa Chemicals & Fibre Corp.		807,760	2,060,472
Formosa Petrochemical Corp.		351,000	996,400
Formosa Plastics Corp.		901,520	2,241,032
Formosa Taffeta Co. Ltd.		184,000	168,604
Foxconn Technology Co. Ltd.		202,988	418,506
Fubon Financial Holding Co. Ltd.		1,335,334	1,622,507
Giant Manufacturing Co. Ltd.		53,000	318,299
Hermes Microvision, Inc.		10,000	308,021
Hon Hai Precision Industry Co. Ltd. (Foxconn)		2,535,443	6,051,533
Hotai Motor Co. Ltd.		54,000	533,263
HTC Corp.		135,000	344,364
Hua Nan Financial Holdings Co. Ltd.		1,399,375	677,962
Innolux Corp.		1,797,347	556,403
Inotera Memories, Inc. (a)		431,000	390,933
Inventec Corp.		560,865	370,692
Largan Precision Co. Ltd.		18,000	1,264,898
Lite-On Technology Corp.		395,565	481,246
Macronix International Co. Ltd. (a)		258,101	28,764
MediaTek, Inc.		268,292	1,910,261
Mega Financial Holding Co. Ltd.		2,005,413	1,421,662
Nan Ya Plastics Corp.		1,046,860	2,048,155
Nan Ya Printed Circuit Board Corp.		15,000	14,116
Nanya Technology Corp.		75,586	88,214
Novatek Microelectronics Corp.		105,000	367,303
OBI Pharma, Inc. (a)		22,000	259,140
Oriental Union Chemical Corp.		119,300	76,448
Pegatron Corp.		353,000	746,367
Pou Chen Corp.		483,000	608,553
President Chain Store Corp.		102,000	721,512
President Securities Corp.		55,500	20,961
Quanta Computer, Inc.		483,000	777,513
Realtek Semiconductor Corp.		87,401	244,592
Shin Kong Financial Holding Co. Ltd.		1,482,533	299,692
Siliconware Precision Industries Co. Ltd.		407,000	601,682
Sinopac Holdings Co.		1,766,623	522,828
Synnex Technology International Corp.		250,000	248,042
Taishin Financial Holdings Co. Ltd.		1,586,060	599,013
Taiwan Business Bank		745,703	192,064
Taiwan Cement Corp.		592,000	602,941
Taiwan Cooperative Financial Holding Co. Ltd.		1,521,140	671,029
Taiwan Fertilizer Co. Ltd.		120,000	162,895
Taiwan Glass Industry Corp. (a)		250,475	106,616
Taiwan Mobile Co. Ltd.		308,900	1,018,415
Taiwan Secom Co.		22,390	62,936
Taiwan Semiconductor Manufacturing Co. Ltd.		4,411,000	20,234,398
TECO Electric & Machinery Co. Ltd.		317,000	250,240
Ton Yi Industrial Corp.		108,000	51,822
Transcend Information, Inc.		51,000	143,197
U-Ming Marine Transport Corp.		70,000	56,558
Unified-President Enterprises Corp.		889,983	1,603,474
Unimicron Technology Corp.		213,000	101,874
United Microelectronics Corp.		2,165,000	801,894
Vanguard International Semiconductor Corp.		166,000	254,116
Walsin Lihwa Corp. (a)		289,000	75,598
Wan Hai Lines Ltd.		138,000	75,829
Wistron Corp.		475,017	280,866
Yang Ming Marine Transport Corp. (a)		302,900	79,984
Yuanta Financial Holding Co. Ltd.		2,013,952	663,981
Yuen Foong Yu Paper Manufacturing Co.		96,000	29,867
Yulon Motor Co. Ltd.		169,000	148,581
Yulon Nissan Motor Co. Ltd.		4,000	25,013

TOTAL TAIWAN			78,969,479

Thailand - 2.6%
Advanced Info Service PCL (For. Reg.)		218,200	974,777
Airports of Thailand PCL (For. Reg.)		79,100	887,950
Bangkok Bank PCL (For. Reg.)		91,600	435,441
Bangkok Dusit Medical Services PCL (For. Reg.)		710,900	484,519
Bangkok Life Assurance PCL		77,200	84,562
Banpu PCL:
rights 5/31/16 (a)		79,950	17,858
(For. Reg.)		159,900	58,612
BEC World PCL (For. Reg.)		176,700	131,564
Berli Jucker PCL (For. Reg)		33,600	36,082
Big C Supercenter PCL (For. Reg.)		35,200	252,005
BTS Group Holdings PCL		1,043,100	274,814
Bumrungrad Hospital PCL (For. Reg.)		65,300	379,608
C.P. ALL PCL (For. Reg.)		809,300	1,060,294
Central Pattana PCL (For. Reg.)		250,100	377,800
Charoen Pokphand Foods PCL (For. Reg.)		559,700	381,468
Delta Electronics PCL (For. Reg.)		89,200	183,918
Electricity Generating PCL (For. Reg.)		43,600	221,621
Glow Energy PCL (For. Reg.)		80,300	203,509
Home Product Center PCL (For. Reg.)		697,106	160,702
Indorama Ventures PCL (For. Reg.)		251,800	205,507
Intouch Holdings PCL		67,300	101,663
Intouch Holdings PCL (For. Reg.)		209,700	316,772
IRPC PCL (For. Reg.)		1,739,100	253,992
Kasikornbank PCL (For. Reg.)		215,600	1,031,077
Krung Thai Bank PCL (For. Reg.)		684,170	342,869
Land & House PCL		394,500	95,462
Land & House PCL (For. Reg.)		309,300	74,845
Minor International PCL (For. Reg.)		318,480	339,730
PTT Exploration and Production PCL (For. Reg.)		255,539	550,668
PTT Global Chemical PCL (For. Reg.)		306,939	549,361
PTT PCL (For. Reg.)		156,400	1,361,558
Ratchaburi Electric Generating Holding PCL (For. Reg.)		31,600	45,699
Siam Cement PCL (For. Reg.)		55,050	772,466
Siam City Cement PCL (For. Reg.)		12,400	115,052
Siam Commercial Bank PCL (For. Reg.)		287,200	1,097,973
Thai Airways International PCL (For. Reg.) (a)		107,700	44,721
Thai Oil PCL (For. Reg.)		151,200	285,773
Thai Union Frozen Products PCL (For. Reg.)		399,020	236,532
TMB PCL (For. Reg.)		4,045,700	264,152
Total Access Communication PCL (For. Reg.)		129,100	124,774
True Corp. PCL:
rights 6/22/16 (a)		474,500	0
(For. Reg.)		1,412,319	301,311

TOTAL THAILAND			15,119,061

Turkey - 1.8%
Akbank T.A.S.		379,637	1,166,861
Akcansa Cimento A/S		5,053	26,114
Akfen Holding AS		5,031	19,437
Anadolu Efes Biracilik Ve Malt Sanayii A/S		35,288	277,461
Arcelik A/S		32,278	216,763
Aselsan A/S		26,045	185,796
Aygaz A/S		8,076	33,280
Bim Birlesik Magazalar A/S JSC		41,514	913,961
Coca-Cola Icecek Sanayi A/S		11,716	171,846
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		358,970	386,169
Enka Insaat ve Sanayi A/S		99,278	172,441
Eregli Demir ve Celik Fabrikalari T.A.S.		233,723	390,095
Ford Otomotiv Sanayi A/S		12,836	172,492
Haci Omer Sabanci Holding A/S		150,047	541,628
Koc Holding A/S		116,595	609,644
Koza Altin Isletmeleri A/S		6,430	42,055
Migros Turk Ticaret A/S (a)		4,727	33,028
Pegasus Hava Tasimaciligi A/S (a)		5,398	31,466
Petkim Petrokimya Holding A/S		108,677	159,636
TAV Havalimanlari Holding A/S		25,411	148,125
Tofas Turk Otomobil Fabrikasi A/S		22,831	180,657
Tupras Turkiye Petrol Rafinelleri A/S		22,301	588,609
Turk Hava Yollari AO (a)		99,196	244,622
Turk Sise ve Cam Fabrikalari A/S		115,567	161,496
Turk Telekomunikasyon A/S		88,583	214,018
Turk Traktor ve Ziraat Makinalari A/S		2,878	85,270
Turkcell Iletisim Hizmet A/S		145,622	630,167
Turkiye Garanti Bankasi A/S		390,762	1,202,850
Turkiye Halk Bankasi A/S		118,747	456,230
Turkiye Is Bankasi A/S Series C		263,272	461,996
Turkiye Sinai Kalkinma Bankasi A/S		120,189	75,172
Turkiye Vakiflar Bankasi TAO		193,191	341,088
Ulker Biskuvi Sanayi A/S		28,524	227,132
Yapi ve Kredi Bankasi A/S		158,493	242,441
Yazicilar Holding A/S		5,696	31,391

TOTAL TURKEY			10,841,437

United Arab Emirates - 1.2%
Abu Dhabi Commercial Bank PJSC (a)		337,811	607,028
Agthia Group PJSC		10,269	21,808
Air Arabia PJSC (a)		410,722	138,663
Aldar Properties PJSC (a)		588,977	436,172
Arabtec Holding Co. (a)		436,843	193,867
Damac Properties Dubai Co. PJSC (a)		315,546	221,653
Dana Gas PJSC (a)		554,248	86,014
Deyaar Development PJSC (a)		194,465	34,097
DP World Ltd.		30,242	571,574
Dubai Financial Market PJSC (a)		295,822	123,229
Dubai Investments Ltd. (a)		255,799	151,826
Dubai Islamic Bank Pakistan Ltd. (a)		182,675	291,452
Dubai Parks and Resorts PJSC (a)		479,811	175,052
Emaar Malls Group PJSC (a)		388,604	306,829
Emaar Properties PJSC		643,708	1,191,760
Emirates Telecommunications Corp.		322,569	1,659,875
First Gulf Bank PJSC		210,980	743,878
National Bank of Abu Dhabi PJSC (a)		80,637	194,957
Orascom Construction Ltd. (a)		8,928	48,033
Union National Bank		127,260	123,695
Union Properties Ltd. (a)		124,815	28,545
Waha Capital PJSC (a)		68,701	38,345

TOTAL UNITED ARAB EMIRATES			7,388,352

TOTAL COMMON STOCKS
(Cost $610,244,980)			556,255,551

Nonconvertible Preferred Stocks - 3.8%
Brazil - 3.1%
Banco Bradesco SA (PN)		511,904	3,855,001
Braskem SA (PN-A)		26,400	188,448
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		42,600	158,670
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		25,400	373,772
Companhia de Gas de Sao Paulo		2,200	25,734
Companhia de Transmissao de Energia Eletrica Paulista (PN)		5,599	91,980
Companhia Energetica de Minas Gerais (CEMIG) (PN)		115,495	230,033
Companhia Energetica de Sao Paulo Series B		35,400	148,218
Companhia Paranaense de Energia-Copel (PN-B)		14,200	116,887
Gerdau SA (PN)		162,900	369,920
Itau Unibanco Holding SA		557,774	5,330,823
Itausa-Investimentos Itau SA (PN)		645,324	1,624,920
Lojas Americanas SA (PN)		107,484	500,972
Oi SA (PN) (a)		48,090	14,262
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		777,400	2,312,365
Suzano Papel e Celulose SA		51,200	195,466
Telefonica Brasil SA		71,700	883,103
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)		56,400	40,997
Vale SA (PN-A)		352,800	1,614,617

TOTAL BRAZIL			18,076,188

Chile - 0.1%
Embotelladora Andina SA Class B		42,504	144,173
Sociedad Quimica y Minera de Chile SA (PN-B)		16,275	348,816

TOTAL CHILE			492,989

Colombia - 0.2%
Bancolombia SA (PN)		75,235	715,193
Cementos Argos SA		41,246	154,345
Grupo Aval Acciones y Valores SA		720,525	300,989
Grupo de Inversiones Suramerica SA		18,338	244,619

TOTAL COLOMBIA			1,415,146

Korea (South) - 0.1%
AMOREPACIFIC Corp.		1,068	212,076
Hyundai Motor Co.		2,841	241,529

TOTAL KOREA (SOUTH)			453,605

Russia - 0.3%
AK Transneft OAO (a)		284	877,792
Bashneft OJSC (a)		3,300	94,762
Surgutneftegas OJSC (a)		1,301,126	843,537

TOTAL RUSSIA			1,816,091

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $31,759,797)			22,254,019
		Principal Amount(d)

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	50,934

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.41% 7/21/16 (Cost $1,998,173)(e)		2,000,000	1,999,140
		Shares

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 0.38% (f)		3,726,731	3,726,731
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)		2,321,075	2,321,075
TOTAL MONEY MARKET FUNDS
(Cost $6,047,806)			6,047,806
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $650,103,665)			586,607,450
NET OTHER ASSETS (LIABILITIES) - 0.7%			4,111,202
NET ASSETS - 100%			$590,718,652

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
291 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	12,198,720	$245,881

The face value of futures purchased as a percentage of Net Assets is 2.1%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $12,146,458.

Currency Abbreviations

INR – Indian rupee

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $193,854 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $534,770.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,054
Fidelity Securities Lending Cash Central Fund	92,695
Total	$106,749

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$49,720,358	$41,287,324	$8,433,034	$--
Consumer Staples	47,136,883	44,438,380	2,698,503	--
Energy	56,583,073	40,137,027	16,446,046	--
Financials	177,063,620	111,856,944	64,109,131	1,097,545
Health Care	16,265,864	11,521,554	4,744,310	--
Industrials	39,993,807	26,010,303	13,838,798	144,706
Information Technology	83,162,275	29,924,571	53,237,702	2
Materials	43,843,757	37,645,835	6,028,860	169,062
Telecommunication Services	43,635,948	21,970,163	21,665,785	--
Utilities	21,103,985	15,344,816	5,759,169	--
Corporate Bonds	50,934	--	50,934	--
Government Obligations	1,999,140	--	1,999,140	--
Money Market Funds	6,047,806	6,047,806	--	--
Total Investments in Securities:	$586,607,450	$386,184,723	$199,011,412	$1,411,315
Derivative Instruments:
Assets
Futures Contracts	$245,881	$245,881	$--	$--
Total Assets	$245,881	$245,881	$--	$--
Total Derivative Instruments:	$245,881	$245,881	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$109,896,020

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$245,881	$0
Total Equity Risk	245,881	0
Total Value of Derivatives	$245,881	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Spartan® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,107,328) — See accompanying schedule: Unaffiliated issuers (cost $644,055,859)	$580,559,644
Fidelity Central Funds (cost $6,047,806)	6,047,806
Total Investments (cost $650,103,665)		$586,607,450
Foreign currency held at value (cost $7,621,863)		7,655,289
Receivable for investments sold		2,576,585
Receivable for fund shares sold		937,743
Dividends receivable		557,985
Interest receivable		34
Distributions receivable from Fidelity Central Funds		12,930
Receivable from investment adviser for expense reductions		73,284
Other receivables		1,119
Total assets		598,422,419
Liabilities
Payable for investments purchased	$3,532,931
Payable for fund shares redeemed	1,080,671
Accrued management fee	121,701
Payable for daily variation margin for derivative instruments	42,237
Other affiliated payables	46,529
Other payables and accrued expenses	558,623
Collateral on securities loaned, at value	2,321,075
Total liabilities		7,703,767
Net Assets		$590,718,652
Net Assets consist of:
Paid in capital		$670,937,705
Undistributed net investment income		2,467,314
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,911,921)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(63,774,446)
Net Assets		$590,718,652
Investor Class:
Net Asset Value, offering price and redemption price per share ($26,363,238 ÷ 3,190,520 shares)		$8.26
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($485,929,085 ÷ 58,791,077 shares)		$8.27
Institutional Class:
Net Asset Value, offering price and redemption price per share ($78,201,606 ÷ 9,451,467 shares)		$8.27
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($224,723 ÷ 27,167 shares)		$8.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$4,282,007
Interest		6,740
Income from Fidelity Central Funds		106,749
Income before foreign taxes withheld		4,395,496
Less foreign taxes withheld		(363,452)
Total income		4,032,044
Expenses
Management fee	$650,113
Transfer agent fees	251,147
Independent trustees' compensation	1,129
Miscellaneous	445
Total expenses before reductions	902,834
Expense reductions	(390,641)	512,193
Net investment income (loss)		3,519,851
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,183,479)
Foreign currency transactions	(12,188)
Futures contracts	591,694
Total net realized gain (loss)		(1,603,973)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $90,739)	8,543,918
Assets and liabilities in foreign currencies	65,281
Futures contracts	(322,816)
Total change in net unrealized appreciation (depreciation)		8,286,383
Net gain (loss)		6,682,410
Net increase (decrease) in net assets resulting from operations		$10,202,261

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,519,851	$12,413,298
Net realized gain (loss)	(1,603,973)	(5,129,520)
Change in net unrealized appreciation (depreciation)	8,286,383	(89,144,537)
Net increase (decrease) in net assets resulting from operations	10,202,261	(81,860,759)
Distributions to shareholders from net investment income	(11,347,194)	(6,840,222)
Share transactions - net increase (decrease)	74,903,947	243,665,786
Redemption fees	56,455	96,041
Total increase (decrease) in net assets	73,815,469	155,060,846
Net Assets
Beginning of period	516,903,183	361,842,337
End of period (including undistributed net investment income of $2,467,314 and undistributed net investment income of $10,294,657, respectively)	$590,718,652	$516,903,183

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Emerging Markets Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$8.41	$10.16	$10.04	$9.76	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.24	.25	.26	.27	.02
Net realized and unrealized gain (loss)	(.03)C	(1.82)	.06	.19	(.06)	(.48)
Total from investment operations	.02	(1.58)	.31	.45	.21	(.46)
Distributions from net investment income	(.17)	(.17)	(.19)	(.12)	–	–
Distributions from net realized gain	–	–	–	(.06)	(.03)	–
Total distributions	(.17)	(.17)	(.19)	(.19)D	(.03)	–
Redemption fees added to paid in capitalB	–E	–E	–E	.02	.04	–E
Net asset value, end of period	$8.26	$8.41	$10.16	$10.04	$9.76	$9.54
Total ReturnF,G	.51%	(15.68)%	3.18%	4.78%	2.68%	(4.60)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.46%J	.46%	.46%	.46%	.46%	.46%J
Expenses net of fee waivers, if any	.31%J	.31%	.31%	.32%	.33%	.33%J
Expenses net of all reductions	.31%J	.31%	.31%	.32%	.33%	.33%J
Net investment income (loss)	1.24%J	2.55%	2.50%	2.56%	2.80%	1.76%J
Supplemental Data
Net assets, end of period (000 omitted)	$26,363	$23,983	$16,792	$10,259	$44,554	$14,188
Portfolio turnover rateK	3%J	1%	8%	33%	62%	- %L,M

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Amount represents less than 1%.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Emerging Markets Index Fund Fidelity Advantage Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$8.42	$10.17	$10.05	$9.77	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.25	.26	.26	.28	.02
Net realized and unrealized gain (loss)	(.02)C	(1.82)	.06	.21	(.06)	(.48)
Total from investment operations	.03	(1.57)	.32	.47	.22	(.46)
Distributions from net investment income	(.18)	(.18)	(.20)	(.14)	–	–
Distributions from net realized gain	–	–	–	(.06)	(.03)	–
Total distributions	(.18)	(.18)	(.20)	(.20)	(.03)	–
Redemption fees added to paid in capitalB	–D	–D	–D	.01	.04	–D
Net asset value, end of period	$8.27	$8.42	$10.17	$10.05	$9.77	$9.54
Total ReturnE,F	.63%	(15.57)%	3.30%	4.93%	2.78%	(4.60)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.35%I	.35%	.35%	.35%	.35%	.35%I
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.22%	.22%I
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.22%	.22%I
Net investment income (loss)	1.35%I	2.66%	2.61%	2.68%	2.91%	1.87%I
Supplemental Data
Net assets, end of period (000 omitted)	$485,929	$443,052	$323,342	$210,071	$51,728	$10,517
Portfolio turnover rateJ	3%I	1%	8%	33%	62%	- %K,L

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Emerging Markets Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$10.18	$10.06	$9.79	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.25	.26	.27	.28	.03
Net realized and unrealized gain (loss)	(.02)C	(1.81)	.06	.20	(.04)	(.49)
Total from investment operations	.03	(1.56)	.32	.47	.24	(.46)
Distributions from net investment income	(.19)	(.19)	(.20)	(.15)	–	–
Distributions from net realized gain	–	–	–	(.06)	(.03)	–
Total distributions	(.19)	(.19)	(.20)	(.21)	(.03)	–
Redemption fees added to paid in capitalB	–D	–D	–D	.01	.04	–D
Net asset value, end of period	$8.27	$8.43	$10.18	$10.06	$9.79	$9.54
Total ReturnE,F	.58%	(15.49)%	3.37%	4.91%	2.99%	(4.60)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.28%I	.28%	.28%	.28%	.28%	.28%I
Expenses net of fee waivers, if any	.13%I	.13%	.13%	.13%	.15%	.15%I
Expenses net of all reductions	.13%I	.13%	.13%	.13%	.15%	.15%I
Net investment income (loss)	1.42%I	2.73%	2.68%	2.74%	2.99%	1.93%I
Supplemental Data
Net assets, end of period (000 omitted)	$78,202	$49,626	$21,598	$474	$517	$4,771
Portfolio turnover rateJ	3%I	1%	8%	33%	62%	- %K,L

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Emerging Markets Index Fund Fidelity Advantage Institutional Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$8.43	$10.18	$10.06	$9.79	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.26	.27	.26	.28	.03
Net realized and unrealized gain (loss)	(.03)C	(1.82)	.06	.21	(.04)	(.49)
Total from investment operations	.03	(1.56)	.33	.47	.24	(.46)
Distributions from net investment income	(.19)	(.19)	(.21)	(.15)	–	–
Distributions from net realized gain	–	–	–	(.06)	(.03)	–
Total distributions	(.19)	(.19)	(.21)	(.21)	(.03)	–
Redemption fees added to paid in capitalB	–D	–D	–D	.01	.04	–D
Net asset value, end of period	$8.27	$8.43	$10.18	$10.06	$9.79	$9.54
Total ReturnE,F	.61%	(15.46)%	3.40%	4.95%	2.99%	(4.60)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.25%I	.25%	.25%	.24%	.25%	.25%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.12%	.12%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.12%	.12%I
Net investment income (loss)	1.45%I	2.76%	2.71%	2.78%	3.02%	1.96%I
Supplemental Data
Net assets, end of period (000 omitted)	$225	$243	$111	$7,372	$80	$4,771
Portfolio turnover rateJ	3%I	1%	8%	33%	62%	- %K,L

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount represents less than 1%.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Spartan® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.4	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0	1.1
Novartis AG (Switzerland, Pharmaceuticals)	1.0	1.2
Toyota Motor Corp. (Japan, Automobiles)	0.8	1.0
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.7	0.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.7	0.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	0.7	0.6
Total SA (France, Oil, Gas & Consumable Fuels)	0.6	0.6
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.6	0.6
	8.3

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.0	27.1
Consumer Discretionary	11.5	11.5
Industrials	11.0	10.5
Consumer Staples	10.3	9.9
Health Care	8.7	9.2
Information Technology	8.2	7.9
Materials	6.4	6.2
Energy	6.4	6.1
Telecommunication Services	4.8	5.2
Utilities	3.4	3.8

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	15.4%
United Kingdom	12.7%
Canada	6.9%
France	6.6%
Switzerland	6.3%
Germany	6.3%
Australia	4.9%
Korea (South)	3.3%
United States of America*	3.1%
Other	34.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Japan	16.4%
United Kingdom	13.6%
France	6.9%
Switzerland	6.7%
Germany	6.5%
Canada	6.3%
Australia	4.5%
Korea (South)	3.3%
Hong Kong	2.7%
Other*	33.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Spartan® Global ex U.S. Index Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
		Shares	Value
Australia - 4.9%
AGL Energy Ltd.		52,017	$723,390
Alumina Ltd.		191,722	217,935
Amcor Ltd. (a)		88,962	1,041,691
AMP Ltd.		225,300	1,007,284
APA Group unit		83,683	556,748
Aristocrat Leisure Ltd.		42,670	324,441
Asciano Ltd.		69,577	467,132
ASX Ltd.		14,747	490,339
Aurizon Holdings Ltd.		162,381	527,202
Australia & New Zealand Banking Group Ltd.		222,709	4,082,242
Bank of Queensland Ltd.		28,391	242,855
Bendigo & Adelaide Bank Ltd.		34,009	241,003
BHP Billiton Ltd.		246,705	3,852,781
Boral Ltd.		56,386	276,103
Brambles Ltd.		120,544	1,143,862
Caltex Australia Ltd.		21,062	520,471
Challenger Ltd.		43,035	293,186
Cimic Group Ltd.		7,717	210,002
Coca-Cola Amatil Ltd.		43,066	281,609
Cochlear Ltd.		4,455	365,936
Commonwealth Bank of Australia		130,649	7,340,156
Computershare Ltd.		35,491	272,824
Crown Ltd.		28,850	259,065
CSL Ltd.		35,653	2,851,299
DEXUS Property Group unit		75,177	481,294
DUET Group		172,707	295,465
Flight Centre Travel Group Ltd.		4,211	125,864
Fortescue Metals Group Ltd.		116,750	302,709
Goodman Group unit		136,121	713,112
Harvey Norman Holdings Ltd.		40,156	136,786
Healthscope Ltd.		129,940	268,736
Iluka Resources Ltd.		30,631	149,757
Incitec Pivot Ltd.		133,097	325,865
Insurance Australia Group Ltd.		186,868	819,831
Lendlease Group unit		42,893	414,194
Macquarie Group Ltd.		23,466	1,132,991
Medibank Private Ltd.		212,902	508,303
Mirvac Group unit		287,701	409,069
National Australia Bank Ltd.		201,078	4,125,324
Newcrest Mining Ltd. (a)		58,945	850,213
Orica Ltd.		29,215	339,868
Origin Energy Ltd.		134,627	561,976
Platinum Asset Management Ltd.		17,593	81,064
Qantas Airways Ltd.		52,337	128,138
QBE Insurance Group Ltd.		104,990	890,095
Ramsay Health Care Ltd.		10,958	541,158
realestate.com.au Ltd.		3,967	153,590
Rio Tinto Ltd.		32,734	1,283,043
Santos Ltd.		130,783	477,316
Scentre Group unit		406,390	1,449,204
SEEK Ltd.		24,511	305,087
Sonic Healthcare Ltd.		29,907	438,868
South32 Ltd. (a)		402,276	507,745
SP AusNet		133,655	155,994
Stockland Corp. Ltd. unit		179,374	596,011
Suncorp Group Ltd.		98,430	935,516
Sydney Airport unit		84,451	437,286
Tabcorp Holdings Ltd.		61,344	206,628
Tatts Group Ltd.		110,310	316,206
Telstra Corp. Ltd.		324,666	1,318,262
The GPT Group unit		139,196	532,364
TPG Telecom Ltd.		21,252	173,062
Transurban Group unit		154,314	1,358,712
Treasury Wine Estates Ltd.		55,351	392,243
Vicinity Centers unit		260,750	658,227
Vocus Communications Ltd.		34,669	227,492
Wesfarmers Ltd.		86,056	2,798,556
Westfield Corp. unit (a)		150,925	1,159,034
Westpac Banking Corp.		254,457	5,973,012
Woodside Petroleum Ltd.		56,802	1,223,988
Woolworths Ltd.		97,085	1,632,129

TOTAL AUSTRALIA			65,900,943

Austria - 0.1%
Andritz AG		6,132	343,419
Erste Group Bank AG		21,690	623,884
OMV AG		11,055	331,780
Raiffeisen International Bank-Holding AG (a)		8,981	143,509
Voestalpine AG		8,499	306,356

TOTAL AUSTRIA			1,748,948

Bailiwick of Jersey - 0.8%
Experian PLC		74,196	1,356,228
Glencore Xstrata PLC		939,959	2,237,303
Petrofac Ltd.		19,447	240,107
Randgold Resources Ltd.		7,031	702,314
Shire PLC		45,496	2,839,041
Wolseley PLC		19,658	1,101,085
WPP PLC		99,145	2,316,284

TOTAL BAILIWICK OF JERSEY			10,792,362

Belgium - 1.0%
Ageas		15,575	610,998
Anheuser-Busch InBev SA NV		61,653	7,631,402
Belgacom SA		11,905	400,435
Colruyt NV		5,521	317,861
Delhaize Group SA		7,973	837,840
Groupe Bruxelles Lambert SA		6,217	549,071
KBC Groep NV		19,238	1,080,056
Solvay SA Class A		5,609	566,857
Telenet Group Holding NV (a)		4,081	202,806
UCB SA		9,764	730,631
Umicore SA		7,248	361,228

TOTAL BELGIUM			13,289,185

Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)		182,000	122,789
Alibaba Pictures Group Ltd. (a)		820,000	191,567
Beijing Enterprises Water Group Ltd.		322,000	192,052
Brilliance China Automotive Holdings Ltd.		240,000	236,723
Cheung Kong Infrastructure Holdings Ltd.		50,000	471,871
China Gas Holdings Ltd.		130,000	187,685
China Resource Gas Group Ltd.		66,000	186,769
Cosco Pacific Ltd.		130,707	138,997
Credicorp Ltd. (United States)		5,228	760,256
First Pacific Co. Ltd.		184,852	117,059
GOME Electrical Appliances Holdings Ltd.		881,104	113,004
Haier Electronics Group Co. Ltd.		93,000	156,196
Hanergy Thin Film Power Group Ltd. (a)		576,000	1
Hongkong Land Holdings Ltd.		44,736	284,074
Jardine Matheson Holdings Ltd.		18,876	1,043,843
Kerry Properties Ltd.		48,500	131,794
Kunlun Energy Co. Ltd.		260,000	225,706
Li & Fung Ltd.		468,000	289,439
Luye Pharma Group Ltd. (a)		97,500	67,657
Nine Dragons Paper (Holdings) Ltd.		121,000	86,700
Noble Group Ltd. (a)		352,331	120,513
NWS Holdings Ltd.		111,203	168,911
Shangri-La Asia Ltd.		94,000	114,835
Yue Yuen Industrial (Holdings) Ltd.		55,500	202,154

TOTAL BERMUDA			5,610,595

Brazil - 1.0%
Ambev SA		362,600	2,044,287
B2W Companhia Global do Varejo (a)		8,900	35,453
Banco Bradesco SA		63,624	519,648
Banco do Brasil SA		67,200	432,010
Banco Santander SA (Brasil) unit		34,900	188,339
BB Seguridade Participacoes SA		54,300	473,650
BM&F BOVESPA SA		134,400	671,365
BR Malls Participacoes SA		33,000	162,445
Brasil Foods SA		50,800	726,717
CCR SA		67,900	319,437
Cetip SA - Mercados Organizado		16,504	202,602
Cielo SA		79,043	769,918
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		25,200	193,438
Companhia Siderurgica Nacional SA (CSN) (a)		45,900	175,366
Cosan SA Industria e Comercio		8,800	81,469
CPFL Energia SA		14,909	86,049
Drogasil SA		17,200	275,260
Duratex SA (a)		705	1,605
Duratex SA		23,944	54,512
Embraer SA		50,700	303,234
Energias do Brasil SA		17,500	65,130
Equatorial Energia SA		14,800	183,061
Estacio Participacoes SA		21,300	73,513
Fibria Celulose SA		18,400	162,533
Hypermarcas SA		25,800	227,600
JBS SA		53,100	139,572
Klabin SA unit		41,300	209,307
Kroton Educacional SA		108,752	404,747
Localiza Rent A Car SA		10,680	102,476
Lojas Americanas SA		12,750	41,039
Lojas Renner SA		49,000	295,916
M. Dias Branco SA		2,500	58,007
Multiplan Empreendimentos Imobiliarios SA		6,100	104,556
Natura Cosmeticos SA		12,900	95,646
Odontoprev SA		19,900	60,523
Petroleo Brasileiro SA - Petrobras (ON) (a)		229,400	885,117
Porto Seguro SA		8,500	68,460
Qualicorp SA		16,200	70,184
Rumo Logistica Operadora Multimodal SA (a)		60,000	74,667
Sul America SA unit		13,153	64,058
Terna Participacoes SA unit		6,900	39,242
TIM Participacoes SA		63,000	139,949
Totvs SA		9,400	77,075
Tractebel Energia SA		12,000	133,110
Ultrapar Participacoes SA		28,300	595,911
Vale SA		100,700	576,516
Weg SA		41,400	182,729

TOTAL BRAZIL			12,847,448

Canada - 6.7%
Agnico Eagle Mines Ltd. (Canada)		16,810	794,613
Agrium, Inc.		10,132	873,095
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		32,199	1,411,449
AltaGas Ltd.		11,020	267,881
ARC Resources Ltd.		26,476	446,718
ATCO Ltd. Class I (non-vtg.)		5,835	190,578
Bank of Montreal		49,074	3,197,026
Bank of Nova Scotia		92,249	4,837,797
Barrick Gold Corp.		89,554	1,733,695
BCE, Inc.		11,151	522,934
BlackBerry Ltd. (a)		37,518	264,931
Bombardier, Inc. Class B (sub. vtg.) (a)		150,968	227,409
Brookfield Asset Management, Inc. Class A		67,947	2,296,129
CAE, Inc.		20,454	241,920
Cameco Corp.		31,143	389,691
Canadian Imperial Bank of Commerce		30,404	2,455,680
Canadian National Railway Co.		60,875	3,748,468
Canadian Natural Resources Ltd.		84,039	2,523,782
Canadian Pacific Railway Ltd.		11,145	1,608,017
Canadian Tire Ltd. Class A (non-vtg.)		5,560	605,631
Canadian Utilities Ltd. Class A (non-vtg.)		9,342	268,712
CCL Industries, Inc. Class B		2,078	380,506
Cenovus Energy, Inc.		64,117	1,016,408
CGI Group, Inc. Class A (sub. vtg.) (a)		16,968	775,170
CI Financial Corp.		18,430	408,054
Constellation Software, Inc.		1,484	579,951
Crescent Point Energy Corp.		38,896	655,345
Dollarama, Inc.		9,223	664,950
Eldorado Gold Corp.		55,126	232,419
Element Financial Corp.		28,918	324,512
Empire Co. Ltd. Class A (non-vtg.)		12,484	207,453
Enbridge, Inc.		70,334	2,921,661
Encana Corp.		63,899	488,906
Fairfax Financial Holdings Ltd. (sub. vtg.)		1,692	906,886
Finning International, Inc.		12,991	230,891
First Capital Realty, Inc.		8,149	131,909
First Quantum Minerals Ltd.		51,952	442,629
Fortis, Inc.		21,732	689,355
Franco-Nevada Corp.		13,922	977,547
George Weston Ltd.		3,850	334,094
Gildan Activewear, Inc.		17,479	542,884
Goldcorp, Inc.		63,905	1,287,573
Great-West Lifeco, Inc.		23,016	677,254
H&R REIT/H&R Finance Trust		9,976	174,284
Husky Energy, Inc.		26,465	333,475
IGM Financial, Inc.		7,450	234,538
Imperial Oil Ltd.		22,782	755,526
Industrial Alliance Insurance and Financial Services, Inc.		7,702	255,976
Intact Financial Corp.		10,098	747,270
Inter Pipeline Ltd.		25,987	555,696
Jean Coutu Group, Inc. Class A (sub. vtg.)		6,056	92,093
Keyera Corp.		13,352	430,027
Kinross Gold Corp. (a)		93,255	531,420
Linamar Corp.		3,759	162,769
Loblaw Companies Ltd.		17,433	961,893
Magna International, Inc. Class A (sub. vtg.)		31,097	1,306,138
Manulife Financial Corp.		151,543	2,234,435
Methanex Corp.		6,836	239,072
Metro, Inc. Class A (sub. vtg.)		18,555	620,965
National Bank of Canada		26,485	946,511
Onex Corp. (sub. vtg.)		6,629	411,202
Open Text Corp.		9,177	513,815
Pembina Pipeline Corp.		28,738	863,262
Peyto Exploration & Development Corp.		11,390	290,764
Potash Corp. of Saskatchewan, Inc.		64,323	1,138,097
Power Corp. of Canada (sub. vtg.)		28,788	699,567
Power Financial Corp.		19,318	507,931
PrairieSky Royalty Ltd.		13,763	289,805
Progressive Waste Solution Ltd. (Canada)		7,915	254,728
Restaurant Brands International, Inc.		15,399	664,831
Restaurant Brands International, Inc.		304	13,151
RioCan (REIT)		11,915	259,059
Rogers Communications, Inc. Class B (non-vtg.)		27,753	1,079,419
Royal Bank of Canada		113,814	7,068,133
Saputo, Inc.		19,792	622,296
Seven Generations Energy Ltd. (a)		12,499	220,155
Shaw Communications, Inc. Class B		30,793	569,868
Silver Wheaton Corp.		33,748	707,129
Smart (REIT)		4,677	125,545
SNC-Lavalin Group, Inc.		11,239	422,885
Sun Life Financial, Inc.		46,871	1,598,851
Suncor Energy, Inc.		121,365	3,562,503
Teck Resources Ltd. Class B (sub. vtg.)		44,422	543,813
TELUS Corp.		15,327	485,939
The Toronto-Dominion Bank		141,876	6,315,274
Thomson Reuters Corp.		26,504	1,090,832
Tourmaline Oil Corp. (a)		14,148	326,328
TransCanada Corp.		54,376	2,257,902
Turquoise Hill Resources Ltd. (a)		77,242	230,858
Valeant Pharmaceuticals International, Inc. (Canada) (a)		24,897	830,564
Veresen, Inc.		24,119	174,544
Vermilion Energy, Inc.		8,394	288,675
West Fraser Timber Co. Ltd.		5,204	171,462
Yamana Gold, Inc.		72,284	358,338

TOTAL CANADA			89,322,126

Cayman Islands - 2.0%
58.com, Inc. ADR (a)		2,739	149,686
AAC Technology Holdings, Inc.		58,000	402,576
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		37,988	2,922,797
Anta Sports Products Ltd.		74,000	188,495
ASM Pacific Technology Ltd.		18,300	131,872
Baidu.com, Inc. sponsored ADR (a)		10,390	2,018,777
Belle International Holdings Ltd.		344,000	209,791
Car, Inc. (a)		61,000	69,252
Casetek Holdings		10,000	45,042
Chailease Holding Co. Ltd.		75,816	127,209
Cheung Kong Property Holdings Ltd.		207,716	1,418,595
China Conch Venture Holdings Ltd.		103,500	209,415
China Huishan Dairy Holdings Co. Ltd.		305,000	113,862
China Medical System Holdings Ltd.		97,000	125,877
China Mengniu Dairy Co. Ltd.		215,000	363,591
China Resources Land Ltd.		214,634	527,289
China State Construction International Holdings Ltd.		136,000	211,848
CK Hutchison Holdings Ltd.		206,716	2,473,072
Country Garden Holdings Co. Ltd.		423,644	167,158
Ctrip.com International Ltd. ADR (a)(b)		10,176	443,775
ENN Energy Holdings Ltd.		58,000	282,903
Evergrande Real Estate Group Ltd.		312,000	230,548
GCL-Poly Energy Holdings Ltd. (b)		973,000	145,000
Geely Automobile Holdings Ltd.		405,000	201,322
Haitian International Holdings Ltd.		46,000	78,483
Hengan International Group Co. Ltd.		56,500	506,230
JD.com, Inc. sponsored ADR (a)		13,476	344,447
Kingsoft Corp. Ltd.		64,000	146,944
Longfor Properties Co. Ltd.		109,500	153,619
Melco Crown Entertainment Ltd. sponsored ADR		6,948	102,830
MGM China Holdings Ltd.		74,400	104,239
NetEase, Inc. sponsored ADR		3,079	433,215
New Oriental Education & Technology Group, Inc. sponsored ADR		4,951	193,881
Qihoo 360 Technology Co. Ltd. ADR (a)		3,718	282,345
Qunar Cayman Islands Ltd. sponsored ADR (a)		2,128	86,844
Sands China Ltd.		188,400	671,213
Semiconductor Manufacturing International Corp. (a)		2,037,000	167,458
Shenzhou International Group Holdings Ltd.		42,000	217,120
Shimao Property Holdings Ltd.		104,000	143,537
Shui On Land Ltd.		275,003	71,767
Sino Biopharmaceutical Ltd.		356,000	252,263
SOHO China Ltd.		156,000	78,431
SouFun Holdings Ltd. ADR		9,211	52,411
Sunac China Holdings Ltd.		140,000	89,507
TAL Education Group ADR (a)		1,554	89,914
Tencent Holdings Ltd.		396,600	8,070,142
Tingyi (Cayman Islands) Holding Corp.		146,000	170,078
Vipshop Holdings Ltd. ADR (a)		14,828	202,254
Want Want China Holdings Ltd. (b)		455,000	348,984
WH Group Ltd.		464,000	374,785
Wynn Macau Ltd.		118,800	168,917
YY, Inc. ADR (a)		1,095	68,788
Zhen Ding Technology Holding Ltd.		29,302	61,592

TOTAL CAYMAN ISLANDS			26,911,990

Chile - 0.3%
AES Gener SA		185,195	94,182
Aguas Andinas SA		204,654	118,795
Banco de Chile		1,804,808	197,097
Banco de Credito e Inversiones		3,065	131,892
Banco Santander Chile		4,930,541	238,738
Cencosud SA		95,250	256,638
Colbun SA		690,344	187,561
Compania Cervecerias Unidas SA		11,011	123,606
Compania de Petroleos de Chile SA (COPEC)		34,519	344,837
CorpBanca SA		11,690,009	106,394
Empresa Nacional de Electricidad SA		243,202	226,389
Empresa Nacional de Telecomunicaciones SA (ENTEL)		8,886	77,996
Empresas CMPC SA		101,743	230,074
Endesa Americas SA		243,202	114,843
Enersis Chile SA		1,461,202	178,261
Enersis SA		1,461,202	251,955
LATAM Airlines Group SA (a)		22,271	158,677
S.A.C.I. Falabella		37,507	284,143
Sonda SA		36,484	72,606

TOTAL CHILE			3,394,684

China - 2.2%
Agricultural Bank of China Ltd. (H Shares)		1,793,000	647,117
Air China Ltd. (H Shares)		136,000	102,963
Aluminum Corp. of China Ltd. (H Shares) (a)		284,000	94,956
Anhui Conch Cement Co. Ltd. (H Shares)		95,000	250,332
AviChina Industry & Technology Co. Ltd. (H Shares)		181,000	126,164
Bank Communications Co. Ltd. (H Shares)		665,000	419,128
Bank of China Ltd. (H Shares)		6,091,000	2,466,213
Beijing Capital International Airport Co. Ltd. (H Shares)		110,000	118,019
BYD Co. Ltd. (H Shares) (a)(b)		51,000	298,253
CGN Power Co. Ltd.		688,000	219,539
China Cinda Asset Management Co. Ltd. (H Shares)		689,000	225,623
China CITIC Bank Corp. Ltd. (H Shares)		639,000	400,750
China Coal Energy Co. Ltd. (H Shares)		195,000	92,328
China Communications Construction Co. Ltd. (H Shares)		345,000	414,116
China Communications Services Corp. Ltd. (H Shares)		174,000	82,127
China Construction Bank Corp. (H Shares)		6,457,000	4,101,015
China Cosco Holdings Co. Ltd. (H Shares) (a)		190,000	74,186
China Everbright Bank Co. Ltd. (H Shares)		255,000	115,630
China Galaxy Securities Co. Ltd. (H Shares)		267,000	234,183
China International Marine Containers (Group) Ltd. (H Shares)		36,600	57,116
China Life Insurance Co. Ltd. (H Shares)		574,000	1,322,242
China Longyuan Power Grid Corp. Ltd. (H Shares)		236,000	163,276
China Merchants Bank Co. Ltd. (H Shares)		354,751	777,127
China Minsheng Banking Corp. Ltd. (H Shares)		458,500	430,666
China National Building Materials Co. Ltd. (H Shares)		212,000	109,301
China Oilfield Services Ltd. (H Shares)		134,000	116,245
China Pacific Insurance (Group) Co. Ltd. (H Shares)		204,800	718,120
China Petroleum & Chemical Corp. (H Shares)		1,958,000	1,379,773
China Railway Construction Corp. Ltd. (H Shares)		147,000	186,880
China Railway Group Ltd. (H Shares)		321,000	254,081
China Shenhua Energy Co. Ltd. (H Shares)		257,500	433,589
China Shipping Container Lines Co. Ltd. (H Shares) (a)		274,000	62,550
China Southern Airlines Ltd. (H Shares)		134,000	84,024
China Telecom Corp. Ltd. (H Shares)		1,050,000	519,820
China Vanke Co. Ltd. (H Shares)		97,800	244,111
Chongqing Changan Automobile Co. Ltd. (B Shares)		64,500	111,590
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		187,000	98,283
CITIC Securities Co. Ltd. (H Shares)		164,500	361,535
CRRC Corp. Ltd. (H Shares)		331,950	322,161
Dalian Wanda Commercial Properties Co., Ltd.		43,900	290,048
Datang International Power Generation Co. Ltd. (H Shares)		206,000	58,523
Dongfeng Motor Group Co. Ltd. (H Shares)		218,000	238,228
GF Securities Co. Ltd. (a)		109,200	247,837
Great Wall Motor Co. Ltd. (H Shares)		253,500	190,705
Guangzhou Automobile Group Co. Ltd. (H Shares)		172,000	199,876
Guangzhou R&F Properties Co. Ltd. (H Shares)		76,400	106,541
Haitong Securities Co. Ltd. (H Shares)		246,000	406,544
Huadian Power International Corp. Ltd. (H Shares)		118,000	60,507
Huaneng Power International, Inc. (H Shares)		330,000	235,376
Huaneng Renewables Corp. Ltd. (H Shares)		296,000	87,345
Huatai Securities Co. Ltd. (a)		116,800	246,376
Industrial & Commercial Bank of China Ltd. (H Shares)		5,653,000	3,026,621
Jiangsu Expressway Co. Ltd. (H Shares)		90,000	118,276
Jiangxi Copper Co. Ltd. (H Shares)		94,000	114,766
New China Life Insurance Co. Ltd. (H Shares)		57,700	188,096
People's Insurance Co. of China Group (H Shares)		494,000	198,670
PetroChina Co. Ltd. (H Shares)		1,618,000	1,183,778
PICC Property & Casualty Co. Ltd. (H Shares)		303,289	551,706
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		400,500	1,879,580
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		140,000	84,046
Shanghai Electric Group Co. Ltd. (H Shares)		210,000	87,783
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H		29,000	78,639
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		24,800	82,733
Shanghai Pharma Holding Co. Ltd. (H Shares)		51,400	108,946
Sinopec Engineering Group Co. Ltd. (H Shares) (c)		92,500	85,796
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		281,000	137,837
Sinopharm Group Co. Ltd. (H Shares)		93,200	398,359
Sinotrans Ltd. (H Shares)		136,000	62,857
TravelSky Technology Ltd. (H Shares)		70,000	130,083
Tsingtao Brewery Co. Ltd. (H Shares)		28,000	105,679
Weichai Power Co. Ltd. (H Shares)		75,800	91,024
Yanzhou Coal Mining Co. Ltd. (H Shares)		138,000	78,377
Zhejiang Expressway Co. Ltd. (H Shares)		114,000	116,326
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		42,000	238,969
Zijin Mining Group Co. Ltd. (H Shares)		416,000	138,786
ZTE Corp. (H Shares)		57,280	89,116

TOTAL CHINA			29,979,887

Colombia - 0.1%
Cementos Argos SA		29,968	121,821
Corporacion Financiera Colombiana SA		6,427	87,041
Ecopetrol SA		363,296	180,456
Grupo de Inversiones Suramerica SA		17,972	242,891
Interconexion Electrica SA ESP		28,898	88,256
Inversiones Argos SA		21,545	142,187

TOTAL COLOMBIA			862,652

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		12,184	238,015
Komercni Banka A/S		1,143	235,142
Telefonica Czech Rep A/S		4,467	45,390

TOTAL CZECH REPUBLIC			518,547

Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A		293	398,949
Series B		532	748,794
Carlsberg A/S Series B		8,262	804,629
Christian Hansen Holding A/S		7,456	464,014
Coloplast A/S Series B		8,666	649,218
Danske Bank A/S		53,992	1,526,798
DSV de Sammensluttede Vognmaend A/S		14,900	626,975
Genmab A/S (a)		4,152	615,163
ISS Holdings A/S		11,518	437,350
Novo Nordisk A/S Series B		150,274	8,390,458
Novozymes A/S Series B		17,955	860,499
Pandora A/S		8,415	1,092,706
TDC A/S		64,297	329,018
Tryg A/S		8,756	165,294
Vestas Wind Systems A/S		17,137	1,226,702
William Demant Holding A/S (a)		1,892	194,448

TOTAL DENMARK			18,531,015

Egypt - 0.0%
Commercial International Bank SAE		63,504	328,964
Commercial International Bank SAE sponsored GDR		17,695	66,002
Global Telecom Holding (a)		149,355	49,617
Global Telecom Holding GDR (a)		10,000	16,500
Talaat Moustafa Group Holding		80,236	60,539

TOTAL EGYPT			521,622

Finland - 0.7%
Elisa Corp. (A Shares)		11,003	410,853
Fortum Corp.		34,587	521,187
Kone Oyj (B Shares)		25,732	1,173,863
Metso Corp.		8,377	201,338
Neste Oyj		9,624	307,898
Nokia Corp.		442,411	2,611,772
Nokian Tyres PLC		8,582	316,620
Orion Oyj (B Shares)		7,603	265,179
Sampo Oyj (A Shares)		34,045	1,486,430
Stora Enso Oyj (R Shares)		43,257	377,429
UPM-Kymmene Corp.		41,314	789,074
Wartsila Corp.		11,382	487,954

TOTAL FINLAND			8,949,597

France - 6.5%
Accor SA		16,338	723,712
Aeroports de Paris		2,228	280,374
Air Liquide SA		19,075	2,163,422
Alstom SA (a)		15,649	399,950
Arkema SA		5,021	400,611
Atos Origin SA		6,623	589,491
AXA SA		151,214	3,818,093
BIC SA		2,255	320,050
BNP Paribas SA		81,278	4,303,435
Bollore Group		64,827	256,836
Bollore Group (a)		186	724
Bouygues SA		15,311	510,528
Bureau Veritas SA		20,040	474,999
Capgemini SA		12,549	1,171,524
Carrefour SA		42,328	1,199,333
Casino Guichard Perrachon SA (b)		4,266	253,813
Christian Dior SA		4,200	737,492
CNP Assurances		12,662	215,522
Compagnie de St. Gobain		36,590	1,675,686
Credit Agricole SA		81,125	897,246
Danone SA		45,156	3,163,782
Dassault Systemes SA		9,885	773,075
Edenred SA		15,724	310,042
EDF SA (a)		5,248	75,386
EDF SA		12,931	185,749
Engie		112,302	1,851,716
Essilor International SA		15,750	2,038,804
Eurazeo SA		2,940	207,036
Eutelsat Communications		12,783	397,033
Fonciere des Regions		2,207	208,842
Gecina SA		2,617	378,470
Groupe Eurotunnel SA		36,516	466,211
Hermes International SCA		2,033	723,973
ICADE		2,561	201,608
Iliad SA		1,999	436,847
Imerys SA		2,696	198,992
Ingenico SA		4,156	490,159
JCDecaux SA		5,883	259,854
Kering SA		5,812	995,925
Klepierre SA		17,051	801,958
L'Oreal SA		5,097	924,765
L'Oreal SA		14,196	2,575,625
Lagardere S.C.A. (Reg.)		8,925	236,787
Legrand SA		20,442	1,164,270
LVMH Moet Hennessy - Louis Vuitton SA		21,396	3,564,820
Michelin CGDE Series B		14,272	1,489,587
Natixis SA		73,141	403,424
Numericable Group SA		8,168	267,349
Orange SA		152,231	2,529,155
Pernod Ricard SA		16,325	1,762,371
Peugeot Citroen SA (a)		33,500	539,138
Publicis Groupe SA		14,482	1,071,715
Remy Cointreau SA		1,981	164,410
Renault SA		14,756	1,424,025
Rexel SA		22,729	344,322
Safran SA		24,021	1,654,991
Sanofi SA		90,128	7,428,941
Schneider Electric SA		42,840	2,801,204
SCOR SE		11,477	390,770
Societe Generale Series A		55,755	2,193,801
Sodexo SA (a)		1,000	100,982
Sodexo SA		4,704	475,019
Sodexo SA (a)		512	51,703
Sodexo SA (a)		1,068	107,849
Suez Environnement SA		23,161	426,980
Technip SA		7,945	464,969
Thales SA		8,115	701,552
Total SA		168,226	8,502,274
Unibail-Rodamco		7,584	2,032,070
Valeo SA		6,110	968,632
Veolia Environnement SA		34,654	851,346
VINCI SA		36,704	2,741,901
Vivendi SA (b)		89,165	1,712,888
Wendel SA		2,110	243,780
Zodiac Aerospace		15,250	357,535

TOTAL FRANCE			87,229,253

Germany - 5.9%
adidas AG		16,016	2,064,985
Allianz SE		34,992	5,953,115
Axel Springer Verlag AG		3,399	189,775
BASF AG		70,458	5,820,913
Bayer AG		63,453	7,320,178
Bayerische Motoren Werke AG (BMW)		25,257	2,328,102
Beiersdorf AG		7,816	701,299
Brenntag AG		11,951	700,783
Commerzbank AG		82,542	771,240
Continental AG		8,434	1,852,280
Daimler AG (Germany)		73,845	5,131,717
Deutsche Bank AG		106,042	1,999,843
Deutsche Boerse AG		14,795	1,214,501
Deutsche Lufthansa AG		17,274	268,211
Deutsche Post AG		74,215	2,179,937
Deutsche Telekom AG		246,628	4,329,166
Deutsche Wohnen AG (Bearer)		26,019	796,815
E.ON AG		153,938	1,595,440
Evonik Industries AG		10,546	334,074
Fraport AG Frankfurt Airport Services Worldwide		3,043	184,185
Fresenius Medical Care AG & Co. KGaA		16,787	1,461,092
Fresenius SE & Co. KGaA		29,274	2,129,203
GEA Group AG		14,137	655,435
Hannover Reuck SE		4,561	520,064
HeidelbergCement Finance AG		10,856	964,495
Henkel AG & Co. KGaA		8,071	820,016
Hugo Boss AG		5,276	336,439
Infineon Technologies AG		86,776	1,238,083
K&S AG		14,498	361,568
Lanxess AG		7,175	375,171
Linde AG		14,255	2,177,447
MAN SE		2,728	295,970
Merck KGaA		10,026	942,186
Metro AG		13,507	429,187
Muenchener Rueckversicherungs AG		12,754	2,365,113
OSRAM Licht AG		7,007	365,665
ProSiebenSat.1 Media AG		16,882	860,604
RWE AG		37,755	563,953
SAP AG		75,274	5,906,077
Siemens AG		60,788	6,361,358
Symrise AG		9,589	635,296
Telefonica Deutschland Holding AG		55,141	279,959
Thyssenkrupp AG		29,369	683,004
TUI AG		29,020	420,210
TUI AG		10,000	144,849
United Internet AG		9,589	468,127
Volkswagen AG		2,651	423,355
Vonovia SE		35,805	1,204,741
Zalando SE (a)		6,536	216,588

TOTAL GERMANY			79,341,814

Greece - 0.1%
Alpha Bank AE (a)		102,567	222,862
EFG Eurobank Ergasias SA (a)		137,700	116,196
Folli Follie SA		2,440	50,249
Greek Organization of Football Prognostics SA		16,534	124,988
Hellenic Telecommunications Organization SA		20,387	198,475
Jumbo SA (a)		7,518	98,472
National Bank of Greece SA (a)		406,874	121,540
Piraeus Bank SA (a)		485,773	143,934
Public Power Corp. of Greece		9,766	32,433
Titan Cement Co. SA (Reg.)		3,377	77,035

TOTAL GREECE			1,186,184

Hong Kong - 2.6%
AIA Group Ltd.		923,800	5,528,579
Bank of East Asia Ltd.		90,778	329,341
Beijing Enterprises Holdings Ltd.		41,500	216,438
BOC Hong Kong (Holdings) Ltd.		285,000	851,266
Cathay Pacific Airways Ltd.		98,000	156,246
China Everbright International Ltd.		183,000	204,874
China Everbright Ltd.		72,000	142,132
China Jinmao Holdings Group Ltd.		280,000	80,166
China Merchants Holdings International Co. Ltd.		89,761	266,250
China Mobile Ltd.		470,500	5,401,703
China Overseas Land and Investment Ltd.		304,000	964,977
China Power International Development Ltd.		244,000	104,144
China Resources Beer Holdings Co. Ltd.		90,372	198,584
China Resources Power Holdings Co. Ltd.		148,523	250,150
China Taiping Insurance Group Ltd. (a)		130,177	265,268
China Unicom Ltd.		468,000	547,695
CITIC Pacific Ltd.		331,000	482,696
CLP Holdings Ltd.		144,500	1,335,905
CNOOC Ltd.		1,373,000	1,696,096
CSPC Pharmaceutical Group Ltd.		316,000	280,853
Far East Horizon Ltd.		133,000	105,572
Fosun International Ltd.		173,500	239,728
Galaxy Entertainment Group Ltd.		183,000	615,107
Guangdong Investment Ltd.		222,000	313,478
Hang Lung Properties Ltd.		177,000	352,438
Hang Seng Bank Ltd.		58,500	1,060,637
Henderson Land Development Co. Ltd.		90,331	562,992
HK Electric Investments & HK Electric Investments Ltd. unit		193,500	173,997
HKT Trust/HKT Ltd. unit		199,860	287,287
Hong Kong & China Gas Co. Ltd.		534,000	994,033
Hong Kong Exchanges and Clearing Ltd.		87,973	2,217,558
Hysan Development Co. Ltd.		48,020	212,175
Lenovo Group Ltd.		550,000	435,100
Link (REIT)		173,047	1,049,856
MTR Corp. Ltd.		108,933	538,556
New World Development Co. Ltd.		409,431	407,183
PCCW Ltd.		338,592	229,187
Power Assets Holdings Ltd.		106,500	1,013,251
Shanghai Industrial Holdings Ltd.		36,000	81,847
Sino Land Ltd.		233,460	366,519
Sino-Ocean Land Holdings Ltd.		252,591	113,600
SJM Holdings Ltd.		151,000	101,239
Sun Art Retail Group Ltd.		178,000	133,380
Sun Hung Kai Properties Ltd.		133,781	1,686,058
Swire Pacific Ltd. (A Shares)		46,000	499,037
Swire Properties Ltd.		93,800	243,557
Techtronic Industries Co. Ltd.		108,000	404,856
Wharf Holdings Ltd.		104,000	562,124
Wheelock and Co. Ltd.		72,000	333,332
Yuexiu Property Co. Ltd.		516,000	74,911

TOTAL HONG KONG			34,711,958

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		2,742	167,574
OTP Bank PLC		18,669	494,405
Richter Gedeon PLC		10,582	210,287

TOTAL HUNGARY			872,266

India - 1.7%
ACC Ltd.		3,205	69,631
Adani Ports & Special Economic Zone		66,877	239,819
Aditya Birla Fashion and Retail Ltd. (a)		9,937	22,073
Aditya Birla Nuvo Ltd.		1,911	24,613
Ambuja Cements Ltd.		55,682	185,256
Apollo Hospitals Enterprise Ltd.		5,673	112,063
Ashok Leyland Ltd.		81,205	130,563
Asian Paints India Ltd.		21,967	286,470
Aurobindo Pharma Ltd.		20,174	230,803
Axis Bank Ltd. (a)		44,928	319,516
Bajaj Auto Ltd.		6,349	238,182
Bharat Forge Ltd.		7,573	90,989
Bharat Heavy Electricals Ltd. (a)		43,066	81,301
Bharat Petroleum Corp. Ltd. (a)		8,348	122,910
Bharti Airtel Ltd.		91,055	498,417
Bharti Infratel Ltd.		42,211	238,267
Bosch Ltd. (a)		617	182,651
Cadila Healthcare Ltd.		14,834	73,159
Cairn India Ltd. (a)		32,189	70,338
Cipla Ltd.		26,519	214,386
Coal India Ltd.		55,716	241,609
Container Corp. of India Ltd.		3,000	61,099
Dabur India Ltd.		39,101	162,348
Divi's Laboratories Ltd.		5,776	91,398
Dr. Reddy's Laboratories Ltd. (a)		8,926	411,530
Eicher Motors Ltd. (a)		963	290,456
GAIL India Ltd.		28,083	152,347
GlaxoSmithKline Consumer Healthcare Ltd. (a)		745	66,145
Glenmark Pharmaceuticals Ltd. (a)		10,077	125,831
Godrej Consumer Products Ltd.		8,833	175,748
HCL Technologies Ltd.		44,123	498,385
Hero Motocorp Ltd. (a)		3,793	165,446
Hindalco Industries Ltd. (a)		85,997	124,738
Hindustan Unilever Ltd.		58,537	764,831
Housing Development Finance Corp. Ltd.		115,371	1,890,472
ICICI Bank Ltd. (a)		87,008	307,189
Idea Cellular Ltd. (a)		80,020	142,812
Indiabulls Housing Finance Ltd.		21,846	227,996
Infosys Ltd.		138,665	2,518,942
Infosys Ltd. sponsored ADR		2,400	45,120
ITC Ltd.		173,599	849,237
JSW Steel Ltd. (a)		6,033	124,719
Larsen & Toubro Ltd. (a)		24,068	454,580
LIC Housing Finance Ltd. (a)		20,672	143,870
Lupin Ltd.		16,732	404,852
Mahindra & Mahindra Financial Services Ltd. (a)		20,913	94,450
Mahindra & Mahindra Ltd. (a)		29,061	582,287
Marico Ltd.		33,435	130,417
Maruti Suzuki India Ltd. (a)		7,962	454,840
Motherson Sumi Systems Ltd.		23,237	88,277
Nestle India Ltd.		1,709	147,305
NTPC Ltd.		94,136	197,411
Oil & Natural Gas Corp. Ltd.		69,041	225,804
Piramal Enterprises Ltd.		4,949	88,679
Power Finance Corp. Ltd.		19,366	52,289
Reliance Communication Ltd. (a)		63,855	54,025
Reliance Industries Ltd.		99,400	1,470,525
Rural Electrification Corp. Ltd.		21,594	57,995
Shree Cement Ltd.		619	118,291
Shriram Transport Finance Co. Ltd.		11,045	156,774
Siemens India Ltd. (a)		5,230	89,584
State Bank of India (a)		121,565	345,888
Sun Pharmaceutical Industries Ltd.		74,226	906,573
Tata Consultancy Services Ltd.		36,330	1,386,737
Tata Motors Ltd. (a)		60,483	369,769
Tata Motors Ltd. Class A (a)		33,149	148,614
Tata Power Co. Ltd.		81,867	86,889
Tata Steel Ltd.		21,454	113,398
Tech Mahindra Ltd.		17,006	124,462
Ultratech Cemco Ltd. (a)		2,606	124,030
United Breweries Ltd. (a)		4,889	56,095
United Spirits Ltd. (a)		4,320	154,524
UPL Ltd.		21,760	176,208
Vedanta Ltd. (a)		64,603	100,952
Wipro Ltd.		48,181	401,521
Zee Entertainment Enterprises Ltd.		42,939	268,201

TOTAL INDIA			22,645,921

Indonesia - 0.6%
PT Adaro Energy Tbk		1,058,500	58,592
PT AKR Corporindo Tbk		131,900	65,010
PT Astra Agro Lestari Tbk		29,800	36,380
PT Astra International Tbk		1,566,300	798,708
PT Bank Central Asia Tbk		959,800	949,757
PT Bank Danamon Indonesia Tbk Series A		249,900	62,342
PT Bank Mandiri (Persero) Tbk		705,600	512,918
PT Bank Negara Indonesia (Persero) Tbk		553,900	192,571
PT Bank Rakyat Indonesia Tbk		863,400	677,600
PT Bumi Serpong Damai Tbk		577,700	81,039
PT Charoen Pokphand Indonesia Tbk		548,100	154,397
PT Global Mediacom Tbk		534,800	47,040
PT Gudang Garam Tbk		35,800	187,985
PT Hanjaya Mandala Sampoerna Tbk		27,700	209,777
PT Indocement Tunggal Prakarsa Tbk		109,200	163,328
PT Indofood CBP Sukses Makmur Tbk		86,800	100,536
PT Indofood Sukses Makmur Tbk		346,300	187,093
PT Jasa Marga Tbk		149,800	61,906
PT Kalbe Farma Tbk		1,555,900	162,220
PT Lippo Karawaci Tbk		1,460,600	112,413
PT Matahari Department Store Tbk		187,800	270,564
PT Media Nusantara Citra Tbk		373,700	66,590
PT Perusahaan Gas Negara Tbk Series B		858,900	170,634
PT Semen Gresik (Persero) Tbk		232,700	174,684
PT Summarecon Agung Tbk		754,000	89,476
PT Surya Citra Media Tbk		437,300	106,109
PT Telkomunikasi Indonesia Tbk Series B		3,900,900	1,046,584
PT Tower Bersama Infrastructure Tbk (a)		142,600	64,066
PT Unilever Indonesia Tbk		116,500	376,099
PT United Tractors Tbk		123,100	140,014
PT XL Axiata Tbk (a)		221,200	59,040

TOTAL INDONESIA			7,385,472

Ireland - 0.4%
Bank of Ireland (a)		2,144,334	650,673
CRH PLC		62,488	1,818,582
CRH PLC sponsored ADR		800	23,288
James Hardie Industries PLC CDI		34,643	488,095
Kerry Group PLC Class A		12,159	1,084,158
Paddy Power PLC (Ireland)		6,251	837,810
Ryanair Holdings PLC		5,681	86,122
Ryanair Holdings PLC sponsored ADR		1,356	109,768

TOTAL IRELAND			5,098,496

Isle of Man - 0.0%
Genting Singapore PLC		455,700	276,161
New Europe Property Investments PLC		16,810	211,659

TOTAL ISLE OF MAN			487,820

Israel - 0.5%
Azrieli Group		2,716	107,871
Bank Hapoalim BM (Reg.)		82,790	425,865
Bank Leumi le-Israel BM (a)		105,525	388,611
Bezeq The Israel Telecommunication Corp. Ltd.		153,062	326,487
Check Point Software Technologies Ltd. (a)(b)		5,288	438,217
Delek Group Ltd.		333	59,186
Israel Chemicals Ltd.		39,005	193,540
Mizrahi Tefahot Bank Ltd.		10,143	117,543
NICE Systems Ltd.		3,630	232,951
NICE Systems Ltd. sponsored ADR		773	49,356
Taro Pharmaceutical Industries Ltd. (a)		551	76,997
Teva Pharmaceutical Industries Ltd.		58,879	3,310,757
Teva Pharmaceutical Industries Ltd. sponsored ADR		11,242	612,127

TOTAL ISRAEL			6,339,508

Italy - 1.3%
Assicurazioni Generali SpA		89,457	1,364,404
Atlantia SpA		31,763	884,524
Banco Popolare Societa Cooperativa		26,826	189,371
Enel SpA		586,896	2,667,340
Eni SpA		194,880	3,183,741
EXOR SpA		8,425	316,423
Finmeccanica SpA (a)		30,369	383,557
Intesa Sanpaolo SpA		973,131	2,705,110
Intesa Sanpaolo SpA (Risparmio Shares)		71,930	189,106
Luxottica Group SpA		13,088	712,904
Mediobanca SpA		44,497	365,576
Prysmian SpA		15,249	359,519
Saipem SpA		453,475	217,047
Snam Rete Gas SpA		160,556	979,892
Telecom Italia SpA (a)		889,221	868,301
Terna SpA		116,222	655,286
UniCredit SpA		366,854	1,417,303
Unione di Banche Italiane SCpA		67,756	287,216
Unipolsai SpA		82,674	192,929

TOTAL ITALY			17,939,549

Japan - 15.4%
ABC-MART, Inc.		2,100	136,274
ACOM Co. Ltd. (a)		30,700	160,151
AEON Co. Ltd.		50,400	755,264
AEON Financial Service Co. Ltd.		8,100	180,782
AEON MALL Co. Ltd.		8,570	117,864
Air Water, Inc.		12,000	180,274
Aisin Seiki Co. Ltd.		14,500	563,467
Ajinomoto Co., Inc.		43,300	998,077
Alfresa Holdings Corp.		13,400	258,044
All Nippon Airways Ltd.		87,000	242,934
Alps Electric Co. Ltd.		13,900	240,243
Amada Holdings Co. Ltd.		25,400	255,181
Aozora Bank Ltd.		88,000	312,225
Asahi Glass Co. Ltd.		72,000	421,664
Asahi Group Holdings		29,700	942,590
Asahi Kasei Corp.		97,000	663,687
Asics Corp.		12,800	253,509
Astellas Pharma, Inc.		161,800	2,181,484
Bandai Namco Holdings, Inc.		14,100	300,179
Bank of Kyoto Ltd.		28,000	187,815
Benesse Holdings, Inc.		5,000	141,858
Bridgestone Corp.		49,700	1,829,329
Brother Industries Ltd.		18,200	206,322
Calbee, Inc.		5,900	229,694
Canon, Inc.		81,600	2,281,760
Casio Computer Co. Ltd.		15,300	291,112
Central Japan Railway Co.		11,000	1,926,934
Chiba Bank Ltd.		53,000	267,651
Chubu Electric Power Co., Inc.		49,600	653,339
Chugai Pharmaceutical Co. Ltd.		17,500	589,763
Chugoku Electric Power Co., Inc.		22,600	293,314
Citizen Holdings Co. Ltd.		19,400	109,428
Concordia Financial Group Ltd. (a)		92,300	424,495
Credit Saison Co. Ltd.		11,200	205,949
Dai Nippon Printing Co. Ltd.		41,000	384,517
Dai-ichi Mutual Life Insurance Co.		82,800	995,231
Daicel Chemical Industries Ltd.		23,200	289,813
Daihatsu Motor Co. Ltd.		14,200	189,500
Daiichi Sankyo Kabushiki Kaisha		48,900	1,152,446
Daikin Industries Ltd.		17,900	1,420,885
Dainippon Sumitomo Pharma Co. Ltd.		11,900	153,186
Daito Trust Construction Co. Ltd.		5,500	777,877
Daiwa House Industry Co. Ltd.		46,000	1,228,970
Daiwa Securities Group, Inc.		129,000	751,273
DENSO Corp.		37,200	1,414,016
Dentsu, Inc.		16,700	848,510
Don Quijote Holdings Co. Ltd.		9,300	330,855
East Japan Railway Co.		25,400	2,234,592
Eisai Co. Ltd.		19,300	1,194,665
Electric Power Development Co. Ltd.		11,600	349,602
FamilyMart Co. Ltd.		4,400	232,208
Fanuc Corp.		15,000	2,215,831
Fast Retailing Co. Ltd.		4,100	1,079,539
Fuji Electric Co. Ltd.		43,000	182,976
Fuji Heavy Industries Ltd.		44,900	1,474,291
Fujifilm Holdings Corp.		35,500	1,457,214
Fujitsu Ltd.		141,000	492,668
Fukuoka Financial Group, Inc.		58,000	198,273
GungHo Online Entertainment, Inc. (b)		33,700	88,206
Gunma Bank Ltd.		28,000	110,861
Hakuhodo DY Holdings, Inc.		17,800	200,670
Hamamatsu Photonics K.K.		11,200	311,257
Hankyu Hanshin Holdings, Inc.		87,000	551,450
Hikari Tsushin, Inc.		1,400	104,863
Hino Motors Ltd.		20,600	198,770
Hirose Electric Co. Ltd.		2,265	273,943
Hiroshima Bank Ltd.		37,000	133,952
Hisamitsu Pharmaceutical Co., Inc.		4,600	217,627
Hitachi Chemical Co. Ltd.		8,100	136,029
Hitachi Construction Machinery Co. Ltd.		7,900	125,427
Hitachi High-Technologies Corp.		5,000	135,288
Hitachi Ltd.		371,000	1,700,006
Hitachi Metals Ltd.		15,900	161,451
Hokuhoku Financial Group, Inc.		89,000	112,055
Hokuriku Electric Power Co., Inc.		12,900	168,955
Honda Motor Co. Ltd.		124,700	3,365,128
Hoshizaki Electric Co. Ltd.		3,000	251,770
Hoya Corp.		31,900	1,221,587
Hulic Co. Ltd.		22,400	222,946
Idemitsu Kosan Co. Ltd.		6,800	145,263
IHI Corp.		105,000	227,692
Iida Group Holdings Co. Ltd.		11,600	216,643
INPEX Corp.		74,200	589,879
Isetan Mitsukoshi Holdings Ltd.		26,800	284,395
Isuzu Motors Ltd.		46,200	494,353
Itochu Corp.		121,200	1,540,283
ITOCHU Techno-Solutions Corp.		3,500	68,587
Iyo Bank Ltd.		17,800	116,966
J. Front Retailing Co. Ltd.		18,200	218,654
Japan Airlines Co. Ltd.		9,000	323,949
Japan Airport Terminal Co. Ltd. (b)		3,100	110,631
Japan Exchange Group, Inc.		42,600	634,452
Japan Post Bank Co. Ltd. (a)		30,300	369,935
Japan Post Holdings Co. Ltd. (a)		34,200	460,764
Japan Prime Realty Investment Corp.		62	273,289
Japan Real Estate Investment Corp.		101	628,929
Japan Retail Fund Investment Corp.		200	491,374
Japan Tobacco, Inc.		84,300	3,444,324
JFE Holdings, Inc.		38,000	533,267
JGC Corp.		16,000	272,879
Joyo Bank Ltd.		50,000	174,256
JSR Corp.		13,900	190,544
JTEKT Corp.		15,300	194,825
JX Holdings, Inc.		173,700	746,547
Kajima Corp.		66,000	410,003
Kakaku.com, Inc.		10,900	196,321
Kamigumi Co. Ltd.		19,000	170,351
Kaneka Corp.		21,000	175,764
Kansai Electric Power Co., Inc. (a)		54,600	480,869
Kansai Paint Co. Ltd.		18,200	318,312
Kao Corp.		38,500	2,129,704
Kawasaki Heavy Industries Ltd.		112,000	314,121
KDDI Corp.		134,000	3,859,968
Keihan Electric Railway Co., Ltd.		41,000	297,290
Keihin Electric Express Railway Co. Ltd.		34,000	307,773
Keio Corp.		44,000	387,550
Keisei Electric Railway Co.		21,000	288,915
Keyence Corp.		3,510	2,103,870
Kikkoman Corp.		12,000	382,364
Kintetsu Group Holdings Co. Ltd.		138,000	567,528
Kirin Holdings Co. Ltd.		63,200	911,520
Kobe Steel Ltd.		236,000	226,612
Koito Manufacturing Co. Ltd.		7,900	342,262
Komatsu Ltd.		70,800	1,215,984
Konami Holdings Corp.		6,900	217,553
Konica Minolta, Inc.		34,600	298,652
Kose Corp.		2,300	210,369
Kubota Corp.		86,000	1,252,750
Kuraray Co. Ltd.		26,600	337,236
Kurita Water Industries Ltd.		8,600	206,795
Kyocera Corp.		24,600	1,220,657
Kyowa Hakko Kirin Co., Ltd.		18,100	321,783
Kyushu Electric Power Co., Inc.		32,100	322,179
Kyushu Financial Group, Inc. (a)		25,400	133,322
Lawson, Inc.		5,200	402,497
LIXIL Group Corp.		20,000	418,764
M3, Inc.		15,300	412,740
Mabuchi Motor Co. Ltd.		3,800	189,151
Makita Corp.		9,200	580,367
Marubeni Corp.		128,400	681,580
Marui Group Co. Ltd.		16,900	258,192
Maruichi Steel Tube Ltd.		3,500	101,795
Mazda Motor Corp.		42,000	639,925
McDonald's Holdings Co. (Japan) Ltd.		5,000	124,913
Medipal Holdings Corp.		10,400	164,541
Meiji Holdings Co. Ltd.		9,400	724,381
Minebea Mitsumi, Inc.		24,000	196,584
Miraca Holdings, Inc.		4,100	174,238
Mitsubishi Chemical Holdings Corp.		102,700	535,944
Mitsubishi Corp.		103,900	1,746,414
Mitsubishi Electric Corp.		148,000	1,572,858
Mitsubishi Estate Co. Ltd.		96,000	1,824,251
Mitsubishi Gas Chemical Co., Inc.		30,000	164,514
Mitsubishi Heavy Industries Ltd.		233,000	828,224
Mitsubishi Logistics Corp.		9,000	123,040
Mitsubishi Materials Corp.		84,000	266,430
Mitsubishi Motors Corp. of Japan		47,500	191,157
Mitsubishi Tanabe Pharma Corp.		17,100	304,457
Mitsubishi UFJ Financial Group, Inc.		978,200	4,514,213
Mitsubishi UFJ Lease & Finance Co. Ltd.		36,400	158,637
Mitsui & Co. Ltd.		131,200	1,602,640
Mitsui Chemicals, Inc.		61,000	202,309
Mitsui Fudosan Co. Ltd.		72,000	1,758,415
Mitsui OSK Lines Ltd.		87,000	184,879
mixi, Inc.		3,200	109,340
Mizuho Financial Group, Inc.		1,811,800	2,715,729
MS&AD Insurance Group Holdings, Inc.		38,800	1,024,766
Murata Manufacturing Co. Ltd.		15,600	2,034,416
Nabtesco Corp.		9,200	207,545
Nagoya Railroad Co. Ltd.		68,000	342,954
NEC Corp.		197,000	479,454
New Hampshire Foods Ltd.		13,000	289,762
Nexon Co. Ltd.		9,700	145,649
NGK Insulators Ltd.		20,000	410,731
NGK Spark Plug Co. Ltd.		13,400	267,241
NHK Spring Co. Ltd.		11,400	100,342
Nidec Corp.		17,100	1,252,987
Nikon Corp. (b)		26,500	386,301
Nintendo Co. Ltd.		8,100	1,096,748
Nippon Building Fund, Inc.		107	677,845
Nippon Electric Glass Co. Ltd.		29,000	153,539
Nippon Express Co. Ltd.		62,000	282,932
Nippon Paint Holdings Co. Ltd.		11,100	291,451
Nippon Prologis REIT, Inc.		117	280,547
Nippon Steel & Sumitomo Metal Corp.		58,570	1,218,711
Nippon Telegraph & Telephone Corp.		54,300	2,429,943
Nippon Yusen KK		129,000	252,714
Nissan Motor Co. Ltd.		190,300	1,688,727
Nisshin Seifun Group, Inc.		15,795	258,581
Nissin Food Holdings Co. Ltd.		4,800	222,830
Nitori Holdings Co. Ltd.		5,800	539,509
Nitto Denko Corp.		12,700	684,155
NKSJ Holdings, Inc.		25,850	678,718
NOK Corp.		6,900	114,359
Nomura Holdings, Inc.		279,000	1,185,405
Nomura Real Estate Holdings, Inc.		9,400	171,788
Nomura Real Estate Master Fund, Inc.		275	431,406
Nomura Research Institute Ltd.		9,820	344,487
NSK Ltd.		35,300	308,092
NTT Data Corp.		9,800	510,195
NTT DOCOMO, Inc.		109,400	2,623,848
NTT Urban Development Co.		8,600	80,478
Obayashi Corp.		50,300	492,957
OBIC Co. Ltd.		5,200	273,317
Odakyu Electric Railway Co. Ltd.		48,000	521,256
Oji Holdings Corp.		60,000	246,392
Olympus Corp.		21,200	825,880
OMRON Corp.		15,200	482,401
Ono Pharmaceutical Co. Ltd.		31,600	1,423,829
Oracle Corp. Japan		2,900	156,202
Oriental Land Co. Ltd.		15,300	1,062,439
ORIX Corp.		101,600	1,437,125
Osaka Gas Co. Ltd.		145,000	522,750
Otsuka Corp.		3,900	185,984
Otsuka Holdings Co. Ltd.		29,900	1,165,637
Panasonic Corp.		169,400	1,510,729
Park24 Co. Ltd.		7,600	213,013
Rakuten, Inc.		71,600	778,390
Recruit Holdings Co. Ltd.		10,600	327,498
Resona Holdings, Inc.		172,100	608,419
Ricoh Co. Ltd.		55,400	564,577
Rinnai Corp.		2,900	255,934
ROHM Co. Ltd.		7,300	315,913
Ryohin Keikaku Co. Ltd.		1,800	400,975
Sankyo Co. Ltd. (Gunma)		3,800	143,872
Sanrio Co. Ltd.		3,600	70,778
Santen Pharmaceutical Co. Ltd.		29,100	417,050
SBI Holdings, Inc. Japan		16,430	170,112
Secom Co. Ltd.		16,000	1,229,521
Sega Sammy Holdings, Inc.		13,900	151,348
Seibu Holdings, Inc.		9,100	191,981
Seiko Epson Corp.		22,100	362,151
Sekisui Chemical Co. Ltd.		32,800	409,937
Sekisui House Ltd.		46,500	807,395
Seven & i Holdings Co. Ltd.		57,700	2,354,301
Seven Bank Ltd.		45,200	192,064
Shikoku Electric Power Co., Inc.		13,800	170,341
Shimadzu Corp.		19,000	284,383
Shimamura Co. Ltd.		1,700	229,489
SHIMANO, Inc.		6,000	860,829
SHIMIZU Corp.		46,000	412,291
Shin-Etsu Chemical Co. Ltd.		31,400	1,758,676
Shinsei Bank Ltd.		135,000	189,213
Shionogi & Co. Ltd.		22,900	1,168,865
Shiseido Co. Ltd.		27,700	616,061
Shizuoka Bank Ltd.		40,000	296,468
Showa Shell Sekiyu K.K.		14,200	148,187
SMC Corp.		4,100	999,825
SoftBank Corp.		73,700	3,962,886
Sohgo Security Services Co., Ltd.		4,600	255,438
Sony Corp.		96,800	2,344,653
Sony Financial Holdings, Inc.		12,900	159,482
Stanley Electric Co. Ltd.		10,700	217,555
Sumitomo Chemical Co. Ltd.		115,000	519,780
Sumitomo Corp.		86,800	917,672
Sumitomo Electric Industries Ltd.		58,500	703,734
Sumitomo Heavy Industries Ltd.		41,000	172,306
Sumitomo Metal Mining Co. Ltd.		39,000	440,017
Sumitomo Mitsui Financial Group, Inc.		97,600	2,936,952
Sumitomo Mitsui Trust Holdings, Inc.		257,000	789,988
Sumitomo Realty & Development Co. Ltd.		28,000	814,136
Sumitomo Rubber Industries Ltd.		12,800	194,861
Suntory Beverage & Food Ltd.		10,900	476,135
Suzuken Co. Ltd.		6,330	216,917
Suzuki Motor Corp.		28,200	772,781
Sysmex Corp.		11,300	706,694
T&D Holdings, Inc.		45,000	430,761
Taiheiyo Cement Corp.		90,000	238,141
Taisei Corp.		80,000	546,043
Taisho Pharmaceutical Holdings Co. Ltd.		2,400	197,126
Taiyo Nippon Sanso Corp.		11,700	108,037
Takashimaya Co. Ltd.		21,000	153,317
Takeda Pharmaceutical Co. Ltd.		60,600	2,894,368
TDK Corp.		9,500	555,882
Teijin Ltd.		71,000	254,197
Terumo Corp.		23,400	889,559
The Chugoku Bank Ltd.		11,700	120,948
The Hachijuni Bank Ltd.		31,000	135,527
The Suruga Bank Ltd.		14,400	279,993
THK Co. Ltd.		9,200	182,739
Tobu Railway Co. Ltd.		75,000	384,380
Toho Co. Ltd.		8,400	212,898
Toho Gas Co. Ltd.		31,000	211,660
Tohoku Electric Power Co., Inc.		35,300	451,310
Tokio Marine Holdings, Inc.		52,300	1,711,386
Tokyo Electric Power Co., Inc. (a)		109,300	585,399
Tokyo Electron Ltd.		13,200	872,417
Tokyo Gas Co. Ltd.		175,000	772,393
Tokyo Tatemono Co. Ltd.		15,600	205,975
Tokyu Corp.		85,000	736,690
Tokyu Fudosan Holdings Corp.		38,600	262,431
TonenGeneral Sekiyu K.K.		21,000	198,906
Toppan Printing Co. Ltd.		41,000	350,566
Toray Industries, Inc.		112,000	935,511
Toshiba Corp. (a)		309,000	653,520
Toto Ltd.		11,100	376,400
Toyo Seikan Group Holdings Ltd.		12,500	246,435
Toyo Suisan Kaisha Ltd.		6,800	240,161
Toyoda Gosei Co. Ltd.		5,400	99,570
Toyota Industries Corp.		12,300	533,672
Toyota Motor Corp.		207,600	10,523,191
Toyota Tsusho Corp.		16,000	362,150
Trend Micro, Inc.		7,900	299,600
Unicharm Corp.		28,700	593,260
United Urban Investment Corp.		218	376,269
USS Co. Ltd.		16,600	262,585
West Japan Railway Co.		12,600	760,615
Yahoo! Japan Corp.		110,400	493,866
Yakult Honsha Co. Ltd.		6,700	332,124
Yamada Denki Co. Ltd.		57,800	290,981
Yamaguchi Financial Group, Inc.		15,000	139,422
Yamaha Corp.		13,100	375,972
Yamaha Motor Co. Ltd.		19,700	322,456
Yamato Holdings Co. Ltd.		26,600	536,491
Yamazaki Baking Co. Ltd.		9,000	213,056
Yaskawa Electric Corp.		17,700	207,290
Yokogawa Electric Corp.		17,300	185,875
Yokohama Rubber Co. Ltd.		7,400	124,058

TOTAL JAPAN			206,783,488

Korea (South) - 3.1%
AMOREPACIFIC Corp.		2,514	894,193
AMOREPACIFIC Group, Inc.		2,214	324,658
BGFretail Co. Ltd.		643	104,391
BS Financial Group, Inc.		19,681	159,588
Celltrion, Inc.		5,220	458,360
Cheil Industries, Inc.		5,892	673,709
Cheil Worldwide, Inc.		6,018	88,247
CJ CheilJedang Corp.		649	215,262
CJ Corp.		1,080	201,733
CJ E&M Corp.		1,411	82,886
Coway Co. Ltd.		4,248	365,595
Daelim Industrial Co.		2,073	164,114
Daewoo Engineering & Construction Co. Ltd. (a)		8,036	44,540
Daewoo Securities Co. Ltd.		13,349	96,359
DGB Financial Group Co. Ltd.		12,508	100,114
Dong Suh Companies, Inc.		2,620	73,751
Dongbu Insurance Co. Ltd.		3,173	194,145
Doosan Co. Ltd.		561	52,639
Doosan Heavy Industries & Construction Co. Ltd.		3,531	80,441
E-Mart Co. Ltd.		1,681	269,242
GS Engineering & Construction Corp. (a)		3,677	99,493
GS Holdings Corp.		4,163	200,942
GS Retail Co. Ltd.		1,999	93,348
Hana Financial Group, Inc.		22,487	503,451
Hankook Tire Co. Ltd.		5,919	274,335
Hanmi Pharm Co. Ltd.		386	201,141
Hanmi Science Co. Ltd.		862	102,326
Hanon Systems		13,803	124,094
Hanssem Co. Ltd.		699	116,533
Hanwha Chemical Corp.		7,785	170,897
Hanwha Corp.		3,337	110,100
Hanwha Life Insurance Co. Ltd.		16,445	95,885
Hotel Shilla Co.		2,463	157,582
Hyosung Corp.		1,690	180,701
Hyundai Department Store Co. Ltd.		1,124	144,709
Hyundai Engineering & Construction Co. Ltd.		5,792	203,233
Hyundai Fire & Marine Insurance Co. Ltd.		4,675	129,762
Hyundai Glovis Co. Ltd.		1,513	250,918
Hyundai Heavy Industries Co. Ltd. (a)		3,280	332,101
Hyundai Industrial Development & Construction Co.		4,206	185,396
Hyundai Mobis		5,241	1,191,682
Hyundai Motor Co.		11,852	1,484,507
Hyundai Steel Co.		6,061	332,762
Hyundai Wia Corp.		1,198	101,012
Industrial Bank of Korea		20,740	219,950
Kakao Corp.		2,462	215,970
Kangwon Land, Inc.		9,333	347,439
KB Financial Group, Inc.		29,868	908,869
KCC Corp.		429	159,142
KEPCO Plant Service & Engineering Co. Ltd.		1,672	110,185
Kia Motors Corp.		20,321	849,609
Korea Aerospace Industries Ltd.		4,648	275,064
Korea Electric Power Corp.		19,780	1,068,540
Korea Express Co. Ltd. (a)		494	83,866
Korea Gas Corp.		2,047	74,060
Korea Investment Holdings Co. Ltd.		2,895	116,490
Korea Zinc Co. Ltd.		641	277,230
Korean Air Lines Co. Ltd. (a)		2,689	68,535
KT Corp.		2,367	63,058
KT&G Corp.		8,471	909,449
Kumho Petro Chemical Co. Ltd.		1,020	60,808
LG Chemical Ltd.		3,583	928,842
LG Corp.		7,216	428,926
LG Display Co. Ltd.		17,694	366,296
LG Electronics, Inc.		8,077	410,310
LG Household & Health Care Ltd.		732	643,397
LG Innotek Co. Ltd.		1,050	67,545
LG Telecom Ltd.		15,808	154,537
Lotte Chemical Corp.		1,218	310,965
Lotte Chilsung Beverage Co. Ltd.		46	79,097
Lotte Confectionery Co. Ltd.		43	93,756
Lotte Shopping Co. Ltd.		902	214,148
Mirae Asset Securities Co. Ltd.		5,522	118,810
NAVER Corp.		2,154	1,272,837
NCSOFT Corp.		1,309	261,646
Oci Co. Ltd.		1,233	122,151
Orion Corp.		267	216,737
Ottogi Corp.		89	63,467
Paradise Co. Ltd.		3,403	51,535
POSCO		5,398	1,124,769
Posco Daewoo Corp.		3,390	73,530
S-Oil Corp.		3,587	272,702
S1 Corp.		1,414	114,905
Samsung Card Co. Ltd.		2,607	88,290
Samsung Electro-Mechanics Co. Ltd.		4,427	201,319
Samsung Electronics Co. Ltd.		8,481	9,216,266
Samsung Fire & Marine Insurance Co. Ltd.		2,759	709,211
Samsung Heavy Industries Co. Ltd.		10,941	102,183
Samsung Life Insurance Co. Ltd.		6,253	597,642
Samsung SDI Co. Ltd.		4,289	426,775
Samsung SDS Co. Ltd.		2,369	352,556
Samsung Securities Co. Ltd.		4,268	146,777
Shinhan Financial Group Co. Ltd.		32,878	1,198,900
Shinsegae Co. Ltd.		509	93,965
SK C&C Co. Ltd.		2,668	521,642
SK Energy Co. Ltd.		5,015	678,486
SK Hynix, Inc.		44,950	1,104,452
SK Networks Co. Ltd.		8,352	49,499
SK Telecom Co. Ltd.		1,616	291,857
Woori Bank		25,169	230,671
Woori Investment & Securities Co. Ltd.		10,476	90,982
Yuhan Corp.		574	146,296

TOTAL KOREA (SOUTH)			40,877,818

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		133,878	755,758
Millicom International Cellular SA (depository receipt)		5,263	304,097
RTL Group SA		2,869	239,684
SES SA (France) (depositary receipt)		25,327	690,941
Tenaris SA		36,569	494,504

TOTAL LUXEMBOURG			2,484,984

Malaysia - 0.7%
AirAsia Bhd		106,300	51,701
Alliance Financial Group Bhd		81,200	83,143
AMMB Holdings Bhd		145,200	168,375
Astro Malaysia Holdings Bhd		118,900	84,309
Axiata Group Bhd		209,636	303,198
Berjaya Sports Toto Bhd		54,532	42,436
British American Tobacco (Malaysia) Bhd		9,700	113,922
Bumi Armada Bhd		173,700	35,127
Bumiputra-Commerce Holdings Bhd		398,892	476,853
Dialog Group Bhd		291,622	118,694
DiGi.com Bhd		276,300	311,204
Felda Global Ventures Holdings Bhd		100,100	37,155
Gamuda Bhd		125,400	152,477
Gamuda Bhd warrants 3/6/21 (a)		14,250	3,630
Genting Bhd		175,800	397,817
Genting Malaysia Bhd		238,500	272,903
Genting Plantations Bhd		17,400	47,659
Hap Seng Consolidated Bhd		41,600	81,571
Hartalega Holdings Bhd		48,000	52,712
Hong Leong Bank Bhd		48,600	167,453
Hong Leong Credit Bhd		17,100	65,397
IHH Healthcare Bhd		188,800	316,560
IJM Corp. Bhd		248,400	219,373
IOI Corp. Bhd		233,700	264,419
IOI Properties Group Sdn Bhd		116,600	72,231
Kuala Lumpur Kepong Bhd		31,700	194,103
Lafarge Malaysia Bhd		28,200	63,236
Malayan Banking Bhd		375,247	857,790
Malaysia Airports Holdings Bhd		61,102	104,795
Maxis Bhd		139,400	199,831
MISC Bhd		86,100	186,240
Petronas Chemicals Group Bhd		212,800	365,516
Petronas Dagangan Bhd		19,400	118,391
Petronas Gas Bhd		53,000	298,206
PPB Group Bhd		35,100	145,378
Public Bank Bhd		193,300	925,307
RHB Capital Bhd		46,292	72,522
SapuraKencana Petroleum Bhd		244,400	103,228
Sime Darby Bhd		235,437	464,064
Telekom Malaysia Bhd		86,026	146,441
Tenaga Nasional Bhd		260,600	957,946
UMW Holdings Bhd		46,900	78,757
Westports Holdings Bhd		74,000	78,613
YTL Corp. Bhd		322,926	128,955
YTL Power International Bhd		152,550	58,575

TOTAL MALAYSIA			9,488,213

Malta - 0.0%
Brait SA		25,804	288,525
Mauritius - 0.0%
Golden Agri-Resources Ltd.		519,800	154,605
Mexico - 0.9%
Alfa SA de CV Series A		213,300	400,945
America Movil S.A.B. de CV Series L		2,421,400	1,711,411
CEMEX S.A.B. de CV unit		1,080,216	801,781
Coca-Cola FEMSA S.A.B. de CV Series L		37,700	327,682
Compartamos S.A.B. de CV		79,200	157,529
Controladora Comercial Mexicana S.A.B de C.V. (a)		21,100	22,026
El Puerto de Liverpool S.A.B. de CV Class C		13,715	155,902
Embotelladoras Arca S.A.B. de CV		32,600	225,031
Fibra Uno Administracion SA de CV		191,300	455,438
Fomento Economico Mexicano S.A.B. de CV unit		141,800	1,319,373
Gruma S.A.B. de CV Series B		14,385	210,140
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		23,600	222,356
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		15,720	241,410
Grupo Bimbo S.A.B. de CV Series A		125,300	381,989
Grupo Carso SA de CV Series A1		41,800	199,881
Grupo Comercial Chedraui S.A.B. de CV		24,800	70,286
Grupo Financiero Banorte S.A.B. de CV Series O		192,000	1,089,975
Grupo Financiero Inbursa S.A.B. de CV Series O		183,000	359,306
Grupo Financiero Santander Mexico S.A.B. de CV		134,900	247,224
Grupo Lala S.A.B. de CV		45,000	120,342
Grupo Mexico SA de CV Series B		297,424	756,497
Grupo Televisa SA de CV		188,900	1,100,814
Industrias Penoles SA de CV		10,000	156,324
Kimberly-Clark de Mexico SA de CV Series A		116,800	276,442
Mexichem S.A.B. de CV		80,621	203,513
OHL Mexico S.A.B. de CV (a)		56,800	92,374
Promotora y Operadora de Infraestructura S.A.B. de CV		18,210	230,940
Wal-Mart de Mexico SA de CV Series V		402,900	996,440

TOTAL MEXICO			12,533,371

Netherlands - 2.5%
AEGON NV		140,424	807,345
AerCap Holdings NV (a)		6,695	267,867
Airbus Group NV		45,310	2,833,288
Akzo Nobel NV		19,000	1,349,886
Altice NV:
Class A (a)		27,287	413,996
Class B (a)		8,843	135,127
ASML Holding NV (Netherlands)		26,599	2,570,946
CNH Industrial NV		73,588	564,555
Ferrari NV		9,799	441,184
Fiat Chrysler Automobiles NV		69,780	560,110
Gemalto NV		6,257	406,948
Heineken Holding NV		7,859	648,734
Heineken NV (Bearer)		17,613	1,650,732
ING Groep NV (Certificaten Van Aandelen)		296,968	3,636,762
Koninklijke Ahold NV		63,831	1,388,704
Koninklijke Boskalis Westminster NV		6,660	277,626
Koninklijke DSM NV		13,950	856,203
Koninklijke KPN NV		245,722	965,603
Koninklijke Philips Electronics NV		72,945	2,004,424
Mobileye NV (a)(b)		6,184	235,920
NN Group NV		24,369	844,367
NXP Semiconductors NV (a)		10,420	888,618
OCI NV (a)		6,554	129,568
QIAGEN NV (Germany) (a)		16,627	372,588
Randstad Holding NV		9,669	519,308
RELX NV		75,995	1,275,250
STMicroelectronics NV		50,706	311,762
TNT Express NV		35,813	325,068
Unilever NV (Certificaten Van Aandelen) (Bearer)		124,922	5,487,804
Vopak NV		5,613	304,937
Wolters Kluwer NV		23,130	880,229

TOTAL NETHERLANDS			33,355,459

New Zealand - 0.1%
Auckland International Airport Ltd.		71,871	308,631
Contact Energy Ltd.		54,488	193,275
Fletcher Building Ltd.		51,993	302,776
Meridian Energy Ltd.		98,038	181,406
Mighty River Power Ltd.		51,322	108,223
Ryman Healthcare Group Ltd.		28,928	180,377
Spark New Zealand Ltd.		137,670	356,635

TOTAL NEW ZEALAND			1,631,323

Norway - 0.4%
DNB ASA		75,067	961,196
Gjensidige Forsikring ASA		14,851	254,346
Norsk Hydro ASA		104,663	455,387
Orkla ASA		63,280	552,430
Schibsted ASA:
(A Shares)		6,078	177,316
(B Shares)		6,771	192,488
Statoil ASA		85,485	1,504,647
Telenor ASA		57,578	991,115
Yara International ASA		13,541	542,188

TOTAL NORWAY			5,631,113

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		106,838	571,077
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)		13,740	139,461
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		149,570	211,150
Aboitiz Power Corp.		118,800	113,407
Alliance Global Group, Inc.		146,200	45,071
Ayala Corp.		16,590	271,944
Ayala Land, Inc.		558,400	411,365
Bank of the Philippine Islands (BPI)		56,221	108,175
BDO Unibank, Inc.		129,853	276,077
DMCI Holdings, Inc.		290,950	77,199
Globe Telecom, Inc.		2,400	111,951
GT Capital Holdings, Inc.		6,420	186,587
International Container Terminal Services, Inc.		35,990	49,736
JG Summit Holdings, Inc.		190,390	329,899
Jollibee Food Corp.		31,360	153,083
Megaworld Corp.		831,800	66,671
Metro Pacific Investments Corp.		949,900	117,134
Metropolitan Bank & Trust Co.		22,266	38,463
Philippine Long Distance Telephone Co.		7,715	281,160
PNOC Energy Development Corp.		840,100	105,202
Robinsons Land Corp.		121,000	69,716
SM Investments Corp.		12,272	246,301
SM Prime Holdings, Inc.		655,500	315,660
Universal Robina Corp.		66,590	295,043

TOTAL PHILIPPINES			3,880,994

Poland - 0.3%
Alior Bank SA (a)		3,809	68,876
Bank Handlowy w Warszawie SA		2,478	48,048
Bank Millennium SA (a)		45,556	59,676
Bank Polska Kasa Opieki SA		10,282	418,208
Bank Zachodni WBK SA		2,591	180,225
BRE Bank SA		1,108	93,820
Cyfrowy Polsat SA (a)		14,579	92,738
ENEA SA		16,272	50,304
Energa SA		15,329	49,959
Eurocash SA		6,185	88,312
Grupa Lotos SA (a)		6,529	50,768
KGHM Polska Miedz SA (Bearer)		10,723	208,900
LPP SA		95	140,136
NG2 SA		1,713	76,294
Polish Oil & Gas Co. SA		144,848	192,779
Polska Grupa Energetyczna SA		68,349	236,010
Polski Koncern Naftowy Orlen SA		24,226	436,353
Powszechna Kasa Oszczednosci Bank SA (a)		66,499	426,143
Powszechny Zaklad Ubezpieczen SA		42,951	388,443
Synthos SA		39,219	41,819
Tauron Polska Energia SA		77,759	60,301
Telekomunikacja Polska SA		47,985	78,195
Zaklady Azotowe w Tarnowie-Moscicach SA (a)		3,307	75,290

TOTAL POLAND			3,561,597

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)(b)		2,997,428	132,826
Banco Espirito Santo SA (Reg.) (a)		82,039	1
Energias de Portugal SA		180,413	641,230
Galp Energia SGPS SA Class B		34,912	479,512
Jeronimo Martins SGPS SA		18,966	310,336

TOTAL PORTUGAL			1,563,905

Qatar - 0.2%
Barwa Real Estate Co. (a)		7,249	67,314
Commercial Bank of Qatar (a)		11,874	124,941
Doha Bank (a)		9,380	94,962
Ezdan Holding Group (a)		63,021	318,576
Industries Qatar QSC (a)		11,571	333,788
Masraf al Rayan (a)		29,386	276,107
Qatar Electricity & Water Co. (a)		2,052	117,711
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		22,821	145,143
Qatar Insurance Co. SAQ (a)		8,049	176,685
Qatar Insurance Co. SAQ rights 5/1/16 (a)		1,047	8,601
Qatar Islamic Bank (a)		4,400	118,707
Qatar National Bank SAQ		16,378	647,939
Qatar Telecom (Qtel) Q.S.C. (a)		5,899	148,614
Vodafone Qatar QSC (a)		24,990	82,387

TOTAL QATAR			2,661,475

Russia - 0.8%
Alrosa Co. Ltd. (a)		135,000	154,024
Gazprom OAO (a)		280,000	729,512
Gazprom OAO sponsored ADR (Reg. S)		312,888	1,617,005
Lukoil PJSC (a)		11,945	507,509
Lukoil PJSC sponsored ADR		27,160	1,151,177
Magnit OJSC GDR (Reg. S)		20,078	694,699
Megafon OJSC GDR		7,056	81,144
MMC Norilsk Nickel PJSC (a)		1,200	174,315
MMC Norilsk Nickel PJSC sponsored ADR		31,093	458,622
Mobile TeleSystems OJSC sponsored ADR		40,665	376,558
Moscow Exchange MICEX-RTS OAO (a)		85,675	135,114
NOVATEK OAO GDR (Reg. S)		7,092	680,832
Rosneft Oil Co. OJSC (a)		28,000	151,731
Rosneft Oil Co. OJSC GDR (Reg. S)		60,215	328,774
Rostelecom PJSC (a)		20,000	30,414
Rostelecom PJSC sponsored ADR		6,231	55,954
RusHydro PJSC (a)		1,700,000	18,115
RusHydro PJSC ADR		71,112	72,534
Sberbank of Russia (a)		241,860	461,741
Sberbank of Russia sponsored ADR		145,963	1,170,039
Severstal PAO GDR (Reg. S)		15,206	176,694
Sistema JSFC sponsored GDR		12,822	94,242
Surgutneftegas OJSC sponsored ADR		70,387	372,347
Tatneft PAO (a)		33,000	173,706
Tatneft PAO sponsored ADR		12,317	386,138
VTB Bank OJSC (a)		120,000,000	129,777
VTB Bank OJSC sponsored GDR (Reg. S)		136,025	291,366

TOTAL RUSSIA			10,674,083

Singapore - 0.9%
Ascendas Real Estate Investment Trust		159,100	291,026
CapitaCommercial Trust (REIT)		158,400	168,429
CapitaLand Ltd.		194,600	450,017
CapitaMall Trust		188,900	290,756
City Developments Ltd.		33,400	207,128
ComfortDelgro Corp. Ltd.		158,300	340,177
DBS Group Holdings Ltd.		135,691	1,541,702
Global Logistic Properties Ltd.		250,400	356,557
Hutchison Port Holdings Trust		422,100	187,835
Jardine Cycle & Carriage Ltd.		9,000	258,453
Keppel Corp. Ltd.		113,600	456,140
Oversea-Chinese Banking Corp. Ltd.		238,238	1,553,591
Sembcorp Industries Ltd.		72,800	156,443
Sembcorp Marine Ltd.		59,700	74,134
Singapore Airlines Ltd.		42,100	360,003
Singapore Exchange Ltd.		61,100	342,107
Singapore Press Holdings Ltd.		122,000	368,309
Singapore Technologies Engineering Ltd.		119,100	285,163
Singapore Telecommunications Ltd.		612,700	1,758,577
StarHub Ltd.		46,500	114,448
Suntec (REIT)		183,700	230,163
United Overseas Bank Ltd.		99,447	1,375,406
UOL Group Ltd.		36,226	165,392
Wilmar International Ltd.		151,300	417,387
Yangzijiang Shipbuilding Holdings Ltd.		162,500	119,623

TOTAL SINGAPORE			11,868,966

South Africa - 1.5%
African Bank Investments Ltd. (a)		42,096	0
Anglo American Platinum Ltd. (a)		3,964	114,499
AngloGold Ashanti Ltd. (a)		30,747	499,832
Aspen Pharmacare Holdings Ltd.		26,806	631,733
Barclays Africa Group Ltd.		25,206	255,508
Barloworld Ltd.		15,676	90,652
Bidvest Group Ltd.		25,007	634,659
Capitec Bank Holdings Ltd.		2,583	107,248
Coronation Fund Managers Ltd.		16,851	87,633
Discovery Ltd.		26,502	236,848
Exxaro Resources Ltd.		10,515	66,295
FirstRand Ltd.		260,269	836,466
Fortress Income Fund Ltd.:
Class A		85,318	95,895
Class B		45,501	120,183
Foschini Ltd.		15,440	165,569
Gold Fields Ltd.		57,618	266,579
Growthpoint Properties Ltd.		181,340	320,381
Hyprop Investments Ltd.		18,469	159,413
Impala Platinum Holdings Ltd. (a)		45,763	189,671
Imperial Holdings Ltd.		13,755	144,002
Investec Ltd.		18,024	139,011
Liberty Holdings Ltd.		8,636	84,872
Life Healthcare Group Holdings Ltd.		71,526	187,869
Massmart Holdings Ltd.		8,141	69,839
MMI Holdings Ltd.		82,783	137,649
Mondi Ltd.		9,250	177,706
Mr Price Group Ltd.		17,889	227,243
MTN Group Ltd.		127,909	1,339,016
Naspers Ltd. Class N		30,633	4,203,157
Nedbank Group Ltd.		14,717	188,263
Netcare Ltd.		78,283	199,402
Pick 'n Pay Stores Ltd.		18,178	94,330
Pioneer Foods Ltd.		9,523	111,244
PSG Group Ltd.		6,612	92,316
Rand Merchant Insurance Holdings Ltd.		50,527	151,170
Redefine Properties Ltd.		334,752	289,008
Remgro Ltd.		37,853	679,667
Resilient Property Income Fund Ltd.		22,178	211,727
RMB Holdings Ltd.		52,601	214,650
Sanlam Ltd.		131,393	636,878
Sappi Ltd. (a)		39,984	173,303
Sasol Ltd.		42,646	1,394,957
Shoprite Holdings Ltd.		36,162	434,978
Sibanye Gold Ltd.		55,822	213,669
Spar Group Ltd.		14,950	223,432
Standard Bank Group Ltd.		94,269	845,790
Steinhoff International Holdings NV (South Africa)		223,706	1,398,000
Telkom SA Ltd.		17,340	69,042
Tiger Brands Ltd.		13,092	323,868
Truworths International Ltd.		33,318	248,822
Tsogo Sun Holdings Ltd.		28,032	52,420
Vodacom Group Ltd.		29,537	343,399
Woolworths Holdings Ltd.		74,962	482,413

TOTAL SOUTH AFRICA			20,662,176

Spain - 2.3%
Abertis Infraestructuras SA		40,388	680,976
ACS Actividades de Construccion y Servicios SA		14,948	494,230
Aena SA (a)		5,238	747,022
Amadeus IT Holding SA Class A		33,533	1,525,895
Banco Bilbao Vizcaya Argentaria SA		499,600	3,433,154
Banco de Sabadell SA		396,768	758,259
Banco Popular Espanol SA		136,579	371,426
Banco Santander SA (Spain)		1,108,245	5,610,231
Bankia SA		344,340	320,555
Bankinter SA		52,689	401,567
CaixaBank SA		201,328	607,750
Distribuidora Internacional de Alimentacion SA		45,798	254,129
Enagas SA		16,248	494,980
Endesa SA		24,779	520,223
Ferrovial SA		36,686	789,317
Gas Natural SDG SA		27,156	564,840
Grifols SA		22,595	491,446
Iberdrola SA		420,599	2,994,135
Inditex SA		83,431	2,678,258
International Consolidated Airlines Group SA		57,602	442,902
International Consolidated Airlines Group SA CDI		3,400	26,082
MAPFRE SA (Reg.)		79,966	202,817
Red Electrica Corporacion SA		8,297	740,752
Repsol YPF SA		84,587	1,114,557
Telefonica SA		345,906	3,783,934
Zardoya Otis SA		13,553	143,860

TOTAL SPAIN			30,193,297

Sweden - 2.0%
Alfa Laval AB		22,069	347,918
ASSA ABLOY AB (B Shares)		76,901	1,612,628
Atlas Copco AB:
(A Shares)		51,381	1,329,561
(B Shares)		30,016	720,269
Boliden AB		21,412	373,289
Electrolux AB (B Shares)		18,816	545,938
Getinge AB (B Shares)		15,165	320,657
H&M Hennes & Mauritz AB (B Shares)		72,732	2,585,781
Hakon Invest AB		5,998	196,959
Hexagon AB (B Shares)		19,899	793,437
Husqvarna AB (B Shares)		30,745	245,027
Industrivarden AB (C Shares)		12,197	222,055
Investment AB Kinnevik (B Shares)		17,830	512,889
Investor AB (B Shares)		34,662	1,272,020
Lundin Petroleum AB (a)		16,527	309,529
Nordea Bank AB		232,768	2,259,433
Sandvik AB (b)		81,949	840,874
Securitas AB (B Shares)		24,486	386,631
Skandinaviska Enskilda Banken AB (A Shares)		116,515	1,112,852
Skanska AB (B Shares)		29,614	651,250
SKF AB (B Shares)		29,977	552,098
Svenska Cellulosa AB (SCA) (B Shares)		46,472	1,463,526
Svenska Handelsbanken AB (A Shares)		114,874	1,532,437
Swedbank AB (A Shares)		69,350	1,495,734
Swedish Match Co. AB		15,342	486,599
Tele2 AB (B Shares)		24,419	232,925
Telefonaktiebolaget LM Ericsson (B Shares)		233,412	1,891,200
TeliaSonera AB		198,998	950,329
Volvo AB (B Shares)		118,128	1,382,741

TOTAL SWEDEN			26,626,586

Switzerland - 6.3%
ABB Ltd. (Reg.)		168,415	3,565,392
Actelion Ltd.		7,906	1,277,421
Adecco SA (Reg.)		12,772	822,132
Aryzta AG		6,498	252,320
Baloise Holdings AG		3,788	468,712
Barry Callebaut AG		168	197,369
Coca-Cola HBC AG		15,755	322,286
Compagnie Financiere Richemont SA Series A		40,035	2,669,545
Credit Suisse Group AG		138,068	2,101,183
Dufry AG (a)		3,162	415,975
Ems-Chemie Holding AG		644	318,375
Galenica AG		293	428,214
Geberit AG (Reg.)		2,893	1,110,697
Givaudan SA		706	1,390,952
Julius Baer Group Ltd.		17,300	741,405
Kuehne & Nagel International AG		4,138	596,134
Lafargeholcim Ltd. (Reg.)		35,029	1,773,542
Lindt & Spruengli AG		8	585,343
Lindt & Spruengli AG (participation certificate)		74	452,809
Lonza Group AG		4,107	683,287
Nestle SA		244,332	18,236,876
Novartis AG		174,525	13,281,747
Pargesa Holding SA		2,462	171,054
Partners Group Holding AG		1,244	512,228
Roche Holding AG (participation certificate)		53,852	13,625,053
Schindler Holding AG:
(participation certificate)		3,343	608,800
(Reg.)		1,560	286,697
SGS SA (Reg.)		419	922,036
Sika AG		165	702,278
Sonova Holding AG Class B		4,143	553,667
Sulzer AG (Reg.)		1,747	159,439
Swatch Group AG (Bearer)		2,338	797,682
Swatch Group AG (Bearer) (Reg.)		3,956	264,338
Swiss Life Holding AG		2,487	627,648
Swiss Prime Site AG		5,146	450,872
Swiss Re Ltd.		26,904	2,386,668
Swisscom AG		1,974	1,001,096
Syngenta AG (Switzerland)		7,119	2,849,678
UBS Group AG		280,643	4,856,326
Zurich Insurance Group AG		11,534	2,588,049

TOTAL SWITZERLAND			85,055,325

Taiwan - 2.4%
Acer, Inc. (a)		217,288	77,355
Advanced Semiconductor Engineering, Inc.		479,916	461,077
Advantech Co. Ltd.		23,994	169,354
Asia Cement Corp.		195,466	173,967
Asia Pacific Telecom Co. Ltd. (a)		140,000	44,857
ASUSTeK Computer, Inc.		55,000	482,695
AU Optronics Corp.		640,000	182,854
Catcher Technology Co. Ltd.		52,000	365,415
Cathay Financial Holding Co. Ltd.		633,285	710,664
Chang Hwa Commercial Bank		345,543	180,243
Cheng Shin Rubber Industry Co. Ltd.		123,899	257,364
Chicony Electronics Co. Ltd.		36,326	87,152
China Airlines Ltd. (a)		191,490	62,540
China Development Finance Holding Corp.		1,089,800	277,654
China Life Insurance Co. Ltd.		236,018	177,910
China Steel Corp.		921,426	646,079
Chinatrust Financial Holding Co. Ltd.		1,197,055	607,736
Chunghwa Telecom Co. Ltd.		291,000	981,921
Compal Electronics, Inc.		348,000	204,687
Delta Electronics, Inc.		150,621	699,413
E.SUN Financial Holdings Co. Ltd.		568,331	314,928
ECLAT Textile Co. Ltd.		14,452	164,863
EVA Airways Corp. (a)		141,652	70,162
Evergreen Marine Corp. (Taiwan)		125,720	46,314
Far Eastern Textile Ltd.		262,664	196,370
Far EasTone Telecommunications Co. Ltd.		122,000	274,947
Feng Tay Enterprise Co. Ltd.		22,390	96,344
First Financial Holding Co. Ltd.		699,792	342,281
Formosa Chemicals & Fibre Corp.		250,590	639,217
Formosa Petrochemical Corp.		87,000	246,971
Formosa Plastics Corp.		318,480	791,689
Formosa Taffeta Co. Ltd.		54,000	49,481
Foxconn Technology Co. Ltd.		66,827	137,779
Fubon Financial Holding Co. Ltd.		517,398	628,668
Giant Manufacturing Co. Ltd.		21,000	126,118
Hermes Microvision, Inc.		3,000	92,406
Highwealth Construction Corp.		56,480	84,800
HIWIN Technologies Corp.		14,633	64,325
Hon Hai Precision Industry Co. Ltd. (Foxconn)		1,104,080	2,635,191
Hotai Motor Co. Ltd.		19,000	187,630
HTC Corp.		49,000	124,991
Hua Nan Financial Holdings Co. Ltd.		478,615	231,877
Innolux Corp.		624,427	193,303
Inotera Memories, Inc. (a)		171,000	155,103
Inventec Corp.		172,280	113,865
Largan Precision Co. Ltd.		8,000	562,177
Lite-On Technology Corp.		156,062	189,866
MediaTek, Inc.		114,970	818,596
Mega Financial Holding Co. Ltd.		850,246	602,750
Merida Industry Co. Ltd.		15,300	62,757
Nan Ya Plastics Corp.		367,780	719,552
Novatek Microelectronics Corp.		43,000	150,419
OBI Pharma, Inc. (a)		8,000	94,233
Pegatron Corp.		149,000	315,039
Phison Electronics Corp.		10,000	83,429
Pou Chen Corp.		164,000	206,631
Powertech Technology, Inc.		50,000	101,229
President Chain Store Corp.		43,000	304,167
Quanta Computer, Inc.		207,000	333,220
Radiant Opto-Electronics Corp.		33,241	47,902
Realtek Semiconductor Corp.		34,090	95,401
Ruentex Development Co. Ltd.		62,687	70,638
Ruentex Industries Ltd.		38,015	53,075
Shin Kong Financial Holding Co. Ltd.		611,331	123,580
Siliconware Precision Industries Co. Ltd.		163,000	240,969
Simplo Technology Co. Ltd.		20,200	68,161
Sinopac Holdings Co.		783,484	231,870
Standard Foods Corp.		26,238	63,599
Synnex Technology International Corp.		100,000	99,217
Taishin Financial Holdings Co. Ltd.		592,541	223,787
Taiwan Business Bank		312,771	80,558
Taiwan Cement Corp.		256,000	260,731
Taiwan Cooperative Financial Holding Co. Ltd.		579,287	255,544
Taiwan Fertilizer Co. Ltd.		63,000	85,520
Taiwan Mobile Co. Ltd.		127,600	420,685
Taiwan Semiconductor Manufacturing Co. Ltd.		1,889,000	8,665,331
TECO Electric & Machinery Co. Ltd.		140,000	110,516
Transcend Information, Inc.		15,000	42,117
Unified-President Enterprises Corp.		376,080	677,580
United Microelectronics Corp.		955,000	353,722
Vanguard International Semiconductor Corp.		62,000	94,911
Wistron Corp.		179,522	106,147
WPG Holding Co. Ltd.		108,000	115,345
Yuanta Financial Holding Co. Ltd.		725,372	239,148
Yulon Motor Co. Ltd.		70,000	61,542

TOTAL TAIWAN			32,292,221

Thailand - 0.5%
Advanced Info Service PCL		4,500	20,103
Advanced Info Service PCL (For. Reg.)		77,100	344,433
Airports of Thailand PCL (For. Reg.)		32,400	363,711
Bangkok Bank PCL		18,400	87,469
Bangkok Bank PCL (For. Reg.)		21,000	99,828
Bangkok Dusit Medical Services PCL (For. Reg.)		284,100	193,631
Bangkok Expressway and Metro PCL		493,400	84,070
Banpu PCL:
rights 5/31/16 (a)		36,050	8,052
(For. Reg.)		72,100	26,428
BEC World PCL (For. Reg.)		72,900	54,278
BTS Group Holdings PCL		271,600	71,556
BTS Group Holdings PCL		201,600	53,113
Bumrungrad Hospital PCL (For. Reg.)		26,400	153,471
C.P. ALL PCL		15,200	19,914
C.P. ALL PCL (For. Reg.)		325,600	426,581
Central Pattana PCL (For. Reg.)		99,500	150,304
Charoen Pokphand Foods PCL (For. Reg.)		227,800	155,259
Delta Electronics PCL (For. Reg.)		36,600	75,464
Energy Absolute PCL		76,400	46,601
Glow Energy PCL (For. Reg.)		37,000	93,771
Home Product Center PCL (For. Reg.)		288,167	66,430
Indorama Ventures PCL (For. Reg.)		103,100	84,145
IRPC PCL (For. Reg.)		703,900	102,803
Kasikornbank PCL		46,300	221,423
Kasikornbank PCL (For. Reg.)		89,700	428,978
Krung Thai Bank PCL (For. Reg.)		253,955	127,268
Minor International PCL (For. Reg.)		127,070	135,549
PTT Exploration and Production PCL (For. Reg.)		102,444	220,759
PTT Global Chemical PCL		11,000	19,688
PTT Global Chemical PCL (For. Reg.)		152,639	273,194
PTT PCL		2,300	20,023
PTT PCL (For. Reg.)		75,200	654,662
Siam Cement PCL		1,500	21,048
Siam Cement PCL (For. Reg.)		30,000	420,962
Siam Commercial Bank PCL		5,300	20,262
Siam Commercial Bank PCL (For. Reg.)		115,300	440,795
Thai Oil PCL (For. Reg.)		59,100	111,701
Thai Union Frozen Products PCL (For. Reg.)		139,900	82,930
TMB PCL (For. Reg.)		950,300	62,047
True Corp. PCL:
rights 6/22/16 (a)		216,076	0
(For. Reg.)		643,136	137,210

TOTAL THAILAND			6,179,914

Turkey - 0.3%
Akbank T.A.S.		172,943	531,562
Anadolu Efes Biracilik Ve Malt Sanayii A/S		15,621	122,824
Arcelik A/S		17,722	119,012
Bim Birlesik Magazalar A/S JSC		16,775	369,314
Coca-Cola Icecek Sanayi A/S		5,798	85,043
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S		145,747	156,790
Enka Insaat ve Sanayi A/S		39,767	69,073
Eregli Demir ve Celik Fabrikalari T.A.S.		106,331	177,472
Ford Otomotiv Sanayi A/S		4,989	67,043
Haci Omer Sabanci Holding A/S		69,035	249,197
Koc Holding A/S		47,798	249,923
Petkim Petrokimya Holding A/S		44,215	64,948
TAV Havalimanlari Holding A/S		12,059	70,294
Tofas Turk Otomobil Fabrikasi A/S		8,947	70,796
Tupras Turkiye Petrol Rafinelleri A/S		9,563	252,404
Turk Hava Yollari AO (a)		49,702	122,567
Turk Sise ve Cam Fabrikalari A/S		50,078	69,980
Turk Telekomunikasyon A/S		34,321	82,920
Turkcell Iletisim Hizmet A/S		70,865	306,662
Turkiye Garanti Bankasi A/S		174,743	537,897
Turkiye Halk Bankasi A/S		48,572	186,615
Turkiye Is Bankasi A/S Series C		117,114	205,515
Turkiye Vakiflar Bankasi TAO		54,793	96,740
Ulker Biskuvi Sanayi A/S		11,695	93,125
Yapi ve Kredi Bankasi A/S		65,760	100,591

TOTAL TURKEY			4,458,307

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)		155,021	278,564
Aldar Properties PJSC (a)		259,022	191,821
Arabtec Holding Co. (a)		166,891	74,065
DP World Ltd.		12,731	240,616
Dubai Financial Market PJSC (a)		147,549	61,464
Dubai Islamic Bank Pakistan Ltd. (a)		78,004	124,453
Emaar Malls Group PJSC (a)		145,376	114,784
Emaar Properties PJSC		266,411	493,233
Emirates Telecommunications Corp.		134,533	692,280
First Gulf Bank PJSC		66,651	235,000
National Bank of Abu Dhabi PJSC (a)		49,662	120,068

TOTAL UNITED ARAB EMIRATES			2,626,348

United Kingdom - 12.7%
3i Group PLC		75,426	521,948
Aberdeen Asset Management PLC		73,249	319,692
Admiral Group PLC		16,573	449,684
Aggreko PLC		19,290	306,377
Anglo American PLC (United Kingdom)		107,745	1,201,833
Antofagasta PLC		29,698	209,676
ARM Holdings PLC		108,074	1,483,409
Ashtead Group PLC		38,186	506,344
Associated British Foods PLC		27,310	1,222,659
AstraZeneca PLC (United Kingdom)		96,992	5,564,682
Auto Trader Group PLC		71,738	393,075
Aviva PLC		310,790	1,969,006
Babcock International Group PLC		21,319	295,149
BAE Systems PLC		242,574	1,692,356
Barclays PLC		1,290,185	3,239,343
Barratt Developments PLC		78,002	606,904
Berkeley Group Holdings PLC		9,752	426,762
BHP Billiton PLC		162,446	2,219,742
BP PLC		1,372,724	7,562,860
BP PLC sponsored ADR		5,315	178,478
British American Tobacco PLC (United Kingdom)		142,894	8,712,546
British Land Co. PLC		75,875	797,118
BT Group PLC		648,872	4,206,034
Bunzl PLC		25,819	769,222
Burberry Group PLC		34,652	602,012
Capita Group PLC		51,310	750,466
Carnival PLC		14,578	727,134
Carphone Warehouse Group PLC		74,138	460,605
Centrica PLC		390,382	1,359,849
Cobham PLC		91,161	205,128
Compass Group PLC		125,696	2,238,443
Croda International PLC		10,549	464,106
Diageo PLC		192,688	5,209,531
Direct Line Insurance Group PLC		106,161	561,369
easyJet PLC		11,772	253,366
Fresnillo PLC		16,673	271,146
G4S PLC (United Kingdom)		117,784	324,237
GKN PLC		129,743	528,343
GlaxoSmithKline PLC		373,110	7,974,277
Hammerson PLC		62,780	536,168
Hargreaves Lansdown PLC		19,587	368,047
HSBC Holdings PLC (United Kingdom)		1,501,907	9,952,951
ICAP PLC		41,846	286,456
IMI PLC		20,342	277,907
Imperial Tobacco Group PLC		73,540	3,995,639
Inmarsat PLC		34,969	474,928
InterContinental Hotel Group PLC		18,260	729,762
Intertek Group PLC		12,486	594,204
Intu Properties PLC		70,265	312,418
Investec PLC		41,993	320,903
ITV PLC		294,846	970,194
J Sainsbury PLC		104,244	440,041
Johnson Matthey PLC		14,651	618,029
Kingfisher PLC		176,154	938,500
Land Securities Group PLC		61,211	1,012,443
Legal & General Group PLC		457,312	1,490,757
Lloyds Banking Group PLC		4,379,046	4,298,082
London Stock Exchange Group PLC		24,087	954,833
Marks & Spencer Group PLC		125,875	780,807
Mediclinic International PLC		15,488	204,490
Mediclinic International PLC		12,182	161,088
Meggitt PLC		58,529	351,229
Merlin Entertainments PLC		53,264	335,822
Mondi PLC		27,759	530,526
National Grid PLC		286,730	4,091,237
Next PLC		11,222	833,789
Old Mutual PLC		378,722	1,026,501
Pearson PLC		63,391	746,967
Persimmon PLC		23,800	690,987
Provident Financial PLC		11,145	474,531
Prudential PLC		197,392	3,896,426
Reckitt Benckiser Group PLC		48,839	4,757,841
RELX PLC		84,859	1,500,300
Rexam PLC		52,243	477,093
Rio Tinto PLC		95,422	3,201,055
Rolls-Royce Group PLC		141,197	1,381,245
Royal Bank of Scotland Group PLC (a)		267,070	898,516
Royal Dutch Shell PLC:
Class A (Netherlands)		22,876	604,335
Class A (United Kingdom)		273,702	7,169,131
Class A sponsored ADR		2,748	145,342
Class B (United Kingdom)		304,424	7,992,611
Royal Mail PLC		69,455	494,126
RSA Insurance Group PLC		78,462	526,334
SABMiller PLC		74,234	4,539,344
Sage Group PLC		83,568	722,864
Schroders PLC		9,782	359,325
Scottish & Southern Energy PLC		77,218	1,706,021
Segro PLC		55,841	340,810
Severn Trent PLC		18,333	596,552
SKY PLC		79,221	1,086,349
Smith & Nephew PLC		68,858	1,166,062
Smiths Group PLC		30,676	496,630
Sports Direct International PLC (a)		19,653	110,614
St. James's Place Capital PLC		39,628	502,014
Standard Chartered PLC (United Kingdom)		251,554	2,029,288
Standard Life PLC		152,436	726,329
Tate & Lyle PLC		34,827	299,218
Taylor Wimpey PLC		252,907	681,053
Tesco PLC (a)		625,213	1,571,810
The Weir Group PLC		16,084	282,014
Travis Perkins PLC		18,725	505,613
Unilever PLC		98,265	4,385,648
United Utilities Group PLC		51,471	706,568
Vodafone Group PLC		2,009,098	6,472,988
Vodafone Group PLC sponsored ADR		2,563	83,913
Whitbread PLC		14,082	796,699
William Hill PLC		66,342	303,118
WM Morrison Supermarkets PLC		167,285	467,103
Worldpay Group PLC (a)		110,267	430,020

TOTAL UNITED KINGDOM			169,997,469

United States of America - 0.0%
Southern Copper Corp.		11,741	348,355
TOTAL COMMON STOCKS
(Cost $1,311,065,353)			1,279,010,297

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.6%
Banco Bradesco SA (PN)		214,468	1,615,097
Braskem SA (PN-A)		11,400	81,375
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		16,700	62,202
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		11,700	172,170
Companhia Energetica de Minas Gerais (CEMIG) (PN)		55,787	111,112
Companhia Energetica de Sao Paulo Series B		13,800	57,780
Companhia Paranaense de Energia-Copel (PN-B)		7,500	61,736
Gerdau SA (PN)		61,800	140,338
Itau Unibanco Holding SA		233,738	2,233,908
Itausa-Investimentos Itau SA (PN)		275,572	693,888
Lojas Americanas SA (PN)		45,836	213,637
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		301,800	897,700
Suzano Papel e Celulose SA		27,100	103,459
Telefonica Brasil SA		29,800	367,036
Vale SA (PN-A)		148,700	680,537

TOTAL BRAZIL			7,491,975

Chile - 0.0%
Embotelladora Andina SA Class B		19,449	65,971
Sociedad Quimica y Minera de Chile SA (PN-B)		7,138	152,986

TOTAL CHILE			218,957

Colombia - 0.0%
Bancolombia SA (PN)		31,892	303,169
Grupo Aval Acciones y Valores SA		263,925	110,251
Grupo de Inversiones Suramerica SA		8,740	116,587

TOTAL COLOMBIA			530,007

France - 0.1%
Air Liquide SA (a)		7,316	829,341
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		4,352	345,589
Fuchs Petrolub AG		5,143	219,983
Henkel AG & Co. KGaA		13,556	1,547,263
Porsche Automobil Holding SE (Germany)		11,926	666,225
Volkswagen AG		14,314	2,072,547

TOTAL GERMANY			4,851,607

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		453,648	355,823
Korea (South) - 0.2%
AMOREPACIFIC Corp.		640	127,087
Hyundai Motor Co.		1,797	152,773
Hyundai Motor Co. Series 2		2,927	255,227
LG Chemical Ltd.		576	99,295
Samsung Electronics Co. Ltd.		1,577	1,435,670

TOTAL KOREA (SOUTH)			2,070,052

Russia - 0.0%
AK Transneft OAO (a)		115	355,444
Surgutneftegas OJSC (a)		411,433	266,737

TOTAL RUSSIA			622,181

United Kingdom - 0.0%
Rolls-Royce Group PLC		10,024,987	14,648
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $20,255,581)			16,984,591
		Principal Amount(d)

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	13,438

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.43% to 0.47% 8/18/16 to 3/2/17 (Cost $2,494,935)(e)		2,500,000	2,496,257
		Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 0.38% (f)		16,337,709	16,337,709
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)		5,830,129	5,830,129
TOTAL MONEY MARKET FUNDS
(Cost $22,167,838)			22,167,838
TOTAL INVESTMENT PORTFOLIO - 98.5%
(Cost $1,355,997,666)			1,320,672,421
NET OTHER ASSETS (LIABILITIES) - 1.5%			20,444,520
NET ASSETS - 100%			$1,341,116,941

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
389 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2016	32,323,955	$664,230
232 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	9,725,440	297,978
24 TME S&P/TSX 60 Index Contracts (Canada)	June 2016	3,112,903	63,817
TOTAL FUTURES CONTRACTS			$1,026,025

The face value of futures purchased as a percentage of Net Assets is 3.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $42,377,614.

Currency Abbreviations

INR – Indian rupee

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,796 or 0.0% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,042,015.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,099
Fidelity Securities Lending Cash Central Fund	103,648
Total	$143,747

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$149,949,167	$82,603,811	$67,345,356	$--
Consumer Staples	143,047,992	80,637,144	62,317,092	93,756
Energy	88,065,330	40,502,738	47,562,592	--
Financials	335,337,764	188,525,169	146,439,813	372,782
Health Care	116,258,177	33,255,293	83,002,884	--
Industrials	148,175,928	77,960,592	70,215,336	--
Information Technology	105,148,727	43,888,371	61,260,355	1
Materials	95,911,714	63,996,538	31,915,176	--
Telecommunication Services	68,292,043	20,347,324	47,944,719	--
Utilities	45,808,046	20,339,985	25,468,061	--
Corporate Bonds	13,438	--	13,438	--
Government Obligations	2,496,257	--	2,496,257	--
Money Market Funds	22,167,838	22,167,838	--	--
Total Investments in Securities:	$1,320,672,421	$674,224,803	$645,981,079	$466,539
Derivative Instruments:
Assets
Futures Contracts	$1,026,025	$1,026,025	$--	$--
Total Assets	$1,026,025	$1,026,025	$--	$--
Total Derivative Instruments:	$1,026,025	$1,026,025	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$10,413,592
Level 2 to Level 1	$90,347,867

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,026,025	$0
Total Equity Risk	1,026,025	0
Total Value of Derivatives	$1,026,025	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Spartan® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,511,420) — See accompanying schedule: Unaffiliated issuers (cost $1,333,829,828)	$1,298,504,583
Fidelity Central Funds (cost $22,167,838)	22,167,838
Total Investments (cost $1,355,997,666)		$1,320,672,421
Foreign currency held at value (cost $6,011,552)		6,082,497
Receivable for fund shares sold		21,981,798
Dividends receivable		5,557,941
Interest receivable		9
Distributions receivable from Fidelity Central Funds		28,899
Receivable from investment adviser for expense reductions		155,308
Other receivables		15,075
Total assets		1,354,493,948
Liabilities
Payable to custodian bank	$1,424
Payable for investments purchased	5,696,654
Payable for fund shares redeemed	1,331,586
Accrued management fee	216,128
Payable for daily variation margin for derivative instruments	96,943
Other affiliated payables	48,319
Other payables and accrued expenses	155,824
Collateral on securities loaned, at value	5,830,129
Total liabilities		13,377,007
Net Assets		$1,341,116,941
Net Assets consist of:
Paid in capital		$1,374,568,566
Undistributed net investment income		11,753,542
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,737,075)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(34,468,092)
Net Assets		$1,341,116,941
Investor Class:
Net Asset Value, offering price and redemption price per share ($25,938,500 ÷ 2,397,412 shares)		$10.82
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($632,165,030 ÷ 58,424,664 shares)		$10.82
Institutional Class:
Net Asset Value, offering price and redemption price per share ($190,155,748 ÷ 17,569,830 shares)		$10.82
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($492,857,663 ÷ 45,516,079 shares)		$10.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$16,196,447
Interest		4,078
Income from Fidelity Central Funds		143,747
Income before foreign taxes withheld		16,344,272
Less foreign taxes withheld		(1,451,228)
Total income		14,893,044
Expenses
Management fee	$965,370
Transfer agent fees	264,725
Independent trustees' compensation	1,960
Miscellaneous	723
Total expenses before reductions	1,232,778
Expense reductions	(629,962)	602,816
Net investment income (loss)		14,290,228
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,448,284)
Foreign currency transactions	(13,525)
Futures contracts	2,059,036
Total net realized gain (loss)		(4,402,773)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $25,737)	13,303,206
Assets and liabilities in foreign currencies	48,699
Futures contracts	(17,254)
Total change in net unrealized appreciation (depreciation)		13,334,651
Net gain (loss)		8,931,878
Net increase (decrease) in net assets resulting from operations		$23,222,106

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,290,228	$22,389,065
Net realized gain (loss)	(4,402,773)	(4,959,232)
Change in net unrealized appreciation (depreciation)	13,334,651	(66,085,594)
Net increase (decrease) in net assets resulting from operations	23,222,106	(48,655,761)
Distributions to shareholders from net investment income	(19,754,957)	(17,402,635)
Distributions to shareholders from net realized gain	–	(622,793)
Total distributions	(19,754,957)	(18,025,428)
Share transactions - net increase (decrease)	485,282,080	189,357,812
Redemption fees	35,015	107,182
Total increase (decrease) in net assets	488,784,244	122,783,805
Net Assets
Beginning of period	852,332,697	729,548,892
End of period (including undistributed net investment income of $11,753,542 and undistributed net investment income of $17,218,271, respectively)	$1,341,116,941	$852,332,697

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Global ex U.S. Index Fund Investor Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$12.28	$12.44	$10.54	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.31	.37C	.29	.29	.03
Net realized and unrealized gain (loss)	(.40)D	(.98)	(.32)	1.76	.18	.06
Total from investment operations	(.25)	(.67)	.05	2.05	.47	.09
Distributions from net investment income	(.25)	(.28)	(.18)	(.15)	–	–
Distributions from net realized gain	–	(.01)	(.03)	(.01)	(.03)	–
Total distributions	(.25)	(.29)	(.21)	(.16)	(.03)	–
Redemption fees added to paid in capitalB	–E	–E	–E	.01	.01	–E
Net asset value, end of period	$10.82	$11.32	$12.28	$12.44	$10.54	$10.09
Total ReturnF,G	(2.15)%	(5.49)%	.46%	19.79%	4.81%	.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	.34%J	.34%	.34%	.34%	.34%	.34%J
Expenses net of fee waivers, if any	.21%J	.22%	.22%	.23%	.24%	.24%J
Expenses net of all reductions	.21%J	.22%	.22%	.23%	.24%	.24%J
Net investment income (loss)	2.85%J	2.66%	3.00%C	2.59%	2.88%	1.79%J
Supplemental Data
Net assets, end of period (000 omitted)	$25,939	$18,132	$15,309	$10,037	$25,552	$1,790
Portfolio turnover rateK	1%J,L	1%	1%	6%	7%	1%M

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Global ex U.S. Index Fund Fidelity Advantage Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$12.29	$12.44	$10.54	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.32	.38C	.30	.30	.03
Net realized and unrealized gain (loss)	(.40)D	(1.00)	(.31)	1.76	.17	.06
Total from investment operations	(.25)	(.68)	.07	2.06	.47	.09
Distributions from net investment income	(.25)	(.28)	(.19)	(.16)	–	–
Distributions from net realized gain	–	(.01)	(.03)	(.01)	(.03)	–
Total distributions	(.25)	(.29)	(.22)	(.17)	(.03)	–
Redemption fees added to paid in capitalB	–E	–E	–E	.01	.01	–E
Net asset value, end of period	$10.82	$11.32	$12.29	$12.44	$10.54	$10.09
Total ReturnF,G	(2.07)%	(5.53)%	.59%	19.88%	4.81%	.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	.28%J	.28%	.28%	.28%	.28%	.28%J
Expenses net of fee waivers, if any	.14%J	.17%	.18%	.18%	.18%	.18%J
Expenses net of all reductions	.14%J	.17%	.18%	.18%	.18%	.18%J
Net investment income (loss)	2.93%J	2.71%	3.04%C	2.64%	2.94%	1.86%J
Supplemental Data
Net assets, end of period (000 omitted)	$632,165	$563,796	$485,998	$281,895	$67,539	$17,715
Portfolio turnover rateK	1%J,L	1%	1%	6%	7%	1%M

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.67%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Global ex U.S. Index Fund Institutional Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$12.29	$12.45	$10.55	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.33	.39C	.31	.30	.03
Net realized and unrealized gain (loss)	(.40)D	(.99)	(.33)	1.76	.18	.06
Total from investment operations	(.25)	(.66)	.06	2.07	.48	.09
Distributions from net investment income	(.26)	(.29)	(.20)	(.17)	–	–
Distributions from net realized gain	–	(.01)	(.03)	(.01)	(.03)	–
Total distributions	(.26)	(.30)	(.22)E	(.18)	(.03)	–
Redemption fees added to paid in capitalB	–F	–F	–F	.01	.01	–F
Net asset value, end of period	$10.82	$11.33	$12.29	$12.45	$10.55	$10.09
Total ReturnG,H	(2.14)%	(5.40)%	.56%	19.94%	4.91%	.90%
Ratios to Average Net AssetsI,J
Expenses before reductions	.23%K	.23%	.23%	.23%	.23%	.23%K
Expenses net of fee waivers, if any	.12%K	.13%	.13%	.13%	.13%	.13%K
Expenses net of all reductions	.12%K	.13%	.13%	.13%	.13%	.13%K
Net investment income (loss)	2.95%K	2.75%	3.09%C	2.69%	2.99%	1.91%K
Supplemental Data
Net assets, end of period (000 omitted)	$190,156	$182,432	$153,983	$66,248	$21,199	$7,567
Portfolio turnover rateL	1%K,M	1%	1%	6%	7%	1%N

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.72%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.026 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

 N Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Global ex U.S. Index Fund Fidelity Advantage Institutional Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$12.30	$12.45	$10.56	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.15	.33	.39C	.32	.30	.03
Net realized and unrealized gain (loss)	(.39)D	(1.00)	(.31)	1.74	.19	.06
Total from investment operations	(.24)	(.67)	.08	2.06	.49	.09
Distributions from net investment income	(.26)	(.29)	(.20)	(.17)	–	–
Distributions from net realized gain	–	(.01)	(.03)	(.01)	(.03)	–
Total distributions	(.26)	(.30)	(.23)	(.18)	(.03)	–
Redemption fees added to paid in capitalB	–E	–E	–E	.01	.01	–E
Net asset value, end of period	$10.83	$11.33	$12.30	$12.45	$10.56	$10.09
Total ReturnF,G	(2.03)%	(5.45)%	.67%	19.87%	5.01%	.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	.20%J	.20%	.20%	.19%	.20%	.20%J
Expenses net of fee waivers, if any	.09%J	.10%	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.09%J	.10%	.10%	.10%	.10%	.10%J
Net investment income (loss)	2.97%J	2.78%	3.12%C	2.72%	3.03%	1.94%J
Supplemental Data
Net assets, end of period (000 omitted)	$492,858	$87,972	$74,259	$62,884	$117	$7,568
Portfolio turnover rateK	1%J,L	1%	1%	6%	7%	1%M

 A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.75%.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

In March 2016, the Board of Trustees approved a change in the name of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund to Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively, effective June 14, 2016. In addition, the Board of Trustees approved a change in the name of Fidelity Advantage Class and Fidelity Advantage Institutional Class to Premium Class and Institutional Premium Class, respectively, effective June 14, 2016.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Levels 1 and 2 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Emerging Markets Index Fund	$651,899,521	$49,693,257	$(114,985,328)	$(65,292,071)
Spartan Global ex U.S. Index Fund	1,356,468,185	113,366,939	(149,162,703)	(35,795,764)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Spartan Emerging Markets Index Fund	$(9,147,945)	$(5,245,067)	$(14,393,012)	$(14,393,012)
Spartan Global ex U.S. Index Fund	(1,077,940)	(2,714,235)	(3,792,175)	(3,792,175)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to 1.50% and 1.00% of the NAV of shares redeemed from Spartan Emerging Markets Index and Spartan Global ex U.S. Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$591,694	$(322,816)
Totals(a)	$591,694	$(322,816)
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$2,059,036	$(17,254)
Totals(a)	$2,059,036	$(17,254)

 (a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	74,830,089	6,715,871
Spartan Global ex U.S. Index Fund	203,327,481	6,313,402

Exchanges In-Kind. Investments received in-kind through subscriptions totaled $358,909,549 in exchange for 36,586,091 shares of the Spartan Global ex U.S. Index Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 11: Share Transactions. The Spartan Global ex U.S. Index Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of.21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Emerging Markets Index Fund
Investor Class	$24,630
Fidelity Advantage Class	217,222
Institutional Class	9,295
$251,147
Spartan Global ex U.S. Index Fund
Investor Class	$15,356
Fidelity Advantage Class	223,745
Institutional Class	25,624
$264,725

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Emerging Markets Index Fund	$445
Spartan Global ex U.S. Index Fund	723

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Spartan Emerging Markets Index Fund	$92,695
Spartan Global ex U.S. Index Fund	103,648

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Emerging Markets Index Fund
Investor Class	.31%	$17,599
Fidelity Advantage Class	.20%	326,166
Institutional Class	.13%	46,617
Fidelity Advantage Institutional Class	.10%	167
Spartan Global ex U.S. Index Fund
Investor Class	.22%/.19%(a)	$13,772
Fidelity Advantage Class	.14%/.12%(a)	401,636
Institutional Class	.12%/.10%(a)	96,729
Fidelity Advantage Institutional Class	.10%/.07%(a)	117,818

 (a) Expense limitation effective April 1, 2016.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Emerging Markets Index Fund	$92
Spartan Global ex U.S. Index Fund	7

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
Spartan Emerging Markets Index Fund
From net investment income
Investor Class	$488,081	$296,140
Fidelity Advantage Class	9,746,166	6,143,576
Institutional Class	1,107,403	398,502
Fidelity Advantage Institutional Class	5,544	2,004
Total	$11,347,194	$6,840,222
Spartan Global ex U.S. Index Fund
From net investment income
Investor Class	$469,634	$339,065
Fidelity Advantage Class	13,089,736	11,676,970
Institutional Class	4,201,240	3,619,358
Fidelity Advantage Institutional Class	1,994,347	1,767,242
Total	$19,754,957	$17,402,635
From net realized gain
Investor Class	$–	$12,456
Fidelity Advantage Class	–	419,565
Institutional Class	–	129,205
Fidelity Advantage Institutional Class	–	61,567
Total	$–	$622,793

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	1,635,815	3,467,858	$12,488,826	$32,828,614
Reinvestment of distributions	57,696	28,242	430,181	258,412
Shares redeemed	(1,354,830)	(2,296,962)	(10,559,427)	(21,593,250)
Net increase (decrease)	338,681	1,199,138	$2,359,580	$11,493,776
Fidelity Advantage Class
Shares sold	14,353,570	33,393,241	$110,445,790	$313,985,682
Reinvestment of distributions	1,221,061	623,839	9,103,784	5,708,125
Shares redeemed	(9,421,178)	(13,175,749)	(73,694,812)	(119,741,823)
Net increase (decrease)	6,153,453	20,841,331	$45,854,762	$199,951,984
Institutional Class
Shares sold	4,662,587	5,662,144	$35,225,084	$50,281,128
Reinvestment of distributions	148,530	43,505	1,107,403	398,502
Shares redeemed	(1,246,714)	(1,939,513)	(9,628,494)	(18,612,103)
Net increase (decrease)	3,564,403	3,766,136	$26,703,993	$32,067,527
Fidelity Advantage Institutional Class
Shares sold	3,162	22,264	$23,554	$194,646
Reinvestment of distributions	744	219	5,544	2,004
Shares redeemed	(5,557)	(4,586)	(43,486)	(44,151)
Net increase (decrease)	(1,651)	17,897	$(14,388)	$152,499
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	1,430,691	1,513,135	$15,085,762	$17,845,320
Reinvestment of distributions	43,616	29,716	453,168	338,282
Shares redeemed	(679,243)	(1,186,759)	(7,130,038)	(14,048,442)
Net increase (decrease)	795,064	356,092	$8,408,892	$4,135,160
Fidelity Advantage Class
Shares sold	16,791,311	27,293,753	$174,831,442	$324,392,137
Reinvestment of distributions	1,130,684	1,001,076	11,747,810	11,395,995
Shares redeemed	(9,295,887)	(18,044,413)	(96,206,542)	(212,027,863)
Net increase (decrease)	8,626,108	10,250,416	$90,372,710	$123,760,269
Institutional Class
Shares sold	5,051,208	9,852,843	$53,517,207	$117,116,489
Reinvestment of distributions	404,354	329,286	4,201,240	3,748,563
Shares redeemed	(3,993,280)	(6,599,130)	(42,205,719)	(78,713,159)
Net increase (decrease)	1,462,282	3,582,999	$15,512,728	$42,151,893
Fidelity Advantage Institutional Class
Shares sold	39,323,736(a)	2,671,375	$387,469,634(a)	$30,498,597
Reinvestment of distributions	191,949	160,651	1,994,347	1,828,809
Shares redeemed	(1,763,432)	(1,105,376)	(18,476,231)	(13,016,916)
Net increase (decrease)	37,752,253	1,726,650	$370,987,750	$19,310,490

 (a) Amount includes in-kind exchanges (see Note 5: Exchanges In-Kind).

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Spartan Emerging Markets Index Fund
Investor Class	.31%
Actual		$1,000.00	$1,005.10	$1.55
Hypothetical-C		$1,000.00	$1,023.32	$1.56
Fidelity Advantage Class	.20%
Actual		$1,000.00	$1,006.30	$1.00
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Institutional Class	.13%
Actual		$1,000.00	$1,005.80	$.65
Hypothetical-C		$1,000.00	$1,024.22	$.65
Fidelity Advantage Institutional Class	.10%
Actual		$1,000.00	$1,006.10	$.50
Hypothetical-C		$1,000.00	$1,024.37	$.50
Spartan Global ex U.S. Index Fund
Investor Class	.21%
Actual		$1,000.00	$978.50	$1.03
Hypothetical-C		$1,000.00	$1,023.82	$1.06
Fidelity Advantage Class	.14%
Actual		$1,000.00	$979.30	$.69
Hypothetical-C		$1,000.00	$1,024.17	$.70
Institutional Class	.12%
Actual		$1,000.00	$978.60	$.59
Hypothetical-C		$1,000.00	$1,024.27	$.60
Fidelity Advantage Institutional Class	.09%
Actual		$1,000.00	$979.70	$.44
Hypothetical-C		$1,000.00	$1,024.42	$.45

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Emerging Markets Index Fund

On January 14, 2016, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated sub-advisory agreement with Geode Capital Management, LLC (Geode) for the fund (the Amended Sub-Advisory Agreement) to decrease the amount of fees paid by Fidelity Management & Research Company (FMR), the fund's investment adviser, to Geode by one basis point. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information relevant to the approval of the Amended Sub-Advisory Agreement.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and Geode to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family,and the investment performance of the fund] in connection with the annual renewalof the fund's current management and sub-advisory agreements. At its September 2015 meeting, the Board concluded that the nature, extent and quality of the services provided to the fund under the existing management and sub-advisory agreements should benefit the fund's shareholders. The Board noted that approval of the Amended Sub-Advisory Agreement would not change the fund's portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract and sub-advisory agreements. Based on its review, the Board concluded at its September 2015 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the proposed sub-advisory fee rate under the Amended Sub-Advisory Agreement, the Board considered that the proposed fee rate is lower by one basis point than the current sub-advisory fee rate. The Board also considered that the Amended Sub-Advisory Agreement would not result in any changes to the fund's management fee rate, and that the management fee rate would continue to rank below the median of its competitor funds based on the competitive mapped group data provided to the Board in connection with the annual renewal of the existing management contract. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses, with certain limited exceptions, under the management contract. In addition, the Board considered that the Amended Sub-Advisory Agreement would not result in any changes to FMR's contractual obligation to pay all "class-level" expenses of the fund to the extent necessary to limit total expenses, FMR's contractual expense reimbursement arrangement for the fund or total expenses.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its September 2015 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive under the circumstances. The Board was satisfied that FMR's profitability would not be excessive in the circumstances following the amendment of the Sub-Advisory Agreement.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2015 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Amended Sub-Advisory Agreement should be approved.

EMX-GUX-SANN-0616
1.929363.104

Fidelity® SAI International Minimum Volatility Index Fund

Fidelity® SAI U.S. Minimum Volatility Index Fund
Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

April 30, 2016

Contents

Fidelity® SAI International Minimum Volatility Index Fund
Investment Summary
Investments
Financial Statements
Fidelity® SAI U.S. Minimum Volatility Index Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® SAI International Minimum Volatility Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	22.2%
United Kingdom	15.5%
Canada	11.9%
Switzerland	8.6%
Taiwan	7.4%
Hong Kong	6.6%
Singapore	2.8%
Korea (South)	2.3%
Malaysia	2.1%
Other*	20.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2015
Japan	21.8%
United Kingdom	15.4%
Canada	11.7%
Switzerland	9.3%
Hong Kong	7.5%
Taiwan	7.0%
Singapore	2.8%
China	2.8%
Korea (South)	2.2%
Other*	19.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	99.8	100.0
Short-Term Investments and Net Other Assets (Liabilities)	0.2	0.0

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Reckitt Benckiser Group PLC (United Kingdom, Household Products)	1.4	1.7
Chunghwa Telecom Co. Ltd. (Taiwan, Diversified Telecommunication Services)	1.4	1.3
National Grid PLC (United Kingdom, Multi-Utilities)	1.4	1.4
Nestle SA (Switzerland, Food Products)	1.4	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2	1.3
CLP Holdings Ltd. (Hong Kong, Electric Utilities)	1.2	1.1
Swisscom AG (Switzerland, Diversified Telecommunication Services)	1.2	1.2
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.1	1.1
Novartis AG (Switzerland, Pharmaceuticals)	1.1	1.4
Scottish & Southern Energy PLC (United Kingdom, Electric Utilities)	1.1	1.2
	12.5

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	23.2
Consumer Staples	15.4	15.7
Health Care	11.9	12.8
Telecommunication Services	10.4	9.9
Industrials	10.0	10.1
Consumer Discretionary	9.7	10.7
Utilities	8.3	8.8
Information Technology	3.2	3.7
Materials	2.3	2.4
Energy	1.5	1.8

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® SAI International Minimum Volatility Index Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 1.5%
CSL Ltd.	16,172	$1,293,333
Healthscope Ltd.	868,694	1,796,591
Medibank Private Ltd.	1,474,198	3,519,646
Sonic Healthcare Ltd.	163,872	2,404,728
Telstra Corp. Ltd.	633,484	2,572,175
The GPT Group unit	336,231	1,285,936
Transurban Group unit	173,884	1,531,023

TOTAL AUSTRALIA		14,403,432

Bailiwick of Jersey - 0.7%
Randgold Resources Ltd.	70,421	7,034,232
Belgium - 0.5%
Colruyt NV	65,889	3,793,435
UCB SA	14,586	1,091,456

TOTAL BELGIUM		4,884,891

Bermuda - 1.3%
Cheung Kong Infrastructure Holdings Ltd.	651,000	6,143,756
Cosco Pacific Ltd.	486,000	516,826
Credicorp Ltd. (United States)	17,787	2,586,586
Yue Yuen Industrial (Holdings) Ltd.	774,500	2,821,057

TOTAL BERMUDA		12,068,225

Canada - 11.8%
Agnico Eagle Mines Ltd. (Canada)	20,390	963,841
Bank of Montreal	118,938	7,748,459
Bank of Nova Scotia	191,510	10,043,324
BCE, Inc.	147,055	6,896,243
Canadian Imperial Bank of Commerce	94,378	7,622,752
Canadian Tire Ltd. Class A (non-vtg.)	18,775	2,045,094
Canadian Utilities Ltd. Class A (non-vtg.)	70,566	2,029,750
Dollarama, Inc.	49,121	3,541,473
Empire Co. Ltd. Class A (non-vtg.)	167,387	2,781,557
Fairfax Financial Holdings Ltd. (sub. vtg.)	5,470	2,931,836
First Capital Realty, Inc.	97,945	1,585,449
Franco-Nevada Corp.	68,206	4,789,152
George Weston Ltd.	28,362	2,461,190
Gildan Activewear, Inc.	15,581	483,934
Goldcorp, Inc.	127,279	2,564,448
Great-West Lifeco, Inc.	99,665	2,932,679
H&R REIT/H&R Finance Trust	85,854	1,499,896
Intact Financial Corp.	130,444	9,653,085
Jean Coutu Group, Inc. Class A (sub. vtg.)	43,373	659,566
Loblaw Companies Ltd.	23,259	1,283,351
Metro, Inc. Class A (sub. vtg.)	106,388	3,560,399
National Bank of Canada	105,419	3,767,425
Rogers Communications, Inc. Class B (non-vtg.)	84,290	3,278,355
Royal Bank of Canada	114,498	7,110,611
Shaw Communications, Inc. Class B	158,974	2,942,039
Smart (REIT)	66,503	1,785,145
TELUS Corp.	132,704	4,207,352
The Toronto-Dominion Bank	115,120	5,124,294
Thomson Reuters Corp.	107,763	4,435,229
TransCanada Corp.	14,398	597,861

TOTAL CANADA		111,325,789

Cayman Islands - 0.8%
China Medical System Holdings Ltd.	851,000	1,104,341
Hengan International Group Co. Ltd.	269,000	2,410,191
Shenzhou International Group Holdings Ltd.	453,000	2,341,796
Sino Biopharmaceutical Ltd.	2,631,000	1,864,338

TOTAL CAYMAN ISLANDS		7,720,666

Chile - 0.8%
Aguas Andinas SA	2,779,728	1,613,540
Banco de Chile	24,550,223	2,681,044
Banco de Credito e Inversiones	23,406	1,007,201
Colbun SA	7,377,680	2,004,455

TOTAL CHILE		7,306,240

China - 1.7%
Agricultural Bank of China Ltd. (H Shares)	3,490,000	1,259,587
Bank of China Ltd. (H Shares)	5,658,000	2,290,893
Beijing Capital International Airport Co. Ltd. (H Shares)	688,000	738,158
China Communications Services Corp. Ltd. (H Shares)	1,734,000	818,436
China Construction Bank Corp. (H Shares)	7,835,000	4,976,220
China Everbright Bank Co. Ltd. (H Shares)	994,000	450,729
Industrial & Commercial Bank of China Ltd. (H Shares)	5,657,000	3,028,763
Jiangsu Expressway Co. Ltd. (H Shares)	1,214,000	1,595,411
Zhejiang Expressway Co. Ltd. (H Shares)	1,342,000	1,369,380

TOTAL CHINA		16,527,577

Colombia - 0.1%
Corporacion Financiera Colombiana SA	80,838	1,094,794
Czech Republic - 0.1%
Komercni Banka A/S	4,415	908,269
Denmark - 0.7%
Novo Nordisk A/S Series B	32,957	1,840,134
Tryg A/S	102,874	1,942,034
William Demant Holding A/S (a)	25,703	2,641,599

TOTAL DENMARK		6,423,767

Egypt - 0.1%
Commercial International Bank SAE	206,125	1,067,771
France - 1.7%
Aeroports de Paris	29,812	3,751,572
Atos Origin SA	7,502	667,728
BIC SA	7,752	1,100,233
Danone SA	20,288	1,421,446
Dassault Systemes SA	7,680	600,629
Essilor International SA	13,265	1,717,126
Eutelsat Communications	27,499	854,105
L'Oreal SA	20,778	3,769,818
Sanofi SA	11,967	986,399
SCOR SE	14,795	503,741
Sodexo SA	9,505	959,834

TOTAL FRANCE		16,332,631

Germany - 1.3%
Beiersdorf AG	5,321	477,433
Fresenius Medical Care AG & Co. KGaA	55,218	4,806,015
MAN SE	36,846	3,997,551
Merck KGaA	5,844	549,186
TUI AG	192,938	2,793,742

TOTAL GERMANY		12,623,927

Hong Kong - 6.6%
Bank of East Asia Ltd.	666,264	2,417,196
China Mobile Ltd.	307,500	3,530,337
CLP Holdings Ltd.	1,193,500	11,033,931
Guangdong Investment Ltd.	1,798,000	2,538,887
Hang Seng Bank Ltd.	564,400	10,232,885
HK Electric Investments & HK Electric Investments Ltd. unit	2,753,000	2,475,524
HKT Trust/HKT Ltd. unit	2,747,000	3,948,648
Hong Kong & China Gas Co. Ltd.	1,711,800	3,186,490
Link (REIT)	847,500	5,141,682
MTR Corp. Ltd.	1,482,563	7,329,674
Power Assets Holdings Ltd.	860,500	8,186,874
Sun Art Retail Group Ltd.	2,074,000	1,554,097
Sun Hung Kai Properties Ltd.	37,000	466,316

TOTAL HONG KONG		62,042,541

India - 0.3%
Divi's Laboratories Ltd.	65,332	1,033,797
Hindustan Unilever Ltd.	101,525	1,326,502

TOTAL INDIA		2,360,299

Indonesia - 1.0%
PT Bank Central Asia Tbk	2,439,600	2,414,072
PT Indofood CBP Sukses Makmur Tbk	530,400	614,336
PT Indofood Sukses Makmur Tbk	4,372,500	2,362,304
PT Kalbe Farma Tbk	5,604,900	584,375
PT Telkomunikasi Indonesia Tbk Series B	7,209,000	1,934,123
PT Unilever Indonesia Tbk	454,700	1,467,914

TOTAL INDONESIA		9,377,124

Ireland - 0.8%
Kerry Group PLC Class A	53,252	4,748,217
Ryanair Holdings PLC sponsored ADR	33,462	2,708,749

TOTAL IRELAND		7,456,966

Israel - 1.4%
Bank Hapoalim BM (Reg.)	828,058	4,259,464
Bank Leumi le-Israel BM (a)	502,719	1,851,333
Bezeq The Israel Telecommunication Corp. Ltd.	622,601	1,328,033
Mizrahi Tefahot Bank Ltd.	140,294	1,625,803
NICE Systems Ltd.	6,894	442,415
Teva Pharmaceutical Industries Ltd.	65,459	3,680,749

TOTAL ISRAEL		13,187,797

Japan - 22.2%
ABC-MART, Inc.	29,500	1,914,322
Ajinomoto Co., Inc. (b)	129,700	2,989,621
All Nippon Airways Ltd.	1,157,000	3,230,737
Aozora Bank Ltd. (b)	674,000	2,391,363
Asahi Group Holdings	58,100	1,843,922
Astellas Pharma, Inc.	225,600	3,041,673
Benesse Holdings, Inc. (b)	67,100	1,903,730
Canon, Inc.	195,300	5,461,125
Chugai Pharmaceutical Co. Ltd.	14,200	478,550
Concordia Financial Group Ltd. (a)	160,000	735,853
Daiichi Sankyo Kabushiki Kaisha (b)	27,600	650,460
Daito Trust Construction Co. Ltd.	4,100	579,872
East Japan Railway Co.	27,000	2,375,354
Eisai Co. Ltd. (b)	46,600	2,884,527
FamilyMart Co. Ltd. (b)	59,000	3,113,704
Hankyu Hanshin Holdings, Inc.	87,000	551,450
Hisamitsu Pharmaceutical Co., Inc. (b)	33,200	1,570,698
Idemitsu Kosan Co. Ltd.	91,100	1,946,101
ITOCHU Techno-Solutions Corp.	26,100	511,464
Japan Airlines Co. Ltd.	123,400	4,441,696
Japan Prime Realty Investment Corp.	826	3,640,911
Japan Real Estate Investment Corp. (b)	934	5,816,033
Japan Retail Fund Investment Corp.(b)	2,246	5,518,128
Kamigumi Co. Ltd.	222,000	1,990,415
Kao Corp.	20,000	1,106,340
Kyowa Hakko Kirin Co., Ltd.	92,400	1,642,691
Lawson, Inc.	67,400	5,216,980
McDonald's Holdings Co. (Japan) Ltd.	67,700	1,691,319
Miraca Holdings, Inc.	56,400	2,396,839
Mitsubishi Tanabe Pharma Corp. (b)	234,100	4,168,034
Mizuho Financial Group, Inc.	291,200	436,483
Nagoya Railroad Co. Ltd.	691,000	3,485,016
New Hampshire Foods Ltd. (b)	129,000	2,875,332
Nippon Building Fund, Inc.	266	1,685,111
Nippon Prologis REIT, Inc.	1,551	3,719,047
Nippon Telegraph & Telephone Corp.	125,100	5,598,266
Nissin Food Holdings Co. Ltd. (b)	66,400	3,082,486
Nitori Holdings Co. Ltd.	56,400	5,246,262
Nomura Real Estate Master Fund, Inc. (b)	3,676	5,766,724
Nomura Research Institute Ltd.	46,640	1,636,137
NTT DOCOMO, Inc. (b)	303,900	7,288,732
Oracle Corp. Japan (b)	40,000	2,154,505
Oriental Land Co. Ltd. (b)	34,800	2,416,529
Osaka Gas Co. Ltd. (b)	1,084,000	3,908,007
Otsuka Corp.	35,000	1,669,084
Otsuka Holdings Co. Ltd. (b)	220,400	8,592,189
Park24 Co. Ltd. (b)	89,500	2,508,503
Recruit Holdings Co. Ltd. (b)	74,100	2,289,395
Sankyo Co. Ltd. (Gunma)	45,800	1,734,041
Santen Pharmaceutical Co. Ltd. (b)	198,900	2,850,556
Secom Co. Ltd.	53,200	4,088,159
Shimamura Co. Ltd. (b)	22,200	2,996,856
Shionogi & Co. Ltd.	73,400	3,746,495
Showa Shell Sekiyu K.K.	52,500	547,875
Suntory Beverage & Food Ltd. (b)	139,500	6,093,655
Suzuken Co. Ltd.	21,400	733,338
Taiheiyo Cement Corp.	354,000	936,689
Taisho Pharmaceutical Holdings Co. Ltd. (b)	31,800	2,611,920
Takeda Pharmaceutical Co. Ltd.	185,700	8,869,376
Tobu Railway Co. Ltd. (b)	462,000	2,367,780
Toho Co. Ltd.	45,400	1,150,665
Tokyo Gas Co. Ltd.	676,000	2,983,645
TonenGeneral Sekiyu K.K.	291,000	2,756,268
Toyo Suisan Kaisha Ltd. (b)	82,900	2,927,842
Unicharm Corp.	127,100	2,627,295
United Urban Investment Corp.	2,603	4,492,790
USS Co. Ltd. (b)	192,200	3,040,286
West Japan Railway Co.	86,200	5,203,569
Yamada Denki Co. Ltd. (b)	289,800	1,458,931
Yamato Holdings Co. Ltd. (b)	157,800	3,182,643
Yamazaki Baking Co. Ltd.	88,000	2,083,213

TOTAL JAPAN		209,645,607

Korea (South) - 2.3%
Dongbu Insurance Co. Ltd.	40,944	2,505,226
Hyundai Fire & Marine Insurance Co. Ltd.	59,108	1,640,635
Hyundai Mobis	3,325	756,028
Kangwon Land, Inc.	14,873	553,677
Kia Motors Corp.	42,255	1,766,657
Korea Electric Power Corp.	47,792	2,581,784
KT Corp.	33,773	899,725
KT&G Corp.	32,540	3,493,504
S1 Corp.	18,698	1,519,439
Samsung Fire & Marine Insurance Co. Ltd.	6,720	1,727,401
Samsung Life Insurance Co. Ltd.	6,307	602,803
SK Telecom Co. Ltd.	15,609	2,819,058
Yuhan Corp.	3,960	1,009,291

TOTAL KOREA (SOUTH)		21,875,228

Luxembourg - 0.5%
SES SA (France) (depositary receipt)	159,106	4,340,542
Malaysia - 2.1%
Axiata Group Bhd	792,270	1,145,866
Hong Leong Bank Bhd	695,000	2,394,650
IHH Healthcare Bhd	877,000	1,470,459
Malayan Banking Bhd	2,130,968	4,871,252
Maxis Bhd	1,699,800	2,436,677
PPB Group Bhd	120,800	500,331
Public Bank Bhd	1,115,900	5,341,695
Telekom Malaysia Bhd	802,600	1,366,259

TOTAL MALAYSIA		19,527,189

Netherlands - 0.4%
NN Group NV	73,306	2,539,995
QIAGEN NV (Germany) (a)	65,315	1,463,620

TOTAL NETHERLANDS		4,003,615

New Zealand - 0.4%
Auckland International Airport Ltd.	531,447	2,282,160
Ryman Healthcare Group Ltd.	96,033	598,802
Spark New Zealand Ltd.	243,315	630,309

TOTAL NEW ZEALAND		3,511,271

Philippines - 0.8%
Aboitiz Equity Ventures, Inc.	370,920	523,633
Aboitiz Power Corp.	1,359,300	1,297,599
Bank of the Philippine Islands (BPI)	815,810	1,569,699
BDO Unibank, Inc.	636,470	1,353,184
Jollibee Food Corp.	145,660	711,035
Metro Pacific Investments Corp.	5,143,600	634,270
Philippine Long Distance Telephone Co.	46,400	1,690,967

TOTAL PHILIPPINES		7,780,387

Qatar - 0.5%
Commercial Bank of Qatar (a)	156,749	1,649,355
Doha Bank (a)	135,085	1,367,588
Qatar Electricity & Water Co. (a)	20,716	1,188,357
Qatar Islamic Bank (a)	16,121	434,925

TOTAL QATAR		4,640,225

Singapore - 2.8%
CapitaMall Trust	343,800	529,179
DBS Group Holdings Ltd.	166,800	1,895,159
Oversea-Chinese Banking Corp. Ltd.	698,088	4,552,353
Singapore Airlines Ltd.	543,700	4,649,255
Singapore Press Holdings Ltd.	1,625,900	4,908,469
Singapore Telecommunications Ltd.	1,945,200	5,583,130
StarHub Ltd.	618,000	1,521,047
United Overseas Bank Ltd.	55,600	768,978
Wilmar International Ltd.	694,700	1,916,449

TOTAL SINGAPORE		26,324,019

South Africa - 0.1%
Fortress Income Fund Ltd. Class A	1,012,272	1,137,764
Switzerland - 8.6%
Baloise Holdings AG	20,353	2,518,400
Barry Callebaut AG	2,007	2,357,854
Givaudan SA	1,052	2,072,636
Kuehne & Nagel International AG	21,463	3,092,032
Lindt & Spruengli AG	61	4,463,244
Lindt & Spruengli AG (participation certificate)	938	5,739,664
Nestle SA	171,356	12,789,958
Novartis AG	139,913	10,647,696
Roche Holding AG (participation certificate)	45,499	11,511,667
Schindler Holding AG (Reg.)	3,335	612,906
SGS SA (Reg.)	1,396	3,071,986
Sonova Holding AG Class B	3,486	465,866
Swiss Life Holding AG	3,200	807,589
Swiss Prime Site AG	58,936	5,163,735
Swiss Re Ltd.	51,916	4,605,495
Swisscom AG	21,667	10,988,216

TOTAL SWITZERLAND		80,908,944

Taiwan - 7.4%
Asia Cement Corp.	2,449,000	2,179,635
ASUSTeK Computer, Inc.	175,000	1,535,848
Chang Hwa Commercial Bank	4,755,670	2,480,669
Chicony Electronics Co. Ltd.	507,435	1,217,417
China Airlines Ltd. (a)	2,547,000	831,838
China Development Finance Holding Corp.	7,632,000	1,944,444
Chinatrust Financial Holding Co. Ltd.	806,797	409,605
Chunghwa Telecom Co. Ltd.	3,985,000	13,446,584
E.SUN Financial Holdings Co. Ltd.	862,000	477,658
EVA Airways Corp. (a)	1,778,000	880,661
Far EasTone Telecommunications Co. Ltd.	1,673,000	3,770,374
First Financial Holding Co. Ltd.	9,608,926	4,699,905
Formosa Taffeta Co. Ltd.	755,000	691,824
Foxconn Technology Co. Ltd.	727,750	1,500,423
Hon Hai Precision Industry Co. Ltd. (Foxconn)	759,000	1,811,562
Hua Nan Financial Holdings Co. Ltd.	6,785,000	3,287,164
Lite-On Technology Corp.	2,019,235	2,456,612
Mega Financial Holding Co. Ltd.	6,993,789	4,957,984
President Chain Store Corp.	224,000	1,584,497
Sinopac Holdings Co.	4,096,328	1,212,299
Standard Foods Corp.	240,400	582,711
Synnex Technology International Corp.	1,290,000	1,279,897
Taishin Financial Holdings Co. Ltd.	1,166,000	440,368
Taiwan Business Bank	4,341,338	1,118,160
Taiwan Cement Corp.	431,000	438,965
Taiwan Cooperative Financial Holding Co. Ltd.	7,549,650	3,330,419
Taiwan Mobile Co. Ltd.	1,762,000	5,809,151
Taiwan Semiconductor Manufacturing Co. Ltd.	1,023,000	4,692,765
Transcend Information, Inc.	191,000	536,288

TOTAL TAIWAN		69,605,727

Thailand - 1.1%
Advanced Info Service PCL	23,400	104,536
Advanced Info Service PCL (For. Reg.)	408,900	1,826,701
Bangkok Bank PCL (For. Reg.)	265,600	1,262,589
Bangkok Dusit Medical Services PCL (For. Reg.)	861,500	587,162
BTS Group Holdings PCL	5,349,700	1,409,428
BTS Group Holdings PCL	627,400	165,294
C.P. ALL PCL	38,400	50,309
C.P. ALL PCL (For. Reg.)	321,900	421,733
Kasikornbank PCL (For. Reg.)	86,000	411,283
Krung Thai Bank PCL	159,400	79,883
Krung Thai Bank PCL (For. Reg.)	3,448,500	1,728,200
PTT PCL	7,600	66,163
PTT PCL (For. Reg.)	161,500	1,405,956
Siam Cement PCL (For. Reg.)	61,800	867,182

TOTAL THAILAND		10,386,419

United Arab Emirates - 0.5%
DP World Ltd.	52,364	989,680
First Gulf Bank PJSC	667,825	2,354,634
National Bank of Abu Dhabi PJSC (a)	702,499	1,698,438

TOTAL UNITED ARAB EMIRATES		5,042,752

United Kingdom - 15.5%
Admiral Group PLC	145,153	3,938,517
AstraZeneca PLC (United Kingdom)	80,486	4,617,690
Babcock International Group PLC	30,066	416,246
BP PLC	373,970	2,060,343
British American Tobacco PLC (United Kingdom)	154,039	9,392,079
Bunzl PLC	83,224	2,479,480
Capita Group PLC	110,619	1,617,926
Centrica PLC	269,828	939,914
Compass Group PLC	604,732	10,769,303
Diageo PLC	259,790	7,023,707
Direct Line Insurance Group PLC	144,387	763,504
easyJet PLC	89,796	1,932,656
Fresnillo PLC	40,889	664,961
G4S PLC (United Kingdom)	1,098,462	3,023,853
GlaxoSmithKline PLC	319,880	6,836,621
HSBC Holdings PLC (United Kingdom)	208,466	1,381,478
Imperial Tobacco Group PLC	121,488	6,600,791
Inmarsat PLC	73,414	997,064
J Sainsbury PLC	119,986	506,492
Kingfisher PLC	390,350	2,079,676
Marks & Spencer Group PLC	215,848	1,338,912
Merlin Entertainments PLC	302,542	1,907,486
National Grid PLC	910,466	12,991,081
Next PLC	52,286	3,884,822
Reckitt Benckiser Group PLC	139,955	13,634,251
RELX PLC	261,640	4,625,773
Royal Dutch Shell PLC:
Class A (United Kingdom)	114,451	2,997,838
Class B (United Kingdom)	27,516	722,429
Royal Mail PLC	945,560	6,727,035
Scottish & Southern Energy PLC	471,432	10,415,613
Severn Trent PLC	48,111	1,565,523
SKY PLC	446,593	6,124,082
Smith & Nephew PLC	126,121	2,135,770
Tate & Lyle PLC	356,690	3,064,524
Unilever PLC	69,071	3,082,696
United Utilities Group PLC	98,574	1,353,175
Vodafone Group PLC	459,897	1,481,714
WM Morrison Supermarkets PLC	199,730	557,698

TOTAL UNITED KINGDOM		146,652,723

TOTAL COMMON STOCKS
(Cost $902,087,037)		929,529,350

Nonconvertible Preferred Stocks - 0.1%
Colombia - 0.1%
Grupo Aval Acciones y Valores SA
(Cost $663,124)	1,572,965	657,084
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.29% 5/26/16 to 6/23/16(c)
(Cost $699,748)	$ 700,000	699,876
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.38% (d)
(Cost $8,000,865)	8,000,865	8,000,865
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $911,450,774)		938,887,175
NET OTHER ASSETS (LIABILITIES) - 0.6%		5,826,248
NET ASSETS - 100%		$944,713,423

Futures Contracts

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
89 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2016	7,395,455	$141,886
88 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2016	3,688,960	119,991
9 TME S&P/TSX 60 Index Contracts (Canada)	June 2016	1,167,339	26,962
TOTAL FUTURES CONTRACTS			$288,839

The face value of futures purchased as a percentage of Net Assets is 1.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $488,909.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,715

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$91,229,530	$48,325,845	$42,903,685	$--
Consumer Staples	146,414,638	64,228,519	82,186,119	--
Energy	13,100,834	2,069,980	11,030,854	--
Financials	242,844,850	176,416,786	66,428,064	--
Health Care	112,976,157	19,983,412	92,992,745	--
Industrials	96,578,802	49,314,636	47,264,166	--
Information Technology	28,173,899	10,938,676	17,235,223	--
Materials	22,511,741	14,540,820	7,970,921	--
Telecommunication Services	97,918,078	65,335,897	32,582,181	--
Utilities	78,437,905	11,992,313	66,445,592	--
Government Obligations	699,876	--	699,876	--
Money Market Funds	8,000,865	8,000,865	--	--
Total Investments in Securities:	$938,887,175	$471,147,749	$467,739,426	$--
Derivative Instruments:
Assets
Futures Contracts	$288,839	$288,839	$--	$--
Total Assets	$288,839	$288,839	$--	$--
Total Derivative Instruments:	$288,839	$288,839	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$66,569,395

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$288,839	$0
Total Equity Risk	288,839	0
Total Value of Derivatives	$288,839	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI International Minimum Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $903,449,909)	$930,886,310
Fidelity Central Funds (cost $8,000,865)	8,000,865
Total Investments (cost $911,450,774)		$938,887,175
Foreign currency held at value (cost $16,303,012)		16,518,040
Receivable for fund shares sold		9,621,794
Dividends receivable		3,588,887
Distributions receivable from Fidelity Central Funds		2,517
Prepaid expenses		2,172
Receivable from investment adviser for expense reductions		92,417
Other receivables		238
Total assets		968,713,240
Liabilities
Payable for investments purchased
Regular delivery	$20,219,935
Delayed delivery	1,899,132
Payable for fund shares redeemed	1,565,608
Accrued management fee	106,923
Payable for daily variation margin for derivative instruments	32,661
Other affiliated payables	75,801
Other payables and accrued expenses	99,757
Total liabilities		23,999,817
Net Assets		$944,713,423
Net Assets consist of:
Paid in capital		$920,797,127
Undistributed net investment income		7,468,372
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,319,476)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		27,767,400
Net Assets, for 96,415,901 shares outstanding		$944,713,423
Net Asset Value, offering price and redemption price per share ($944,713,423 ÷ 96,415,901 shares)		$9.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$12,083,926
Interest		481
Income from Fidelity Central Funds		8,715
Income before foreign taxes withheld		12,093,122
Less foreign taxes withheld		(991,537)
Total income		11,101,585
Expenses
Management fee	$573,428
Transfer agent fees	286,714
Accounting fees and expenses	124,633
Custodian fees and expenses	96,746
Independent trustees' compensation	1,655
Registration fees	68,113
Audit	30,502
Legal	925
Interest	1,405
Miscellaneous	1,088
Total expenses before reductions	1,185,209
Expense reductions	(419,016)	766,193
Net investment income (loss)		10,335,392
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,465,677)
Foreign currency transactions	(11,461)
Futures contracts	553,352
Total net realized gain (loss)		(7,923,786)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $8,925)	27,197,161
Assets and liabilities in foreign currencies	68,569
Futures contracts	21,594
Total change in net unrealized appreciation (depreciation)		27,287,324
Net gain (loss)		19,363,538
Net increase (decrease) in net assets resulting from operations		$29,698,930

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	For the period May 29, 2015 (commencement of operations) to October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,335,392	$5,498,576
Net realized gain (loss)	(7,923,786)	(3,057,440)
Change in net unrealized appreciation (depreciation)	27,287,324	480,076
Net increase (decrease) in net assets resulting from operations	29,698,930	2,921,212
Distributions to shareholders from net investment income	(7,850,553)	–
Distributions to shareholders from net realized gain	(307,865)	–
Total distributions	(8,158,418)	–
Share transactions
Proceeds from sales of shares	352,493,557	853,235,213
Reinvestment of distributions	8,140,167	–
Cost of shares redeemed	(174,579,918)	(119,037,320)
Net increase (decrease) in net assets resulting from share transactions	186,053,806	734,197,893
Total increase (decrease) in net assets	207,594,318	737,119,105
Net Assets
Beginning of period	737,119,105	–
End of period (including undistributed net investment income of $7,468,372 and undistributed net investment income of $4,983,533, respectively)	$944,713,423	$737,119,105
Other Information
Shares
Sold	37,620,406	89,243,366
Issued in reinvestment of distributions	899,466	–
Redeemed	(18,815,063)	(12,532,274)
Net increase (decrease)	19,704,809	76,711,092

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI International Minimum Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.10
Net realized and unrealized gain (loss)	.17	(.49)
Total from investment operations	.30	(.39)
Distributions from net investment income	(.10)	–
Distributions from net realized gain	–C	–
Total distributions	(.11)D	–
Net asset value, end of period	$9.80	$9.61
Total ReturnE,F	3.17%	(3.90)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.31%I	.40%I
Expenses net of fee waivers, if any	.20%I	.20%I
Expenses net of all reductions	.20%I	.20%I
Net investment income (loss)	2.70%I	2.51%I
Supplemental Data
Net assets, end of period (000 omitted)	$944,713	$737,119
Portfolio turnover rateJ	26%I	6%K

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	1.8	1.0
AT&T, Inc.	1.7	1.6
McDonald's Corp.	1.6	1.7
Johnson & Johnson	1.6	1.3
Public Storage	1.5	1.5
	8.2

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	18.0
Health Care	19.2	18.8
Information Technology	14.9	15.8
Consumer Staples	14.6	14.4
Utilities	8.5	8.0

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.5%

As of October 31, 2015*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 5.1%

Fidelity® SAI U.S. Minimum Volatility Index Fund

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Distributors - 0.1%
Genuine Parts Co.	11,167	$1,071,697
Hotels, Restaurants & Leisure - 2.4%
Chipotle Mexican Grill, Inc. (a)(b)	5,429	2,285,446
McDonald's Corp.	91,369	11,557,265
Starbucks Corp.	64,129	3,605,974
		17,448,685
Multiline Retail - 1.3%
Dollar General Corp.	27,281	2,234,587
Dollar Tree, Inc. (a)(b)	22,724	1,811,330
Nordstrom, Inc. (b)	10,374	530,423
Target Corp.	58,903	4,682,789
		9,259,129
Specialty Retail - 3.9%
AutoZone, Inc. (a)(b)	10,583	8,098,429
Home Depot, Inc.	39,264	5,257,057
L Brands, Inc. (b)	14,172	1,109,526
Lowe's Companies, Inc.	37,378	2,841,476
O'Reilly Automotive, Inc. (a)(b)	4,998	1,312,875
Ross Stores, Inc.	14,733	836,540
TJX Companies, Inc.	95,643	7,251,652
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(b)	8,636	1,798,706
		28,506,261
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	25,275	1,489,709
VF Corp. (b)	51,859	3,269,710
		4,759,419

TOTAL CONSUMER DISCRETIONARY		61,045,191

CONSUMER STAPLES - 14.6%
Beverages - 2.7%
PepsiCo, Inc.	103,411	10,647,197
The Coca-Cola Co.	201,514	9,027,827
		19,675,024
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	15,503	2,296,459
CVS Health Corp.	26,355	2,648,678
Sysco Corp.	43,676	2,012,153
Wal-Mart Stores, Inc.	55,043	3,680,725
		10,638,015
Food Products - 3.9%
Campbell Soup Co. (b)	40,269	2,485,000
General Mills, Inc.	169,688	10,408,662
Kellogg Co.	50,695	3,893,883
McCormick & Co., Inc. (non-vtg.)	49,100	4,604,598
Mondelez International, Inc.	60,135	2,583,400
The Hershey Co.	45,364	4,223,842
The J.M. Smucker Co.	3,999	507,793
		28,707,178
Household Products - 5.0%
Church & Dwight Co., Inc. (b)	56,751	5,260,818
Clorox Co.	47,951	6,004,904
Colgate-Palmolive Co.	87,451	6,202,025
Kimberly-Clark Corp.	64,707	8,100,669
Procter & Gamble Co.	134,844	10,803,701
		36,372,117
Tobacco - 1.6%
Altria Group, Inc.	111,050	6,963,946
Philip Morris International, Inc.	25,914	2,542,682
Reynolds American, Inc. (b)	42,976	2,131,610
		11,638,238

TOTAL CONSUMER STAPLES		107,030,572

ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	11,334	910,574
Oil, Gas & Consumable Fuels - 2.0%
Cabot Oil & Gas Corp.	38,880	909,792
Chevron Corp. (b)	14,010	1,431,542
Exxon Mobil Corp. (b)	113,552	10,037,997
Occidental Petroleum Corp. (b)	30,341	2,325,638
		14,704,969

TOTAL ENERGY		15,615,543

FINANCIALS - 20.1%
Banks - 1.0%
U.S. Bancorp	74,445	3,178,057
Wells Fargo & Co.	83,427	4,169,681
		7,347,738
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	64,547	9,390,298
CME Group, Inc.	19,473	1,789,763
		11,180,061
Insurance - 5.3%
Alleghany Corp. (a)	5,214	2,717,954
Arch Capital Group Ltd. (a)	88,936	6,269,099
Axis Capital Holdings Ltd.	56,320	3,000,166
Chubb Ltd.	60,430	7,122,280
Everest Re Group Ltd.	23,108	4,272,669
Marsh & McLennan Companies, Inc.	64,570	4,077,596
RenaissanceRe Holdings Ltd.	31,705	3,516,402
The Travelers Companies, Inc.	33,118	3,639,668
W.R. Berkley Corp.	46,844	2,623,264
Willis Group Holdings PLC	13,497	1,685,775
		38,924,873
Real Estate Investment Trusts - 12.2%
American Capital Agency Corp.	251,627	4,622,388
American Tower Corp.	49,015	5,140,693
Annaly Capital Management, Inc.	688,414	7,173,274
AvalonBay Communities, Inc.	51,601	9,122,541
Boston Properties, Inc.	3,625	467,118
Brixmor Property Group, Inc.	86,721	2,189,705
Camden Property Trust (SBI)	6,384	515,380
Crown Castle International Corp.	81,977	7,122,162
Equity Residential (SBI)	70,645	4,808,805
Essex Property Trust, Inc. (b)	11,942	2,632,614
Extra Space Storage, Inc.	6,987	593,546
Federal Realty Investment Trust (SBI)	28,427	4,323,178
General Growth Properties, Inc.	51,175	1,434,435
HCP, Inc.	83,492	2,824,534
Public Storage	45,364	11,105,561
Realty Income Corp.	61,568	3,644,826
Simon Property Group, Inc.	27,288	5,489,527
The Macerich Co.	6,345	482,728
UDR, Inc.	106,015	3,702,044
Ventas, Inc.	70,784	4,397,102
Vornado Realty Trust (b)	6,812	652,113
Welltower, Inc.	96,085	6,670,221
		89,114,495

TOTAL FINANCIALS		146,567,167

HEALTH CARE - 19.2%
Biotechnology - 0.1%
Baxalta, Inc.	15,090	633,026
Health Care Equipment & Supplies - 5.9%
Abbott Laboratories	153,409	5,967,610
Baxter International, Inc. (b)	86,797	3,838,163
Becton, Dickinson & Co.	59,745	9,634,479
C.R. Bard, Inc.	28,454	6,037,085
Edwards Lifesciences Corp. (a)	4,490	476,883
Intuitive Surgical, Inc. (a)	1,091	683,359
Medtronic PLC	72,103	5,706,952
Stryker Corp.	55,479	6,047,766
Varian Medical Systems, Inc. (a)(b)	52,048	4,225,257
Zimmer Biomet Holdings, Inc.	4,720	546,434
		43,163,988
Health Care Providers & Services - 7.1%
AmerisourceBergen Corp.	68,830	5,857,433
Anthem, Inc.	11,445	1,611,113
Cardinal Health, Inc.	41,093	3,224,157
Cigna Corp.	4,465	618,581
DaVita HealthCare Partners, Inc. (a)	67,790	5,009,681
Express Scripts Holding Co. (a)	71,220	5,251,051
Henry Schein, Inc. (a)	50,434	8,508,216
Humana, Inc.	2,055	363,879
Laboratory Corp. of America Holdings (a)	28,921	3,624,380
McKesson Corp.	30,211	5,070,010
Patterson Companies, Inc.	60,472	2,621,461
Quest Diagnostics, Inc.	20,459	1,537,903
UnitedHealth Group, Inc. (b)	63,602	8,375,111
		51,672,976
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	15,568	2,245,684
Waters Corp. (a)	11,632	1,514,021
		3,759,705
Pharmaceuticals - 5.6%
Allergan PLC (a)	1,968	426,190
Bristol-Myers Squibb Co.	90,281	6,516,483
Eli Lilly & Co.	84,882	6,411,137
Johnson & Johnson	102,635	11,503,331
Merck & Co., Inc.	138,038	7,570,004
Pfizer, Inc.	254,598	8,327,901
		40,755,046

TOTAL HEALTH CARE		139,984,741

INDUSTRIALS - 4.5%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.	8,862	2,059,352
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	89,532	9,407,127
Commercial Services & Supplies - 2.2%
Republic Services, Inc.	126,527	5,955,626
Stericycle, Inc. (a)(b)	23,860	2,280,062
Waste Management, Inc.	131,396	7,724,771
		15,960,459
Industrial Conglomerates - 0.6%
3M Co. (b)	24,473	4,096,291
Danaher Corp.	3,632	351,396
		4,447,687
Professional Services - 0.1%
Equifax, Inc.	4,448	534,872
Nielsen Holdings PLC	13,866	722,973
		1,257,845

TOTAL INDUSTRIALS		33,132,470

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 1.4%
Cisco Systems, Inc.	177,099	4,868,452
Motorola Solutions, Inc. (b)	73,594	5,533,533
		10,401,985
Internet Software & Services - 1.9%
Alphabet, Inc. Class A	4,323	3,060,165
eBay, Inc. (a)	84,175	2,056,395
Facebook, Inc. Class A (a)	71,911	8,455,295
		13,571,855
IT Services - 8.5%
Accenture PLC Class A	73,360	8,283,811
Automatic Data Processing, Inc.	117,854	10,423,008
Fidelity National Information Services, Inc.	57,215	3,764,747
Fiserv, Inc. (a)	72,939	7,127,599
Gartner, Inc. Class A (a)	44,002	3,835,654
IBM Corp.	35,939	5,244,938
MasterCard, Inc. Class A	22,431	2,175,583
Paychex, Inc.	195,185	10,173,042
PayPal Holdings, Inc. (a)	68,174	2,671,057
Vantiv, Inc. (a)	11,927	650,499
Visa, Inc. Class A	99,053	7,650,854
		62,000,792
Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.	84,852	2,569,319
Qualcomm, Inc.	42,886	2,166,601
		4,735,920
Software - 2.2%
Adobe Systems, Inc. (a)	33,499	3,156,276
ANSYS, Inc. (a)	14,432	1,309,993
Intuit, Inc.	3,464	349,483
Microsoft Corp.	87,442	4,360,733
Oracle Corp.	37,728	1,503,838
Synopsys, Inc. (a)	111,627	5,304,515
VMware, Inc. Class A (a)(b)	6,062	344,988
		16,329,826
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	23,455	2,198,672

TOTAL INFORMATION TECHNOLOGY		109,239,050

MATERIALS - 2.8%
Chemicals - 1.0%
Ecolab, Inc.	20,243	2,327,540
Monsanto Co.	12,631	1,183,272
Praxair, Inc.	18,935	2,224,105
Sherwin-Williams Co.	4,753	1,365,584
		7,100,501
Metals & Mining - 1.8%
Newmont Mining Corp.	381,677	13,347,233

TOTAL MATERIALS		20,447,734

TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	314,475	12,207,920
SBA Communications Corp. Class A (a)	59,464	6,127,171
Verizon Communications, Inc.	214,485	10,925,866
		29,260,957
UTILITIES - 8.5%
Electric Utilities - 5.2%
American Electric Power Co., Inc.	21,283	1,351,471
Duke Energy Corp.	121,924	9,605,173
Eversource Energy	24,354	1,374,540
NextEra Energy, Inc.	40,359	4,745,411
PG&E Corp.	73,836	4,297,255
Southern Co.	195,812	9,810,181
Xcel Energy, Inc.	176,833	7,078,625
		38,262,656
Multi-Utilities - 3.1%
Consolidated Edison, Inc.	134,652	10,045,039
Dominion Resources, Inc.	100,704	7,197,315
Sempra Energy	8,427	870,930
WEC Energy Group, Inc.	71,916	4,186,230
		22,299,514
Water Utilities - 0.2%
American Water Works Co., Inc.	24,850	1,808,086

TOTAL UTILITIES		62,370,256

TOTAL COMMON STOCKS
(Cost $681,153,470)		724,693,681
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.51% to 0.57% 2/2/17 to 3/30/17 (c)
(Cost $497,702)	500,000	497,936
	Shares	Value

Money Market Funds - 8.6%
Fidelity Cash Central Fund, 0.38% (d)	5,258,925	$5,258,925
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	57,577,100	57,577,100
TOTAL MONEY MARKET FUNDS
(Cost $62,836,025)		62,836,025
TOTAL INVESTMENT PORTFOLIO - 107.7%
(Cost $744,487,197)		788,027,642
NET OTHER ASSETS (LIABILITIES) - (7.7)%		(56,643,522)
NET ASSETS - 100%		$731,384,120

Futures Contracts

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
49 CME E-mini S&P 500 Index Contracts (United States)	June 2016	5,044,795	$33,566
12 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2016	1,749,960	31,958
TOTAL FUTURES CONTRACTS			$65,524

The face value of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $312,724.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,047
Fidelity Securities Lending Cash Central Fund	43,349
Total	$51,396

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$61,045,191	$61,045,191	$--	$--
Consumer Staples	107,030,572	107,030,572	--	--
Energy	15,615,543	15,615,543	--	--
Financials	146,567,167	146,567,167	--	--
Health Care	139,984,741	139,984,741	--	--
Industrials	33,132,470	33,132,470	--	--
Information Technology	109,239,050	109,239,050	--	--
Materials	20,447,734	20,447,734	--	--
Telecommunication Services	29,260,957	29,260,957	--	--
Utilities	62,370,256	62,370,256	--	--
U.S. Government and Government Agency Obligations	497,936	--	497,936	--
Money Market Funds	62,836,025	62,836,025	--	--
Total Investments in Securities:	$788,027,642	$787,529,706	$497,936	$--
Derivative Instruments:
Assets
Futures Contracts	$65,524	$65,524	$--	$--
Total Assets	$65,524	$65,524	$--	$--
Total Derivative Instruments:	$65,524	$65,524	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$65,524	$0
Total Equity Risk	65,524	0
Total Value of Derivatives	$65,524	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Minimum Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $55,737,648) — See accompanying schedule: Unaffiliated issuers (cost $681,651,172)	$725,191,617
Fidelity Central Funds (cost $62,836,025)	62,836,025
Total Investments (cost $744,487,197)		$788,027,642
Receivable for fund shares sold		1,597,560
Dividends receivable		828,877
Distributions receivable from Fidelity Central Funds		11,431
Prepaid expenses		2,308
Receivable from investment adviser for expense reductions		34,254
Total assets		790,502,072
Liabilities
Payable for investments purchased	$323,233
Payable for fund shares redeemed	1,007,484
Accrued management fee	61,115
Payable for daily variation margin for derivative instruments	39,484
Other affiliated payables	66,070
Other payables and accrued expenses	43,466
Collateral on securities loaned, at value	57,577,100
Total liabilities		59,117,952
Net Assets		$731,384,120
Net Assets consist of:
Paid in capital		$684,962,244
Undistributed net investment income		4,476,109
Accumulated undistributed net realized gain (loss) on investments		(1,660,202)
Net unrealized appreciation (depreciation) on investments		43,605,969
Net Assets, for 68,717,722 shares outstanding		$731,384,120
Net Asset Value, offering price and redemption price per share ($731,384,120 ÷ 68,717,722 shares)		$10.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$7,975,891
Interest		740
Income from Fidelity Central Funds		51,396
Total income		8,028,027
Expenses
Management fee	$344,703
Transfer agent fees	258,527
Accounting and security lending fees	119,188
Custodian fees and expenses	(11,755)
Independent trustees' compensation	1,493
Registration fees	52,405
Audit	30,253
Legal	904
Miscellaneous	1,498
Total expenses before reductions	797,216
Expense reductions	(284,125)	513,091
Net investment income (loss)		7,514,936
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,515,474)
Futures contracts	172,780
Total net realized gain (loss)		(1,342,694)
Change in net unrealized appreciation (depreciation) on: Investment securities	32,586,924
Futures contracts	(129,816)
Total change in net unrealized appreciation (depreciation)		32,457,108
Net gain (loss)		31,114,414
Net increase (decrease) in net assets resulting from operations		$38,629,350

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	For the period May 29, 2015 (commencement of operations) to October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,514,936	$5,168,673
Net realized gain (loss)	(1,342,694)	(102,296)
Change in net unrealized appreciation (depreciation)	32,457,108	11,148,861
Net increase (decrease) in net assets resulting from operations	38,629,350	16,215,238
Distributions to shareholders from net investment income	(7,756,190)	–
Distributions to shareholders from net realized gain	(197,185)	–
Total distributions	(7,953,375)	–
Share transactions
Proceeds from sales of shares	168,955,147	767,137,342
Reinvestment of distributions	7,935,716	–
Cost of shares redeemed	(145,921,487)	(113,613,811)
Net increase (decrease) in net assets resulting from share transactions	30,969,376	653,523,531
Total increase (decrease) in net assets	61,645,351	669,738,769
Net Assets
Beginning of period	669,738,769	–
End of period (including undistributed net investment income of $4,476,109 and undistributed net investment income of $4,717,363, respectively)	$731,384,120	$669,738,769
Other Information
Shares
Sold	16,652,358	76,921,416
Issued in reinvestment of distributions	800,779	–
Redeemed	(14,251,179)	(11,405,652)
Net increase (decrease)	3,201,958	65,515,764

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI U.S. Minimum Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.22	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.09
Net realized and unrealized gain (loss)	.43	.13
Total from investment operations	.54	.22
Distributions from net investment income	(.12)	–
Distributions from net realized gain	–C	–
Total distributions	(.12)	–
Net asset value, end of period	$10.64	$10.22
Total ReturnD,E	5.38%	2.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.23%H	.31%H
Expenses net of fee waivers, if any	.15%H	.15%H
Expenses net of all reductions	.15%H	.15%H
Net investment income (loss)	2.18%H	2.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$731,384	$669,739
Portfolio turnover rateI	29%H	3%J

 A For the period May 29, 2015 (commencement of operations) to October 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity SAI International Minimum Volatility Index Fund and Fidelity SAI U.S. Minimum Volatility Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, including information on transfers between Level 1 and 2, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. The Fidelity SAI International Minimum Volatility Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, futures transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity SAI International Minimum Volatility Index Fund	$912,661,071	$63,292,353	$(37,066,249)	$26,226,104
Fidelity SAI U.S. Minimum Volatility Index Fund	745,546,292	61,284,681	(18,803,331)	42,481,350

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity SAI International Minimum Volatility Index Fund	$(1,346,137)	$(71,990)	$(1,418,127)	$(1,418,127)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity SAI International Minimum Volatility Index Fund
Equity Risk
Futures Contracts	$553,352	$21,594
Total Equity Risk	553,352	21,594
Totals(a)	$553,352	$21,594
Fidelity SAI U.S. Minimum Volatility Index Fund
Equity Risk
Futures Contracts	$172,780	$(129,816)
Total Equity Risk	172,780	(129,816)
Totals(a)	$172,780	$(129,816)

 (a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for Fidelity SAI U.S. Minimum Volatility Index Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Minimum Volatility Index Fund	282,593,288	101,342,797
Fidelity SAI U.S. Minimum Volatility Index Fund	138,062,913	101,346,176

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annualized rate of average net assets:

Fidelity SAI International Minimum Volatility Index Fund	.15%
Fidelity SAI U.S. Minimum Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% based on each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Minimum Volatility Index Fund	Borrower	$12,017,100.42%		$1,405

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity SAI International Minimum Volatility Index Fund	$195
Fidelity SAI U.S. Minimum Volatility Index Fund	175

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

Total Security Lending Income
Fidelity SAI U.S. Minimum Volatility Index Fund	$43,349

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity SAI International Minimum Volatility Index Fund	.20%	$419,013
Fidelity SAI U.S. Minimum Volatility Index Fund	.15%	$279,831

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity SAI International Minimum Volatility Index Fund	$3
Fidelity SAI U.S. Minimum Volatility Index Fund	4,294

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual fund managed by the investment adviser or its affiliates was the owner of record of 10% or more of the total outstanding shares of the following Fund:

Strategic Advisers International II Fund
Fidelity SAI International Minimum Volatility Index Fund	13%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Fidelity SAI International Minimum Volatility Index Fund	.20%
Actual		$1,000.00	$1,031.70	$1.01
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Fidelity SAI U.S. Minimum Volatility Index Fund	.15%
Actual		$1,000.00	$1,053.80	$.77
Hypothetical-C		$1,000.00	$1,024.12	$.75

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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www.fidelity.com

SV1-SV2-SANN-0616
1.9867662.100

Fidelity® SAI International Index Fund

Shares are offered only to (i) certain clients of the Adviser or its affiliates and (ii) certain other Fidelity® funds - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

Semi-Annual Report

April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2016
Japan	21.8%
United Kingdom	17.9%
France	9.3%
Switzerland	9.0%
Germany	8.9%
Australia	7.0%
Netherlands	3.5%
Spain	3.2%
Sweden	2.8%
Other*	16.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2016

% of fund's net assets
Nestle SA (Switzerland, Food Products)	1.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.4
Novartis AG (Switzerland, Pharmaceuticals)	1.4
Toyota Motor Corp. (Japan, Automobiles)	1.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.1
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.9
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.9
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	0.8
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.8
11.2

Market Sectors as of April 30, 2016

% of fund's net assets
Financials	24.0
Industrials	12.9
Consumer Discretionary	12.4
Consumer Staples	12.4
Health Care	11.1
Materials	6.2
Information Technology	4.9
Telecommunication Services	4.9
Energy	4.8
Utilities	4.3

Asset Allocation as of April 30, 2016

% of fund's net assets
Stocks and Equity Futures	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 7.0%
AGL Energy Ltd.	28,192	$392,061
Alumina Ltd.	103,423	117,563
Amcor Ltd. (a)	48,052	562,660
AMP Ltd.	123,270	551,123
APA Group unit	46,842	311,643
Aristocrat Leisure Ltd.	23,326	177,359
Asciano Ltd.	26,649	178,918
ASX Ltd.	8,313	276,408
Aurizon Holdings Ltd.	88,176	286,281
Australia & New Zealand Banking Group Ltd.	122,155	2,239,093
Bank of Queensland Ltd.	16,136	138,026
Bendigo & Adelaide Bank Ltd.	19,635	139,143
BHP Billiton Ltd.	134,732	2,104,103
Boral Ltd.	31,803	155,728
Brambles Ltd.	66,423	630,299
Caltex Australia Ltd.	11,273	278,571
Challenger Ltd.	24,182	164,746
Cimic Group Ltd.	4,062	110,539
Coca-Cola Amatil Ltd.	24,670	161,317
Cochlear Ltd.	2,425	199,191
Commonwealth Bank of Australia	71,705	4,028,549
Computershare Ltd.	20,040	154,050
Crown Ltd.	15,637	140,416
CSL Ltd.	19,531	1,561,965
DEXUS Property Group unit	41,251	264,095
DUET Group	99,652	170,483
Flight Centre Travel Group Ltd.	2,218	66,295
Fortescue Metals Group Ltd.	65,303	169,317
Goodman Group unit	73,774	386,488
Harvey Norman Holdings Ltd.	22,129	75,380
Healthscope Ltd.	74,086	153,221
Iluka Resources Ltd.	16,696	81,628
Incitec Pivot Ltd.	71,568	175,222
Insurance Australia Group Ltd.	101,461	445,132
Lendlease Group unit	23,377	225,739
Macquarie Group Ltd.	12,909	623,275
Medibank Private Ltd.	116,005	276,962
Mirvac Group unit	157,315	223,679
National Australia Bank Ltd.	110,312	2,263,165
Newcrest Mining Ltd. (a)	31,758	458,072
Orica Ltd.	15,727	182,958
Origin Energy Ltd.	72,865	304,162
Platinum Asset Management Ltd.	10,306	47,487
Qantas Airways Ltd.	21,096	51,650
QBE Insurance Group Ltd.	56,918	482,545
Ramsay Health Care Ltd.	6,014	297,000
realestate.com.au Ltd.	2,097	81,190
Rio Tinto Ltd.	17,680	692,986
Santos Ltd.	70,566	257,543
Scentre Group unit	223,960	798,651
SEEK Ltd.	13,916	173,211
Sonic Healthcare Ltd.	16,597	243,551
South32 Ltd. (a)	223,414	281,989
SP AusNet	69,907	81,591
Stockland Corp. Ltd. unit	100,058	332,466
Suncorp Group Ltd.	53,383	507,372
Sydney Airport unit	46,394	240,227
Tabcorp Holdings Ltd.	33,030	111,257
Tatts Group Ltd.	62,621	179,504
Telstra Corp. Ltd.	179,620	729,322
The GPT Group unit	75,595	289,118
TPG Telecom Ltd.	11,814	96,206
Transurban Group unit	85,493	752,753
Treasury Wine Estates Ltd.	31,148	220,729
Vicinity Centers unit	140,509	354,696
Vocus Communications Ltd.	18,227	119,602
Wesfarmers Ltd.	47,310	1,538,529
Westfield Corp. unit (a)	83,168	638,692
Westpac Banking Corp.	139,553	3,275,806
Woodside Petroleum Ltd.	31,229	672,932
Woolworths Ltd.	53,012	891,203

TOTAL AUSTRALIA		36,044,833

Austria - 0.2%
Andritz AG	3,340	187,055
Erste Group Bank AG	11,635	334,665
OMV AG	6,297	188,984
Raiffeisen International Bank-Holding AG (a)	4,723	75,470
Voestalpine AG	4,539	163,614

TOTAL AUSTRIA		949,788

Bailiwick of Jersey - 1.1%
Experian PLC	40,705	744,046
Glencore Xstrata PLC	513,452	1,222,125
Petrofac Ltd.	11,081	136,814
Randgold Resources Ltd.	3,883	387,866
Shire PLC	24,873	1,552,125
Wolseley PLC	10,773	603,418
WPP PLC	54,448	1,272,046

TOTAL BAILIWICK OF JERSEY		5,918,440

Belgium - 1.4%
Ageas	8,428	330,625
Anheuser-Busch InBev SA NV	33,744	4,176,829
Belgacom SA	6,429	216,245
Colruyt NV	3,029	174,389
Delhaize Group SA	4,328	454,806
Groupe Bruxelles Lambert SA	3,360	296,747
KBC Groep NV	10,554	592,521
Solvay SA Class A	3,105	313,798
Telenet Group Holding NV (a)	2,360	117,281
UCB SA	5,255	393,226
Umicore SA	4,014	200,051

TOTAL BELGIUM		7,266,518

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	28,000	264,248
First Pacific Co. Ltd.	94,000	59,526
Hongkong Land Holdings Ltd.	24,800	157,480
Jardine Matheson Holdings Ltd.	10,292	569,148
Kerry Properties Ltd.	26,000	70,652
Li & Fung Ltd.	250,000	154,615
Noble Group Ltd. (a)	197,500	67,554
NWS Holdings Ltd.	60,000	91,136
Shangri-La Asia Ltd.	54,000	65,969
Yue Yuen Industrial (Holdings) Ltd.	29,500	107,451

TOTAL BERMUDA		1,607,779

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	9,600	69,179
Cheung Kong Property Holdings Ltd.	113,500	775,147
CK Hutchison Holdings Ltd.	114,000	1,363,853
Melco Crown Entertainment Ltd. sponsored ADR	3,926	58,105
MGM China Holdings Ltd.	41,600	58,284
Sands China Ltd.	100,400	357,695
WH Group Ltd.	246,500	199,105
Wynn Macau Ltd.	62,000	88,155

TOTAL CAYMAN ISLANDS		2,969,523

Denmark - 2.0%
A.P. Moller - Maersk A/S:
Series A	163	221,941
Series B	289	406,769
Carlsberg A/S Series B	4,450	433,382
Christian Hansen Holding A/S	4,119	256,340
Coloplast A/S Series B	4,611	345,435
Danske Bank A/S	29,812	843,031
DSV de Sammensluttede Vognmaend A/S	7,957	334,822
Genmab A/S (a)	2,221	329,065
ISS Holdings A/S	6,225	236,369
Novo Nordisk A/S Series B	82,290	4,594,612
Novozymes A/S Series B	9,845	471,824
Pandora A/S	4,652	604,072
TDC A/S	34,338	175,713
Tryg A/S	4,609	87,008
Vestas Wind Systems A/S	9,463	677,381
William Demant Holding A/S (a)	977	100,410

TOTAL DENMARK		10,118,174

Finland - 0.9%
Elisa Corp. (A Shares)	6,068	226,580
Fortum Corp.	18,647	280,989
Kone Oyj (B Shares)	14,145	645,278
Metso Corp.	4,499	108,132
Neste Oyj	5,439	174,008
Nokia Corp.	242,100	1,429,237
Nokian Tyres PLC	4,798	177,015
Orion Oyj (B Shares)	4,338	151,302
Sampo Oyj (A Shares)	18,771	819,556
Stora Enso Oyj (R Shares)	23,321	203,482
UPM-Kymmene Corp.	22,106	422,212
Wartsila Corp.	6,243	267,642

TOTAL FINLAND		4,905,433

France - 9.3%
Accor SA	8,814	390,427
Aeroports de Paris	1,185	149,122
Air Liquide SA	14,675	1,664,389
Alstom SA (a)	6,459	165,076
Arkema SA	2,814	224,521
Atos Origin SA	3,666	326,298
AXA SA	82,750	2,089,404
BIC SA	1,217	172,728
BNP Paribas SA	44,449	2,353,446
Bollore Group	36,932	146,320
Bouygues SA	8,447	281,656
Bureau Veritas SA	11,173	264,828
Capgemini SA	6,902	644,343
Carrefour SA	23,244	658,602
Casino Guichard Perrachon SA	2,260	134,463
Christian Dior SA	2,289	401,933
CNP Assurances	6,858	116,731
Compagnie de St. Gobain	19,957	913,956
Credit Agricole SA	44,381	490,856
Danone SA	24,717	1,731,757
Dassault Systemes SA	5,367	419,737
Edenred SA	8,738	172,294
EDF SA	9,647	138,576
Engie	61,264	1,010,165
Essilor International SA	8,635	1,117,783
Eurazeo SA	1,594	112,250
Eutelsat Communications	7,265	225,647
Fonciere des Regions	1,199	113,458
Gecina SA	1,462	211,434
Groupe Eurotunnel SA	19,694	251,439
Hermes International SCA	1,108	394,570
ICADE	1,330	104,701
Iliad SA	1,098	239,949
Imerys SA	1,629	120,236
Ingenico SA	2,316	273,149
JCDecaux SA	2,969	131,142
Kering SA	3,182	545,257
Klepierre SA	9,197	432,562
L'Oreal SA	10,558	1,915,571
Lagardere S.C.A. (Reg.)	4,706	124,854
Legrand SA	11,081	631,116
LVMH Moet Hennessy - Louis Vuitton SA	11,720	1,952,687
Michelin CGDE Series B	8,085	843,842
Natixis SA	39,472	217,716
Numericable Group SA	4,635	151,709
Orange SA	83,362	1,384,970
Pernod Ricard SA	8,932	964,257
Peugeot Citroen SA (a)	18,569	298,844
Publicis Groupe SA	7,941	587,660
Remy Cointreau SA	981	81,416
Renault SA	8,072	778,987
Rexel SA	12,763	193,347
Safran SA	13,136	905,040
Sanofi SA	49,283	4,062,228
Schneider Electric SA	23,420	1,531,377
SCOR SE	6,460	219,950
Societe Generale Series A	30,482	1,199,380
Sodexo SA	3,904	394,234
Suez Environnement SA	12,630	232,838
Technip SA	4,414	258,323
Thales SA	4,384	379,002
Total SA	92,119	4,655,767
Unibail-Rodamco	4,139	1,109,011
Valeo SA	3,340	529,497
Veolia Environnement SA	18,737	460,313
VINCI SA	20,129	1,503,698
Vivendi SA	48,833	938,097
Wendel SA	1,304	150,658
Zodiac Aerospace	8,513	199,586

TOTAL FRANCE		48,191,180

Germany - 8.4%
adidas AG	8,781	1,132,157
Allianz SE	19,181	3,263,223
Axel Springer Verlag AG	1,775	99,103
BASF AG	38,518	3,182,178
Bayer AG	34,704	4,003,585
Bayerische Motoren Werke AG (BMW)	14,007	1,291,117
Beiersdorf AG	4,187	375,683
Brenntag AG	6,448	378,098
Commerzbank AG	44,173	412,735
Continental AG	4,617	1,013,988
Daimler AG (Germany)	40,423	2,809,119
Deutsche Bank AG	57,913	1,092,180
Deutsche Boerse AG	8,121	666,642
Deutsche Lufthansa AG	9,803	152,210
Deutsche Post AG	40,635	1,193,583
Deutsche Telekom AG	135,267	2,374,399
Deutsche Wohnen AG (Bearer)	13,977	428,037
E.ON AG	83,954	870,114
Evonik Industries AG	5,881	186,297
Fraport AG Frankfurt Airport Services Worldwide	1,656	100,233
Fresenius Medical Care AG & Co. KGaA	9,198	800,567
Fresenius SE & Co. KGaA	16,042	1,166,792
GEA Group AG	7,628	353,658
Hannover Reuck SE	2,507	285,858
HeidelbergCement Finance AG	5,902	524,360
Henkel AG & Co. KGaA	4,366	443,587
Hugo Boss AG	2,815	179,506
Infineon Technologies AG	47,451	677,011
K&S AG	8,070	201,259
Lanxess AG	3,867	202,200
Linde AG	7,795	1,190,684
MAN SE	1,479	160,462
Merck KGaA	5,428	510,092
Metro AG	7,467	237,265
Muenchener Rueckversicherungs AG	7,018	1,301,424
OSRAM Licht AG	3,760	196,218
ProSiebenSat.1 Media AG	9,130	465,426
RWE AG	20,543	306,854
SAP AG	41,274	3,238,401
Siemens AG	33,274	3,482,066
Symrise AG	5,188	343,718
Telefonica Deutschland Holding AG	31,472	159,788
Thyssenkrupp AG	15,378	357,630
TUI AG	20,712	299,910
United Internet AG	5,246	256,106
Volkswagen AG	1,422	227,088
Vonovia SE	19,601	659,521
Zalando SE (a)	3,708	122,875

TOTAL GERMANY		43,375,007

Hong Kong - 2.3%
AIA Group Ltd.	506,000	3,028,211
Bank of East Asia Ltd.	50,441	182,999
BOC Hong Kong (Holdings) Ltd.	154,500	461,476
Cathay Pacific Airways Ltd.	47,000	74,934
CLP Holdings Ltd.	80,000	739,602
Galaxy Entertainment Group Ltd.	97,000	326,040
Hang Lung Properties Ltd.	96,000	191,153
Hang Seng Bank Ltd.	32,200	583,804
Henderson Land Development Co. Ltd.	48,000	299,162
HK Electric Investments & HK Electric Investments Ltd. unit	105,500	94,867
HKT Trust/HKT Ltd. unit	113,000	162,431
Hong Kong & China Gas Co. Ltd.	290,000	539,831
Hong Kong Exchanges and Clearing Ltd.	48,300	1,217,511
Hysan Development Co. Ltd.	28,000	123,717
Link (REIT)	95,000	576,354
MTR Corp. Ltd.	61,000	301,579
New World Development Co. Ltd.	230,000	228,737
PCCW Ltd.	167,000	113,040
Power Assets Holdings Ltd.	58,000	551,817
Sino Land Ltd.	129,140	202,743
SJM Holdings Ltd.	85,000	56,989
Sun Hung Kai Properties Ltd.	73,000	920,028
Swire Pacific Ltd. (A Shares)	25,000	271,216
Swire Properties Ltd.	50,000	129,828
Techtronic Industries Co. Ltd.	58,500	219,297
Wharf Holdings Ltd.	57,000	308,087
Wheelock and Co. Ltd.	39,000	180,555

TOTAL HONG KONG		12,086,008

Ireland - 0.5%
Bank of Ireland (a)	1,142,326	346,625
CRH PLC	34,655	1,008,561
James Hardie Industries PLC CDI	18,703	263,512
Kerry Group PLC Class A	6,672	594,909
Paddy Power PLC (Ireland)	3,356	449,798
Ryanair Holdings PLC sponsored ADR	1,350	109,283

TOTAL IRELAND		2,772,688

Isle of Man - 0.0%
Genting Singapore PLC	256,900	155,685
Israel - 0.7%
Azrieli Group	1,534	60,926
Bank Hapoalim BM (Reg.)	44,767	230,278
Bank Leumi le-Israel BM (a)	59,045	217,441
Bezeq The Israel Telecommunication Corp. Ltd.	81,785	174,451
Check Point Software Technologies Ltd. (a)	2,846	235,848
Delek Group Ltd.	209	37,147
Israel Chemicals Ltd.	20,384	101,144
Mizrahi Tefahot Bank Ltd.	5,702	66,078
NICE Systems Ltd.	2,448	157,098
Taro Pharmaceutical Industries Ltd. (a)	338	47,232
Teva Pharmaceutical Industries Ltd.	38,355	2,156,696

TOTAL ISRAEL		3,484,339

Italy - 1.9%
Assicurazioni Generali SpA	49,177	750,051
Atlantia SpA	17,377	483,908
Banco Popolare Societa Cooperativa	14,460	102,077
Enel SpA	320,359	1,455,976
Eni SpA	106,892	1,746,287
EXOR SpA	4,680	175,770
Finmeccanica SpA (a)	17,169	216,843
Intesa Sanpaolo SpA	529,662	1,472,355
Intesa Sanpaolo SpA (Risparmio Shares)	42,603	112,005
Luxottica Group SpA	7,120	387,827
Mediobanca SpA	23,835	195,822
Prysmian SpA	8,294	195,544
Saipem SpA	243,295	116,449
Snam Rete Gas SpA	88,072	537,514
Telecom Italia SpA (a)	470,147	459,086
Terna SpA	63,158	356,099
UniCredit SpA	200,586	774,944
Unione di Banche Italiane SCpA	38,194	161,903
Unipolsai SpA	44,380	103,566

TOTAL ITALY		9,804,026

Japan - 21.8%
ABC-MART, Inc.	1,200	77,871
ACOM Co. Ltd. (a)	15,900	82,945
AEON Co. Ltd.	27,200	407,603
AEON Financial Service Co. Ltd.	4,200	93,739
AEON MALL Co. Ltd.	4,600	63,264
Air Water, Inc.	7,000	105,160
Aisin Seiki Co. Ltd.	8,000	310,878
Ajinomoto Co., Inc.	23,800	548,597
Alfresa Holdings Corp.	7,600	146,354
All Nippon Airways Ltd.	49,000	136,825
Alps Electric Co. Ltd.	7,900	136,541
Amada Holdings Co. Ltd.	14,700	147,683
Aozora Bank Ltd.	48,000	170,305
Asahi Glass Co. Ltd.	40,000	234,258
Asahi Group Holdings	16,100	510,966
Asahi Kasei Corp.	53,000	362,633
Asics Corp.	6,400	126,754
Astellas Pharma, Inc.	88,800	1,197,254
Bandai Namco Holdings, Inc.	7,600	161,799
Bank of Kyoto Ltd.	14,000	93,908
Benesse Holdings, Inc.	2,700	76,603
Bridgestone Corp.	27,400	1,008,523
Brother Industries Ltd.	9,400	106,562
Calbee, Inc.	3,200	124,580
Canon, Inc.	45,000	1,258,324
Casio Computer Co. Ltd.	8,600	163,632
Central Japan Railway Co.	6,000	1,051,055
Chiba Bank Ltd.	30,000	151,501
Chubu Electric Power Co., Inc.	26,900	354,331
Chugai Pharmaceutical Co. Ltd.	9,300	313,417
Chugoku Electric Power Co., Inc.	12,800	166,125
Citizen Holdings Co. Ltd.	10,900	61,483
Concordia Financial Group Ltd. (a)	49,300	226,735
Credit Saison Co. Ltd.	5,900	108,491
Dai Nippon Printing Co. Ltd.	23,000	215,705
Dai-ichi Mutual Life Insurance Co.	45,400	545,694
Daicel Chemical Industries Ltd.	12,500	156,149
Daihatsu Motor Co. Ltd.	7,700	102,757
Daiichi Sankyo Kabushiki Kaisha	26,900	633,963
Daikin Industries Ltd.	9,900	785,852
Dainippon Sumitomo Pharma Co. Ltd.	6,400	82,386
Daito Trust Construction Co. Ltd.	3,000	424,297
Daiwa House Industry Co. Ltd.	25,200	673,262
Daiwa Securities Group, Inc.	69,000	401,844
DENSO Corp.	20,500	779,229
Dentsu, Inc.	9,000	457,281
Don Quijote Holdings Co. Ltd.	5,100	181,437
East Japan Railway Co.	14,000	1,231,665
Eisai Co. Ltd.	10,600	656,137
Electric Power Development Co. Ltd.	6,200	186,856
FamilyMart Co. Ltd.	2,500	131,937
Fanuc Corp.	8,200	1,211,321
Fast Retailing Co. Ltd.	2,200	579,265
Fuji Electric Co. Ltd.	22,000	93,615
Fuji Heavy Industries Ltd.	24,700	811,024
Fujifilm Holdings Corp.	19,300	792,232
Fujitsu Ltd.	78,000	272,540
Fukuoka Financial Group, Inc.	31,000	105,973
GungHo Online Entertainment, Inc.	18,600	48,684
Gunma Bank Ltd.	16,000	63,349
Hakuhodo DY Holdings, Inc.	9,300	104,845
Hamamatsu Photonics K.K.	6,200	172,303
Hankyu Hanshin Holdings, Inc.	48,000	304,249
Hikari Tsushin, Inc.	800	59,922
Hino Motors Ltd.	11,200	108,069
Hirose Electric Co. Ltd.	1,300	157,230
Hiroshima Bank Ltd.	20,000	72,407
Hisamitsu Pharmaceutical Co., Inc.	2,300	108,813
Hitachi Chemical Co. Ltd.	4,200	70,534
Hitachi Construction Machinery Co. Ltd.	4,400	69,858
Hitachi High-Technologies Corp.	2,700	73,056
Hitachi Ltd.	204,000	934,774
Hitachi Metals Ltd.	8,500	86,310
Hokuhoku Financial Group, Inc.	49,000	61,693
Hokuriku Electric Power Co., Inc.	6,700	87,752
Honda Motor Co. Ltd.	68,600	1,851,225
Hoshizaki Electric Co. Ltd.	1,700	142,670
Hoya Corp.	17,600	673,979
Hulic Co. Ltd.	11,900	118,440
Idemitsu Kosan Co. Ltd.	3,600	76,904
IHI Corp.	56,000	121,436
Iida Group Holdings Co. Ltd.	5,900	110,189
INPEX Corp.	39,600	314,814
Isetan Mitsukoshi Holdings Ltd.	15,200	161,298
Isuzu Motors Ltd.	25,000	267,507
Itochu Corp.	66,600	846,393
ITOCHU Techno-Solutions Corp.	2,200	43,112
Iyo Bank Ltd.	9,900	65,054
J. Front Retailing Co. Ltd.	10,400	124,945
Japan Airlines Co. Ltd.	5,100	183,571
Japan Airport Terminal Co. Ltd.	1,700	60,669
Japan Exchange Group, Inc.	23,000	342,545
Japan Post Bank Co. Ltd. (a)	17,100	208,775
Japan Post Holdings Co. Ltd. (a)	19,000	255,980
Japan Prime Realty Investment Corp.	35	154,276
Japan Real Estate Investment Corp.	54	336,259
Japan Retail Fund Investment Corp.	108	265,342
Japan Tobacco, Inc.	46,200	1,887,637
JFE Holdings, Inc.	20,500	287,684
JGC Corp.	9,000	153,495
Joyo Bank Ltd.	27,000	94,098
JSR Corp.	7,200	98,699
JTEKT Corp.	8,200	104,416
JX Holdings, Inc.	93,600	402,284
Kajima Corp.	36,000	223,638
Kakaku.com, Inc.	6,200	111,669
Kamigumi Co. Ltd.	11,000	98,624
Kaneka Corp.	12,000	100,437
Kansai Electric Power Co., Inc. (a)	29,700	261,572
Kansai Paint Co. Ltd.	9,800	171,399
Kao Corp.	21,300	1,178,252
Kawasaki Heavy Industries Ltd.	61,000	171,084
KDDI Corp.	73,400	2,114,341
Keihan Electric Railway Co., Ltd.	22,000	159,521
Keihin Electric Express Railway Co. Ltd.	19,000	171,991
Keio Corp.	25,000	220,199
Keisei Electric Railway Co.	12,000	165,094
Keyence Corp.	1,900	1,138,847
Kikkoman Corp.	6,000	191,182
Kintetsu Group Holdings Co. Ltd.	77,000	316,664
Kirin Holdings Co. Ltd.	34,500	497,586
Kobe Steel Ltd.	124,000	119,067
Koito Manufacturing Co. Ltd.	4,400	190,627
Komatsu Ltd.	38,400	659,517
Konami Holdings Corp.	3,700	116,659
Konica Minolta, Inc.	19,400	167,452
Kose Corp.	1,300	118,904
Kubota Corp.	47,200	687,556
Kuraray Co. Ltd.	15,200	192,706
Kurita Water Industries Ltd.	4,300	103,398
Kyocera Corp.	13,500	669,872
Kyowa Hakko Kirin Co., Ltd.	9,700	172,447
Kyushu Electric Power Co., Inc.	18,100	181,665
Kyushu Financial Group, Inc. (a)	13,800	72,435
Lawson, Inc.	2,800	216,729
LIXIL Group Corp.	11,400	238,695
M3, Inc.	8,200	221,207
Mabuchi Motor Co. Ltd.	2,000	99,553
Makita Corp.	5,000	315,417
Marubeni Corp.	69,000	366,270
Marui Group Co. Ltd.	9,500	145,138
Maruichi Steel Tube Ltd.	2,000	58,169
Mazda Motor Corp.	22,600	344,340
McDonald's Holdings Co. (Japan) Ltd.	2,700	67,453
Medipal Holdings Corp.	5,400	85,435
Meiji Holdings Co. Ltd.	5,100	393,015
Minebea Mitsumi, Inc.	13,000	106,483
Miraca Holdings, Inc.	2,200	93,494
Mitsubishi Chemical Holdings Corp.	57,100	297,979
Mitsubishi Corp.	56,900	956,410
Mitsubishi Electric Corp.	81,000	860,821
Mitsubishi Estate Co. Ltd.	53,000	1,007,139
Mitsubishi Gas Chemical Co., Inc.	17,000	93,225
Mitsubishi Heavy Industries Ltd.	127,000	451,436
Mitsubishi Logistics Corp.	5,000	68,355
Mitsubishi Materials Corp.	45,000	142,730
Mitsubishi Motors Corp. of Japan	27,100	109,060
Mitsubishi Tanabe Pharma Corp.	9,600	170,923
Mitsubishi UFJ Financial Group, Inc.	535,400	2,470,772
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,600	85,420
Mitsui & Co. Ltd.	71,900	878,276
Mitsui Chemicals, Inc.	33,000	109,446
Mitsui Fudosan Co. Ltd.	40,000	976,897
Mitsui OSK Lines Ltd.	46,000	97,752
mixi, Inc.	1,700	58,087
Mizuho Financial Group, Inc.	993,100	1,488,569
MS&AD Insurance Group Holdings, Inc.	21,400	565,206
Murata Manufacturing Co. Ltd.	8,500	1,108,496
Nabtesco Corp.	4,900	110,540
Nagoya Railroad Co. Ltd.	37,000	186,607
NEC Corp.	108,000	262,848
New Hampshire Foods Ltd.	7,000	156,026
Nexon Co. Ltd.	5,200	78,080
NGK Insulators Ltd.	11,000	225,902
NGK Spark Plug Co. Ltd.	7,600	151,570
NHK Spring Co. Ltd.	6,600	58,093
Nidec Corp.	9,400	688,776
Nikon Corp.	14,500	211,372
Nintendo Co. Ltd.	4,500	609,305
Nippon Building Fund, Inc.	59	373,765
Nippon Electric Glass Co. Ltd.	16,000	84,711
Nippon Express Co. Ltd.	35,000	159,720
Nippon Paint Holdings Co. Ltd.	6,200	162,793
Nippon Prologis REIT, Inc.	66	158,257
Nippon Steel & Sumitomo Metal Corp.	31,600	657,525
Nippon Telegraph & Telephone Corp.	29,000	1,297,760
Nippon Yusen KK	69,000	135,173
Nissan Motor Co. Ltd.	104,600	928,223
Nisshin Seifun Group, Inc.	9,200	150,614
Nissin Food Holdings Co. Ltd.	2,600	120,700
Nitori Holdings Co. Ltd.	3,100	288,358
Nitto Denko Corp.	6,900	371,706
NKSJ Holdings, Inc.	13,800	362,333
NOK Corp.	3,900	64,638
Nomura Holdings, Inc.	153,000	650,061
Nomura Real Estate Holdings, Inc.	5,000	91,376
Nomura Real Estate Master Fund, Inc.	149	233,744
Nomura Research Institute Ltd.	5,200	182,417
NSK Ltd.	20,000	174,556
NTT Data Corp.	5,200	270,716
NTT DOCOMO, Inc.	60,000	1,439,039
NTT Urban Development Co.	5,000	46,790
Obayashi Corp.	27,500	269,509
OBIC Co. Ltd.	2,800	147,171
Odakyu Electric Railway Co. Ltd.	26,000	282,347
Oji Holdings Corp.	34,000	139,622
Olympus Corp.	11,400	444,106
OMRON Corp.	8,300	263,416
Ono Pharmaceutical Co. Ltd.	17,300	779,501
Oracle Corp. Japan	1,500	80,794
Oriental Land Co. Ltd.	8,400	583,300
ORIX Corp.	55,700	787,873
Osaka Gas Co. Ltd.	79,000	284,809
Otsuka Corp.	2,100	100,145
Otsuka Holdings Co. Ltd.	16,400	639,346
Panasonic Corp.	92,900	828,493
Park24 Co. Ltd.	3,800	106,506
Rakuten, Inc.	38,600	419,635
Recruit Holdings Co. Ltd.	6,100	188,466
Resona Holdings, Inc.	91,700	324,184
Ricoh Co. Ltd.	30,000	305,728
Rinnai Corp.	1,500	132,380
ROHM Co. Ltd.	4,100	177,431
Ryohin Keikaku Co. Ltd.	1,000	222,764
Sankyo Co. Ltd. (Gunma)	2,000	75,722
Sanrio Co. Ltd.	2,200	43,253
Santen Pharmaceutical Co. Ltd.	15,800	226,439
SBI Holdings, Inc. Japan	8,500	88,007
Secom Co. Ltd.	8,900	683,921
Sega Sammy Holdings, Inc.	7,400	80,574
Seibu Holdings, Inc.	4,800	101,265
Seiko Epson Corp.	11,800	193,365
Sekisui Chemical Co. Ltd.	17,900	223,716
Sekisui House Ltd.	25,200	437,556
Seven & i Holdings Co. Ltd.	31,700	1,293,437
Seven Bank Ltd.	23,700	100,706
Shikoku Electric Power Co., Inc.	7,100	87,639
Shimadzu Corp.	11,000	164,643
Shimamura Co. Ltd.	900	121,494
SHIMANO, Inc.	3,300	473,456
SHIMIZU Corp.	25,000	224,071
Shin-Etsu Chemical Co. Ltd.	17,300	968,952
Shinsei Bank Ltd.	71,000	99,512
Shionogi & Co. Ltd.	12,500	638,027
Shiseido Co. Ltd.	15,000	333,607
Shizuoka Bank Ltd.	23,000	170,469
Showa Shell Sekiyu K.K.	7,700	80,355
SMC Corp.	2,300	560,877
SoftBank Corp.	40,300	2,166,951
Sohgo Security Services Co., Ltd.	2,600	144,378
Sony Corp.	53,000	1,283,746
Sony Financial Holdings, Inc.	6,900	85,304
Stanley Electric Co. Ltd.	6,100	124,027
Sumitomo Chemical Co. Ltd.	63,000	284,749
Sumitomo Corp.	47,000	496,896
Sumitomo Electric Industries Ltd.	31,400	377,731
Sumitomo Heavy Industries Ltd.	22,000	92,457
Sumitomo Metal Mining Co. Ltd.	20,000	225,650
Sumitomo Mitsui Financial Group, Inc.	53,500	1,609,907
Sumitomo Mitsui Trust Holdings, Inc.	138,000	424,196
Sumitomo Realty & Development Co. Ltd.	15,000	436,144
Sumitomo Rubber Industries Ltd.	7,300	111,132
Suntory Beverage & Food Ltd.	5,900	257,724
Suzuken Co. Ltd.	3,100	106,231
Suzuki Motor Corp.	15,100	413,794
Sysmex Corp.	6,200	387,744
T&D Holdings, Inc.	24,500	234,526
Taiheiyo Cement Corp.	50,000	132,301
Taisei Corp.	44,000	300,324
Taisho Pharmaceutical Holdings Co. Ltd.	1,300	106,777
Taiyo Nippon Sanso Corp.	6,400	59,097
Takashimaya Co. Ltd.	13,000	94,911
Takeda Pharmaceutical Co. Ltd.	33,200	1,585,694
TDK Corp.	5,100	298,421
Teijin Ltd.	40,000	143,210
Terumo Corp.	12,600	478,993
The Chugoku Bank Ltd.	6,500	67,193
The Hachijuni Bank Ltd.	17,000	74,321
The Suruga Bank Ltd.	7,700	149,719
THK Co. Ltd.	4,800	95,342
Tobu Railway Co. Ltd.	44,000	225,503
Toho Co. Ltd.	5,100	129,260
Toho Gas Co. Ltd.	18,000	122,899
Tohoku Electric Power Co., Inc.	19,300	246,750
Tokio Marine Holdings, Inc.	28,700	939,136
Tokyo Electric Power Co., Inc. (a)	60,400	323,496
Tokyo Electron Ltd.	7,200	475,864
Tokyo Gas Co. Ltd.	95,000	419,299
Tokyo Tatemono Co. Ltd.	8,200	108,269
Tokyu Corp.	47,000	407,346
Tokyu Fudosan Holdings Corp.	21,800	148,212
TonenGeneral Sekiyu K.K.	13,000	123,132
Toppan Printing Co. Ltd.	23,000	196,659
Toray Industries, Inc.	61,000	509,519
Toshiba Corp. (a)	167,000	353,197
Toto Ltd.	6,000	203,459
Toyo Seikan Group Holdings Ltd.	7,000	138,003
Toyo Suisan Kaisha Ltd.	3,900	137,739
Toyoda Gosei Co. Ltd.	2,800	51,629
Toyota Industries Corp.	6,800	295,038
Toyota Motor Corp.	113,700	5,763,424
Toyota Tsusho Corp.	9,200	208,236
Trend Micro, Inc.	4,500	170,658
Unicharm Corp.	15,600	322,469
United Urban Investment Corp.	117	201,943
USS Co. Ltd.	9,400	148,692
West Japan Railway Co.	6,900	416,527
Yahoo! Japan Corp.	59,400	265,722
Yakult Honsha Co. Ltd.	3,700	183,412
Yamada Denki Co. Ltd.	28,700	144,483
Yamaguchi Financial Group, Inc.	8,000	74,358
Yamaha Corp.	7,100	203,771
Yamaha Motor Co. Ltd.	11,100	181,689
Yamato Holdings Co. Ltd.	14,200	286,398
Yamazaki Baking Co. Ltd.	5,000	118,364
Yaskawa Electric Corp.	9,600	112,429
Yokogawa Electric Corp.	9,100	97,772
Yokohama Rubber Co. Ltd.	4,200	70,411

TOTAL JAPAN		113,126,906

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	72,738	410,615
Millicom International Cellular SA (depository receipt)	2,798	161,669
RTL Group SA	1,676	140,018
SES SA (France) (depositary receipt)	13,591	370,774
Tenaris SA	19,737	266,894

TOTAL LUXEMBOURG		1,349,970

Mauritius - 0.0%
Golden Agri-Resources Ltd.	281,600	83,757
Netherlands - 3.5%
AEGON NV	76,796	441,526
AerCap Holdings NV (a)	3,775	151,038
Airbus Group NV	24,826	1,552,399
Akzo Nobel NV	10,389	738,104
Altice NV:
Class A (a)	15,242	231,250
Class B (a)	4,521	69,084
ASML Holding NV (Netherlands)	14,556	1,406,921
CNH Industrial NV	39,581	303,659
Ferrari NV	5,301	238,669
Fiat Chrysler Automobiles NV	37,509	301,077
Gemalto NV	3,392	220,612
Heineken Holding NV	4,243	350,245
Heineken NV (Bearer)	9,666	905,920
ING Groep NV (Certificaten Van Aandelen)	162,480	1,989,780
Koninklijke Ahold NV	35,108	763,808
Koninklijke Boskalis Westminster NV	3,715	154,862
Koninklijke DSM NV	7,620	467,689
Koninklijke KPN NV	134,537	528,684
Koninklijke Philips Electronics NV	40,080	1,101,341
Mobileye NV (a)	3,427	130,740
NN Group NV	13,148	455,568
NXP Semiconductors NV (a)	5,697	485,840
OCI NV (a)	3,432	67,848
QIAGEN NV (Germany) (a)	9,321	208,871
Randstad Holding NV	5,344	287,019
RELX NV	42,009	704,941
STMicroelectronics NV	26,938	165,626
TNT Express NV	20,779	188,607
Unilever NV (Certificaten Van Aandelen) (Bearer)	68,317	3,001,155
Vopak NV	2,990	162,437
Wolters Kluwer NV	12,524	476,610

TOTAL NETHERLANDS		18,251,930

New Zealand - 0.2%
Auckland International Airport Ltd.	40,619	174,428
Contact Energy Ltd.	28,844	102,313
Fletcher Building Ltd.	29,552	172,093
Meridian Energy Ltd.	50,943	94,263
Mighty River Power Ltd.	30,006	63,274
Ryman Healthcare Group Ltd.	14,836	92,508
Spark New Zealand Ltd.	79,992	207,220

TOTAL NEW ZEALAND		906,099

Norway - 0.6%
DNB ASA	41,190	527,418
Gjensidige Forsikring ASA	8,608	147,425
Norsk Hydro ASA	56,571	246,140
Orkla ASA	33,896	295,910
Schibsted ASA:
(A Shares)	3,038	88,629
(B Shares)	3,921	111,467
Statoil ASA	46,929	826,011
Telenor ASA	31,545	542,998
Yara International ASA	7,655	306,510

TOTAL NORWAY		3,092,508

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	57,023	304,803
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.) (a)	1,650,566	73,142
Energias de Portugal SA	97,153	345,305
Galp Energia SGPS SA Class B	19,390	266,319
Jeronimo Martins SGPS SA	10,678	174,722

TOTAL PORTUGAL		859,488

Singapore - 1.2%
Ascendas Real Estate Investment Trust	90,300	165,177
CapitaCommercial Trust (REIT)	82,100	87,298
CapitaLand Ltd.	109,900	254,147
CapitaMall Trust	106,200	163,464
City Developments Ltd.	16,200	100,463
ComfortDelgro Corp. Ltd.	90,600	194,694
DBS Group Holdings Ltd.	74,100	841,914
Global Logistic Properties Ltd.	133,600	190,240
Hutchison Port Holdings Trust	225,700	100,437
Jardine Cycle & Carriage Ltd.	5,000	143,585
Keppel Corp. Ltd.	61,300	246,139
Oversea-Chinese Banking Corp. Ltd.	128,700	839,275
Sembcorp Industries Ltd.	39,200	84,238
Sembcorp Marine Ltd.	37,800	46,939
Singapore Airlines Ltd.	22,600	193,256
Singapore Exchange Ltd.	35,500	198,769
Singapore Press Holdings Ltd.	70,400	212,532
Singapore Technologies Engineering Ltd.	66,000	158,025
Singapore Telecommunications Ltd.	334,500	960,085
StarHub Ltd.	25,100	61,777
Suntec (REIT)	95,100	119,153
United Overseas Bank Ltd.	54,300	750,998
UOL Group Ltd.	18,900	86,289
Wilmar International Ltd.	81,000	223,452
Yangzijiang Shipbuilding Holdings Ltd.	80,700	59,407

TOTAL SINGAPORE		6,481,753

Spain - 3.2%
Abertis Infraestructuras SA	21,634	364,768
ACS Actividades de Construccion y Servicios SA	8,117	268,375
Aena SA (a)	2,796	398,754
Amadeus IT Holding SA Class A	18,486	841,192
Banco Bilbao Vizcaya Argentaria SA	278,783	1,915,742
Banco de Sabadell SA	218,197	416,994
Banco Popular Espanol SA	73,270	199,257
Banco Santander SA (Spain)	606,060	3,068,037
Bankia SA	195,143	181,664
Bankinter SA	28,868	220,016
CaixaBank SA	110,528	333,652
Distribuidora Internacional de Alimentacion SA	25,115	139,361
Enagas SA	9,103	277,314
Endesa SA	13,430	281,956
Ferrovial SA	19,734	424,587
Gas Natural SDG SA	14,735	306,486
Grifols SA	12,425	270,247
Iberdrola SA	230,869	1,643,497
Inditex SA	45,794	1,470,055
International Consolidated Airlines Group SA	34,326	263,933
MAPFRE SA (Reg.)	42,997	109,053
Red Electrica Corporacion SA	4,562	407,293
Repsol YPF SA	45,716	602,375
Telefonica SA	189,166	2,069,324
Zardoya Otis SA	7,211	76,542

TOTAL SPAIN		16,550,474

Sweden - 2.8%
Alfa Laval AB	12,470	196,589
ASSA ABLOY AB (B Shares)	42,157	884,040
Atlas Copco AB:
(A Shares)	28,075	726,483
(B Shares)	16,489	395,673
Boliden AB	11,497	200,435
Electrolux AB (B Shares)	10,135	294,063
Getinge AB (B Shares)	8,602	181,885
H&M Hennes & Mauritz AB (B Shares)	39,837	1,416,292
Hakon Invest AB	3,216	105,605
Hexagon AB (B Shares)	10,736	428,079
Husqvarna AB (B Shares)	16,633	132,559
Industrivarden AB (C Shares)	6,557	119,375
Investment AB Kinnevik (B Shares)	9,896	284,664
Investor AB (B Shares)	19,186	704,084
Lundin Petroleum AB (a)	9,192	172,154
Nordea Bank AB	127,775	1,240,287
Sandvik AB	44,455	456,150
Securitas AB (B Shares)	13,289	209,832
Skandinaviska Enskilda Banken AB (A Shares)	64,096	612,190
Skanska AB (B Shares)	15,790	347,243
SKF AB (B Shares)	16,661	306,852
Svenska Cellulosa AB (SCA) (B Shares)	25,512	803,440
Svenska Handelsbanken AB (A Shares)	63,013	840,603
Swedbank AB (A Shares)	38,112	821,996
Swedish Match Co. AB	8,259	261,949
Tele2 AB (B Shares)	12,724	121,370
Telefonaktiebolaget LM Ericsson (B Shares)	127,862	1,035,991
TeliaSonera AB	109,448	522,677
Volvo AB (B Shares)	64,683	757,143

TOTAL SWEDEN		14,579,703

Switzerland - 9.0%
ABB Ltd. (Reg.)	92,331	1,954,673
Actelion Ltd.	4,321	698,171
Adecco SA (Reg.)	6,901	444,216
Aryzta AG	3,693	143,401
Baloise Holdings AG	2,107	260,712
Barry Callebaut AG	113	132,754
Coca-Cola HBC AG	8,512	174,122
Compagnie Financiere Richemont SA Series A	21,935	1,462,632
Credit Suisse Group AG	75,439	1,148,066
Dufry AG (a)	1,707	224,563
Ems-Chemie Holding AG	348	172,041
Galenica AG	164	239,683
Geberit AG (Reg.)	1,595	612,362
Givaudan SA	389	766,403
Julius Baer Group Ltd.	9,346	400,530
Kuehne & Nagel International AG	2,291	330,049
Lafargeholcim Ltd. (Reg.)	19,116	967,856
Lindt & Spruengli AG	4	292,672
Lindt & Spruengli AG (participation certificate)	40	244,762
Lonza Group AG	2,214	368,346
Nestle SA	133,761	9,983,854
Novartis AG	95,493	7,267,233
Pargesa Holding SA	1,224	85,041
Partners Group Holding AG	666	274,231
Roche Holding AG (participation certificate)	29,480	7,458,712
Schindler Holding AG:
(participation certificate)	1,775	323,249
(Reg.)	907	166,688
SGS SA (Reg.)	227	499,528
Sika AG	90	383,061
Sonova Holding AG Class B	2,242	299,619
Sulzer AG (Reg.)	587	53,572
Swatch Group AG (Bearer)	1,289	439,783
Swatch Group AG (Bearer) (Reg.)	2,141	143,061
Swiss Life Holding AG	1,338	337,673
Swiss Prime Site AG	2,804	245,675
Swiss Re Ltd.	14,846	1,316,996
Swisscom AG	1,098	556,840
Syngenta AG (Switzerland)	3,902	1,561,939
UBS Group AG	153,619	2,658,267
Zurich Insurance Group AG	6,325	1,419,231

TOTAL SWITZERLAND		46,512,267

United Kingdom - 17.9%
3i Group PLC	40,851	282,689
Aberdeen Asset Management PLC	38,857	169,590
Admiral Group PLC	8,939	242,547
Aggreko PLC	10,801	171,549
Anglo American PLC (United Kingdom)	58,806	655,947
Antofagasta PLC	15,739	111,122
ARM Holdings PLC	59,121	811,487
Ashtead Group PLC	20,944	277,716
Associated British Foods PLC	14,977	670,515
AstraZeneca PLC (United Kingdom)	53,031	3,042,526
Auto Trader Group PLC	40,273	220,668
Aviva PLC	170,290	1,078,870
Babcock International Group PLC	10,762	148,993
BAE Systems PLC	132,968	927,672
Barclays PLC	705,147	1,770,454
Barratt Developments PLC	41,810	325,308
Berkeley Group Holdings PLC	5,493	240,382
BHP Billiton PLC	88,555	1,210,059
BP PLC	769,052	4,237,001
British American Tobacco PLC (United Kingdom)	78,213	4,768,810
British Land Co. PLC	40,485	425,322
BT Group PLC	355,427	2,303,903
Bunzl PLC	13,988	416,742
Burberry Group PLC	18,445	320,446
Capita Group PLC	27,616	403,915
Carnival PLC	7,830	390,551
Carphone Warehouse Group PLC	41,472	257,658
Centrica PLC	212,999	741,957
Cobham PLC	48,287	108,654
Compass Group PLC	69,160	1,231,628
Croda International PLC	5,753	253,105
Diageo PLC	105,582	2,854,525
Direct Line Insurance Group PLC	57,204	302,489
easyJet PLC	6,708	144,375
Fresnillo PLC	8,832	143,631
G4S PLC (United Kingdom)	65,483	180,262
GKN PLC	71,410	290,798
GlaxoSmithKline PLC	204,200	4,364,256
Hammerson PLC	33,539	286,437
Hargreaves Lansdown PLC	11,041	207,465
HSBC Holdings PLC (United Kingdom)	821,980	5,447,159
ICAP PLC	23,527	161,054
IMI PLC	11,527	157,479
Imperial Tobacco Group PLC	40,267	2,187,821
Inmarsat PLC	18,811	255,480
InterContinental Hotel Group PLC	9,805	391,857
Intertek Group PLC	6,776	322,468
Intu Properties PLC	40,450	179,852
Investec PLC	23,427	179,025
ITV PLC	161,991	533,033
J Sainsbury PLC	56,694	239,320
Johnson Matthey PLC	8,070	340,420
Kingfisher PLC	95,226	507,338
Land Securities Group PLC	33,322	551,153
Legal & General Group PLC	250,360	816,130
Lloyds Banking Group PLC	2,398,084	2,353,746
London Stock Exchange Group PLC	13,181	522,508
Marks & Spencer Group PLC	68,151	422,743
Mediclinic International PLC	15,555	205,690
Meggitt PLC	32,647	195,913
Merlin Entertainments PLC	30,666	193,345
Mondi PLC	15,289	292,201
National Grid PLC	157,183	2,242,782
Next PLC	6,114	454,267
Old Mutual PLC	207,191	561,577
Pearson PLC	33,937	399,896
Persimmon PLC	12,769	370,723
Provident Financial PLC	6,141	261,471
Prudential PLC	107,952	2,130,922
Reckitt Benckiser Group PLC	26,731	2,604,104
RELX PLC	46,993	830,832
Rexam PLC	29,629	270,578
Rio Tinto PLC	52,020	1,745,078
Rolls-Royce Group PLC	77,201	755,211
Royal Bank of Scotland Group PLC (a)	145,807	490,545
Royal Dutch Shell PLC:
Class A (United Kingdom)	165,381	4,331,857
Class B (United Kingdom)	166,370	4,368,022
Royal Mail PLC	37,767	268,687
RSA Insurance Group PLC	42,581	285,639
SABMiller PLC	40,735	2,490,910
Sage Group PLC	44,985	389,121
Schroders PLC	5,298	194,613
Scottish & Southern Energy PLC	42,328	935,176
Segro PLC	32,091	195,859
Severn Trent PLC	9,924	322,925
SKY PLC	43,746	599,884
Smith & Nephew PLC	37,824	640,523
Smiths Group PLC	16,644	269,459
Sports Direct International PLC (a)	11,147	62,739
St. James's Place Capital PLC	22,002	278,725
Standard Chartered PLC (United Kingdom)	137,437	1,108,706
Standard Life PLC	82,047	390,938
Tate & Lyle PLC	19,746	169,649
Taylor Wimpey PLC	135,397	364,611
Tesco PLC (a)	341,908	859,570
The Weir Group PLC	9,025	158,243
Travis Perkins PLC	10,523	284,143
Unilever PLC	53,862	2,403,906
United Utilities Group PLC	28,291	388,365
Vodafone Group PLC	1,114,626	3,591,144
Whitbread PLC	7,581	428,901
William Hill PLC	37,610	171,841
WM Morrison Supermarkets PLC	92,608	258,585
Worldpay Group PLC (a)	57,548	224,426

TOTAL UNITED KINGDOM		93,002,912

TOTAL COMMON STOCKS
(Cost $487,034,621)		504,751,991

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,174	172,636
Fuchs Petrolub AG	2,975	127,251
Henkel AG & Co. KGaA	7,470	852,615
Porsche Automobil Holding SE (Germany)	6,350	354,732
Volkswagen AG	7,856	1,137,483

TOTAL GERMANY		2,644,717

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	268,330	210,467
United Kingdom - 0.0%
Rolls-Royce Group PLC	5,481,271	8,009
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,632,904)		2,863,193
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.45% to 0.54% 7/21/16 to 3/2/17 (b) (Cost $896,256)	900,000	896,728
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.38% (c)
(Cost $5,631,791)	5,631,791	5,631,791
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $496,195,572)		514,143,703
NET OTHER ASSETS (LIABILITIES) - 0.8%		4,028,431
NET ASSETS - 100%		$518,172,134

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
123 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2016	10,220,685	$278,062

The face value of futures purchased as a percentage of Net Assets is 2.0%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $8,715,798.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $396,754.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,708
Total	$21,708

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$64,054,614	$28,929,444	$35,125,170	$--
Consumer Staples	63,110,098	30,076,577	33,033,521	--
Energy	25,362,349	3,330,646	22,031,703	--
Financials	121,529,969	56,258,672	65,271,297	--
Health Care	59,073,015	14,752,580	44,320,435	--
Industrials	67,009,422	31,155,123	35,854,299	--
Information Technology	26,010,719	4,923,911	21,086,808	--
Materials	36,049,807	19,821,749	16,228,058	--
Telecommunication Services	25,743,511	5,009,117	20,734,394	--
Utilities	19,671,680	7,610,577	12,061,103	--
Government Obligations	896,728	--	896,728	--
Money Market Funds	5,631,791	5,631,791	--	--
Total Investments in Securities:	$514,143,703	$207,500,187	$306,643,516	$--
Derivative Instruments:
Assets
Futures Contracts	$278,062	$278,062	$--	$--
Total Assets	$278,062	$278,062	$--	$--
Total Derivative Instruments:	$278,062	$278,062	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$278,062	$0
Total Equity Risk	$278,062	$0
Total Value of Derivatives	$278,062	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $490,563,781)	$508,511,912
Fidelity Central Funds (cost $5,631,791)	5,631,791
Total Investments (cost $496,195,572)		$514,143,703
Foreign currency held at value (cost $3,286,877)		3,325,022
Receivable for fund shares sold		1,241,450
Dividends receivable		2,543,585
Distributions receivable from Fidelity Central Funds		2,965
Receivable from investment adviser for expense reductions		102,116
Other receivables		941
Total assets		521,359,782
Liabilities
Payable for investments purchased	$2,495,487
Payable for fund shares redeemed	396,531
Accrued management fee	42,122
Payable for daily variation margin for derivative instruments	47,113
Other affiliated payables	47,895
Other payables and accrued expenses	158,500
Total liabilities		3,187,648
Net Assets		$518,172,134
Net Assets consist of:
Paid in capital		$493,885,713
Undistributed net investment income		4,539,607
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,502,891
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,243,923
Net Assets, for 51,152,465 shares outstanding		$518,172,134
Net Asset Value, offering price and redemption price per share ($518,172,134 ÷ 51,152,465 shares)		$10.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period January 5, 2016 (commencement of operations) to April 30, 2016 (Unaudited)
Investment Income
Dividends		$5,168,971
Interest		493
Income from Fidelity Central Funds		21,708
Income before foreign taxes withheld		5,191,172
Less foreign taxes withheld		(539,722)
Total income		4,651,450
Expenses
Management fee	$91,637
Transfer agent fees	68,728
Accounting fees and expenses	35,564
Custodian fees and expenses	42,136
Independent trustees' compensation	220
Registration fees	119,059
Audit	19,296
Miscellaneous	407
Total expenses before reductions	377,047
Expense reductions	(265,204)	111,843
Net investment income (loss)		4,539,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(52,370)
Foreign currency transactions	306,510
Futures contracts	1,248,751
Total net realized gain (loss)		1,502,891
Change in net unrealized appreciation (depreciation) on: Investment securities	17,948,131
Assets and liabilities in foreign currencies	17,730
Futures contracts	278,062
Total change in net unrealized appreciation (depreciation)		18,243,923
Net gain (loss)		19,746,814
Net increase (decrease) in net assets resulting from operations		$24,286,421

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period January 5, 2016 (commencement of operations) to April 30, 2016 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,539,607
Net realized gain (loss)	1,502,891
Change in net unrealized appreciation (depreciation)	18,243,923
Net increase (decrease) in net assets resulting from operations	24,286,421
Share transactions
Proceeds from sales of shares	512,073,808
Cost of shares redeemed	(18,188,095)
Net increase (decrease) in net assets resulting from share transactions	493,885,713
Total increase (decrease) in net assets	518,172,134
Net Assets
Beginning of period	–
End of period (including undistributed net investment income of $4,539,607)	$518,172,134
Other Information
Shares
Sold	52,988,485
Redeemed	(1,836,020)
Net increase (decrease)	51,152,465

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity SAI International Index Fund

Six months ended (Unaudited) April 30,
2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.15
Net realized and unrealized gain (loss)	(.02)C
Total from investment operations	.13
Net asset value, end of period	$10.13
Total ReturnD,E	1.30%
Ratios to Average Net AssetsF
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.12%G
Expenses net of all reductions	.12%G
Net investment income (loss)	4.79%G
Supplemental Data
Net assets, end of period (000 omitted)	$518,172
Portfolio turnover rate	–%H,I

 A For the period January 5, 2016 (commencement of operations) to April 30, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount represents less than .005%.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity SAI International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates and certain other Fidelity funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$25,774,648
Gross unrealized depreciation	(7,687,521)
Net unrealized appreciation (depreciation) on securities	$18,087,127
Tax cost	$496,056,576

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,248,751 and a change in net unrealized appreciation (depreciation) of $278,062 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $490,525,136 and $817,167, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .075% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .12% of average net assets. This reimbursement will remain in place through December 31, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $265,204.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 5, 2016 to April 30, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2016	Expenses Paid During Period
Actual	.12%	$1,000.00	$1,013.00	$.39-B
Hypothetical-C		$1,000.00	$1,024.27	$.60-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 117/366 (to reflect the period January 5, 2016 to April 30, 2016).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI International Index Fund

On September 17, 2015, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation programs and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including its size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliancecapabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered Geode's experience in managing other index funds under the Board's supervision.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio  ..The Board considered the fund's proposed management fee and the projected total expense ratio of the fund after the effect of the contractual expense cap referred to in the next paragraph in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable and that the management and sub-advisory fee rates paid by other Fidelity equity index funds had been considered in proposing the management fee rate for the fund. The Board also considered that the projected total expense ratio of the fund is below the median expense ratio of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR had contractually agreed to reimburse the fund through December 31, 2017 to the extent total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed 0.12%.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Additional Information Considered by the Board:  The Board also received information explaining that the fund's investments will be chosen using an investment discipline developed by Geode, the sub-adviser to Fidelity's equity index funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SV7-SANN-0616
1.9870291.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 24, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 24, 2016